UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:             811-08894

JNL Series Trust

(Exact name of registrant as specified in charter)

1 Corporate Way, Lansing, Michigan 48951

(Address of principal executive offices)

Steven J. Fredricks

Jackson National Asset Management, LLC

1 Corporate Way

Lansing, Michigan 48951

(Name and Address of agent of service)

Registrant's telephone number, including area code: (517) 381-5500

Date of fiscal year end:	December 31

Date of Reporting Period:	January 1, 2007 – March 31, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, D.C. 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. Schedule of Investments

JNL Series Trust (Unaudited)
Schedules of Investments (in thousands, except for contracts)
March 31, 2007

JNL/AIM Large Cap Growth Fund	Shares/Par/
COMMON STOCKS - 97.0%	Contracts (p)	Value
CONSUMER DISCRETIONARY - 16.3%
American Eagle Outfitters Inc.	108	$3,235
AutoZone Inc. (b)	25	3,146
Coach Inc. (b)	74	3,704
Expedia Inc. (b)	128	2,967
Family Dollar Stores Inc.	85	2,518
Grupo Televisa SA - ADR	122	3,641
JC Penney Co. Inc.	68	5,609
Kohl's Corp. (b)	39	3,001
McGraw-Hill Cos. Inc.	72	4,551
News Corp. Inc. - Class A	310	7,167
Nike Inc. - Class B	28	2,946
Nordstrom Inc.	142	7,521
Sears Holdings Corp. (b)	26	4,720
TJX Cos. Inc.	122	3,285
		58,011
CONSUMER STAPLES - 6.0%
Anheuser-Busch Cos. Inc.	70	3,551
Diageo Plc	254	5,153
PepsiCo Inc.	79	5,011
Safeway Inc.	90	3,279
UST Inc. (l)	77	4,441
		21,435
ENERGY - 3.5%
Exxon Mobil Corp.	38	2,867
Marathon Oil Corp.	57	5,644
Occidental Petroleum Corp.	77	3,816
		12,327
FINANCIALS - 16.8%
AMBAC Financial Group Inc.	31	2,646
Ameriprise Financial Inc.	60	3,428
Assurant Inc.	94	5,055
Bear Stearns Cos. Inc.	22	3,354
Chubb Corp.	94	4,836
Goldman Sachs Group Inc.	66	13,722
JPMorgan Chase & Co.	94	4,543
Lehman Brothers Holdings Inc.	59	4,142
Morgan Stanley	59	4,616
Prudential Financial Inc.	82	7,385
Safeco Corp.	44	2,911
Travelers Cos. Inc.	54	2,796
		59,434

HEALTH CARE - 16.0%
AmerisourceBergen Corp.	115	6,041
AstraZeneca Plc - ADR	115	6,188
Baxter International Inc.	56	2,950
Forest Laboratories Inc. (b)	80	4,096
Laboratory Corp. of America Holdings (b)	70	5,074
McKesson Corp.	115	6,748
Medco Health Solutions Inc. (b)	40	2,901
Merck & Co. Inc.	104	4,588
Roche Holding AG	25	4,411
Schering-Plough Corp.	139	3,546
Shire Plc	151	3,120
UnitedHealth Group Inc.	64	3,368
WellPoint Inc. (b)	47	3,813
		56,844
INDUSTRIALS - 12.8%
ABB Ltd.	420	7,197
Boeing Co.	75	6,696
General Dynamics Corp.	82	6,254
Lockheed Martin Corp.	119	11,558
Manpower Inc.	52	3,844
McDermott International Inc. (b)	93	4,554
Raytheon Co.	101	5,291
		45,394
INFORMATION TECHNOLOGY - 18.7%
Accenture Ltd.	243	9,357
Apple Computer Inc. (b)	34	3,159
Avnet Inc. (b)	77	2,783
BMC Software Inc. (b)	119	3,658
Cisco Systems Inc. (b)	512	13,072
Google Inc. - Class A (b)	6	2,925
Hewlett-Packard Co.	328	13,164
International Business Machines Corp.	37	3,457
Microsoft Corp.	251	6,990
Oracle Corp. (b)	287	5,199
Xerox Corp. (b)	160	2,703
		66,467
MATERIALS - 2.7%
Freeport-McMoRan Copper & Gold Inc.	38	2,535
Rio Tinto Plc - ADR	15	3,328
Syngenta AG (b)	19	3,606
		9,469
TELECOMMUNICATION SERVICES - 4.2%
America Movil SA de CV - Class L - ADR	219	10,460
China Mobile Ltd.	469	4,265
		14,725

Total Common Stocks (cost $294,008)		344,106

SHORT TERM INVESTMENTS - 4.1%
Mutual Funds - 3.0%
JNL Money Market Fund, 5.18% (a) (d)	10,886	10,886

Securities Lending Collateral - 1.1%
Mellon GSL Delaware Business Trust Collateral Fund, 5.39% (a)	3,806	3,806

Total Short Term Investments (cost $14,692)		14,692

Total Investments - 101.1% (cost $308,700)		358,798
Other Assets and Liabilities, Net - (1.1%)		(3,973)
Total Net Assets - 100%		$354,825

JNL/AIM Real Estate Fund
COMMON STOCKS - 91.3%
CONSUMER DISCRETIONARY - 4.7%
Daikyo Inc.	92	$506
Goldcrest Co. Ltd.	13	718
Hilton Hotels Corp.	181	6,520
Starwood Hotels & Resorts Worldwide Inc.	116	7,509
		15,253
FINANCIALS - 86.6%
Aeon Mall Co. Ltd. (l)	15	449
Alexandria Real Estate Equities Inc.	58	5,771
AMB Property Corp.	97	5,679
American Financial Realty Trust (l)	112	1,124
Archstone-Smith Trust	213	11,583
AvalonBay Communities Inc.	12	1,573
Boardwalk Real Estate Investment Trust (l)	49	1,864
Boston Properties Inc.	119	13,935
Brandywine Realty Trust (l)	169	5,643
British Land Co. Plc	16	481
Camden Property Trust	103	7,242
Canadian Apartment Properties Real Estate Investment Trust	49	873
CapitaCommercial Trust (l)	88	162
Capital & Regional Plc	41	1,227
CapitaLand Ltd.	93	490
CapitaMall Trust	161	399
China Overseas Land & Investment Ltd.	180	226
China Resources Land Ltd.	164	198
Colonial Properties Trust (l)	56	2,548
Derwent Valley Holdings Plc	21	906
Developers Diversified Realty Corp.	150	9,422
DiamondRock Hospitality Co.	140	2,652
Digital Realty Trust Inc. (l)	50	1,983

Douglas Emmett Inc.	140	3,569
Education Realty Trust Inc. (l)	47	699
Equity Inns Inc.	123	2,016
Equity Residential (l)	255	12,313
Essex Property Trust Inc. (l)	65	8,364
Extra Space Storage Inc. (l)	39	735
Federal Realty Investors Trust	57	5,174
General Growth Properties Inc.	235	15,155
Hang Lung Properties Ltd.	338	945
Health Care Property Investors Inc.	220	7,930
Health Care REIT Inc. (l)	71	3,108
Hongkong Land Holdings Ltd.	107	499
Hopson Development Holdings Ltd.	124	310
Host Hotels & Resorts Inc.	573	15,069
Joint Corp. (l)	11	399
Kerry Properties Ltd.	64	329
Kimco Realty Corp.	179	8,734
Land Securities Group Plc	16	691
Macerich Co.	106	9,827
Macquarie Goodman Property Trust (l)	473	541
Mid-America Apartment Communities Inc. (l)	51	2,847
Primaris Retail Real Estate Investment Trust	31	539
Prologis	308	20,011
Public Storage Inc.	132	12,515
Rayonier Inc.	63	2,726
Regal Real Estate Investment Trust	851	293
Regency Centers Corp.	92	7,678
Simon Property Group Inc. (l)	207	22,995
SL Green Realty Corp. (l)	116	15,885
Sun Hung Kai Properties Ltd.	57	654
Tokyu REIT Inc.	-	186
Valad Property Group (l)	449	743
Ventas Inc. (l)	197	8,301
Vornado Realty Trust	117	13,964
		282,174

Total Common Stocks (cost $259,050)		297,427

PREFERRED STOCKS - 2.7%
FINANCIALS - 2.7%
BioMed Realty Trust, 7.38% - Series A	$32	804
BRE Properties Inc., 6.75% - Series C	7	176
Developers Diversified Realty Corp., 7.38% (l)	5	119
Duke Realty Corp., 6.50% - Series K (l)	16	395
Duke Realty Corp., 6.63% - Series J	4	95
Duke Realty Corp., 7.25% - Series N (l)	29	746
Eagle Hospitality Properties Trust Inc., 8.25% - Series A	8	186

Entertainment Properties Trust, 5.75% - Series C (j)	44	1,087
Equity Residential Properties, 6.48% - Series N (l)	6	149
First Industrial Realty Trust Inc., 7.25% - Series J	9	216
Hersha Hospitality Trust - Class A, 8.00% - Series A	3	70
HRPT Properties Trust, 6.50% - Series D (j)	10	267
iStar Financial Inc., 7.88% - Series E	8	197
LaSalle Hotel Properties, 7.50% - Series D	30	760
LaSalle Hotel Properties, 8.00% - Series E (l)	11	310
Lexington Realty Trust, 7.55% - Series D	15	380
National Retail Properties Inc., 7.38% - Series C	2	51
PS Business Parks Inc., 6.70% - Series P	13	307
PS Business Parks Inc., 7.38% - Series O	9	222
Public Storage Inc., 6.63% - Series M	21	522
Public Storage Inc., 6.75% - Series L	16	399
Public Storage Inc., 7.13%	12	295
Public Storage Inc., 7.25% - Series K	3	67
Realty Income Corp., 6.75% - Series E	13	314
Regency Centers Corp., 7.25% - Series D	12	293
Sunstone Hotel Investors Inc., 8.00% - Series A (l)	6	150
Vornado Realty Trust, 7.00% - Series E	8	214
		8,791

Total Preferred Stocks (cost $8,734)		8,791

SHORT TERM INVESTMENTS - 22.8%
Mutual Funds - 5.6%
JNL Money Market Fund, 5.18% (a) (d)	18,379	18,379

Securities Lending Collateral - 17.2%
Mellon GSL Delaware Business Trust Collateral Fund, 5.39% (a)	56,097	56,097

Total Short Term Investments (cost $74,476)		74,476

Total Investments - 116.8% (cost $342,260)		380,694
Other Assets and Liabilities, Net - (16.8%)		(54,866)
Total Net Assets - 100%		$325,828

JNL/AIM Small Cap Growth Fund
COMMON STOCKS - 96.5%
CONSUMER DISCRETIONARY - 12.2%
Applebee's International Inc.	16	$398
Bebe Stores Inc. (l)	19	338
Childrens Place Retail Stores Inc. (b)	7	374
Choice Hotels International Inc.	9	335
Dick's Sporting Goods Inc. (b)	8	479
DSW Inc. (b)	11	468

HOT Topic Inc. (b)	44	490
Interface Inc.	4	71
Jack in the Box Inc. (b)	9	606
Jackson Hewitt Tax Service Inc.	10	324
Live Nation Inc. (b)	17	369
Marvel Entertainment Inc. (b) (l)	15	423
National CineMedia Inc.	3	68
PF Chang's China Bistro Inc. (b) (l)	11	460
Rare Hospitality International Inc. (b)	14	436
Shutterfly Inc. (b) (l)	14	221
Tempur-Pedic International Inc. (l)	20	518
Warnaco Group Inc. (b)	16	461
Zumiez Inc. (b) (l)	13	516
		7,355
CONSUMER STAPLES - 3.5%
Church & Dwight Co. Inc.	12	614
Longs Drug Stores Corp.	10	541
Performance Food Group Co. (b)	16	480
Ralcorp Holdings Inc. (b)	8	490
		2,125
ENERGY - 7.5%
Bill Barrett Corp. (b) (l)	13	415
Core Laboratories NV (b)	6	480
Dril-Quip Inc. (b)	11	463
FMC Technologies Inc. (b)	10	679
Hydril Co. (b) (l)	6	537
Input/Output Inc. (b) (l)	28	383
Range Resources Corp.	18	614
Unit Corp. (b)	11	578
Whiting Petroleum Corp. (b)	9	374
		4,523
FINANCIALS - 7.9%
Affiliated Managers Group Inc. (b) (l)	7	707
BioMed Realty Trust Inc.	15	394
East West Bancorp Inc. (l)	6	229
Greenhill & Co. Inc. (l)	7	456
HCC Insurance Holdings Inc.	15	464
National Financial Partners Corp. (l)	10	463
PrivateBancorp Inc. (l)	9	317
ProAssurance Corp. (b)	9	439
SVB Financial Group (b)	11	525
Texas Capital Bancshares Inc. (b) (l)	13	272
UCBH Holdings Inc. (l)	17	316
Virginia Commerce Bancorp (b) (l)	9	203
		4,785
HEALTH CARE - 19.9%
Accuray Inc.	3	64

Alkermes Inc. (b)	19	289
American Medical Systems Holdings Inc. (b) (l)	26	558
BioMarin Pharmaceutical Inc. (b) (l)	18	303
Eclipsys Corp. (b) (l)	25	472
Genesis HealthCare Corp. (b) (l)	10	606
Gen-Probe Inc. (b)	9	430
Home Diagnostics Inc. (b)	15	166
Human Genome Sciences Inc. (b) (l)	22	232
Integra LifeSciences Holdings Corp. (b) (l)	12	547
inVentiv Health Inc. (b)	13	515
Kyphon Inc. (b) (l)	9	402
LifePoint Hospitals Inc. (b)	14	554
Magellan Health Services Inc. (b)	10	402
Medicines Co. (b)	17	416
Medics Pharmaceutical Corp. (l)	13	401
Mentor Corp. (l)	9	415
Millipore Corp. (b) (l)	5	387
Myriad Genetics Inc. (b) (l)	12	420
Nektar Therapeutics (b) (l)	17	216
NuVasive Inc. (b) (l)	23	536
Palomar Medical Technologies Inc. (b)	2	90
Parexel International Corp. (b)	14	520
Pediatrix Medical Group Inc. (b)	9	534
Santarus Inc. (b) (l)	25	179
Sciele Pharma Inc. (b) (l)	19	448
United Therapeutics Corp. (b)	7	354
Varian Inc. (b)	11	654
VCA Antech Inc. (b)	14	496
Wright Medical Group Inc. (b) (l)	18	408
		12,014
INDUSTRIALS - 14.6%
Actuant Corp. - Class A	8	405
Acuity Brands Inc.	6	316
Advisory Board Co. (b)	5	275
American Commercial Lines Inc. (b)	15	467
Bucyrus International Inc. - Class A (l)	10	523
Ceradyne Inc. (b)	8	439
CoStar Group Inc. (b) (l)	10	444
Forward Air Corp. (l)	13	420
General Cable Corp. (b) (l)	15	813
HUB Group Inc. - Class A (b)	14	407
Korn/Ferry International (b) (l)	24	560
Pike Electric Corp. (b)	28	507
Regal-Beloit Corp.	11	489
Swift Transportation Co. Inc. (b) (l)	15	457
Tetra Tech Inc. (b)	25	473
Thomas & Betts Corp. (b)	12	575

TransDigm Group Inc. (b)	13	486
United Industrial Corp. (l)	5	291
WESCO International Inc. (b) (l)	7	461
		8,808
INFORMATION TECHNOLOGY - 25.7%
Aeroflex Inc. (b)	37	487
Ansys Inc. (b)	10	528
aQuantive Inc. (b) (l)	19	542
Blackboard Inc. (b) (l)	19	634
Cirrus Logic Inc. (b)	57	439
Cogent Inc. (b) (l)	18	242
Coherent Inc. (b)	15	462
Dealertrack Holdings Inc. (b)	12	382
Emulex Corp. (b) (l)	26	477
Euronet Worldwide Inc. (b) (l)	21	553
F5 Networks Inc. (b)	8	541
FormFactor Inc. (b) (l)	10	432
Global Payments Inc.	7	255
Informatica Corp. (b) (l)	43	583
Kronos Inc. (b)	11	562
Lawson Software Inc. (b) (l)	56	455
Micros Systems Inc. (b) (l)	10	566
Microsemi Corp. (b) (l)	23	486
MicroStrategy Inc. - Class A (b)	4	517
MPS Group Inc. (b)	30	423
NetGear Inc. (b) (l)	24	696
Nice Systems Ltd. - ADR (b)	16	538
Orbotech Ltd. (b)	11	252
Polycom Inc. (b)	13	441
Power Integrations Inc. (b)	19	420
Silicon Laboratories Inc. (b) (l)	14	404
SiRF Technology Holdings Inc. (b) (l)	12	343
Tessera Technologies Inc. (b)	15	591
THQ Inc. (b) (l)	18	598
Trimble Navigation Ltd. (b)	16	431
ValueClick Inc. (b) (l)	22	577
Varian Semiconductor Equipment Associates Inc. (b)	12	633
		15,490
MATERIALS - 2.0%
Carpenter Technology Corp.	5	650
Eagle Materials Inc. (l)	12	539
		1,189
TELECOMMUNICATION SERVICES - 2.6%
Dobson Communications Corp. (b)	50	429
NeuStar Inc. - Class A (b) (l)	15	433
SBA Communications Corp. (b)	25	732
		1,594

UTILITIES - 0.6%
ITC Holdings Corp.	8	333

Total Common Stocks (cost $48,295)		58,216

SHORT TERM INVESTMENTS - 39.2%
Mutual Funds - 3.4%
JNL Money Market Fund, 5.18% (a) (d)	2,032	2,032

Securities Lending Collateral - 35.8%
Mellon GSL Delaware Business Trust Collateral Fund, 5.39% (a)	21,629	21,629

Total Short Term Investments (cost $23,661)		23,661

Total Investments - 135.7% (cost $71,956)		81,877
Other Assets and Liabilities, Net - (35.7%)		(21,545)
Total Net Assets - 100%		$60,332

JNL/Alger Growth Fund
COMMON STOCKS - 98.0%
CONSUMER DISCRETIONARY - 11.4%
Apollo Group Inc. - Class A (b)	23	$1,010
Chico's FAS Inc. (b) (l)	47	1,153
Comcast Corp. - Class A (b)	58	1,465
Federated Department Stores Inc.	71	3,203
Gap Inc.	28	482
Hilton Hotels Corp.	42	1,507
International Game Technology	71	2,847
News Corp. Inc. - Class A	66	1,535
Penn National Gaming Inc. (b)	34	1,421
Royal Caribbean Cruises Ltd. (l)	74	3,111
Starbucks Corp. (b)	113	3,534
XM Satellite Radio Holdings Inc. - Class A (b) (l)	144	1,859
		23,127
CONSUMER STAPLES - 9.1%
Altria Group Inc.	49	4,294
CVS Corp.	31	1,045
PepsiCo Inc.	47	3,013
Procter & Gamble Co.	79	4,958
Walgreen Co.	66	3,047
Whole Foods Market Inc. (l)	46	2,045
		18,402
ENERGY - 8.3%
Cameron International Corp. (b)	50	3,114
EOG Resources Inc.	23	1,619
National Oilwell Varco Inc. (b)	54	4,193

Schlumberger Ltd.	32	2,177
Transocean Inc. (b)	26	2,141
Valero Energy Corp.	54	3,463
		16,707
FINANCIALS - 9.1%
AllianceBernstein Holding LP	18	1,628
American International Group Inc.	30	2,010
Bear Stearns Cos. Inc.	13	1,970
Chicago Mercantile Exchange Holdings Inc.	4	1,970
Goldman Sachs Group Inc.	17	3,575
IntercontinentalExchange Inc. (b) (l)	13	1,552
Jones Lang LaSalle Inc.	26	2,685
UBS AG	51	3,007
		18,397
HEALTH CARE - 10.6%
Amgen Inc. (b)	46	2,548
Bristol-Myers Squibb Co.	73	2,035
Brookdale Senior Living Inc. (l)	34	1,530
Cardinal Health Inc.	22	1,598
Health Net Inc. (b)	76	4,111
Quest Diagnostics Inc. (l)	61	3,032
Sepracor Inc. (b)	40	1,875
UnitedHealth Group Inc.	57	2,993
Wyeth	35	1,740
		21,462
INDUSTRIALS - 12.9%
3M Corp.	54	4,097
Boeing Co.	32	2,836
Caterpillar Inc.	24	1,595
Emerson Electric Co.	52	2,219
FedEx Corp.	18	1,880
General Dynamics Corp.	39	3,010
General Electric Corp.	86	3,044
ITT Industries Inc.	74	4,482
L-3 Communications Holdings Inc.	21	1,811
UAL Corp. (b) (l)	28	1,054
		26,028
INFORMATION TECHNOLOGY - 27.3%
Apple Computer Inc. (b)	56	5,184
Cisco Systems Inc. (b)	153	3,912
Corning Inc. (b)	184	4,189
eBay Inc. (b)	194	6,433
EMC Corp. (b)	136	1,886
Google Inc. - Class A (b)	13	5,750
Hewlett-Packard Co. (l)	39	1,569
Intel Corp.	97	1,846
MEMC Electronic Materials Inc. (b)	124	7,527

Microsoft Corp.	110	3,068
Nintendo Co. Ltd. - ADR	119	4,297
Research In Motion Ltd. (b)	33	4,504
Symantec Corp. (b)	119	2,066
Texas Instruments Inc.	51	1,520
TomTom NV (b) (l)	40	1,631
		55,382
MATERIALS - 3.5%
Freeport-McMoRan Copper & Gold Inc. (l)	69	4,591
Goldcorp Inc.	106	2,556
		7,147
TELECOMMUNICATION SERVICES - 4.4%
American Tower Corp. (b)	64	2,501
AT&T Inc.	87	3,438
NII Holdings Inc. - Class B (b)	41	3,004
		8,943
UTILITIES - 1.4%
Veolia Environnement - ADR	38	2,835

Total Common Stocks (cost $183,862)		198,430

SHORT TERM INVESTMENTS - 12.0%
Mutual Funds - 2.1%
JNL Money Market Fund, 5.18% (a) (d)	4,265	4,265

Securities Lending Collateral - 9.9%
Mellon GSL Delaware Business Trust Collateral Fund, 5.39% (a)	20,042	20,042

Total Short Term Investments (cost $24,307)		24,307

Total Investments - 110.0% (cost $208,169)		222,737
Other Assets and Liabilities, Net - (10.0%)		(20,169)
Total Net Assets - 100%		$202,568

JNL/Credit Suisse Global Natural Resources Fund
COMMON STOCKS - 95.4%
ENERGY - 30.8%
Acergy SA (b)	6	$123
BP Plc	156	1,689
C.A.T. oil AG	28	863
Cairn Energy Plc	18	543
Cairn Energy Plc - B Class (f)	18	107
Cameco Corp.	10	410
Canadian Natural Resources Ltd. (l)	9	497
Canoro Resources Ltd.	82	95
Exxon Mobil Corp.	18	1,358

Falcon Oil & Gas Ltd.	73	206
Hess Corp.	6	333
OMV AG	18	1,118
Opti Canada Inc.	17	296
Peabody Energy Corp.	8	315
Petroleo Brasileiro SA - ADR	5	531
Salamander Energy Plc	25	149
SeaDrill Ltd. (b)	8	139
Southwestern Energy Co. (b)	10	398
Statoil ASA	43	1,157
Suncor Energy Inc.	10	761
Urals Energy Public Co. Ltd.	22	177
Victoria Oil & Gas Plc	42	50
		11,315
MATERIALS - 64.6%
Air Products & Chemicals Inc.	6	467
Alcan Inc.	12	626
Alumina Ltd.	130	769
Anglo American Plc	22	1,146
AngloGold Ashanti Ltd.	14	618
Antofagasta Plc	52	530
Baja Mining Corp.	58	68
Banro Corp.	14	149
Barrick Gold Corp.	36	1,028
BHP Billiton Plc	160	3,567
EI Du Pont de Nemours & Co.	13	657
First Quantum Minerals Ltd.	18	1,182
Goldcorp Inc.	30	720
Indophil Resources NL	240	146
International Paper Co.	36	1,310
Magindustries Corp.	318	341
Metorex Ltd.	119	378
Mineral Deposits Ltd.	154	186
MMC Norilsk Nickel	6	1,083
Nikanor Plc	15	128
Nippon Steel Corp. (l)	143	1,003
Polyus Gold Co. - ADR	6	285
Praxair Inc.	6	406
Rio Tinto Plc	39	2,227
Shin-Etsu Chemical Co. Ltd.	5	331
Tenke Mining Corp.	11	162
Umicore	5	960
UPM-Kymmene Oyj	33	850
Vedanta Resources Plc	14	361
Xstrata Plc	40	2,056
		23,740

Total Common Stocks (cost $32,325)		35,055

WARRANTS - 1.0%
Hindalco Industries Ltd. (f)	121	362

Total Warrants (cost $456)		362

SHORT TERM INVESTMENTS - 9.1%
Mutual Funds - 4.8%
JNL Money Market Fund, 5.18% (a) (d)	1,757	1,757

Securities Lending Collateral - 4.3%
Mellon GSL Delaware Business Trust Collateral Fund, 5.39% (a)	1,573	1,573

Total Short Term Investments (cost $3,330)		3,330

Total Investments - 105.5% (cost $36,111)		38,747
Other Assets and Liabilities, Net - (5.5%)		(2,020)
Total Net Assets - 100%		$36,727

JNL/Credit Suisse Long/Short Fund
COMMON STOCKS - 119.6%
CONSUMER DISCRETIONARY - 12.4%
Big Lots Inc. (b)	3	$97
CBS Corp. - Class B (m)	13	392
Circuit City Stores Inc.	18	328
DirecTV Group Inc. (b)	18	408
Eastman Kodak Co.	12	275
EchoStar Communications Corp. (b)	5	235
Federated Department Stores Inc.	8	374
Harman International Industries Inc.	1	106
Hasbro Inc.	8	232
InterActiveCorp (b)	3	117
Johnson Controls Inc.	1	132
Jones Apparel Group Inc.	6	181
Kohl's Corp. (b) (m)	5	398
Lennar Corp.	2	76
Mattel Inc.	3	91
Nike Inc. - Class B	3	276
Office Depot Inc. (b)	11	372
OfficeMax Inc.	2	127
Sherwin-Williams Co.	4	244
Staples Inc.	5	121
Time Warner Inc.	6	126
TJX Cos. Inc.	4	113
Walt Disney Co. (m)	16	541

Whirlpool Corp.	3	247
		5,609
CONSUMER STAPLES - 10.3%
Altria Group Inc.	5	465
Anheuser-Busch Cos. Inc.	5	262
Campbell Soup Co.	7	284
Clorox Co.	2	134
General Mills Inc.	5	274
HJ Heinz Co.	3	123
Kroger Co.	11	319
Molson Coors Brewing Co.	4	360
Pepsi Bottling Group Inc.	11	341
PepsiCo Inc.	1	89
Procter & Gamble Co. (m)	14	878
Reynolds American Inc.	2	137
Safeway Inc.	12	421
SUPERVALU Inc.	2	90
SYSCO Corp.	5	152
Wal-Mart Stores Inc.	7	325
		4,654
ENERGY - 10.8%
Chevron Corp. (m)	12	865
ConocoPhillips	5	308
ENSCO International Inc.	7	354
Exxon Mobil Corp. (m)	25	1,886
Halliburton Co.	7	219
Hess Corp.	2	94
Marathon Oil Corp. (m)	5	445
Murphy Oil Corp.	2	101
Noble Corp.	2	149
Todco - Class A (b)	3	109
Unit Corp. (b)	3	132
Weatherford International Ltd. (b)	5	208
		4,870
FINANCIALS - 23.4%
ACE Ltd.	7	377
Allstate Corp. (m)	5	318
Axis Capital Holdings Ltd.	7	244
Bank of America Corp.	7	372
Bank of New York Co. Inc.	3	122
Capital One Financial Corp.	3	241
CB Richard Ellis Group Inc. - Class A (b)	10	338
Charles Schwab Corp.	6	112
CIT Group Inc.	4	201
Citigroup Inc. (m)	10	524
Commerce Bancorp Inc. (m)	8	267
Countrywide Financial Corp. (m)	7	232

Franklin Resources Inc.	1	109
Freddie Mac (m)	5	321
Genworth Financial Inc. - Class A	4	150
Goldman Sachs Group Inc.	3	579
Hartford Financial Services Group Inc. (m)	5	449
JPMorgan Chase & Co. (m)	15	731
Loews Corp.	8	373
Marshall & Ilsley Corp.	3	116
Merrill Lynch & Co. Inc.	7	588
Morgan Stanley (m)	8	638
Northern Trust Corp.	5	289
PNC Financial Services Group Inc.	5	381
Principal Financial Group	4	228
Prudential Financial Inc.	5	469
Public Storage Inc.	1	123
SLM Corp.	4	147
Torchmark Corp.	2	125
U.S. Bancorp	6	213
Washington Mutual Inc.	8	331
Wells Fargo & Co. (m)	21	720
XL Capital Ltd. - Class A	2	118
		10,546
HEALTH CARE - 17.3%
Aetna Inc. (m)	9	403
Amgen Inc. (b) (m)	11	587
Baxter International Inc.	5	248
Becton Dickinson & Co. (m)	5	408
Coventry Health Care Inc. (b)	7	381
Forest Laboratories Inc. (b)	7	376
Humana Inc. (b)	6	337
IMS Health Inc.	9	264
Johnson & Johnson (m)	12	741
McKesson Corp.	4	228
Merck & Co. Inc.	6	261
Mylan Laboratories Inc.	17	349
Pfizer Inc. (m)	39	978
Schering-Plough Corp.	18	462
Thermo Electron Corp. (b)	3	140
UnitedHealth Group Inc. (m)	11	561
Waters Corp. (b)	3	191
Watson Pharmaceuticals Inc. (b)	9	235
WellCare Health Plans Inc. (b)	2	161
WellPoint Inc. (b)	6	486
		7,797
INDUSTRIALS - 13.6%
Alaska Air Group Inc. (b)	3	107
AMR Corp. (b)	6	183

Boeing Co. (m)	6	551
Caterpillar Inc.	2	134
Continental Airlines Inc. - Class B (b)	3	91
CSX Corp.	5	204
Cummins Inc.	3	376
Dover Corp. (m)	8	386
Eaton Corp.	4	351
FedEx Corp. (m)	4	408
Honeywell International Inc.	8	368
ITT Industries Inc.	2	90
L-3 Communications Holdings Inc.	5	394
Parker Hannifin Corp.	4	345
Raytheon Co.	7	362
RR Donnelley & Sons Co.	9	337
Ryder System Inc.	3	158
Steelcase Inc.	14	284
Terex Corp. (b)	4	266
Tyco International Ltd.	6	196
Union Pacific Corp.	4	416
United Technologies Corp.	2	124
		6,131
INFORMATION TECHNOLOGY - 17.9%
Accenture Ltd.	8	297
Apple Computer Inc. (b)	4	325
Applied Materials Inc.	18	333
Autodesk Inc. (b)	3	120
Avaya Inc. (b)	9	105
Cisco Systems Inc. (b) (m)	14	352
Computer Sciences Corp. (b)	5	282
Dell Inc. (b) (m)	18	406
eBay Inc. (b)	4	119
Electronic Data Systems Corp.	14	382
Google Inc. - Class A (b)	1	229
Hewlett-Packard Co. (m)	17	690
Intel Corp. (m)	37	715
International Business Machines Corp. (m)	9	801
Intuit Inc. (b)	5	140
Jabil Circuit Inc.	7	158
Micron Technology Inc. (b)	32	383
Microsoft Corp. (m)	28	783
Motorola Inc. (m)	18	313
Novellus Systems Inc. (b)	3	86
Symantec Corp. (b)	13	218
Synopsys Inc. (b)	5	118
Teradyne Inc. (b)	5	89
Texas Instruments Inc.	11	338
VeriSign Inc. (b)	5	122

Western Digital Corp. (b)	10	162
		8,066
MATERIALS - 4.3%
Alcoa Inc.	4	132
Ashland Inc. (m)	5	341
Dow Chemical Co.	10	463
Freeport-McMoRan Copper & Gold Inc.	7	431
Hercules Inc. (b)	4	84
International Paper Co.	11	397
United States Steel Corp.	1	109
		1,957
TELECOMMUNICATION SERVICES - 4.3%
Alltel Corp.	2	93
AT&T Inc. (m)	29	1,147
CenturyTel Inc.	6	267
Embarq Corp.	3	158
Qwest Communications International Inc. (b)	10	92
Sprint Nextel Corp.	9	174
		1,931
UTILITIES - 5.3%
Constellation Energy Group Inc.	2	200
DTE Energy Co.	7	311
Edison International Inc.	5	265
Energen Corp.	2	81
Entergy Corp.	2	198
FirstEnergy Corp.	6	391
FPL Group Inc.	1	86
Mirant Corp. (b)	9	352
PG&E Corp.	9	415
Public Service Enterprise Group Inc.	1	83
		2,382

Total Common Stocks (cost $53,674)		53,943

SHORT TERM INVESTMENTS - 2.0%
Mutual Funds - 2.0%
JNL Money Market Fund, 5.18% (a) (d)	912	912

Total Short Term Investments (cost $912)		912

Total Investments - 121.6% (cost $54,586)		54,855
Securities Sold Short, Net - (20.2%)		(9,126)
Other Assets and Liabilities, Net - (1.4%)		(617)
Total Net Assets - 100%		$45,112

Securities Sold Short

Common Stocks - 20.2%
CONSUMER DISCRETIONARY - 5.1%
Dollar General Corp.	14	$292
Dow Jones & Co. Inc.	3	90
DR Horton Inc.	4	92
Hilton Hotels Corp.	4	126
Hovnanian Enterprises Inc. - Class A	8	194
Interpublic Group of Cos. Inc.	18	215
New York Times Co. - Class A	10	245
Newell Rubbermaid Inc.	7	208
Pulte Homes Inc.	9	228
Service Corp. International	12	140
Standard-Pacific Corp.	9	179
Starwood Hotels & Resorts Worldwide Inc.	2	97
Tiffany & Co.	2	91
XM Satellite Radio Holdings Inc. - Class A	10	125
		2,322
CONSUMER STAPLES - 1.5%
Brown-Forman Corp. - Class B	3	164
Dean Foods Co.	3	140
Hershey Co.	2	93
Tyson Foods Inc.	5	95
Whole Foods Market Inc.	4	189
		681
ENERGY - 0.7%
Cheniere Energy Inc.	6	199
Peabody Energy Corp.	3	125
		324
FINANCIALS - 0.8%
Legg Mason Inc.	1	113
Sovereign Bancorp Inc.	10	242
		355
HEALTH CARE - 2.8%
Allergan Inc.	2	211
Brookdale Senior Living Inc.	5	219
Health Management Associates Inc.	16	172
Manor Care Inc.	3	174
Medco Health Solutions Inc.	1	102
STERIS Corp.	6	145
Tenet Healthcare Corp.	39	252
		1,275
INDUSTRIALS - 1.3%
CH Robinson Worldwide Inc.	2	105
Deere & Co.	1	87
Expeditors International Washington Inc.	3	116
Pitney Bowes Inc.	3	154
Stericycle Inc.	1	114
		576

INFORMATION TECHNOLOGY - 2.8%
CA Inc.	8	210
Ciena Corp.	8	224
JDS Uniphase Corp.	16	239
Novell Inc.	31	220
PMC - Sierra Inc.	31	219
Rambus Inc.	6	132
		1,244
MATERIALS - 2.2%
Bowater Inc.	8	186
Domtar Corp.	6	55
Ecolab Inc.	3	116
Newmont Mining Corp.	6	231
Temple-Inland Inc.	2	102
Weyerhaeuser Co.	2	170
Worthington Industries Inc.	7	141
		1,001
TELECOMMUNICATION SERVICES - 1.2%
Crown Castle International Corp.	7	228
SBA Communications Corp.	7	201
Windstream Corp.	9	126
		555

UTILITIES - 1.8%
Aqua America Inc.	7	162
CMS Energy Corp.	15	265
Consolidated Edison Inc.	5	260
Reliant Energy Inc.	5	106
		793

Total Common Stocks Sold Short- 20.2% (proceeds $9,288)		$9,126

JNL/Eagle Core Equity Fund
COMMON STOCKS - 95.9%
CONSUMER DISCRETIONARY - 9.8%
McDonald's Corp.	81	$3,668
Omnicom Group Inc.	48	4,881
Viacom Inc. - Class B (b)	138	5,666
		14,215
CONSUMER STAPLES - 10.1%
Coca-Cola Co.	99	4,742
CVS Corp.	149	5,079
Kimberly-Clark Corp.	41	2,822
Wal-Mart Stores Inc.	45	2,090
		14,733
FINANCIALS - 25.3%
American Express Co.	51	2,870

American International Group Inc.	76	5,096
Bank of America Corp.	42	2,146
Capital One Financial Corp.	66	4,999
Citigroup Inc.	117	5,985
Countrywide Financial Corp.	39	1,315
Freddie Mac	69	4,110
Progressive Corp.	90	1,957
State Street Corp.	45	2,907
Wachovia Corp.	96	5,263
		36,648
HEALTH CARE - 13.0%
Boston Scientific Corp. (b)	169	2,453
Johnson & Johnson	73	4,377
Pfizer Inc.	126	3,186
Wyeth	61	3,072
Zimmer Holdings Inc. (b)	67	5,754
		18,842
INDUSTRIALS - 14.6%
General Electric Corp.	164	5,799
Tyco International Ltd.	96	3,014
United Parcel Service Inc. - Class B	41	2,859
United Technologies Corp.	79	5,142
Waste Management Inc.	126	4,348
		21,162
INFORMATION TECHNOLOGY - 19.3%
Applied Materials Inc.	162	2,959
EMC Corp. (b)	335	4,638
Intel Corp.	219	4,182
Microsoft Corp.	263	7,343
Nokia Oyj - Class A - ADR (b)	213	4,873
Oracle Corp. (b)	220	3,986
		27,981
TELECOMMUNICATION SERVICES - 3.8%
Sprint Nextel Corp.	295	5,585

Total Common Stocks (cost $131,643)		139,166

WARRANTS - 0.0%
Raytheon Co.	1	21

Total Warrants (cost $0)		21

SHORT TERM INVESTMENTS - 1.8%
Mutual Funds - 1.8%
JNL Money Market Fund, 5.18% (a) (d)	2,631	2,631

Total Short Term Investments (cost $2,631)		2,631

Total Investments - 97.7% (cost $134,274)		141,818
Other Assets and Liabilities, Net - 2.3%		3,277
Total Net Assets - 100%		$145,095

JNL/Eagle SmallCap Equity Fund
COMMON STOCKS - 95.1%
CONSUMER DISCRETIONARY - 15.8%
Build-A-Bear Workshop Inc. (b) (l)	131	$3,593
Carter's Inc. (b) (l)	98	2,484
Entravision Communications Corp. (b) (l)	225	2,099
Genesco Inc. (b) (l)	114	4,717
Pool Corp. (l)	52	1,859
Red Robin Gourmet Burgers Inc. (b) (l)	43	1,675
Universal Electronics Inc. (b) (l)	206	5,728
US Auto Parts Network Inc.	88	471
Vail Resorts Inc. (b) (l)	55	3,007
Volcom Inc. (b) (l)	134	4,614
		30,247
ENERGY - 5.5%
Core Laboratories NV (b)	25	2,118
Edge Petroleum Corp. (b) (l)	82	1,023
Oceaneering International Inc. (b)	33	1,402
Tetra Technologies Inc. (b)	137	3,396
Unit Corp. (b)	52	2,632
		10,571
FINANCIALS - 8.7%
American Safety Insurance Holdings Ltd. (b)	48	907
Boston Private Financial Holdings Inc. (l)	31	853
Cash America International Inc.	104	4,272
Cowen Group Inc. (b)	99	1,649
First Mercury Financial Corp. (b)	62	1,280
Investment Technology Group Inc. (b)	49	1,927
Lazard Ltd. - Class A	47	2,377
Philadelphia Consolidated Holding Co. (b)	80	3,506
		16,771
HEALTH CARE - 17.2%
American Medical Systems Holdings Inc. (b) (l)	216	4,564
Animal Health International Inc.	78	943
Arrow International Inc.	89	2,872
Centene Corp. (b) (l)	72	1,520
Cubist Pharmaceuticals Inc. (b)	53	1,179
Cutera Inc. (b)	63	2,276
DJ Orthopedics Inc. (b) (l)	37	1,413
Eclipsys Corp. (b) (l)	236	4,543
Horizon Health Corp. (b) (l)	109	2,131
Icon Plc - ADR (b)	41	1,762

Matria Healthcare Inc. (b) (l)	82	2,152
Myriad Genetics Inc. (b) (l)	34	1,171
Respironics Inc. (b)	78	3,290
Thoratec Corp. (b) (l)	64	1,333
Vital Images Inc. (b)	56	1,856
		33,005
INDUSTRIALS - 18.6%
Actuant Corp. - Class A (l)	48	2,440
Bucyrus International Inc. - Class A (l)	94	4,866
Corrections Corp. of America (b)	79	4,168
General Cable Corp. (b) (l)	61	3,248
Geo Group Inc. (b)	24	1,105
Global Cash Access Inc. (b) (l)	246	4,099
InfraSource Services Inc. (b) (l)	61	1,848
School Specialty Inc. (b) (l)	74	2,678
Titan International Inc. (l)	145	3,661
UAP Holding Corp. (l)	106	2,731
Waste Connections Inc. (b) (l)	161	4,821
		35,665
INFORMATION TECHNOLOGY - 23.0%
Advanced Energy Industries Inc. (b)	137	2,880
Ansys Inc. (b)	75	3,799
Avid Technology Inc. (b) (l)	72	2,509
CNET Networks Inc. (b) (l)	280	2,440
Coherent Inc. (b) (l)	160	5,063
Daktronics Inc.	36	994
Dolby Laboratories Inc. - Class A (b)	83	2,879
Eagle Test Systems Inc. (b) (l)	75	1,241
EMS Technologies Inc. (b)	90	1,740
Factset Research Systems Inc.	44	2,763
Internet Capital Group Inc. (b) (l)	121	1,290
Ixia (b) (l)	156	1,448
Netsmart Technologies Inc. (b)	113	1,854
OYO Geospace Corp. (b) (l)	79	5,573
Quality Systems Inc. (l)	61	2,420
Switch & Data Facilities Co. (l)	62	1,130
The9 Ltd. - ADR (b) (l)	70	2,371
Trident Microsystems Inc. (b) (l)	88	1,761
		44,155
MATERIALS - 6.3%
Claymont Steel Holdings Inc. (b)	74	1,482
Northwest Pipe Co. (b)	20	810
Quaker Chemical Corp.	33	783
Terra Industries Inc. (b) (l)	339	5,935
Texas Industries Inc. (l)	42	3,184
		12,194

Total Common Stocks (cost $139,479)		182,608

SHORT TERM INVESTMENTS - 40.2%
Mutual Funds - 5.8%
JNL Money Market Fund, 5.18% (a) (d)	11,032	11,032

Securities Lending Collateral - 34.4%
Mellon GSL Delaware Business Trust Collateral Fund, 5.39% (a)	66,066	66,066

Total Short Term Investments (cost $77,098)		77,098

Total Investments - 135.3% (cost $216,577)		259,706
Other Assets and Liabilities, Net - (35.3%)		(67,710)
Total Net Assets - 100%		$191,996

JNL/FMR Balanced Fund
COMMON STOCKS - 64.1%
CONSUMER DISCRETIONARY - 6.3%
AnnTaylor Stores Corp. (b)	2	$62
Apollo Group Inc. - Class A (b)	3	124
Aristocrat Leisure Ltd.	6	76
Beazer Homes USA Inc.	5	151
Black & Decker Corp.	1	65
Brunswick Corp.	1	22
Build-A-Bear Workshop Inc. (b) (l)	5	125
Callaway Golf Co.	7	117
Career Education Corp. (b)	6	177
Carnival Corp.	-	14
Carriage Services Inc. (b)	5	38
Centex Corp.	3	109
Champion Enterprises Inc. (b)	3	26
Clear Channel Communications Inc.	1	21
Clear Channel Outdoor Holdings Inc. (b) (l)	5	129
Coachmen Industries Inc.	5	57
Coldwater Creek Inc. (b)	1	24
Comcast Corp. - Class A (b)	5	134
Cyrela Brazil Realty SA	8	74
DCM Japan Holdings Co. Ltd.	10	92
DR Horton Inc.	1	27
DreamWorks Animation SKG Inc. (b)	4	128
Eastman Kodak Co. (l)	7	153
EchoStar Communications Corp. (b)	3	143
Eddie Bauer Holdings Inc. (b) (f) (l)	5	61
Family Dollar Stores Inc.	7	210
Federated Department Stores Inc.	5	212
Fred's Inc.	5	75
Furniture Brands International Inc. (l)	4	66
GameStop Corp. - Class A (b)	8	267
Gaylord Entertainment Co. (b) (l)	2	95
Gentex Corp.	7	106
Getty Images Inc. (b)	3	126
Group 1 Automotive Inc.	-	12
Gymboree Corp. (b)	-	8
H&R Block Inc.	3	69
Hibbett Sports Inc.	3	89
Home Depot Inc.	7	246
InterContinental Hotels Group Plc	1	20
Interface Inc.	4	68
JC Penney Co. Inc.	2	139
Lamar Advertising Co. (l)	3	176
La-Z-Boy Inc. (l)	7	84
Lennar Corp.	1	25
Liberty Global Inc. - Class A (b)	3	114
Live Nation Inc. (b)	20	448

Marinemax Inc. (b)	5	107
McDonald's Corp.	11	516
McGraw-Hill Cos. Inc.	2	138
Men's Wearhouse Inc.	1	47
Naspers Ltd. - ADR	3	81
News Corp. Inc. - Class A	2	47
Nike Inc. - Class B	1	138
OfficeMax Inc.	2	116
Omnicom Group Inc.	1	102
OPAP SA	2	92
OSI Restaurant Partners Inc.	3	119
Pacific Sunwear of California (b)	5	112
PetSmart Inc.	5	171
Radio One Inc. (b)	4	24
RadioShack Corp. (l)	7	184
Regal Entertainment Group - Class A	3	66
Renault SA (l)	1	105
Retail Ventures Inc. (b)	5	95
RH Donnelley Corp.	2	113
Royal Caribbean Cruises Ltd. (l)	2	80
Sears Holdings Corp. (b)	1	198
Service Corp. International	14	165
Six Flags Inc. (b)	2	10
Snap-On Inc.	1	53
Sony Corp. - ADR	2	106
Standard-Pacific Corp. (l)	3	61
Stanley Works	2	122
Staples Inc.	8	201
Starbucks Corp. (b)	3	78
Stewart Enterprises Inc. - Class A	3	22
Target Corp.	2	113
Time Warner Inc.	36	710
TJX Cos. Inc.	3	73
Tuesday Morning Corp. (l)	7	96
Vail Resorts Inc. (b)	2	114
Valassis Communications Inc. (b)	8	135
Virgin Media Inc.	5	137
Whirlpool Corp.	2	196
Winnebago Industries Inc.	2	78
WMS Industries Inc. (b)	5	185
Yum! Brands Inc.	2	99
		10,209
CONSUMER STAPLES - 4.3%
Altadis SA (l)	1	90
Altria Group Inc.	18	1,616
Anadolu Efes Biracilik Ve Malt Sanayii AS	1	33
Avon Products Inc.	10	369

Bunge Ltd. (l)	2	164
Central Garden & Pet Co. (b)	9	127
Central Garden & Pet Co. - Class A	6	93
Cermaq ASA (l)	5	94
Chiquita Brands International Inc. (l)	7	93
Colgate-Palmolive Co.	3	220
Constellation Brands Inc. - Class A (b)	-	4
Corn Products International Inc.	6	221
Cott Corp. (b)	4	47
CVS Corp.	11	386
Fomento Economico Mexicano SA de CV - ADR	1	110
General Mills Inc.	2	128
Global Bio-Chem Technology Group Co. Ltd.	112	29
Japan Tobacco Inc.	-	34
Kellogg Co.	2	103
Kroger Co.	5	130
Leroy Seafood Group ASA	1	13
Nestle SA	-	119
PAN Fish ASA (b)	139	163
Pernod-Ricard SA (l)	-	65
Playtex Products Inc. (b)	8	104
Procter & Gamble Co.	18	1,137
Remy Cointreau SA (l)	1	58
Rite Aid Corp. (b) (l)	21	121
Royal Numico NV	2	77
Smithfield Foods Inc. (b)	3	81
SYSCO Corp.	3	108
Tyson Foods Inc.	5	87
Walgreen Co.	3	138
Wal-Mart de Mexico SA de CV	7	32
Wal-Mart Stores Inc.	9	413
Winn-Dixie Stores Inc.	11	201
		7,008
ENERGY - 8.3%
Alpha Natural Resources Inc. (b)	5	81
Aurora Oil & Gas Corp. (b) (l)	36	93
Baker Hughes Inc.	8	542
BJ Services Co.	3	95
Boardwalk Pipeline Partners LP	1	33
Cabot Oil & Gas Corp. - Class A	2	128
Cameco Corp.	-	4
Cameron International Corp. (b)	5	295
Cheniere Energy Partners LP	3	64
Chesapeake Energy Corp. (l)	6	176
Energy Partners Ltd. (b)	1	26
EOG Resources Inc.	3	193
Evergreen Energy Inc. (b) (l)	8	49

Foundation Coal Holdings Inc.	4	137
GlobalSantaFe Corp.	2	148
Goodrich Petroleum Corp. (b) (l)	2	71
Grant Prideco Inc. (b)	6	319
Halliburton Co.	14	457
Hanover Compressor Co. (b)	4	91
Helix Energy Solutions Group Inc. (b)	3	97
International Coal Group Inc. (b) (l)	13	69
Mariner Energy Inc. (b) (l)	6	109
Massey Energy Co. (l)	4	106
Nabors Industries Ltd. (b)	17	510
NATCO Group Inc. (b)	2	82
National Oilwell Varco Inc. (b)	39	3,052
Noble Corp.	2	181
Noble Energy Inc.	1	78
OMI Corp.	1	27
Parker Drilling Co. (b)	8	71
PetroHawk Energy Corp. (b) (l)	2	22
Petroleum Development Corp. (b)	2	80
Plains Exploration & Production Co. (b)	3	122
Pride International Inc. (b)	25	762
Quicksilver Resources Inc. (b) (l)	6	227
Range Resources Corp.	8	259
Smith International Inc. (l)	9	432
Southwestern Energy Co. (b)	5	205
Suncor Energy Inc.	2	114
Superior Energy Services Inc. (b)	4	124
Tesoro Corp.	1	90
Transocean Inc. (b)	2	139
Ultra Petroleum Corp. (b)	6	303
Universal Compression Holdings Inc. (b)	1	81
UraMin Inc.	4	19
UraMin Inc.	2	8
Valero Energy Corp.	31	2,012
Weatherford International Ltd. (b)	17	767
Western Oil Sands Inc.	2	62
Western Oil Sands Inc. - Class A	1	15
W-H Energy Services Inc. (b)	2	84
Willbros Group Inc. (b) (l)	1	27
Williams Cos. Inc.	4	120
		13,458
FINANCIALS - 13.6%
ACE Ltd.	7	399
AFLAC Inc.	4	188
Alexandria Real Estate Equities Inc.	1	120
American Capital Strategies Ltd.	5	199
American Express Co.	3	194

American International Group Inc.	20	1,311
Ameriprise Financial Inc.	2	98
Annaly Capital Management Inc.	17	262
Ares Capital Corp.	4	80
Aspen Insurance Holdings Ltd.	7	183
Assurant Inc.	3	179
Axis Capital Holdings Ltd.	1	41
Banco Bilbao Vizcaya Argentaria SA - ADR	8	206
Banco Nossa Caixa SA	5	70
Bank of America Corp.	35	1,767
Bank of Montreal	2	97
Bank of New York Co. Inc. (l)	7	292
BankUnited Financial Corp. - Class A	1	19
Barclays Plc	1	16
BRE Properties Inc. - Class A	1	51
Capital One Financial Corp.	4	272
CapitalSource Inc. (l)	4	95
CB Richard Ellis Group Inc. - Class A (b)	1	27
CBRE Realty Finance Inc.	2	29
Citigroup Inc.	18	929
Colonial BancGroup Inc.	6	156
Commerce Bancorp Inc. (l)	3	97
Countrywide Financial Corp.	10	349
Credit Suisse Group - ADR	2	136
Developers Diversified Realty Corp.	5	308
Duke Realty Corp. (l)	5	222
E*Trade Financial Corp. (b)	14	301
Education Realty Trust Inc. (l)	2	22
EFG International	1	28
Endurance Specialty Holdings Ltd.	4	136
Equity Lifestyle Properties Inc.	1	54
Erste Bank der Oesterreichischen Sparkassen AG	-	16
Fannie Mae	12	677
Fidelity National Title Group Inc. - Class A	2	55
First American Corp.	-	15
FirstRand Ltd.	20	67
ForeningsSparbanken AB (l)	1	25
Franklin Resources Inc.	1	157
Freddie Mac	8	466
Friedman Billings Ramsey Group Inc. - Class A	5	27
General Growth Properties Inc.	4	252
Goldman Sachs Group Inc.	1	157
Hanmi Financial Corp.	5	86
Hartford Financial Services Group Inc.	4	363
Health Care Property Investors Inc.	5	177
Highwoods Properties Inc.	2	87
HomeBanc Corp. (l)	9	31

Hudson City Bancorp Inc.	14	197
Investors Financial Services Corp.	1	55
IPC Holdings Ltd.	3	72
Janus Capital Group Inc.	4	88
JPMorgan Chase & Co.	31	1,494
Julius Baer Holding AG	1	111
Kilroy Realty Corp.	-	7
Kite Realty Group Trust	-	8
Kotak Mahindra Bank Ltd. (e)	2	22
Lazard Ltd. - Class A	5	261
MarketAxess Holdings Inc. (b)	1	10
MBIA Inc.	1	52
Mellon Financial Corp.	2	82
Merrill Lynch & Co. Inc.	7	596
Meruelo Maddux Properties Inc.	5	43
MetLife Inc.	6	347
MGIC Investment Corp. (l)	2	130
Mitsubishi Estate Co. Ltd.	3	99
Mitsui Fudosan Co. Ltd.	4	117
Montpelier Re Holdings Ltd.	5	87
Moody's Corp.	2	106
Nara Bancorp Inc.	3	60
Nasdaq Stock Market Inc. (b)	1	18
National Australia Bank Ltd.	4	128
National Financial Partners Corp.	2	103
Navigators Group Inc. (b)	1	70
NetBank Inc. (l)	25	55
New York Community Bancorp Inc.	2	30
NewAlliance Bancshares Inc. (l)	5	83
Northern Trust Corp.	2	114
optionsXpress Holdings Inc.	-	7
ORIX Corp.	-	86
PartnerRe Ltd.	2	151
Pennsylvania Real Estate Investment Trust (l)	1	44
Pico Holdings Inc. (b) (l)	1	21
Platinum Underwriters Holdings Ltd.	3	106
PNC Financial Services Group Inc.	6	417
Potlatch Corp.	1	37
Prudential Financial Inc.	5	433
Public Storage Inc.	1	85
Quadra Realty Trust Inc.	3	40
Radian Group Inc.	3	137
R-G Financial Corp. - Class B (b)	4	18
Simon Property Group Inc.	-	11
Societe Generale - Class A (l)	1	105
Sovran Self Storage Inc.	1	39
Spirit Finance Corp.	1	19

State Street Corp.	3	181
Synovus Financial Corp.	2	68
T&D Holdings Inc. (l)	2	162
T. Rowe Price Group Inc.	1	24
Tanger Factory Outlet Centers Inc.	1	24
TradeStation Group Inc. (b)	1	11
Travelers Cos. Inc.	5	254
TSX Group Inc.	1	30
UBS AG	4	209
UCBH Holdings Inc. (l)	11	199
UDR Inc.	11	322
UMB Financial Corp.	-	4
UniCredito Italiano SpA (l)	14	128
UnionBanCal Corp.	1	38
Universal American Financial Corp. (b)	7	131
Vornado Realty Trust	1	167
W Holding Co. Inc. (l)	14	68
Wachovia Corp.	16	889
Wells Fargo & Co.	23	802
Willis Group Holdings Ltd.	1	32
Wilshire Bancorp Inc. (l)	5	85
Wintrust Financial Corp.	2	76
XL Capital Ltd. - Class A	2	133
Zenith National Insurance Corp.	1	43
Zions Bancorp	-	25
		22,097
HEALTH CARE - 5.9%
Acibadem Saglik Hizmetleri Ve Ticaret AS	7	78
Adams Respiratory Therapeutics Inc. (b) (l)	6	209
Advanced Medical Optics Inc. (b) (l)	3	119
Affymetrix Inc. (b) (l)	3	99
Alcon Inc.	1	132
Alpharma Inc. - Class A	6	140
American Medical Systems Holdings Inc. (b)	5	110
Amgen Inc. (b)	8	441
Arthrocare Corp. (b)	3	94
Aspect Medical Systems Inc. (b) (l)	6	89
Barr Laboratories Inc. (b)	3	131
Baxter International Inc.	4	221
Beckman Coulter Inc.	-	26
Becton Dickinson & Co.	2	131
Biogen Idec Inc. (b)	2	89
Brookdale Senior Living Inc. (l)	3	152
Cardinal Health Inc.	2	160
Cephalon Inc. (b) (l)	4	249
Cerner Corp. (b) (l)	2	136
Charles River Laboratories International Inc. (b)	5	241

Cooper Cos. Inc.	4	194
CR Bard Inc.	3	215
DaVita Inc. (b)	2	112
Dusa Pharmaceuticals Inc. (b)	7	23
Emdeon Corp. (b)	12	185
Endo Pharmaceuticals Holdings Inc. (b)	4	106
Genentech Inc. (b)	1	107
Gilead Sciences Inc. (b)	2	161
Health Net Inc. (b)	6	344
Henry Schein Inc. (b)	1	50
Hologic Inc. (b)	2	110
Humana Inc. (b)	1	81
IMS Health Inc.	4	107
Inverness Medical Innovations Inc. (b) (l)	5	197
Johnson & Johnson	11	669
MannKind Corp. (b) (l)	6	82
McKesson Corp.	2	129
Medarex Inc. (b)	4	53
Medco Health Solutions Inc. (b)	4	305
Merck & Co. Inc.	20	866
MGI Pharma Inc. (b)	6	142
Millipore Corp. (b) (l)	-	7
Omnicare Inc. (l)	4	151
OSI Pharmaceuticals Inc. (b)	4	129
PDL BioPharma Inc. (b) (l)	3	67
Pharmaceutical Product Development Inc.	3	115
Respironics Inc. (b)	3	118
Schering-Plough Corp.	7	166
Teva Pharmaceutical Industries Ltd. - ADR	6	206
UnitedHealth Group Inc.	16	844
Varian Medical Systems Inc. (b)	1	47
Vertex Pharmaceuticals Inc. (b) (l)	2	47
Wyeth	8	374
		9,556
INDUSTRIALS - 7.2%
ABB Ltd. - ADR	5	86
ACCO Brands Corp. (b)	2	55
AirTran Holdings Inc. (b) (l)	20	207
Albany International Corp.	3	93
Alexander & Baldwin Inc.	6	322
Allied Waste Industries Inc. (b)	16	204
American Commercial Lines Inc. (b)	3	79
American Standard Cos. Inc.	1	32
Brink's Co.	4	237
Burlington Northern Santa Fe Corp.	4	306
Canadian National Railway Co. (l)	1	53
Canadian Pacific Railway Ltd.	1	51

CDI Corp.	2	58
Chicago Bridge & Iron Co. NV - ADR	12	366
Cintas Corp.	3	112
Clean Harbors Inc. (b)	5	207
Cooper Industries Ltd. - Class A	2	81
Covanta Holding Corp. (b)	6	140
CSX Corp.	3	136
Danaher Corp. (l)	1	79
Deere & Co.	2	196
Diamond Management & Technology Consultants Inc.	4	46
Dover Corp.	2	112
DRS Technologies Inc.	3	162
DynCorp International Inc. (b) (l)	3	51
Equifax Inc.	-	11
FedEx Corp.	1	107
Flowserve Corp.	2	92
Fluor Corp.	8	718
Forward Air Corp.	4	145
Foster Wheeler Ltd. (b)	1	58
Frontier Airlines Holdings Inc. (b) (l)	18	108
Gardner Denver Inc. (b)	2	73
General Dynamics Corp.	5	367
General Electric Corp.	38	1,358
Granite Construction Inc.	2	116
Grupo Aeroportuario del Pacifico SA de CV - ADR	2	99
Hexcel Corp. (b) (l)	15	298
Hochtief AG	1	51
Honeywell International Inc.	7	319
Hyundai Engineering & Construction Co. Ltd. (b)	2	85
Joy Global Inc.	5	228
Kforce Inc. (b)	6	80
Laidlaw International Inc.	6	211
Masco Corp.	4	104
McDermott International Inc. (b)	4	184
Norfolk Southern Corp.	1	46
Northrop Grumman Corp.	-	22
Orbital Sciences Corp. (b)	7	128
Oshkosh Truck Corp.	2	122
Raytheon Co.	4	194
Rockwell Collins Inc.	2	141
Shaw Group Inc. (b)	16	491
Solarworld AG	-	23
Spirit Aerosystems Holdings Inc. (b)	2	76
Tam SA - ADR	3	72
Tyco International Ltd.	15	486
UAP Holding Corp. (l)	7	173
United Parcel Service Inc. - Class B	3	196

United Technologies Corp.	5	299
Universal Truckload Services Inc. (b) (l)	2	51
URS Corp. (b)	-	13
UTI Worldwide Inc.	4	105
Washington Group International Inc. (b)	4	249
Waste Management Inc.	4	144
WESCO International Inc. (b)	5	307
YRC Worldwide Inc. (b) (l)	1	23
		11,644
INFORMATION TECHNOLOGY - 9.6%
Accenture Ltd.	-	12
ADTRAN Inc. (l)	6	139
Advanced Micro Devices Inc. (b) (l)	9	119
Agere Systems Inc. (b)	5	108
Agilent Technologies Inc. (b)	6	216
Alcatel SA - ADR	14	163
Altera Corp. (b)	3	56
Amdocs Ltd. (b)	2	77
AMIS Holdings Inc. (b)	15	166
Amphenol Corp. - Class A	7	452
Analog Devices Inc.	6	207
Andrew Corp. (b)	8	79
Applied Micro Circuits Corp. (b) (l)	17	62
aQuantive Inc. (b) (l)	2	45
Arrow Electronics Inc. (b)	3	117
ASML Holding NV - ADR (b)	9	213
Atmel Corp. (b)	22	113
ATMI Inc. (b)	4	113
Autodesk Inc. (b)	3	117
Avnet Inc. (b)	6	206
Axcelis Technologies Inc. (b) (l)	24	180
Business Objects SA - ADR (b)	4	127
CACI International Inc. - Class A (b) (l)	7	309
Cadence Design Systems Inc. (b)	6	118
Cisco Systems Inc. (b)	5	128
Comverse Technology Inc. (b)	1	21
Credence Systems Corp. (b) (l)	21	69
Cymer Inc. (b)	3	109
Cypress Semiconductor Corp. (b)	16	291
DSP Group Inc. (b)	4	84
Dycom Industries Inc. (b)	12	318
Electronic Arts Inc. (b)	2	81
Electronics for Imaging Inc. (b)	6	129
Entegris Inc. (b)	8	86
Fair Isaac Corp.	4	162
Fairchild Semiconductor International Inc. (b)	15	246
Finisar Corp. (b)	3	10

First Data Corp.	5	132
Flextronics International Ltd. (b)	25	278
Google Inc. - Class A (b)	1	389
Harris Corp.	6	306
Hewlett-Packard Co.	9	369
Hittite Microwave Corp. (b)	3	119
Ingram Micro Inc. - Class A (b)	7	143
Integrated Device Technology Inc. (b)	16	241
Intel Corp.	7	126
Intermec Inc. (b) (l)	5	116
Intersil Corp.	12	307
Itron Inc. (b)	-	26
Juniper Networks Inc. (b)	2	47
Linear Technology Corp.	3	88
LoopNet Inc.	8	144
LTX Corp. (b)	19	114
Mantech International Corp. - Class A (b)	3	94
Mastec Inc. (b)	9	97
Maxim Integrated Products Inc.	6	185
Microchip Technology Inc.	6	195
Microsemi Corp. (b)	6	114
Microsoft Corp.	16	444
Molex Inc.	5	127
Motorola Inc.	13	231
Murata Manufacturing Co. Ltd.	1	66
National Semiconductor Corp.	14	343
NCR Corp. (b)	6	272
Network Appliance Inc. (b)	3	124
Nintendo Co. Ltd. (l)	2	465
Nortel Networks Corp. (b)	2	38
Open Text Corp.	2	33
Opsware Inc. (b)	15	110
Paychex Inc.	3	95
PMC - Sierra Inc. (b) (l)	8	56
Powerwave Technologies Inc. (b) (l)	3	18
QLogic Corp. (b)	10	168
QUALCOMM Inc.	3	124
Quest Software Inc. (b)	4	62
Renewable Energy Corp. AS (b)	7	149
Rudolph Technologies Inc. (b)	9	157
Samsung Electronics Co. Ltd.	-	239
SanDisk Corp. (b) (l)	4	188
Satyam Computer Services Ltd. - ADR	5	109
Seagate Technology	31	728
Semitool Inc. (b)	3	45
SI International Inc. (b)	1	37
Solectron Corp. (b)	68	213

Spansion Inc. (b) (l)	3	40
Sun Microsystems Inc. (b)	20	121
Sycamore Networks Inc. (b)	18	69
Symantec Corp. (b)	7	120
Syntel Inc.	1	49
Take-Two Interactive Software Inc. (b) (l)	13	254
Tektronix Inc.	6	163
Teradyne Inc. (b) (l)	6	99
TTM Technologies Inc. (b)	3	24
Unisys Corp. (b)	21	178
ValueClick Inc. (b)	3	84
VeriSign Inc. (b)	8	206
Western Union Co.	4	89
Xerox Corp. (b)	15	256
Xilinx Inc.	5	128
Yahoo! Inc. (b)	6	190
		15,589
MATERIALS - 3.7%
Air Products & Chemicals Inc.	1	81
Alcoa Inc.	13	434
Allegheny Technologies Inc.	2	226
Aquarius Platinum Ltd.	4	120
Arcelor Mittal - ADR	2	95
Arkema - ADR (b)	3	160
Carpenter Technology Corp.	2	234
Celanese Corp. - Class A	10	308
Chemtura Corp.	25	268
Compass Minerals International Inc.	3	105
Cytec Industries Inc.	3	163
FMC Corp.	1	91
Goldcorp Inc.	6	155
Haynes International Inc.	1	36
HB Fuller Co.	-	11
IPSCO Inc. (CA)	1	92
IPSCO Inc. (US)	-	53
Israel Chemicals Ltd.	20	136
MeadWestvaco Corp.	4	133
Meridian Gold Inc. (CA) (b)	10	245
Meridian Gold Inc. (US) (b)	4	89
Monsanto Co.	6	319
Mosaic Co. (b) (l)	15	400
Owens-Illinois Inc. (b)	7	191
Reliance Steel & Aluminum Co.	6	266
Smurfit-Stone Container Corp. (b)	12	134
Stillwater Mining Co. (b)	8	107
Sumitomo Metal Industries Ltd.	5	26
Teck Cominco Ltd. (l)	2	139

Titanium Metals Corp. (b) (l)	35	1,247
Tokai Carbon Co. Ltd.	2	16
		6,080
TELECOMMUNICATION SERVICES - 2.8%
America Movil SA de CV - Class L - ADR	2	100
American Tower Corp. (b)	6	227
AT&T Inc.	67	2,636
Cellcom Israel Ltd.	1	20
Cincinnati Bell Inc. (b)	2	12
Cogent Communications Group Inc. (b)	4	85
Covad Communications Group Inc. (b) (l)	87	110
Crown Castle International Corp. (b)	4	119
FairPoint Communications Inc. (l)	3	61
NII Holdings Inc. - Class B (b) (l)	3	185
NTELOS Holdings Corp. (b)	2	29
Telenor ASA - ADR	3	138
Verizon Communications Inc.	19	728
Vivo Participacoes SA - ADR (l)	28	100
		4,550
UTILITIES - 2.4%
AES Corp. (b)	28	592
AGL Resources Inc.	-	13
CMS Energy Corp.	13	230
Constellation Energy Group Inc.	3	278
DPL Inc. (l)	5	159
E.ON AG	1	150
Edison International Inc.	3	157
Entergy Corp.	3	346
Equitable Resources Inc. (l)	3	150
Integrys Energy Group Inc.	1	28
Mirant Corp. (b)	7	267
NRG Energy Inc. (b)	3	187
PPL Corp.	5	217
Public Service Enterprise Group Inc.	4	349
Reliant Energy Inc. (b)	5	102
TXU Corp.	12	755
		3,980

Total Common Stocks (cost $89,802)		104,171

PREFERRED STOCKS - 0.2%
FINANCIALS - 0.0%
Platinum Underwriters Holdings Ltd., 6.00% - Series A (j)	2	53

MATERIALS - 0.2%
Freeport-McMoRan Copper & Gold Inc., 6.75% (j)	3	299

Total Preferred Stocks (cost $330)		352

WARRANTS - 0.0%
ASAT Holdings Ltd., 07/24/11 (f)	-	-

Total Warrants (cost $0)		-

CORPORATE BONDS AND NOTES - 0.1%
ENERGY - 0.1%
McMoRan Exploration Co., 6.00%, 07/02/08 (j)	$80	92

HEALTH CARE - 0.0%
Alpharma Inc., 2.13%, 03/15/27 (j)	50	50

INFORMATION TECHNOLOGY - 0.0%
Cypress Semiconductors Corp., 1.00%, 09/15/09 (e) (j)	30	30

TELECOMMUNICATION SERVICES - 0.0%
Level 3 Communications Inc., 5.25%, 12/15/11 (e) (j)	10	17

Total Corporate Bonds and Notes (cost $186)		189

GOVERNMENT AND AGENCY OBLIGATIONS - 34.3%
GOVERNMENT SECURITIES - 34.3%
U.S. Treasury Securities - 34.3%
U.S. Treasury Bond, 6.25%, 08/15/23 (l)	1,450	1,665
U.S. Treasury Bond, 6.13%, 08/15/29 (l)	5,150	5,990
U.S. Treasury Note, 3.63%, 04/30/07	658	657
U.S. Treasury Note, 4.88%, 04/30/08 (l)	11,756	11,755
U.S. Treasury Note, 3.38%, 09/15/09 (l)	12,624	12,275
U.S. Treasury Note, 4.38%, 12/15/10	1,900	1,890
U.S. Treasury Note, 4.75%, 03/31/11 (l)	450	453
U.S. Treasury Note, 4.25%, 11/15/13 (l)	9,385	9,209
U.S. Treasury Note, 4.25%, 11/15/14 (l)	6,550	6,394
U.S. Treasury Note, 5.13%, 05/15/16 (l)	5,400	5,584

Total Government and Agency Obligations (cost $55,897)		55,872

SHORT TERM INVESTMENTS - 40.4%
Mutual Funds - 1.4%
JNL Money Market Fund, 5.18% (a) (d)	2,366	2,366

Securities Lending Collateral - 39.0%
Mellon GSL Delaware Business Trust Collateral Fund, 5.39% (a)	63,451	63,451

Total Short Term Investments (cost $65,817)		65,817

Total Investments - 139.1% (cost $212,032)		226,401
Other Assets and Liabilities, Net - (39.1%)		(63,582)
Total Net Assets - 100%		$162,819

JNL/FMR Mid-Cap Equity Fund
COMMON STOCKS - 97.2%
CONSUMER DISCRETIONARY - 19.0%
Bally Technologies Inc. (b) (l)	60	$1,427
DeVry Inc.	198	5,801
GameStop Corp. - Class A (b) (l)	47	1,529
Harman International Industries Inc. (l)	108	10,394
International Game Technology	53	2,156
Phillips-Van Heusen	18	1,058
Sears Holdings Corp. (b) (l)	16	2,955
Service Corp. International	126	1,492
Shuffle Master Inc. (b) (l)	78	1,422
Walt Disney Co.	113	3,904
Weight Watchers International Inc. (l)	120	5,536
		37,674
CONSUMER STAPLES - 5.6%
Coca Cola Hellenic Bottling Co. SA - ADR	48	2,028
Cott Corp. (b)	117	1,558
Molson Coors Brewing Co.	49	4,626
Safeway Inc. (l)	81	2,972
		11,184
ENERGY - 2.5%
EOG Resources Inc.	-	21
EXCO Resources Inc. (b) (l)	95	1,582
Goodrich Petroleum Corp. (b) (l)	32	1,083
SEACOR Holdings Inc. (b) (l)	23	2,273
		4,959
FINANCIALS - 6.4%
Ashmore Group Plc	531	3,026
East West Bancorp Inc. (l)	42	1,543
Greenhill & Co. Inc. (l)	28	1,731
Jefferies Group Inc. (l)	32	921
Julius Baer Holding AG (l)	16	2,238
Lazard Ltd. - Class A (l)	46	2,318
MGIC Investment Corp.	5	306
Thomas Weisel Partners Group Inc. (b) (l)	34	652
		12,735
HEALTH CARE - 2.0%
Advanced Medical Optics Inc. (b) (l)	63	2,358
Express Scripts Inc. (b)	7	528
Neurocrine Biosciences Inc. (b) (l)	88	1,104
		3,990

INDUSTRIALS - 16.8%
ABB Ltd. - ADR	123	2,111
AirAsia BHD (b)	2,777	1,422
Argon ST Inc. (b) (l)	40	1,069
Deere & Co.	23	2,449
Flowserve Corp. (l)	94	5,347
FTI Consulting Inc. (b) (l)	24	799
Global Cash Access Inc. (b) (l)	121	2,011
Hertz Global Holdings Inc. (b)	257	6,093
Knoll Inc. (l)	118	2,819
Quanta Services Inc. (b) (l)	175	4,422
US Airways Group Inc. (b)	103	4,685
		33,227
INFORMATION TECHNOLOGY - 32.4%
Advanced Micro Devices Inc. (b) (l)	131	1,716
Agilent Technologies Inc. (b)	272	9,148
Broadcom Corp. - Class A (b) (l)	104	3,329
Electronic Arts Inc. (b)	119	5,973
First Data Corp.	118	3,174
Harris Corp.	42	2,159
Juniper Networks Inc. (b) (l)	412	8,113
Marvell Tech Group Ltd. (b)	194	3,256
MoneyGram International Inc. (l)	61	1,700
NAVTEQ Corp. (b) (l)	196	6,763
Nintendo Co. Ltd. (l)	9	2,645
Openwave Systems Inc. (b) (l)	163	1,325
PMC - Sierra Inc. (b) (l)	68	476
SanDisk Corp. (b) (l)	144	6,288
Sun Microsystems Inc. (b)	802	4,821
Verigy Ltd. - ADR (b)	-	-
Western Union Co.	148	3,255
		64,141
TELECOMMUNICATION SERVICES - 12.5%
American Tower Corp. (b)	151	5,874
Arbinet-thexchange Inc. (b)	33	206
AT&T Inc.	316	12,472
Level 3 Communications Inc. (b) (l)	477	2,907
Philippine Long Distance Telephone Co. - ADR	20	1,056
Time Warner Telecom Inc. - Class A (b) (l)	111	2,296
		24,811

Total Common Stocks (cost $176,253)		192,721

SHORT TERM INVESTMENTS - 33.8%
Mutual Funds - 2.8%
JNL Money Market Fund, 5.18% (a) (d)	5,709	5,709

Securities Lending Collateral - 31.0%
Mellon GSL Delaware Business Trust Collateral Fund, 5.39% (a)	61,364	61,364

Total Short Term Investments (cost $67,073)		67,073

Total Investments - 131.0% (cost $243,326)		259,794
Other Assets and Liabilities, Net - (31.0%)		(61,527)
Total Net Assets - 100%		$198,267

JNL/Franklin Templeton Founding Strategy Fund
INVESTMENT FUNDS - 97.8%
JNL/Franklin Templeton Global Growth Fund (d)	4,838	$48,230
JNL/Franklin Templeton Income Fund (d)	4,443	48,562
JNL/Franklin Templeton Mutual Shares Fund (d)	4,797	48,449

Total Investment Funds (cost $144,345)		145,241

Total Investments - 97.8% (cost $144,345)		145,241
Other Assets and Liabilities, Net - 2.2%		3,285
Total Net Assets - 100%		$148,526

JNL/Franklin Templeton Global Growth Fund
COMMON STOCKS - 80.9%
CONSUMER DISCRETIONARY - 17.4%
Accor SA	-	29
Bayerische Motoren Werke AG (l)	20	1,180
British Sky Broadcasting Plc	10	111
Chico's FAS Inc. (b)	20	489
Comcast Corp. - Class A (b)	22	560
Compass Group Plc	65	435
Eastman Kodak Co. (l)	30	677
Expedia Inc. (b)	9	209
Fuji Photo Film Co. Ltd. (l)	5	205
Harley-Davidson Inc.	10	588
Interpublic Group of Cos. Inc. (b) (l)	40	492
Koninklijke Philips Electronics NV (l)	14	535
Mediaset SpA (l)	30	326
News Corp. Inc. - Class A	60	1,387
Pearson Plc	25	429
Peugeot SA	8	564
Reed Elsevier NV (l)	40	707
Time Warner Inc.	70	1,380
Viacom Inc. - Class B (b)	16	657
		10,960
CONSUMER STAPLES - 0.7%
Nestle SA (l)	1	448

ENERGY - 6.7%
BP Plc	100	1,086
El Paso Corp.	46	666
ENI SpA	14	456
Repsol YPF SA	5	169
Royal Dutch Shell Plc - Class B	30	998
Total SA	12	840
		4,215
FINANCIALS - 20.5%
ACE Ltd.	5	285
American International Group Inc.	18	1,210
Aviva Plc	70	1,031
Banca Intesa San Paolo SpA	120	911
Cheung Kong Holdings Ltd.	12	152
Commerzbank AG	12	531
HSBC Holdings Plc	55	956
ING Groep NV	25	1,057
Kookmin Bank	5	451
Mitsubishi UFJ Financial Group Inc.	-	1,016
Muenchener Rueckversicherungs AG (l)	3	423
Nomura Holdings Inc.	5	108
Old Mutual Plc	275	888
Royal Bank of Scotland Group Plc	20	781
Shinsei Bank Ltd. (l)	75	360
Standard Life Plc	75	466
Swiss Reinsurance (l)	3	274
Torchmark Corp.	7	459
UBS AG	10	594
UniCredito Italiano SpA (l)	100	952
		12,905
HEALTH CARE - 8.2%
Boston Scientific Corp. (b)	48	692
Bristol-Myers Squibb Co.	7	194
GlaxoSmithKline Plc	40	1,100
Novartis AG (l)	14	803
Pfizer Inc.	50	1,263
Sanofi-Aventis (l)	13	1,131
		5,183
INDUSTRIALS - 9.9%
Deutsche Post AG	30	908
Ebara Corp. (l)	100	474
General Electric Corp.	30	1,061
Rolls-Royce Group Plc (b)	25	243
Siemens AG	11	1,176
Tyco International Ltd.	76	2,398
		6,260

INFORMATION TECHNOLOGY - 10.6%
Accenture Ltd.	30	1,156
Electronic Data Systems Corp.	19	526
Infineon Technologies AG (b) (l)	14	218
Microsoft Corp.	60	1,672
Oracle Corp. (b)	60	1,088
Samsung Electronics Co. Ltd. - GDR (e)	4	989
Seagate Technology	45	1,048
		6,697
MATERIALS - 1.4%
International Paper Co.	10	364
Stora Enso Oyj - Class R (l)	15	260
UPM-Kymmene Oyj (l)	10	255
		879
TELECOMMUNICATION SERVICES - 5.5%
France Telecom SA	40	1,056
Singapore Telecommunications Ltd.	350	757
SK Telecom Co. Ltd. - ADR	25	586
Vodafone Group Plc	400	1,067
		3,466

Total Common Stocks (cost $51,093)		51,013

GOVERNMENT AND AGENCY OBLIGATIONS - 24.9%
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 24.9%
Federal Home Loan Bank - 24.9%
Federal Home Loan Bank, 5.00%, 04/02/07 (k)	$15,681	15,679

Total Government and Agency Obligations (cost $15,679)		15,679

SHORT TERM INVESTMENTS - 10.6%
Mutual Funds - 0.1%
Dreyfus Cash Management Plus Fund, 5.17% (a)	52	52

Securities Lending Collateral - 10.5%
Mellon GSL Delaware Business Trust Collateral Fund, 5.39% (a)	6,622	6,622

Total Short Term Investments (cost $6,674)		6,674

Total Investments - 116.4% (cost $73,446)		73,366
Other Assets and Liabilities, Net - (16.4%)		(10,341)
Total Net Assets - 100%		$63,025

JNL/Franklin Templeton Income Fund
COMMON STOCKS - 29.5%
ENERGY - 4.5%

BP Plc - ADR	10	$648
Canadian Oil Sands Trust	10	245
Chesapeake Energy Corp. (l)	30	926
Chevron Corp.	20	1,479
ConocoPhillips	25	1,709
Halliburton Co.	40	1,270
Spectra Energy Corp.	50	1,313
		7,590
FINANCIALS - 5.1%
Bank of America Corp.	50	2,551
CapitalSource Inc. (l)	16	395
Citigroup Inc.	10	513
HSBC Holdings Plc	100	1,750
JPMorgan Chase & Co.	20	968
Wachovia Corp.	15	826
Washington Mutual Inc. (l)	40	1,615
		8,618
HEALTH CARE - 3.9%
Johnson & Johnson	30	1,808
Merck & Co. Inc.	19	835
Mylan Laboratories Inc.	71	1,499
Pfizer Inc.	100	2,525
		6,667
INDUSTRIALS - 4.2%
3M Corp.	30	2,293
Caterpillar Inc.	20	1,341
General Electric Corp.	60	2,122
United Parcel Service Inc. - Class B	20	1,401
		7,157
INFORMATION TECHNOLOGY - 1.4%
Analog Devices Inc.	15	517
Intel Corp.	100	1,913
		2,430
MATERIALS - 0.9%
Barrick Gold Corp.	20	571
Dow Chemical Co.	15	688
Lyondell Chemical Co.	10	300
		1,559
TELECOMMUNICATION SERVICES - 1.7%
AT&T Inc.	35	1,380
Verizon Communications Inc.	30	1,138
Vodafone Group Plc - ADR	12	322
		2,840
UTILITIES - 7.8%
AGL Resources Inc.	15	641
Ameren Corp.	13	654
Atmos Energy Corp.	50	1,564

Consolidated Edison Inc.	7	342
Constellation Energy Group Inc.	5	435
Dominion Resources Inc.	13	1,154
Duke Energy Corp.	20	406
Exelon Corp.	5	344
FirstEnergy Corp.	10	662
FPL Group Inc.	9	544
Pinnacle West Capital Corp.	5	246
Progress Energy Inc.	10	494
Public Service Enterprise Group Inc.	18	1,528
Southern Co.	40	1,466
TECO Energy Inc. (l)	45	774
TXU Corp.	30	1,924
		13,178

Total Common Stocks (cost $47,208)		50,039

PREFERRED STOCKS - 6.2%
ENERGY - 0.4%
Chesapeake Energy Corp., 6.25% (j)	3	738

FINANCIALS - 5.1%
Citigroup Funding Inc., 7.50% (j)	30	891
Citigroup Funding Inc., 9.63% - Series DHI	40	900
Credit Suisse USA Inc., 8.00% - Series BHI (j)	21	1,365
Deutsche Bank AG, 10.00% - Series FCX (e) (f) (j)	23	1,491
Goldman Sachs Group Inc., 10.00% (e) (j)	25	1,002
Lehman Brothers Holdings Inc., 7.00% - Series AA (j)	15	505
Lehman Brothers Holdings Inc., 8.50% - Series CSCO (j)	30	594
Merrill Lynch & Co. Inc., 9.00% - Series KBH (e) (j)	11	480
Morgan Stanley, 7.30% (e) (j)	30	590
Morgan Stanley, 8.50% - Series NEM (e) (j)	5	213
Wachovia Bank NA, 7.25% - Series HD (e) (j)	20	716
		8,747
MATERIALS - 0.7%
Freeport-McMoRan Copper & Gold Inc., 6.75% (j)	7	695
Huntsman Corp., 5.00% (j)	10	424
		1,119

Total Preferred Stocks (cost $10,421)		10,604

CORPORATE BONDS AND NOTES - 35.2%
CONSUMER DISCRETIONARY - 8.4%
Beazer Homes USA Inc., 6.88%, 07/15/15 (l)	$500	446
Beazer Homes USA Inc., 8.13%, 06/15/16 (l)	750	705
Cablevision Systems Corp., 8.00%, 04/15/12	300	305
CCH I Holdings LLC, 11.75%, 05/15/14 (h)	2,500	2,394

CCH I LLC, 11.00%, 10/01/15	600	623
Charter Communications Holdings II LLC, 10.25%, 09/15/10	300	317
Clear Channel Communications Inc., 5.75%, 01/15/13	400	375
DR Horton Inc., 5.63%, 01/15/16	650	601
Ford Motor Co., 7.45%, 07/16/31	1,000	774
General Motors Corp., 8.38%, 07/15/33 (l)	200	180
K Hovnanian Enterprises Inc., 7.50%, 05/15/16	450	420
KB Home, 6.38%, 08/15/11	1,000	969
KB Home, 5.75%, 02/01/14	500	447
Lamar Media Corp., 6.63%, 08/15/15	500	488
MGM Mirage Inc., 6.75%, 04/01/13	1,400	1,390
RH Donnelley Corp., 6.88%, 01/15/13	500	486
RH Donnelley Corp., 8.88%, 01/15/16	200	213
TRW Automotive Inc., 7.25%, 03/15/17 (e)	1,400	1,372
Univision Communications Inc., 9.75%, 03/15/15 (e) (l)	1,000	995
Viacom Inc., 6.25%, 04/30/16	300	303
XM Satellite Radio Inc., 9.75%, 05/01/14	450	453
		14,256
CONSUMER STAPLES - 0.8%
Dole Food Co. Inc., 8.63%, 05/01/09 (o)	1,000	998
Reynolds American Inc., 7.25%, 06/01/13	300	314
		1,312
ENERGY - 6.8%
Callon Petroleum Co., 9.75%, 12/08/10	475	475
Chesapeake Energy Corp., 6.25%, 01/15/18	2,200	2,173
Compagnie Generale de Geophysique SA, 7.50%, 05/15/15	300	309
Compagnie Generale de Geophysique SA, 7.75%, 05/15/17	500	521
El Paso Production Holding Co., 7.75%, 06/01/13	1,000	1,045
Mariner Energy Inc., 7.50%, 04/15/13	700	688
Massey Energy Co., 6.88%, 12/15/13	450	427
Newfield Exploration Co., 6.63%, 04/15/16	1,000	1,000
Peabody Energy Corp., 7.38%, 11/01/16 (l)	1,300	1,368
Pioneer Natural Resources Co., 6.88%, 05/01/18	1,000	983
Pogo Producing Co., 7.88%, 05/01/13	200	202
Sabine Pass, 7.25%, 11/30/13 (e)	500	504
Sabine Pass, 7.50%, 11/30/16 (e)	800	806
SESI LLC, 6.88%, 06/01/14	1,140	1,130
		11,631
FINANCIALS - 5.0%
Ford Motor Credit Co., 7.38%, 10/28/09	2,200	2,196
Ford Motor Credit Co., 9.88%, 08/10/11	1,000	1,059
General Motors Acceptance Corp., 5.63%, 05/15/09	1,000	982
General Motors Acceptance Corp., 7.75%, 01/19/10	500	513
General Motors Acceptance Corp., 6.88%, 09/15/11	1,000	1,001
General Motors Acceptance Corp., 6.88%, 08/28/12	1,200	1,195
Host Hotels & Resorts Inc., 6.88%, 11/01/14	1,000	1,015
Host Marriott LP, 6.38%, 03/15/15 (l)	600	596

		8,557
HEALTH CARE - 2.2%
DaVita Inc., 6.63%, 03/15/13	300	300
DaVita Inc., 6.63%, 03/15/13 (e)	500	500
DaVita Inc., 7.25%, 03/15/15 (l)	400	405
HCA Inc., 9.25%, 11/15/16 (e)	400	432
Tenet Healthcare Corp., 6.38%, 12/01/11	500	468
US Oncology Holdings Inc., 9.80%, 03/15/12 (e) (g)	900	909
Vanguard Health Systems Co. LLC, 11.25%, 10/01/15 (h)	800	649
		3,663
INDUSTRIALS - 5.1%
Allied Waste North America Inc., 6.50%, 11/15/10	500	501
Allied Waste North America Inc., 6.38%, 04/15/11	1,500	1,496
Allied Waste North America Inc., 7.13%, 05/15/16	400	407
Case New Holland Inc., 7.13%, 03/01/14	500	520
DRS Technologies Inc., 6.63%, 02/01/16	300	303
Hawker Beechcraft Corp., 8.50%, 04/01/15 (e)	200	208
Hawker Beechcraft Corp., 9.75%, 04/01/17 (e) (l)	800	836
Johnson Diversey Holdings Inc., 32.94%, 05/15/13 (h) (k)	750	774
L-3 Communications Corp., 5.88%, 01/15/15	700	680
L-3 Communications Corp., 6.38%, 10/15/15	300	297
RBS Global & Rexnord Corp., 8.88%, 09/01/16 (e)	500	505
Rental Service Corp., 9.50%, 12/01/14 (e)	100	107
Rexnord Holdings Inc., 11.35%, 02/20/13 (f)	1,000	986
United Rentals Inc., 7.75%, 11/15/13 (l)	1,000	1,027
		8,647
INFORMATION TECHNOLOGY - 2.8%
Flextronics International Ltd., 6.25%, 11/15/14	1,000	968
Freescale Semiconductor Inc., 8.88%, 12/15/14 (e)	400	401
Nortel Networks Corp., 4.25%, 09/01/08 (j)	900	889
NXP BV, 9.50%, 10/15/15 (e) (l)	500	516
Sanmina-SCI Corp., 6.75%, 03/01/13 (l)	700	637
Sanmina-SCI Corp., 8.13%, 03/01/16 (l)	500	470
Seagate Technology Inc., 6.38%, 10/01/11	500	500
Sungard Data Systems Inc., 10.25%, 08/15/15 (l)	300	326
		4,707
MATERIALS - 2.1%
Chemtura Corp., 6.88%, 06/01/16	500	484
Freeport-McMoRan Copper& Gold, 8.38%, 04/01/17	700	757
Jefferson Smurfit Corp., 8.25%, 10/01/12	600	600
Johnson Diversey Holdings Inc., 9.63%, 05/15/12	300	314
Lyondell Chemical Co., 8.00%, 09/15/14	775	811
Novelis Inc., 7.25%, 02/15/15 (g) (l) (o)	600	634
		3,600
TELECOMMUNICATION SERVICES - 0.5%
Digicel Group Ltd., 8.88%, 01/15/15 (e) (l)	500	485
MetroPCS Wireless Inc., 9.25%, 11/01/14 (e) (l)	300	318
		803
UTILITIES - 1.5%
Dynegy Holdings Inc., 6.88%, 04/01/11	400	401
Dynegy Holdings Inc., 8.75%, 02/15/12 (l)	1,000	1,063
NRG Energy Inc., 7.25%, 02/01/14	600	615
TXU Corp., 5.55%, 11/15/14	500	441
		2,520

Total Corporate Bonds and Notes (cost $58,951)		59,696

GOVERNMENT AND AGENCY OBLIGATIONS - 28.4%
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 28.4%
Federal National Mortgage Association - 28.4%
Federal National Mortgage Association, 5.00%, 04/02/07 (k)	47,345	47,338
Federal National Mortgage Association, 6.00%, 03/01/36	934	941

Total Government and Agency Obligations (cost $48,265)		48,279

SHORT TERM INVESTMENTS - 7.4%
Mutual Funds - 0.1%
JNL Money Market Fund, 5.18% (a) (d)	104	104

Securities Lending Collateral - 7.3%
Mellon GSL Delaware Business Trust Collateral Fund, 5.39% (a)	12,437	12,437

Total Short Term Investments (cost $12,541)		12,541

Total Investments - 106.7% (cost $177,386)		181,159
Other Assets and Liabilities, Net - (6.7%)		(11,323)
Total Net Assets - 100%		$169,836

JNL/Franklin Templeton Mutual Shares Fund
COMMON STOCKS - 83.8%
CONSUMER DISCRETIONARY - 11.2%
ACE Aviation Holdings Inc. - Class A (b)	10	$259
Aeroplan Income Fund	2	27
Beazer Homes USA Inc.	7	217
Cablevision Systems Corp. - Class A	17	506
Clear Channel Communications Inc.	13	471
Comcast Corp. - Class A (b)	27	688
EchoStar Communications Corp. (b)	1	64
General Motors Corp.	19	578
H&R Block Inc.	6	122
Home Depot Inc.	32	1,191
Koninklijke Philips Electronics NV	9	336
Liberty Media Holding Corp. - Capital (b)	5	540
Mattel Inc.	23	625
News Corp. Inc. - Class A	58	1,341
Sun-Times Media Group Inc.	6	30
Time Warner Inc.	51	1,010
Time Warner Inc. - Class A	7	251
Viacom Inc. - Class B (b)	18	729
Virgin Media Inc.	35	887
Wyndham Worldwide Corp. (b)	7	243
		10,115
CONSUMER STAPLES - 15.5%
Altadis SA	26	1,698
Altria Group Inc.	16	1,435
British American Tobacco Plc	48	1,512
Brown-Forman Corp. - Class B	3	175
Cadbury Schweppes Plc	79	1,013
Carrefour SA	10	765
Coca-Cola Enterprises Inc.	30	606
CVS Corp.	26	904
General Mills Inc.	4	233
Groupe Danone	3	422
Imperial Tobacco Group Plc	27	1,216
Japan Tobacco Inc.	-	619
Kroger Co.	19	524
Nestle SA	3	999
Pernod-Ricard SA	4	824
Reynolds American Inc.	16	1,023
		13,968
ENERGY - 3.1%
BP Plc	42	453
Massey Energy Co.	5	129
Pogo Producing Co.	5	243
Royal Dutch Shell Plc - Class A	23	756
SeaDrill Ltd. (b)	25	407
Total SA	6	412

Transocean Inc. (b)	4	356
		2,756
FINANCIALS - 26.3%
ABN AMRO Holding NV	6	252
Alexander's Inc. (b)	1	516
Alleghany Corp. (b)	1	514
American International Group Inc.	9	581
Banca Intesa San Paolo SpA	102	774
Banca Popolare di Verona e Novara SCRL	6	185
Banca Popolare Italiana (b)	13	211
Bear Stearns Cos. Inc.	2	363
Berkshire Hathaway Inc. - Class B (b)	1	2,796
BNP Paribas	5	569
Centennial Bank Holdings Inc. (b)	11	93
Chinatrust Financial Holding Co.	174	136
Citigroup Inc.	20	1,014
Conseco Inc. (b)	18	307
Countrywide Financial Corp.	4	148
Danske Bank A/S	14	631
ForeningsSparbanken AB	14	483
Fortis	31	1,405
Hartford Financial Services Group Inc.	5	445
Hudson City Bancorp Inc.	42	577
Legg Mason Inc.	6	546
Link REIT	62	149
Mitsubishi UFJ Financial Group Inc.	-	564
Montpelier Re Holdings Ltd.	-	4
Nationwide Financial Services	6	313
Old Republic International Corp.	23	519
Potlatch Corp.	1	60
Prudential Financial Inc.	4	330
Realogy Corp. (b)	22	662
SLM Corp.	11	457
Societe Generale - Class A	4	737
Sovereign Bancorp Inc.	14	364
St. Joe Co.	4	208
Sumitomo Mitsui Financial Group Inc.	-	572
Svenska Handelsbanken - Class A	29	866
Takefuji Corp.	11	427
Travelers Cos. Inc.	11	588
U.S. Bancorp	19	669
UnionBanCal Corp.	4	233
Ventas Inc.	4	160
Wachovia Corp.	14	749
Washington Mutual Inc.	18	720
White Mountains Insurance Group Ltd.	3	1,605
Zurich Financial Services AG	1	246

		23,748
HEALTH CARE - 3.9%
Bausch & Lomb Inc.	2	89
Boston Scientific Corp. (b)	8	122
Bristol-Myers Squibb Co.	12	338
Hillenbrand Industries Inc.	5	304
MDS Inc.	8	156
Pfizer Inc.	45	1,138
Quest Diagnostics Inc.	10	504
Sanofi-Aventis	7	645
Valeant Pharmaceutical International	13	223
		3,519
INDUSTRIALS - 6.7%
AP Moller - Maersk Group	-	657
Avis Budget Group Inc. (b)	4	97
Federal Signal Corp.	13	199
GenCorp Inc. (b)	7	91
Jazz Air Income Fund	2	14
Keppel Corp. Ltd.	30	381
Orkla ASA	25	1,775
Owens Corning Inc.	5	153
Republic Services Inc. - Class A	4	116
Scania AB - Class B	4	312
Siemens AG	6	688
Tyco International Ltd.	49	1,548
		6,031
INFORMATION TECHNOLOGY - 4.6%
Agere Systems Inc. (b)	8	178
Dell Inc. (b)	38	879
Hyperion Solutions Corp. (b)	8	432
International Business Machines Corp.	6	570
LSI Logic Corp. (b)	32	336
Microsoft Corp.	41	1,156
Motorola Inc.	35	616
		4,167
MATERIALS - 6.6%
Anglo American Plc	12	626
Domtar Corp.	30	280
International Paper Co.	37	1,344
IPSCO Inc. (US)	1	176
Koninklijke DSM NV	4	183
Linde AG	5	514
Rinker Group Ltd.	12	181
Temple-Inland Inc.	14	844
Weyerhaeuser Co.	24	1,797
		5,945
TELECOMMUNICATION SERVICES - 2.7%

Chunghwa Telecom Co. Ltd.	19	385
Embarq Corp.	6	327
Royal KPN NV	11	176
Verizon Communications Inc.	40	1,513
		2,401
UTILITIES - 3.2%
Constellation Energy Group Inc.	13	1,108
E.ON AG	5	647
NorthWestern Corp.	3	112
RWE AG	5	477
Suez SA	1	55
TXU Corp.	7	451
		2,850

Total Common Stocks (cost $74,765)		75,500

CORPORATE BONDS AND NOTES - 0.2%
CONSUMER DISCRETIONARY - 0.2%
Dana Corp., 6.50%, 03/01/09 (i)	$72	55
Dana Corp., 7.00%, 03/15/28 (i)	115	87
Trump Entertainment Resorts Inc., 8.50%, 06/01/15	50	51

Total Corporate Bonds and Notes (cost $187)		193

GOVERNMENT AND AGENCY OBLIGATIONS - 18.0%
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 18.0%
Federal Home Loan Bank - 18.0%
Federal Home Loan Bank, 5.00%, 04/02/07 (k)	15,200	15,198
Federal Home Loan Bank, 5.19%, 05/16/07 (k)	1,000	993

Total Government and Agency Obligations (cost $16,191)		16,191

SHORT TERM INVESTMENTS - 0.0%
Mutual Funds - 0.0%
Dreyfus Cash Management Plus Fund, 5.17% (a)	29	29

Total Short Term Investments (cost $29)		29

Total Investments - 102.0% (cost $91,172)		91,913
Other Assets and Liabilities, Net - (2.0%)		(1,815)
Total Net Assets - 100%		$90,098

JNL/Franklin Templeton Small Cap Value Fund
COMMON STOCKS - 94.2%
CONSUMER DISCRETIONARY - 21.2%
Bassett Furniture Industries Inc.	31	$456

Bob Evans Farms Inc.	7	259
Brown Shoe Co. Inc.	34	1,407
Brunswick Corp. (l)	16	510
Christopher & Banks Corp. (l)	43	841
Dillard's Inc. - Class A	5	167
Ethan Allen Interiors Inc. (l)	32	1,131
Gentex Corp. (l)	28	450
Gymboree Corp. (b)	16	621
Hooker Furniture Corp.	75	1,504
HOT Topic Inc. (b)	74	821
La-Z-Boy Inc. (l)	90	1,114
M/I Homes Inc. (l)	60	1,593
MDC Holdings Inc. (l)	14	649
Men's Wearhouse Inc. (l)	18	847
Monaco Coach Corp. (l)	95	1,513
Pier 1 Imports Inc. (l)	81	558
Regis Corp.	58	2,321
Russ Berrie & Co. Inc. (b)	44	620
Superior Industries International Inc. (l)	48	1,006
Thor Industries Inc. (l)	50	1,970
Timberland Co. - Class A (b) (l)	38	989
Tuesday Morning Corp. (l)	95	1,410
Warnaco Group Inc. (b)	59	1,676
West Marine Inc. (b) (l)	90	1,639
Winnebago Industries Inc. (l)	54	1,799
Zale Corp. (b) (l)	19	501
		28,372
CONSUMER STAPLES - 1.4%
Casey's General Stores Inc.	68	1,701
Lancaster Colony Corp.	5	199
		1,900
ENERGY - 10.1%
Atwood Oceanics Inc. (b) (l)	15	880
Bristow Group Inc. (b) (l)	32	1,170
Global Industries Ltd. (b)	33	594
Helix Energy Solutions Group Inc. (b)	41	1,529
Lone Star Technologies Inc. (b)	21	1,373
Oil States International Inc. (b)	33	1,043
OMI Corp.	35	940
Overseas Shipholding Group (l)	21	1,315
Rowan Cos. Inc. (l)	26	828
Teekay Shipping Corp. (l)	44	2,381
Tidewater Inc. (l)	12	703
Unit Corp. (b)	14	709
		13,465
FINANCIALS - 11.0%
American National Insurance Co.	8	1,023

Arbor Realty Trust Inc. (l)	29	883
Arthur J Gallagher & Co. (l)	41	1,162
Aspen Insurance Holdings Ltd.	77	2,018
Chemical Financial Corp. (l)	21	611
Erie Indemnity Co. - Class A	21	1,108
First Indiana Corp.	15	328
IPC Holdings Ltd.	59	1,702
Montpelier Re Holdings Ltd. (l)	100	1,734
Peoples Bancorp Inc.	21	555
Protective Life Corp.	22	947
RLI Corp. (l)	22	1,181
StanCorp Financial Group Inc.	15	737
TrustCo Bank Corp. (l)	75	718
		14,707
HEALTH CARE - 3.0%
Hillenbrand Industries Inc.	28	1,662
STERIS Corp.	47	1,248
West Pharmaceutical Services Inc.	25	1,161
		4,071
INDUSTRIALS - 25.4%
ABM Industries Inc.	50	1,320
American Woodmark Corp. (l)	35	1,287
AO Smith Corp. (l)	12	474
Apogee Enterprises Inc. (l)	85	1,703
Applied Industrial Tech Inc.	2	44
Astec Industries Inc. (b)	7	294
Baldor Electric Co.	-	4
Brady Corp. - Class A (l)	55	1,716
Briggs & Stratton Corp. (l)	43	1,327
Carlisle Cos. Inc.	26	1,116
CIRCOR International Inc. (l)	30	1,082
CNH Global NV	13	485
Dollar Thrifty Automotive Group (b)	15	766
EMCOR Group Inc. (b)	15	885
Genesee & Wyoming Inc. - Class A (b)	55	1,464
Genlyte Group Inc. (b) (l)	14	952
Graco Inc.	45	1,762
Kansas City Southern (b) (l)	18	623
Kennametal Inc.	25	1,690
Mine Safety Appliances Co. (l)	48	1,998
Mueller Industries Inc.	57	1,704
Nordson Corp.	19	883
Powell Industries Inc. (b)	21	672
Simpson Manufacturing Co. Inc. (l)	17	509
SkyWest Inc.	49	1,301
Teleflex Inc.	20	1,327
Timken Co.	10	288

Trinity Industries Inc. (l)	24	1,006
Universal Forest Products Inc.	40	1,982
Wabash National Corp. (l)	126	1,938
Watts Water Technologies Inc. (l)	34	1,292
		33,894
INFORMATION TECHNOLOGY - 4.6%
Avocent Corp. (b) (l)	60	1,618
Benchmark Electronics Inc. (b)	36	744
Cohu Inc.	78	1,466
Mettler Toledo International Inc. (b)	18	1,612
Omnivision Technologies Inc. (b) (l)	53	688
		6,128
MATERIALS - 15.0%
Airgas Inc.	34	1,433
AptarGroup Inc.	20	1,339
Bemis Co. Inc.	36	1,202
Bowater Inc.	41	965
Cabot Corp. (l)	31	1,461
Gerdau AmeriSteel Corp.	131	1,539
Gibraltar Industries Inc. (l)	77	1,735
Glatfelter (l)	65	969
Mercer International Inc. (b) (l)	52	616
Reliance Steel & Aluminum Co. (l)	45	2,178
RPM International Inc.	77	1,779
Steel Dynamics Inc. (l)	84	3,629
Westlake Chemical Corp. (l)	41	1,112
		19,957
UTILITIES - 2.5%
Atmos Energy Corp.	22	687
Energen Corp.	34	1,715
Sierra Pacific Resources (b)	53	919
		3,321

Total Common Stocks (cost $109,195)		125,815

SHORT TERM INVESTMENTS - 37.9%
Mutual Funds - 5.6%
JNL Money Market Fund, 5.18% (a) (d)	7,508	7,508

Securities Lending Collateral - 32.3%
Mellon GSL Delaware Business Trust Collateral Fund, 5.39% (a)	43,161	43,161

Total Short Term Investments (cost $50,669)		50,669

Total Investments - 132.1% (cost $159,864)		176,484
Other Assets and Liabilities, Net - (32.1%)		(42,909)
Total Net Assets - 100%		$133,575

JNL/Goldman Sachs Mid Cap Value Fund
COMMON STOCKS - 96.3%
CONSUMER DISCRETIONARY - 7.9%
Autoliv Inc.	35	$2,017
Boyd Gaming Corp. (l)	22	1,029
Charter Communications Inc. - Class A (b) (l)	340	950
DR Horton Inc. (l)	34	751
H&R Block Inc. (l)	70	1,473
Johnson Controls Inc.	25	2,355
Lennar Corp. (l)	48	2,029
Newell Rubbermaid Inc.	94	2,921
Ross Stores Inc.	27	915
Williams-Sonoma Inc. (l)	26	931
		15,371
CONSUMER STAPLES - 5.0%
Clorox Co.	41	2,597
Pepsi Bottling Group Inc.	14	458
Reynolds American Inc. (l)	11	716
Safeway Inc.	43	1,592
Smithfield Foods Inc. (b) (l)	21	644
SUPERVALU Inc.	93	3,632
		9,639
ENERGY - 10.7%
BJ Services Co.	17	478
EOG Resources Inc.	66	4,695
Range Resources Corp. (l)	189	6,298
Ultra Petroleum Corp. (b)	67	3,547
W-H Energy Services Inc. (b)	19	877
Williams Cos. Inc.	165	4,709
		20,604
FINANCIALS - 26.7%
AMBAC Financial Group Inc.	48	4,181
Apartment Investment & Management Co.	43	2,481
Assurant Inc.	19	1,011
Bear Stearns Cos. Inc.	18	2,754
Brandywine Realty Trust	44	1,483
CIT Group Inc.	39	2,073
City National Corp. (l)	10	754
Commerce Bancshares Inc. (l)	26	1,276
Developers Diversified Realty Corp.	15	919
E*Trade Financial Corp. (b)	19	399
Eaton Vance Corp. (l)	22	799
Equity Residential	21	1,035
Everest Re Group Ltd.	25	2,379
First Horizon National Corp. (l)	30	1,240
Highwoods Properties Inc.	35	1,379

Home Properties Inc. (l)	12	608
Hudson City Bancorp Inc.	66	903
iStar Financial Inc. (l)	25	1,187
KeyCorp	114	4,257
Lazard Ltd. - Class A	13	664
Liberty Property Trust (l)	37	1,797
Lincoln National Corp.	14	938
M&T Bank Corp.	11	1,306
Mack-Cali Realty Corp.	33	1,577
MGIC Investment Corp. (l)	14	830
Northern Trust Corp.	42	2,512
PartnerRe Ltd.	27	1,884
Pennsylvania Real Estate Investment Trust (l)	25	1,103
PMI Group Inc.	17	788
Radian Group Inc.	8	420
RenaissanceRe Holdings Ltd.	15	757
Torchmark Corp.	9	559
UnumProvident Corp.	38	865
Webster Financial Corp.	42	2,028
Zions Bancorp	28	2,390
		51,536
HEALTH CARE - 5.3%
Charles River Laboratories International Inc. (b)	20	916
Coventry Health Care Inc. (b)	28	1,555
Health Net Inc. (b)	37	1,974
IMS Health Inc.	79	2,337
MedImmune Inc. (b) (l)	54	1,983
PerkinElmer Inc.	60	1,460
		10,225
INDUSTRIALS - 7.4%
Alliant Techsystems Inc. (b) (l)	18	1,602
Allied Waste Industries Inc. (b) (l)	239	3,014
American Standard Cos. Inc.	22	1,175
Avis Budget Group Inc. (b)	28	776
Carlisle Cos. Inc.	18	787
Cooper Industries Ltd. - Class A	48	2,147
Landstar System Inc.	17	769
Norfolk Southern Corp.	12	586
Republic Services Inc. - Class A	50	1,402
Rockwell Collins Inc.	30	2,015
		14,273
INFORMATION TECHNOLOGY - 7.4%
Activision Inc. (b)	207	3,921
Amphenol Corp. - Class A	49	3,140
BearingPoint Inc. (b) (l)	194	1,486
LSI Logic Corp. (b) (l)	86	897
Seagate Technology (l)	139	3,235

Tessera Technologies Inc. (b)	39	1,557
		14,236
MATERIALS - 8.6%
Agrium Inc.	44	1,700
Air Products & Chemicals Inc.	19	1,383
Airgas Inc.	44	1,853
Albemarle Corp.	13	543
Celanese Corp. - Class A	61	1,886
Chemtura Corp. (l)	80	871
Commercial Metals Co.	98	3,076
MeadWestvaco Corp.	63	1,934
Packaging Corp.	44	1,071
Steel Dynamics Inc.	24	1,032
United States Steel Corp.	14	1,373
		16,722
TELECOMMUNICATION SERVICES - 1.4%
Embarq Corp.	50	2,823

UTILITIES - 15.9%
AGL Resources Inc.	30	1,274
American Electric Power Co. Inc.	26	1,287
CMS Energy Corp. (l)	34	599
Constellation Energy Group Inc.	6	554
DPL Inc. (l)	110	3,431
Edison International Inc.	87	4,266
Entergy Corp.	61	6,405
FirstEnergy Corp.	27	1,782
Northeast Utilities	33	1,095
PG&E Corp. (l)	87	4,209
PPL Corp. (l)	101	4,120
Sierra Pacific Resources (b)	8	137
Wisconsin Energy Corp.	32	1,567
		30,726

Total Common Stocks (cost $166,434)		186,155

SHORT TERM INVESTMENTS - 19.0%
Mutual Funds - 3.7%
JNL Money Market Fund, 5.18% (a) (d)	7,260	7,260

Securities Lending Collateral - 15.3%
Mellon GSL Delaware Business Trust Collateral Fund, 5.39% (a)	29,501	29,501

Total Short Term Investments (cost $36,761)		36,761

Total Investments - 115.3% (cost $203,195)		222,916
Other Assets and Liabilities, Net - (15.3%)		(29,635)

Total Net Assets - 100%		$193,281

JNL/Goldman Sachs Short Duration Bond Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 26.1%
American Home Mortgage Investment Trust, 5.71%, 02/25/47 (g)	$2,981	$2,981
Bear Stearns Cos. Inc., 5.54%, 12/25/35 (g)	2,370	2,369
Bear Stearns Mortgage Funding Trust, 5.54%, 10/12/41 (g)	1,500	1,519
Countrywide Alternative Loan Trust, 5.51%, 08/25/46 (g)	3,023	3,021
CS First Boston Mortgage Securities Corp., 6.53%, 06/15/34	3,500	3,665
Downey Savings & Loan Association Mortgage Loan Trust, 5.52%, 12/31/49 (g)	2,041	2,045
GreenPoint Mortgage Funding Trust, 5.50%, 09/25/46 (g)	3,330	3,338
Harborview Mortgage Loan Trust, 5.50%, 11/19/36 (g)	2,662	2,651
Harborview Mortgage Loan Trust, 5.51%, 12/19/37 (g)	2,388	2,390
Harborview Mortgage Loan Trust, 5.51%, 08/21/46 (g)	3,673	3,657
Harborview Mortgage Loan Trust, 5.53%, 12/31/49 (g)	3,779	3,788
Household Home Equity Loan Trust, 5.47%, 03/20/36 (g)	3,578	3,574
JPMorgan Chase Commercial Mortgage Securities Corp., 4.20%, 07/25/35 (g)	990	973
JPMorgan Chase Commercial Mortgage Securities Corp., 4.77%, 07/25/35 (g)	1,966	1,950
JPMorgan Chase Commercial Mortgage Securities Corp., 5.81%, 06/12/43 (g)	3,000	3,095
Lehman XS Trust, 5.62%, 11/25/35 (g)	1,584	1,585
Thornburg Mortgage Securities Trust, 5.44%, 07/25/11 (g)	2,804	2,802
Washington Mutual Alternative Mortgage Pass-Through Certificates, 5.83%, 09/25/46 (g)	2,716	2,721
Washington Mutual Alternative Mortgage Pass-Through Certificates, 5.82%, 11/25/46 (g)	2,898	2,902
Washington Mutual Alternative Mortgage Pass-Through Certificates, 5.68%, 01/25/47 (g)	955	954
Washington Mutual Alternative Mortgage Pass-Through Certificates, 5.90%, 12/31/49 (g)	1,672	1,675
Washington Mutual Inc., 5.86%, 10/25/46 (g)	1,809	1,812
Washington Mutual Inc., 5.72%, 12/31/49 (g)	940	939
Washington Mutual Mortgage Backed Securities Trust, 5.90%, 09/25/46 (g)	945	947
Washington Mutual Mortgage Backed Securities Trust, 5.94%, 09/25/46 (g)	3,541	3,550
Washington Mutual MSC Mortgage Pass-Through Certificates, 5.68%, 03/25/47 (g)	961	960
Wells Fargo Mortgage Backed Securities Trust, 4.54%, 02/25/35 (g)	2,888	2,849
Wells Fargo Mortgage Backed Securities Trust, 4.52%, 04/25/35 (g)	5,934	5,857
Wells Fargo Mortgage Backed Securities Trust, 5.60%, 07/25/36 (g)	1,686	1,683

Total Non-U.S. Government Agency Asset-Backed Securities (cost $72,015)		72,252

CORPORATE BONDS AND NOTES - 26.7%
CONSUMER DISCRETIONARY - 0.6%
COX Communications Inc., 4.63%, 01/15/10	750	740
Time Warner Inc., 6.75%, 04/15/11	750	790
		1,530
FINANCIALS - 22.8%
American General Finance Corp., 4.88%, 05/15/10	2,500	2,490
ANZ Capital Trust, 4.48%, 01/15/10 (e) (o)	2,000	1,954
Arden Realty LP, 7.00%, 11/15/07	2,000	2,020
AXA Financial Inc., 7.75%, 08/01/10	2,115	2,282

Bank of Scotland, 7.00%, 11/20/07 (e) (o)	1,000	1,008
Barclays Bank Plc, 8.55%, 06/15/11 (e) (o)	1,500	1,680
BNP Paribas Capital Trust, 9.00%, 10/27/10 (e) (l) (o)	1,572	1,753
Chelsea GCA Realty Partnership LP, 7.25%, 10/21/07	1,590	1,601
Citigroup Inc., 7.25%, 10/15/11	843	911
Countrywide Home Loans Inc., 4.00%, 03/22/11	1,500	1,422
Credit Suisse USA Inc., 7.90%, 05/01/07 (e) (o)	4,500	4,509
GATX Financial Corp., 5.13%, 04/15/10	750	747
Greater Bay Bancorp, 5.13%, 04/15/10	750	746
GreenPoint Bank, 9.25%, 10/01/10	1,175	1,325
Hartford Financial Services Group Inc., 5.66%, 11/16/08	4,500	4,524
HSBC Finance Corp., 6.38%, 08/01/10	2,500	2,589
HSBC Finance Corp., 5.70%, 06/01/11	925	939
Huntington National Bank, 4.65%, 06/30/09	1,280	1,266
iStar Financial Inc., 5.13%, 04/01/11 (l)	750	743
Lehman Brothers Holdings Inc., 5.75%, 07/18/11	3,000	3,062
Marsh & McLennan Cos. Inc., 5.15%, 09/15/10	750	743
Merrill Lynch & Co. Inc., 5.77%, 07/25/11 (l)	2,000	2,046
Morgan Stanley, 5.05%, 01/21/11	2,500	2,488
National Australia Bank Ltd., 8.60%, 05/19/10	3,000	3,303
National Westminster Bank Plc, 7.75%, 10/16/07 (o)	2,000	2,019
North Fork Bancorp Inc., 5.00%, 08/15/12	900	899
Popular North America Inc., 3.88%, 10/01/08	1,590	1,559
Royal Bank of Scotland Group Plc, 9.12%, 03/31/10 (o)	2,150	2,376
Santander Central Hispano Issuances Ltd., 7.63%, 11/03/09	2,000	2,120
SB Treasury Co. LLC, 9.40%, 06/30/08 (e) (o)	2,000	2,093
Transamerica Finance Group, 6.40%, 09/15/08	1,000	1,016
Union Planters Corp., 7.75%, 03/01/11	1,500	1,632
Wachovia Capital Trust III, 5.80%, 03/15/11 (o)	650	658
Waddell & Reed Financial Inc., 5.60%, 01/15/11	750	752
Washington Mutual Inc., 8.25%, 04/01/10	1,250	1,350
ZFS Finance USA Trust I, 6.15%, 12/15/10 (e)	500	510
		63,135
INDUSTRIALS - 0.4%
PHH Corp., 6.00%, 03/01/08	1,000	1,002

INFORMATION TECHNOLOGY - 0.8%
Hewlett-Packard Co., 5.48%, 05/22/09 (g)	1,250	1,252
Oracle Corp. and Ozark Holding Inc., 5.00%, 01/15/11	1,000	996
		2,248
TELECOMMUNICATION SERVICES - 1.6%
Ameritech Capital Funding, 6.25%, 05/18/09 (l)	2,000	2,028
Sprint Capital Corp., 7.63%, 01/30/11	1,000	1,075
Verizon Global Funding Corp., 7.25%, 12/01/10	1,250	1,335
		4,438
UTILITIES - 0.5%
MidAmerican Energy Holdings Co., 7.63%, 10/15/07	1,500	1,516

Total Corporate Bonds and Notes (cost $73,019)		73,869

GOVERNMENT AND AGENCY OBLIGATIONS - 34.1%
GOVERNMENT SECURITIES - 1.5%
Treasury Inflation Index Securities - 1.5%
U.S. Treasury Inflation Index Note, 1.88%, 07/15/13 (l)	2,196	2,175
U.S. Treasury Inflation Index Note, 2.00%, 07/15/14 (l)	1,287	1,276
U.S. Treasury Inflation Index Note, 1.88%, 07/15/15	416	407
U.S. Treasury Inflation Index Note, 2.38%, 01/15/27, TBA (c)	201	203
		4,061
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 32.6%
Federal Farm Credit Bank - 1.4%
Federal Farm Credit Bank, 4.01%, 10/28/08	4,000	3,944

Federal Home Loan Bank - 0.8%
Federal Home Loan Bank, 4.46%, 01/01/49 (g)	2,265	2,250

Federal Home Loan Mortgage Corp. - 4.6%
Federal Home Loan Mortgage Corp., 4.00%, 03/01/14	72	70
Federal Home Loan Mortgage Corp., 4.00%, 03/01/14	77	74
Federal Home Loan Mortgage Corp., 4.00%, 03/01/14	63	61
Federal Home Loan Mortgage Corp., 4.00%, 03/01/14	257	250
Federal Home Loan Mortgage Corp., 4.00%, 04/01/14	61	59
Federal Home Loan Mortgage Corp., 4.00%, 04/01/14	33	32
Federal Home Loan Mortgage Corp., 5.00%, 06/01/18	887	877
Federal Home Loan Mortgage Corp., 4.68%, 06/01/35 (g)	2,290	2,289
Federal Home Loan Mortgage Corp., 5.20%, 09/01/35 (g)	1,923	1,929
Federal Home Loan Mortgage Corp., 4.69%, 11/01/35 (g)	2,650	2,630
Federal Home Loan Mortgage Corp., 4.83%, 11/01/35 (g)	2,144	2,139
Federal Home Loan Mortgage Corp., 5.20%, 03/01/36 (g)	2,210	2,218
		12,628
Federal National Mortgage Association - 23.8%
Federal National Mortgage Association, 4.90%, 11/28/07	7,000	6,986
Federal National Mortgage Association, 4.00%, 02/01/14	46	45
Federal National Mortgage Association, 4.00%, 03/01/14	68	66
Federal National Mortgage Association, 4.00%, 03/01/14	55	53
Federal National Mortgage Association, 4.00%, 03/01/14	64	62
Federal National Mortgage Association, 4.00%, 03/01/14	70	68
Federal National Mortgage Association, 4.00%, 04/01/14	47	46
Federal National Mortgage Association, 5.50%, 01/01/17	109	110
Federal National Mortgage Association, 5.50%, 01/01/17	160	161
Federal National Mortgage Association, 5.50%, 01/01/17	244	246
Federal National Mortgage Association, 5.50%, 03/01/18	166	167
Federal National Mortgage Association, 4.50%, 04/01/18	34	33
Federal National Mortgage Association, 4.50%, 04/01/18	2,832	2,750
Federal National Mortgage Association, 4.50%, 05/01/18	229	222

Federal National Mortgage Association, 4.50%, 05/01/18	382	371
Federal National Mortgage Association, 5.00%, 05/01/18	888	878
Federal National Mortgage Association, 4.50%, 06/01/18	293	284
Federal National Mortgage Association, 4.50%, 06/01/18	249	241
Federal National Mortgage Association, 4.50%, 06/01/18	475	462
Federal National Mortgage Association, 4.50%, 06/01/18	216	210
Federal National Mortgage Association, 4.50%, 07/01/18	560	544
Federal National Mortgage Association, 4.50%, 07/01/18	24	23
Federal National Mortgage Association, 4.50%, 07/01/18	293	285
Federal National Mortgage Association, 4.50%, 07/01/18	193	187
Federal National Mortgage Association, 4.50%, 08/01/18	155	151
Federal National Mortgage Association, 4.50%, 08/01/18	183	178
Federal National Mortgage Association, 4.50%, 08/01/18	24	24
Federal National Mortgage Association, 4.50%, 09/01/18	629	611
Federal National Mortgage Association, 4.50%, 09/01/18	297	289
Federal National Mortgage Association, 4.50%, 10/01/18	216	209
Federal National Mortgage Association, 4.50%, 10/01/18	606	589
Federal National Mortgage Association, 5.50%, 12/01/18	859	864
Federal National Mortgage Association, 4.50%, 01/01/19	3,857	3,745
Federal National Mortgage Association, 5.50%, 01/01/19	1,852	1,863
Federal National Mortgage Association, 5.50%, 05/01/19	933	939
Federal National Mortgage Association, 4.56%, 06/01/33 (g)	2,192	2,216
Federal National Mortgage Association, 4.30%, 12/01/33 (g)	2,696	2,703
Federal National Mortgage Association, 4.19%, 11/01/34 (g)	2,776	2,749
Federal National Mortgage Association, 4.56%, 01/01/35 (g)	2,013	2,015
Federal National Mortgage Association, 4.58%, 04/01/35 (g)	1,928	1,945
Federal National Mortgage Association, 4.65%, 04/01/35 (g)	1,890	1,885
Federal National Mortgage Association, 4.50%, 05/01/35 (g)	2,352	2,355
Federal National Mortgage Association, 4.68%, 06/01/35 (g)	2,518	2,550
Federal National Mortgage Association, 4.68%, 06/01/35 (g)	1,982	1,983
Federal National Mortgage Association, 4.73%, 06/01/35 (g)	1,890	1,895
Federal National Mortgage Association, 5.06%, 06/01/35 (g)	1,767	1,765
Federal National Mortgage Association, 4.76%, 07/01/35 (g)	2,247	2,234
Federal National Mortgage Association, 4.52%, 08/01/35 (g)	2,523	2,515
Federal National Mortgage Association, 4.81%, 11/01/35 (g)	2,053	2,048
Federal National Mortgage Association, 4.85%, 11/01/35 (g)	1,865	1,864
Federal National Mortgage Association, 4.68%, 02/01/36 (g)	2,355	2,344
Federal National Mortgage Association, 5.25%, 02/01/36 (g)	2,684	2,685
Federal National Mortgage Association, 5.06%, 03/01/36 (g)	2,200	2,205
Federal National Mortgage Association, 5.19%, 03/01/36 (g)	2,016	2,020
Federal National Mortgage Association - Interest Only, 2.70%, 08/25/35 (g)	53	5
		65,943
Government National Mortgage Association - 2.0%
Government National Mortgage Association, 7.00%, 12/15/17 (l)	5,417	5,591

Total Government and Agency Obligations (cost $93,250)		94,417

SHORT TERM INVESTMENTS - 17.7%
Mutual Funds - 0.2%
JNL Money Market Fund, 5.18% (a) (d)	580	580

Repurchase Agreement - 12.1%
Repurchase Agreement with JPMorgan Chase Bank, 5.36%
(Collateralized by $71,921 Federal National Mortgage Association,
5.00%- 6.50%, due 01/01/20 - 07/01/34, market value $33,720)
acquired on 03/30/07, due 04/02/07 at $33,515	$33,500	33,500

Securities Lending Collateral - 5.4%
Mellon GSL Delaware Business Trust Collateral Fund, 5.39% (a)	15,067	15,067

Total Short Term Investments (cost $49,147)		49,147

Total Investments - 104.6% (cost $287,431)		289,685
Other Assets and Liabilities, Net - (4.6%) (r)		(12,749)
Total Net Assets - 100%		$276,936

JNL/JPMorgan International Equity Fund
COMMON STOCKS - 97.7%
CONSUMER DISCRETIONARY - 11.4%
Accor SA (l)	43	$4,070
Bayerische Motoren Werke AG (l)	24	1,424
Burberry Group Plc	205	2,633
Esprit Holdings Ltd.	410	4,809
Honda Motor Co. Ltd.	112	3,906
Kingfisher Plc	480	2,628
Koninklijke Philips Electronics NV (l)	94	3,592
Nissan Motor Co. Ltd. (l)	227	2,428
Reed Elsevier NV	192	3,389
Sony Corp. (l)	91	4,616
Wolters Kluwer NV	123	3,681
WPP Group Plc	320	4,845
		42,021
CONSUMER STAPLES - 8.3%
Altadis SA (l)	45	2,916
Fomento Economico Mexicano SA de CV - ADR	12	1,369
Nestle SA	17	6,753
Pernod-Ricard SA (l)	18	3,711
Seven & I Holdings Co. Ltd.	101	3,083
Tesco Plc	980	8,569
WM Morrison Supermarkets Plc	680	4,129
		30,530
ENERGY - 9.0%
BG Group Plc	286	4,122

ENI SpA (l)	331	10,762
Petroleo Brasileiro SA - ADR	40	4,001
Total SA (l)	204	14,299
		33,184
FINANCIALS - 29.4%
AXA SA (l)	149	6,333
Banca Intesa San Paolo SpA	506	3,843
Banco Bilbao Vizcaya Argentaria SA (l)	200	4,903
Bank of Ireland	147	3,174
Bank of Yokohama Ltd.	331	2,469
Barclays Plc	463	6,573
BNP Paribas (l)	59	6,158
British Land Co. Plc	116	3,502
Credit Saison Co. Ltd.	32	1,067
Dexia SA	124	3,690
Fortis	66	3,035
HSBC Holdings Plc	614	10,664
ICAP Plc	247	2,577
ING Groep NV	125	5,295
Man Group Plc	75	820
Mitsubishi UFJ Financial Group Inc.	-	5,316
Mitsui Fudosan Co. Ltd.	138	4,052
Mizuho Financial Group Inc.	-	2,815
Nomura Holdings Inc.	128	2,660
Royal Bank of Scotland Group Plc	45	1,773
Standard Chartered Plc	181	5,228
Sumitomo Mitsui Financial Group Inc.	-	4,159
UBS AG	151	8,962
UniCredito Italiano SpA (l)	556	5,291
Zurich Financial Services AG	15	4,417
		108,776
HEALTH CARE - 9.4%
Astellas Pharma Inc.	87	3,759
GlaxoSmithKline Plc	294	8,075
Novartis AG (l)	122	7,000
Roche Holding AG (l)	34	5,935
Sanofi-Aventis (l)	57	4,957
Smith & Nephew Plc	383	4,871
		34,597
INDUSTRIALS - 11.4%
Adecco SA (l)	38	2,417
Cie de Saint-Gobain (l)	71	6,923
Daikin Industries Ltd.	79	2,745
Deutsche Post AG	134	4,047
Mitsubishi Corp.	217	5,027
Secom Co. Ltd. (l)	31	1,439
Siemens AG	50	5,294

SMC Corp.	24	3,274
Sumitomo Corp.	320	5,753
Wolseley Plc	222	5,207
		42,126
INFORMATION TECHNOLOGY - 6.2%
Canon Inc. (l)	60	3,212
Hirose Electric Co. Ltd. (l)	15	1,792
Nidec Corp.	51	3,289
Nokia Oyj (b) (l)	174	4,004
Samsung Electronics Co. Ltd. - GDR (e)	7	2,024
SAP AG	84	3,759
Telefonaktiebolaget LM Ericsson - Class B (l)	1,306	4,807
		22,887
MATERIALS - 9.8%
BASF AG	28	3,112
BHP Billiton Ltd.	204	4,935
BHP Billiton Plc	101	2,250
Companhia Vale do Rio Doce - ADR	150	5,533
Holcim Ltd. (l)	53	5,321
Imerys SA (l)	32	2,996
Lafarge SA (l)	35	5,541
Linde AG	16	1,726
Nitto Denko Corp. (l)	39	1,844
Shin-Etsu Chemical Co. Ltd.	50	3,068
		36,326
TELECOMMUNICATION SERVICES - 2.0%
Vodafone Group Plc	2,784	7,424

UTILITIES - 0.8%
Centrica Plc	412	3,131

Total Common Stocks (cost $293,176)		361,002

SHORT TERM INVESTMENTS - 35.6%
Mutual Funds - 2.2%
JNL Money Market Fund, 5.18% (a) (d)	8,055	8,055

Securities Lending Collateral - 33.4%
Mellon GSL Delaware Business Trust Collateral Fund, 5.39% (a)	123,374	123,374

Total Short Term Investments (cost $131,429)		131,429

Total Investments - 133.3% (cost $424,605)		492,431
Other Assets and Liabilities, Net - (33.3%)		(122,924)
Total Net Assets - 100%		$369,507

JNL/JPMorgan International Value Fund

COMMON STOCKS - 98.5%
CONSUMER DISCRETIONARY - 7.7%
Compagnie Generale des Etablissements Michelin (l)	65	$7,136
Continental AG (l)	46	5,972
Daito Trust Construction Co. Ltd.	92	4,352
Toyota Motor Corp.	297	19,022
Vivendi Universal SA (l)	228	9,264
		45,746
CONSUMER STAPLES - 6.1%
British American Tobacco Plc	232	7,245
Japan Tobacco Inc.	2	8,436
Kirin Brewery Co. Ltd.	414	5,980
Premier Foods Plc	774	4,457
Woolworths Ltd.	439	9,657
		35,775
ENERGY - 7.9%
ENI SpA	460	14,976
OMV AG	144	9,064
PTT Plc	999	5,933
Total SA (l)	236	16,546
		46,519
FINANCIALS - 34.4%
ABN AMRO Holding NV (l)	289	12,420
Aegon NV (l)	523	10,424
Allianz AG (l)	53	10,954
AXA SA (l)	296	12,543
Banca Intesa San Paolo SpA	-	-
Banca Italaease SpA (l)	73	4,656
Banco Bilbao Vizcaya Argentaria SA (l)	337	8,263
Barclays Plc	1,082	15,356
Credit Suisse Group	131	9,406
Daiwa Securities Group Inc. (l)	936	11,303
Hana Financial Group Inc.	98	5,059
HBOS Plc	435	8,960
Henderson Land Development Co. Ltd.	523	3,056
HSBC Holdings Plc	1,229	21,520
ING Groep NV (l)	149	6,303
Muenchener Rueckversicherungs AG (l)	47	8,013
National Bank of Greece SA	108	5,734
Nippon Building Fund Inc.	-	3,475
Nishi-Nippon City Bank Ltd.	1,470	6,524
Royal Bank of Scotland Group Plc	354	13,838
Sumitomo Mitsui Financial Group Inc.	1	7,473
Unibanco - Uniao de Bancos Brasileiros SA - GDR	67	5,849
UniCredito Italiano SpA (l)	1,231	11,711
		202,840
HEALTH CARE - 1.2%

Merck KGaA (l)	56	7,162

INDUSTRIALS - 15.0%
Amada Co. Ltd. (l)	690	7,887
Cie de Saint-Gobain (l)	88	8,616
Daikin Industries Ltd.	98	3,410
Kubota Corp. (l)	168	1,473
Macquarie Infrastructure Group	1,466	4,555
Mitsui & Co. Ltd.	304	5,675
Nippon Sheet Glass Co. Ltd.	865	4,536
Orkla ASA (l)	151	10,644
Rheinmetall AG (l)	66	6,145
Schneider Electric SA (FR)	4	491
Schneider Electric SA (virt-x) (l)	78	9,865
Skanska AB (b) (l)	358	7,967
TNT NV	174	8,000
West Japan Railway Co.	2	9,324
		88,588
INFORMATION TECHNOLOGY - 3.1%
Alcatel SA (l)	421	4,960
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (l)	759	8,163
Yokogawa Electric Corp. (l)	343	5,249
		18,372
MATERIALS - 9.7%
Arkema (b) (l)	124	7,107
Bayer AG (l)	159	10,189
Lanxess AG (b)	162	8,339
Makhteshim-Agan Industries Ltd.	1,179	7,398
Mittal Steel Co. NV (l)	129	6,835
Sidenor Steel Production & Manufacturing Co. SA	284	5,539
Ube Industries Ltd. (l)	1,531	4,859
Vedanta Resources Plc	269	7,048
		57,314
TELECOMMUNICATION SERVICES - 6.5%
China Unicom Ltd.	1,950	2,810
Deutsche Telekom AG (l)	259	4,283
Royal KPN NV	758	11,813
Telefonica SA	251	5,530
Vodafone Group Plc	5,176	13,801
		38,237
UTILITIES - 6.9%
CEMIG SA - ADR	141	6,882
Chubu Electric Power Co. Inc. (l)	265	9,104
E.ON AG	59	8,030
National Grid Plc	359	5,637
Scottish & Southern Energy Plc	189	5,727
Suez SA (l)	101	5,302
		40,682

Total Common Stocks (cost $512,112)		581,235

RIGHTS - 0.0%
Schneider Electric SA (l)	-	-

Total Rights (cost $0)		-

SHORT TERM INVESTMENTS - 34.8%
Mutual Funds - 1.6%
JNL Money Market Fund, 5.18% (a) (d)	9,537	9,537

Securities Lending Collateral - 33.2%
Mellon GSL Delaware Business Trust Collateral Fund, 5.39% (a)	195,848	195,848

Total Short Term Investments (cost $205,385)		205,385

Total Investments - 133.3% (cost $717,497)		786,620
Other Assets and Liabilities, Net - (33.3%)		(196,692)
Total Net Assets - 100%		$589,928

JNL/Lazard Emerging Markets Fund
COMMON STOCKS - 89.6%
CONSUMER DISCRETIONARY - 10.4%
Desarrolladora Homex SA de CV - ADR (b)	27	$1,536
Grupo Televisa SA - ADR	67	1,985
Hyundai Motor Co. Ltd.	30	2,107
Hyundai Motor Co. Ltd.	97	1,815
Lotte Shopping Co. Ltd. - GDR (b) (e)	97	1,689
Naspers Ltd. - Class N	43	1,045
PT Astra International Tbk	1,139	1,647
Steinhoff International Holdings Ltd. (l)	566	1,820
Truworths International Ltd.	186	910
		14,554
CONSUMER STAPLES - 6.9%
Eastern Tobacco (f)	24	1,663
Fomento Economico Mexicano SA de CV - ADR	9	1,027
Hite Brewery Co. Ltd.	6	706
Kimberly-Clark De Mexico SA	316	1,423
Oriflame Cosmetics SA	75	2,882
Souza Cruz SA	76	1,534
Thai Union Frozen Products PCL	531	340
		9,575
ENERGY - 6.4%
CNOOC Ltd. - ADR	20	1,726
KazMunaiGas Exploration Production (UK) (b)	10	219
KazMunaiGas Exploration Production (US) (b) (e) (f)	3	59
MOL Hungarian Oil and Gas Plc	19	2,217
Petroleo Brasileiro SA - ADR (l)	36	3,553
Ultrapar Participacoes SA - ADR (l)	41	1,205
		8,979
FINANCIALS - 20.2%
Banco Macro Bansud SA	26	870
Bank Hapoalim BM	558	2,679
Bank Mandiri Persero Tbk PT	7,728	2,117
Bradespar SA	37	1,096
Chinatrust Financial Holding Co.	3,250	2,539
Credicorp Ltd.	10	507
Fubon Financial Holding Co. Ltd. - ADR (l)	221	1,989
Investcorp Bank BSC (b)	32	838
Kasikornbank Public Co. Ltd.	1,116	2,136
Kookmin Bank	52	4,640
Sanlam Ltd. (l)	197	543
Shinhan Financial Group Co. Ltd.	73	4,212
State Bank of India Ltd.	51	3,124
Turkiye Is Bankasi SA	209	1,005
		28,295
HEALTH CARE - 0.8%
Gedeon Richter Rt	6	1,065

INDUSTRIALS - 8.7%
Cia de Concessoes Rodoviarias	48	645
Enka Insaat ve Sanayi AS	53	722
Grasim Industries Ltd - ADR (e)	5	247
Imperial Holdings Ltd.	125	2,617
Iochpe Maxion SA	95	1,008
Murray & Roberts Holdings Ltd.	168	1,293
Orascom Construction Industries	56	2,794
Tam SA - ADR	60	1,580
United Tractors Tbk PT	1,616	1,311
		12,217
INFORMATION TECHNOLOGY - 10.0%
Advantech Co. Ltd.	355	1,136
HON HAI Precision Industry Co. Ltd. - GDR (l)	190	2,543
Novatek Microelectronics Corp.	334	1,443
Samsung Electronics Co. Ltd.	8	4,602
Satyam Computer Services Ltd. - ADR (l)	98	2,229
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (l)	187	2,009
		13,962
MATERIALS - 9.5%
Aquarius Platinum Ltd.	77	2,480
Cemex Sa De Cv - ADR (b)	95	3,123
Evraz Group SA - ADR	44	1,463
Israel Chemicals Ltd.	295	2,019
Klabin SA	682	1,887
Kumba Iron Ore Ltd.	114	2,347
		13,319
TELECOMMUNICATION SERVICES - 15.1%
Brasil Telecom Participacoes SA	47	2,133
China Netcom Group Corp. Hong Kong Ltd.	446	1,164
KT Corp. - ADR	46	1,023
Mobile Telesystems - ADR	54	2,999
Orascom Telecom Holding SAE	31	2,115
Philippine Long Distance Telephone Co. - ADR	42	2,233
Pt Telekomunikasi Indonesia - ADR	33	1,406
Tele Norte Leste Participacoes SA - ADR (l)	160	2,220
Telemar Norte Leste SA	56	1,156
Turkcell Iletisim Hizmet AS	736	3,754
Turkcell Iletisim Hizmet AS - ADR	72	953
		21,156
UTILITIES - 1.6%
AES Tiete SA	40,699	1,284
CPFL Energia SA	62	879
		2,163

Total Common Stocks (cost $116,543)		125,285

PREFERRED STOCKS - 3.7%
CONSUMER DISCRETIONARY - 0.5%
Hyundai Motor Co. Ltd.	20	747

MATERIALS - 3.2%
Companhia Vale do Rio Doce	143	4,463

Total Preferred Stocks (cost $4,383)		5,210

SHORT TERM INVESTMENTS - 13.7%
Mutual Funds - 7.4%
JNL Money Market Fund, 5.18% (a) (d)	10,424	10,424

Securities Lending Collateral - 6.3%
Mellon GSL Delaware Business Trust Collateral Fund, 5.39% (a)	8,749	8,749

Total Short Term Investments (cost $19,173)		19,173

Total Investments - 107.0% (cost $140,099)		149,668
Other Assets and Liabilities, Net - (7.0%)		(9,835)
Total Net Assets - 100%		$139,833

JNL/Lazard Mid Cap Value Fund
COMMON STOCKS - 93.9%
CONSUMER DISCRETIONARY - 16.3%
Belo Corp. (l)	181	$3,381
Darden Restaurants Inc.	90	3,715
Foot Locker Inc.	162	3,815
Fortune Brands Inc.	33	2,609
Idearc Inc.	127	4,447
Liz Claiborne Inc.	118	5,061
Pacific Sunwear of California (b)	153	3,191
RH Donnelley Corp. (l)	72	5,120
Royal Caribbean Cruises Ltd. (l)	87	3,655
Service Corp. International	21	251
Stanley Works	53	2,918
Talbots Inc. (l)	63	1,477
		39,640
CONSUMER STAPLES - 7.3%
Coca-Cola Enterprises Inc.	257	5,196
Constellation Brands Inc. - Class A (b) (l)	125	2,652
Kroger Co.	96	2,709
Pilgrim's Pride Corp. - Class B (l)	100	3,302
Smithfield Foods Inc. (b)	128	3,834
		17,693
ENERGY - 9.1%

BJ Services Co.	118	3,278
Foundation Coal Holdings Inc.	93	3,204
Massey Energy Co. (l)	151	3,627
Overseas Shipholding Group (l)	47	2,923
Smith International Inc. (l)	61	2,936
Sunoco Inc.	48	3,409
Williams Cos. Inc.	99	2,830
		22,207
FINANCIALS - 20.3%
AG Edwards Inc.	50	3,438
Ameriprise Financial Inc.	66	3,748
Aon Corp.	115	4,362
CBL & Associates Properties Inc.	68	3,040
Hudson City Bancorp Inc.	268	3,665
Huntington Bancshares Inc. (l)	127	2,773
Lincoln National Corp.	65	4,406
Marshall & Ilsley Corp.	51	2,348
Mellon Financial Corp.	130	5,600
OneBeacon Insurance Group Ltd.	109	2,715
PartnerRe Ltd.	67	4,561
Protective Life Corp.	54	2,391
RenaissanceRe Holdings Ltd.	72	3,600
Willis Group Holdings Ltd. (l)	68	2,696
		49,343
HEALTH CARE - 6.0%
Barr Laboratories Inc. (b)	65	2,990
Hospira Inc. (b)	84	3,432
Invitrogen Corp. (b) (l)	36	2,317
Sepracor Inc. (b) (l)	52	2,401
Warner Chilcott Ltd. (b) (l)	226	3,339
		14,479
INDUSTRIALS - 13.7%
Cintas Corp. (l)	65	2,347
Covanta Holding Corp. (b)	128	2,848
Dover Corp.	93	4,520
Hubbell Inc. - Class B (l)	86	4,129
Masco Corp.	86	2,348
Pitney Bowes Inc.	113	5,115
Republic Services Inc. - Class A	88	2,447
Textron Inc.	48	4,283
USG Corp. (b) (l)	46	2,161
YRC Worldwide Inc. (b) (l)	81	3,259
		33,457
INFORMATION TECHNOLOGY - 12.5%
Analog Devices Inc.	66	2,269
Arrow Electronics Inc. (b)	104	3,941
Avaya Inc. (b)	205	2,426

CDW Corp. (l)	59	3,594
DST Systems Inc. (b) (l)	43	3,264
Flextronics International Ltd. (b)	321	3,511
Ingram Micro Inc. - Class A (b)	200	3,860
Solectron Corp. (b)	903	2,845
Sun Microsystems Inc. (b)	419	2,520
Vishay Intertechnology Inc. (b)	163	2,284
		30,514
MATERIALS - 4.6%
Ball Corp.	64	2,930
Cabot Corp. (l)	49	2,324
Celanese Corp. - Class A	76	2,344
Louisiana-Pacific Corp.	176	3,529
		11,127
TELECOMMUNICATION SERVICES - 4.1%
Alltel Corp.	88	5,457
Citizens Communications Co. (l)	304	4,535
		9,992

Total Common Stocks (cost $211,819)		228,452

SHORT TERM INVESTMENTS - 23.3%
Mutual Funds - 5.8%
JNL Money Market Fund, 5.18% (a) (d)	14,254	14,254

Securities Lending Collateral - 17.5%
Mellon GSL Delaware Business Trust Collateral Fund, 5.39% (a)	42,569	42,569

Total Short Term Investments (cost $56,823)		56,823

Total Investments - 117.2% (cost $268,642)		285,275
Other Assets and Liabilities, Net - (17.2%)		(41,856)
Total Net Assets - 100%		$243,419

JNL/Lazard Small Cap Value Fund
COMMON STOCKS - 99.2%
CONSUMER DISCRETIONARY - 14.3%
Bally Technologies Inc. (b) (l)	82	$1,929
Carter's Inc. (b) (l)	72	1,824
CBRL Group Inc. (l)	16	759
Ethan Allen Interiors Inc. (l)	42	1,495
Finish Line - Class A (l)	79	997
Fossil Inc. (b) (l)	30	794
Guitar Center Inc. (b) (l)	49	2,188
Matthews International Corp. - Class A (l)	44	1,787
Pacific Sunwear of California (b)	107	2,225

Polaris Industries Inc. (l)	33	1,593
Rare Hospitality International Inc. (b)	42	1,270
Red Robin Gourmet Burgers Inc. (b) (l)	33	1,266
Sealy Corp. (l)	118	2,057
Stein Mart Inc. (l)	89	1,448
Universal Technical Institute Inc. (b) (l)	28	641
		22,273
CONSUMER STAPLES - 1.2%
Central Garden & Pet Co. (b) (l)	44	653
Central Garden & Pet Co. - Class A	88	1,299
		1,952
ENERGY - 4.1%
Complete Production Services Inc. (b)	60	1,189
Exploration Co. of Delaware Inc. (b) (l)	128	1,391
Foundation Coal Holdings Inc.	40	1,377
Hercules Offshore Inc. (b) (l)	58	1,528
W-H Energy Services Inc. (b)	20	912
		6,397
FINANCIALS - 23.9%
Arch Capital Group Ltd. (b)	18	1,194
Ashford Hospitality Trust Inc. (l)	167	1,994
Aspen Insurance Holdings Ltd.	58	1,512
Bank of the Ozarks Inc. (l)	80	2,306
BankUnited Financial Corp. - Class A (l)	63	1,328
Cousins Properties Inc. (l)	50	1,643
DCT Industrial Trust Inc.	199	2,353
First Community Bancorp Inc.	45	2,561
Franklin Bank Corp. (b) (l)	81	1,455
Genesis Lease Ltd. (b)	93	2,432
Healthcare Realty Trust Inc. (l)	42	1,548
HFF Inc. Class - A	140	2,096
Max Re Capital Ltd.	96	2,444
MFA Mortgage Investments Inc.	226	1,736
Nelnet Inc. - Class A	34	822
Prosperity Bancshares Inc. (l)	71	2,477
Thomas Weisel Partners Group Inc. (b) (l)	61	1,160
United Bankshares Inc. (l)	43	1,489
Waddell & Reed Financial Inc. - Class A	110	2,570
Wintrust Financial Corp. (l)	50	2,230
		37,350
HEALTH CARE - 6.8%
American Medical Systems Holdings Inc. (b) (l)	93	1,965
Centene Corp. (b) (l)	54	1,123
Five Star Quality Care Inc. (b) (l)	162	1,666
ICU Medical Inc. (b)	3	122
LifePoint Hospitals Inc. (b)	51	1,965
PharmaNet Development Group Inc. (b) (l)	54	1,407

Symmetry Medical Inc. (b)	88	1,429
Wright Medical Group Inc. (b) (l)	46	1,015
		10,692
INDUSTRIALS - 18.0%
AirTran Holdings Inc. (b) (l)	151	1,553
Altra Holdings Inc. (b)	108	1,482
American Commercial Lines Inc. (b) (l)	40	1,258
Applied Signal Technology Inc.	90	1,614
Beacon Roofing Supply Inc. (b)	48	773
Builders FirstSource Inc. (b) (l)	42	675
Columbus Mckinnon Corp. (b)	20	443
Esterline Technologies Corp. (b)	26	1,064
G&K Services Inc. - Class A (l)	44	1,604
Houston Wire & Cable Co. (b) (l)	69	1,945
Insteel Industries Inc.	89	1,496
Kennametal Inc.	15	1,034
Knoll Inc.	56	1,323
Labor Ready Inc. (b) (l)	44	826
Navigant Consulting Inc. (b) (l)	96	1,891
Perini Corp. (b)	31	1,143
RBC Bearings Inc. (b) (l)	27	909
Regal-Beloit Corp.	24	1,122
Rollins Inc.	81	1,855
United Rentals Inc. (b) (l)	36	1,001
Waste Connections Inc. (b) (l)	48	1,424
Watsco Inc.	34	1,740
		28,175
INFORMATION TECHNOLOGY - 25.0%
Actel Corp. (b)	106	1,745
Agile Software Corp. (b) (l)	167	1,161
Avid Technology Inc. (b) (l)	44	1,531
Avocent Corp. (b)	61	1,648
BearingPoint Inc. (b) (l)	161	1,236
Benchmark Electronics Inc. (b) (l)	82	1,695
Coherent Inc. (b) (l)	72	2,298
CPI International Inc. (b) (l)	87	1,663
FARO Technologies Inc. (b)	62	1,801
FEI Co. (b) (l)	38	1,385
Integrated Device Technology Inc. (b)	126	1,946
Komag Inc. (b) (l)	45	1,470
LTX Corp. (b)	122	744
Microsemi Corp. (b) (l)	80	1,673
Perot Systems Corp. (b)	97	1,737
Plexus Corp. (b)	95	1,624
Powerwave Technologies Inc. (b) (l)	173	983
Rogers Corp. (b)	30	1,348
SafeNet Inc. (b) (l)	49	1,398

Secure Computing Corp. (b) (l)	248	1,910
Semtech Corp. (b)	121	1,632
SRA International Inc. - Class A (b)	47	1,138
TTM Technologies Inc. (b)	158	1,509
United Online Inc. (l)	107	1,497
Wright Express Corp. (b)	74	2,250
		39,022
MATERIALS - 3.3%
AMCOL International Corp. (l)	22	640
Headwaters Inc. (b) (l)	52	1,136
Quanex Corp.	53	2,253
Schnitzer Steel Industries Inc. - Class A	29	1,150
		5,179
TELECOMMUNICATION SERVICES - 1.4%
Alaska Communications Systems Group Inc. (l)	77	1,136
NTELOS Holdings Corp. (b)	52	993
		2,129
UTILITIES - 1.2%
South Jersey Industries Inc.	47	1,804

Total Common Stocks (cost $147,615)		154,973

SHORT TERM INVESTMENTS - 40.4%
Mutual Funds - 1.8%
JNL Money Market Fund, 5.18% (a) (d)	2,788	2,788

Securities Lending Collateral - 38.6%
Mellon GSL Delaware Business Trust Collateral Fund, 5.39% (a)	60,427	60,427

Total Short Term Investments (cost $63,215)		63,215

Total Investments - 139.6% (cost $210,830)		218,188
Other Assets and Liabilities, Net - (39.6%)		(61,892)
Total Net Assets - 100%		$156,296

JNL/Mellon Capital Management Bond Index Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 6.1%
AmeriCredit Automobile Receivables Trust, 2.84%, 08/06/10	$57	$56
AmeriCredit Automobile Receivables Trust, 5.19%, 11/06/11 (g)	400	401
Banc of America Commercial Mortgage Inc., 7.33%, 11/15/31 (g)	500	522
Banc of America Commercial Mortgage Inc., 4.05%, 11/10/38	500	485
Banc of America Commercial Mortgage Inc., 5.12%, 07/11/43	150	150
Banc of America Commercial Mortgage Inc., 5.78%, 05/10/45 (g)	550	568
Banc of America Commercial Mortgage Inc., 4.76%, 07/01/45	350	347
Bear Stearns Commercial Mortgage Securities, 5.41%, 03/11/09 (g)	500	506
Bear Stearns Commercial Mortgage Securities, 6.80%, 07/15/31	3	3

Bear Stearns Commercial Mortgage Securities, 4.72%, 02/11/41 (g)	200	195
Capital One Auto Finance Trust, 3.18%, 09/15/10	157	156
Capital One Multi-Asset Execution Trust, 4.05%, 03/15/13 (g)	250	244
Chase Issuance Trust, 4.65%, 12/17/12 (g)	95	94
Chase Manhattan Bank-First Union National Bank, 7.44%, 08/15/31	50	52
Citigroup Commercial Mortgage Trust, 5.25%, 04/15/40 (g)	250	251
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.62%, 01/15/46 (g)	250	254
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.65%, 10/15/48 (g)	500	508
CS First Boston Mortgage Securities Corp., 4.83%, 04/15/37	380	368
CS First Boston Mortgage Securities Corp., 5.10%, 08/15/38	350	348
DLJ Commercial Mortgage Corp., 6.46%, 03/10/32	50	51
First Union National Bank Commercial Mortgage, 7.18%, 12/15/31	6	6
First Union National Bank Commercial Mortgage, 7.39%, 12/15/31	105	110
First Union National Bank-Bank of America, 6.17%, 03/15/33	291	299
First Union-Lehman Brothers-Bank of America, 6.56%, 11/18/35	180	181
GE Capital Commercial Mortgage Corp., 5.33%, 11/10/45 (g)	200	200
GMAC Commercial Mortgage Securities Inc., 6.42%, 05/15/35	89	90
GMAC Commercial Mortgage Securities Inc., 5.04%, 12/10/41 (g)	75	73
Greenwich Capital Commercial Funding Corp., 4.34%, 06/10/36 (g)	500	494
Household Automotive Trust, 3.02%, 12/17/10	234	231
Household Automotive Trust, 5.28%, 09/19/11 (g)	500	502
JPMorgan Chase Commercial Mortgage Securities Corp., 5.82%, 05/12/34	163	165
JPMorgan Chase Commercial Mortgage Securities Corp., 4.74%, 09/12/37 (g)	250	247
JPMorgan Chase Commercial Mortgage Securities Corp., 4.45%, 01/12/38 (g)	400	391
JPMorgan Chase Commercial Mortgage Securities Corp., 4.88%, 01/12/38	500	490
JPMorgan Chase Commercial Mortgage Securities Corp., 4.77%, 03/12/39 (g)	500	489
JPMorgan Chase Commercial Mortgage Securities Corp., 5.38%, 06/12/41 (g)	250	254
JPMorgan Chase Commercial Mortgage Securities Corp., 4.74%, 07/15/42 (g)	500	480
JPMorgan Chase Commercial Mortgage Securities Corp., 4.98%, 07/15/42 (g)	125	120
JPMorgan Chase Commercial Mortgage Securities Corp., 4.94%, 08/15/42 (g)	278	270
JPMorgan Commercial Mortgage Finance Corp., 6.51%, 10/15/35 (g)	27	28
LB Commercial Conduit Mortgage Trust, 6.48%, 02/18/30	132	132
LB Commercial Conduit Mortgage Trust, 6.78%, 06/15/31	220	226
LB-UBS Commercial Mortgage Trust, 3.85%, 05/15/27 (g)	250	239
LB-UBS Commercial Mortgage Trust, 3.97%, 03/15/29 (g)	250	239
LB-UBS Commercial Mortgage Trust, 5.59%, 06/15/31	75	76
LB-UBS Commercial Mortgage Trust, 4.17%, 05/15/32	165	156
MBNA Master Credit Card Trust USA, 7.00%, 02/15/12 (g)	300	314
Merrill Lynch Mortgage Trust, 5.40%, 07/12/34	200	202
Merrill Lynch Mortgage Trust, 5.74%, 08/12/43 (g)	250	256
Merrill Lynch Mortgage Trust, 5.29%, 01/12/44 (g)	500	498
Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.48%, 02/12/39 (g)	250	254
Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.41%, 07/12/46 (g)	200	200
Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.17%, 12/12/49 (g)	200	197
Morgan Stanley Capital I, 6.52%, 03/15/30	13	13
Morgan Stanley Capital I, 4.80%, 01/13/41 (g)	250	243
Morgan Stanley Capital I, 5.78%, 10/15/42 (g)	270	278

Morgan Stanley Dean Witter Capital I, 7.57%, 11/15/36	91	95
PP&L Transition Bond Co. LLC, 7.05%, 06/25/09	9	9
Salomon Brothers Mortgage Securities VII, 6.17%, 02/13/10	64	64
Wachovia Bank Commercial Mortgage Trust, 4.44%, 11/15/34	200	197
Wachovia Bank Commercial Mortgage Trust, 5.21%, 01/15/41 (g)	100	100
Wachovia Bank Commercial Mortgage Trust, 5.23%, 07/15/41 (g)	250	251
Wachovia Bank Commercial Mortgage Trust, 4.89%, 10/15/41 (g)	200	193
Wachovia Bank Commercial Mortgage Trust, 4.90%, 10/15/41	500	484
Wachovia Bank Commercial Mortgage Trust, 5.36%, 12/15/44 (g)	200	200
Wachovia Bank Commercial Mortgage Trust, 5.42%, 01/15/45	350	351
Wachovia Bank Commercial Mortgage Trust, 5.99%, 06/15/45 (g)	500	522
WFS Financial Owner Trust, 2.41%, 12/20/10	57	56

Total Non-U.S. Government Agency Asset-Backed Securities (cost $16,829)		16,724

CORPORATE BONDS AND NOTES - 19.8%
CONSUMER DISCRETIONARY - 1.7%
CBS Corp., 7.88%, 07/30/30	125	135
Comcast Cable Communications Holdings Inc., 8.38%, 03/15/13	250	286
Comcast Cable Communications Holdings Inc., 9.46%, 11/15/22	100	130
Comcast Corp., 5.85%, 01/15/10	250	255
Comcast Corp., 6.50%, 01/15/15	50	53
Comcast Corp., 5.65%, 06/15/35	100	91
Comcast Corp., 6.50%, 11/15/35	100	101
COX Communications Inc., 4.63%, 01/15/10	100	99
COX Communications Inc., 5.45%, 12/15/14	150	148
DaimlerChrysler NA Holding Corp., 8.00%, 06/15/10	150	162
DaimlerChrysler NA Holding Corp., 7.75%, 01/18/11	250	271
DaimlerChrysler NA Holding Corp., 6.50%, 11/15/13	100	105
DaimlerChrysler NA Holding Corp., 8.50%, 01/18/31 (l)	50	62
Federated Department Stores Inc., 6.90%, 04/01/29	100	101
Fortune Brands Inc., 5.38%, 01/15/16	250	240
Historic TW Inc., 6.63%, 05/15/29	100	101
Home Depot Inc., 4.63%, 08/15/10	250	246
May Department Stores Co., 4.80%, 07/15/09	150	149
News America Inc., 5.30%, 12/15/14	175	174
News America Inc., 6.20%, 12/15/34	50	48
News America Inc., 6.40%, 12/15/35	100	99
Omnicom Group Inc., 5.90%, 04/15/16	250	256
Pulte Homes Inc., 5.25%, 01/15/14	150	142
Target Corp., 5.88%, 07/15/16	250	257
Target Corp., 7.00%, 07/15/31	100	114
Time Warner Inc., 6.75%, 04/15/11	250	263
Time Warner Inc., 7.63%, 04/15/31	250	281
Toll Brothers Finance Corp., 4.95%, 03/15/14	50	46
Viacom Inc., 6.25%, 04/30/16	250	253
Walt Disney Co., 7.00%, 03/01/32 (l)	50	57

Yum! Brands Inc., 8.88%, 04/15/11	50	56
		4,781
CONSUMER STAPLES - 1.1%
Altria Group Inc., 7.75%, 01/15/27	75	90
Anheuser-Busch Cos. Inc., 5.05%, 10/15/16 (l)	100	97
Archer-Daniels-Midland Co., 8.13%, 06/01/12	190	214
Bunge Ltd. Finance Corp., 5.35%, 04/15/14	75	72
Coca-Cola Enterprises Inc., 7.13%, 08/01/17	100	113
ConAgra Foods Inc., 7.88%, 09/15/10	134	145
Diageo Capital Plc, 4.38%, 05/03/10	50	49
General Mills Inc., 6.00%, 02/15/12	100	103
Grand Metropolitan Investment Corp., 8.00%, 09/15/22	100	119
Kellogg Co., 2.88%, 06/01/08	250	243
Kimberly-Clark Corp., 5.63%, 02/15/12	250	256
Kraft Foods Inc., 6.50%, 11/01/31	100	102
Kroger Co., 5.50%, 02/01/13	100	100
Kroger Co., 7.50%, 04/01/31 (l)	150	163
Pepsi Bottling Group Inc., 7.00%, 03/01/29	75	85
Procter & Gamble Co., 6.88%, 09/15/09	250	261
Procter & Gamble Co., 4.95%, 08/15/14	150	147
Safeway Inc., 5.80%, 08/15/12	100	101
Sara Lee Corp., 6.25%, 09/15/11	75	77
Wal-Mart Stores Inc., 4.55%, 05/01/13	100	98
Wal-Mart Stores Inc., 7.55%, 02/15/30	300	362
		2,997
ENERGY - 1.1%
Alberta Energy Co. Ltd., 7.38%, 11/01/31	100	113
Anadarko Petroleum Corp., 3.25%, 05/01/08	250	244
Anadarko Petroleum Corp., 6.45%, 09/15/36	150	148
Canadian Natural Resources Ltd., 5.85%, 02/01/35	150	139
CenterPoint Energy Resources Corp., 7.88%, 04/01/13	50	56
Conoco Funding Co., 7.25%, 10/15/31	75	87
ConocoPhillips, 6.65%, 07/15/18	75	82
Devon Energy Corp., 7.95%, 04/15/32	100	120
Devon Financing Corp. ULC, 7.88%, 09/30/31	100	119
Energy Transfer Partners LP, 5.95%, 02/01/15	250	254
Enterprise Products Operating LP, 4.95%, 06/01/10	25	25
Enterprise Products Operating LP, 5.60%, 10/15/14	25	25
Enterprise Products Operating LP, 6.88%, 03/01/33 (l)	25	26
Hess Corp., 6.65%, 08/15/11	25	26
Hess Corp., 7.30%, 08/15/31	35	39
Kinder Morgan Energy Partners LP, 5.00%, 12/15/13	75	73
Kinder Morgan Energy Partners LP, 6.00%, 02/01/17	150	152
Kinder Morgan Inc., 7.25%, 03/01/28	150	149
Marathon Oil Corp., 6.13%, 03/15/12	200	207
Nexen Inc., 5.88%, 03/10/35	50	47
Occidental Petroleum Corp., 6.75%, 01/15/12 (l)	50	54

Pemex Project Funding Master Trust, 7.88%, 02/01/09 (o)	100	104
Pemex Project Funding Master Trust, 7.38%, 12/15/14	250	276
Pemex Project Funding Master Trust, 8.63%, 02/01/22 (o)	75	93
Petrobras International Finance Co., 6.13%, 10/06/16	100	102
Petro-Canada, 7.00%, 11/15/28	75	81
Suncor Energy Inc., 5.95%, 12/01/34	100	100
XTO Energy Inc., 4.90%, 02/01/14	75	73
		3,014
FINANCIALS - 9.1%
Abbey National Plc, 7.95%, 10/26/29	100	126
Aegon NV, 4.75%, 06/01/13	150	146
Allstate Corp., 6.13%, 02/15/12	75	78
Allstate Corp., 5.35%, 06/01/33	75	69
American General Finance Corp., 4.63%, 09/01/10	150	147
American International Group Inc., 4.25%, 05/15/13 (o)	350	333
Ameriprise Financial Inc., 7.52%, 06/01/16 (g)	250	270
Asian Development Bank, 4.13%, 09/15/10	100	98
Associates Corp. of North America, 6.25%, 11/01/08	300	305
Assurant Inc., 6.75%, 02/15/34	100	107
AXA SA, 8.60%, 12/15/30	100	127
BAC Capital Trust V, 5.63%, 03/08/35	300	279
Bank of America Corp., 4.88%, 09/15/12	150	148
Bank of America Corp., 5.49%, 03/15/19 (e)	200	198
Bank One Corp., 2.63%, 06/30/08	250	242
Barclays Bank Plc, 6.86%, 06/15/32 (e) (o)	50	53
BB&T Capital Trust I, 5.85%, 08/18/35	100	96
BB&T Corp., 6.50%, 08/01/11	75	79
Bear Stearns Cos. Inc., 2.88%, 07/02/08	250	243
Bear Stearns Cos. Inc., 7.63%, 12/07/09	250	265
Berkshire Hathaway Finance Corp., 4.63%, 10/15/13	250	242
Berkshire Hathaway Finance Corp., 4.85%, 01/15/15	100	97
Boston Properties LP, 6.25%, 01/15/13	150	157
Burlington Resources Finance Co., 7.20%, 08/15/31	100	116
Camden Property Trust, 5.00%, 06/15/15	100	97
Capital One Bank, 4.88%, 05/15/08	150	149
Capital One Bank, 6.50%, 06/13/13 (l)	250	262
Caterpillar Financial Services Corp., 4.75%, 02/17/15	100	96
Chubb Corp., 5.20%, 04/01/13	100	100
Cincinnati Financial Corp., 6.13%, 11/01/34	100	99
CIT Group Inc., 4.65%, 07/01/10 (o)	250	246
Citigroup Inc., 6.00%, 02/21/12 (l)	100	104
Citigroup Inc., 5.00%, 09/15/14	400	391
Citigroup Inc., 5.85%, 08/02/16 (l)	250	258
Citigroup Inc., 6.00%, 10/31/33	50	50
Corp Andina de Fomento, 6.88%, 03/15/12	150	160
Countrywide Home Loans Inc., 4.13%, 09/15/09	250	243
Credit Suisse USA Inc., 6.13%, 11/15/11	100	104

Credit Suisse USA Inc., 6.50%, 01/15/12	250	263
Credit Suisse USA Inc., 7.13%, 07/15/32	100	117
Deutsche Bank Financial LLC, 5.38%, 03/02/15	250	250
ERP Operating LP, 5.25%, 09/15/14	50	50
European Investment Bank, 3.88%, 08/15/08	250	246
European Investment Bank, 4.13%, 09/15/10	250	245
European Investment Bank, 4.63%, 05/15/14	150	147
European Investment Bank, 4.88%, 02/16/16	250	247
Fifth Third Bank, 4.20%, 02/23/10	100	98
Fleet National Bank, 5.75%, 01/15/09	100	101
General Electric Capital Corp., 3.50%, 05/01/08 (l)	450	442
General Electric Capital Corp., 3.13%, 04/01/09	150	145
General Electric Capital Corp., 4.13%, 09/01/09	250	245
General Electric Capital Corp., 4.88%, 10/21/10	250	249
General Electric Capital Corp., 5.45%, 01/15/13	500	506
General Electric Capital Corp., 5.00%, 01/08/16 (l)	100	98
General Electric Capital Corp., 6.75%, 03/15/32	100	113
Goldman Sachs Group Inc., 6.65%, 05/15/09	250	258
Goldman Sachs Group Inc., 7.35%, 10/01/09	350	369
Goldman Sachs Group Inc., 5.25%, 04/01/13	100	99
Goldman Sachs Group Inc., 5.13%, 01/15/15	200	195
Goldman Sachs Group Inc., 5.95%, 01/15/27	250	243
Goldman Sachs Group Inc., 6.13%, 02/15/33	250	250
Hartford Financial Services Group Inc., 6.10%, 10/01/41	75	76
Health Care Property Investors Inc., 6.00%, 01/30/17	150	150
HSBC Finance Capital Trust IX, 5.91%, 11/30/35	250	248
HSBC Finance Corp., 5.25%, 01/14/11	500	500
HSBC Holdings Plc, 5.25%, 12/12/12	200	201
HSBC Holdings Plc, 7.63%, 05/17/32	150	178
International Bank for Reconstruction & Development, 7.63%, 01/19/23	300	380
iStar Financial Inc., 5.15%, 03/01/12	100	98
John Deere Capital Corp., 7.00%, 03/15/12	250	270
JPMorgan Chase & Co., 6.75%, 02/01/11	250	263
JPMorgan Chase & Co., 6.63%, 03/15/12	100	106
JPMorgan Chase & Co., 5.75%, 01/02/13	100	103
JPMorgan Chase & Co., 5.15%, 10/01/15	250	244
JPMorgan Chase Capital XV, 5.88%, 03/15/35	75	72
JPMorgan Chase Capital XX, 6.55%, 09/29/36	100	99
KeyBank NA, 5.80%, 07/01/14	100	102
Korea Development Bank, 4.75%, 07/20/09	250	248
Kreditanstalt fuer Wiederaufbau, 3.50%, 03/14/08	250	245
Kreditanstalt fuer Wiederaufbau, 3.25%, 03/30/09	350	339
Kreditanstalt fuer Wiederaufbau, 4.63%, 01/20/11	250	248
Kreditanstalt fuer Wiederaufbau, 4.13%, 10/15/14 (l)	150	143
Landwirtschaftliche Rentenbank, 3.88%, 03/15/10	250	243
Lehman Brothers Holdings Inc., 7.88%, 08/15/10	250	269
Lehman Brothers Holdings Inc., 6.63%, 01/18/12	100	106

Lincoln National Corp., 7.00%, 05/17/16	250	262
Marsh & McLennan Cos. Inc., 5.75%, 09/15/15 (l)	100	99
Marshall & Ilsley Bank, 6.38%, 09/01/11	100	105
MBNA Corp., 7.50%, 03/15/12	100	110
Merrill Lynch & Co. Inc., 4.13%, 09/10/09 (l)	250	245
Merrill Lynch & Co. Inc., 5.00%, 01/15/15	200	194
Merrill Lynch & Co. Inc., 6.05%, 05/16/16	250	256
MetLife Inc., 5.00%, 11/24/13 (l)	100	99
MetLife Inc., 5.70%, 06/15/35	100	96
Morgan Stanley, 4.25%, 05/15/10	500	488
Morgan Stanley, 5.05%, 01/21/11	500	498
Morgan Stanley, 6.75%, 04/15/11	300	317
Morgan Stanley, 7.25%, 04/01/32	25	29
MUFG Capital Finance 1 Ltd., 6.35%, 07/25/16 (o)	250	255
National Australia Bank Ltd., 8.60%, 05/19/10	150	165
National City Bank, 4.63%, 05/01/13	100	98
National Rural Utilities Cooperative Finance Corp., 5.75%, 08/28/09	200	203
National Westminster Bank Plc, 7.38%, 10/01/09	250	262
NB Capital Trust, 7.83%, 12/15/26	75	78
Oesterreichische Kontrollbank AG, 2.38%, 06/16/08	250	243
Popular North America Inc., 4.25%, 04/01/08	100	99
Principal Life Income Funding Trusts, 5.10%, 04/15/14	150	148
Prudential Financial Inc., 5.70%, 12/14/36	250	239
Residential Capital Corp., 6.38%, 06/30/10	50	50
Residential Capital Corp., 6.00%, 02/22/11	100	99
Royal Bank of Scotland Group Plc, 5.00%, 10/01/14	100	98
Royal Bank of Scotland Group Plc, 7.65%, 09/30/31 (o)	155	179
Simon Property Group LP, 7.13%, 02/09/09	200	206
SLM Corp., 5.00%, 10/01/13	50	49
SLM Corp., 5.38%, 05/15/14	200	200
SLM Corp., 5.05%, 11/14/14	250	244
SunTrust Bank, 6.38%, 04/01/11	200	209
Textron Financial Corp., 6.00%, 11/20/09	250	256
Toyota Motor Credit Corp., 2.88%, 08/01/08	100	97
U.S. Bank NA, 6.38%, 08/01/11	600	628
UBS AG Stamford, 5.88%, 07/15/16	250	260
Unilever Capital Corp., 7.13%, 11/01/10	100	106
Wachovia Bank NA, 4.88%, 02/01/15	200	193
Wachovia Corp., 6.25%, 08/04/08	150	151
Wachovia Corp., 6.38%, 02/01/09	100	102
Wachovia Corp., 5.25%, 08/01/14	250	247
Washington Mutual Inc., 4.63%, 04/01/14	100	94
Washington Mutual Inc., 5.13%, 01/15/15	200	192
Wells Fargo & Co., 4.20%, 01/15/10	100	98
Wells Fargo & Co., 5.00%, 11/15/14	200	194
Wells Fargo Bank, 6.45%, 02/01/11	100	105
Wells Fargo Financial Inc., 5.50%, 08/01/12	250	255

		25,187
HEALTH CARE - 0.9%
Abbott Laboratories, 5.88%, 05/15/16	250	259
Aetna Inc., 6.63%, 06/15/36 (l)	150	161
American Home Products Corp., 6.70%, 03/15/11 (n)	150	159
Baxter International Inc., 4.63%, 03/15/15	75	71
Bristol-Myers Squibb Co., 5.88%, 11/15/36	150	147
Genentech Inc., 4.75%, 07/15/15	50	48
Genentech Inc., 5.25%, 07/15/35	250	229
Merck & Co. Inc., 4.75%, 03/01/15	250	240
Pharmacia Corp., 6.60%, 12/01/28 (o)	50	55
Schering-Plough Corp., 6.50%, 12/01/33 (n)	50	56
Teva Pharmaceutical Finance LLC, 6.15%, 02/01/36	150	145
Thermo Fisher Scientific Inc., 5.00%, 06/01/15	200	188
UnitedHealth Group Inc., 5.80%, 03/15/36	150	145
WellPoint Inc., 4.25%, 12/15/09	50	49
WellPoint Inc., 6.80%, 08/01/12	100	107
WellPoint Inc., 5.85%, 01/15/36	100	97
Wyeth, 5.50%, 03/15/13	100	100
Wyeth, 6.45%, 02/01/24	100	104
		2,360
INDUSTRIALS - 1.1%
Boeing Capital Corp., 5.80%, 01/15/13 (l)	125	129
Burlington Northern Santa Fe Corp., 5.90%, 07/01/12	150	154
CSX Corp., 6.75%, 03/15/11	50	52
CSX Corp., 6.30%, 03/15/12	250	259
Emerson Electric Co., 5.00%, 12/15/14	100	98
General Dynamics Corp., 4.25%, 05/15/13	250	239
General Electric Co., 5.00%, 02/01/13	100	99
Honeywell International Inc., 6.13%, 11/01/11	100	104
Lockheed Martin Corp., 6.15%, 09/01/36	175	182
Masco Corp., 5.88%, 07/15/12	75	76
Norfolk Southern Corp., 7.25%, 02/15/31	75	83
Northrop Grumman Corp., 7.75%, 03/01/16	150	174
Pitney Bowes Credit Corp., 5.75%, 08/15/08	300	302
Raytheon Co., 6.15%, 11/01/08	89	91
Raytheon Co., 5.38%, 04/01/13	100	100
RR Donnelley & Sons Co., 4.95%, 04/01/14 (l)	200	188
RR Donnelley & Sons Co., 5.50%, 05/15/15	50	48
Tyco International Group SA, 6.13%, 01/15/09	150	153
Tyco International Group SA, 6.75%, 02/15/11	100	107
Tyco International Group SA, 6.38%, 10/15/11	50	53
Union Pacific Corp., 6.63%, 02/01/29	25	26
United Technologies Corp., 6.35%, 03/01/11	75	78
United Technologies Corp., 6.70%, 08/01/28	50	55
Waste Management Inc., 7.38%, 08/01/10	100	106
		2,956

INFORMATION TECHNOLOGY - 0.5%
Cisco Systems Inc., 5.50%, 02/22/16	250	252
Hewlett-Packard Co., 6.50%, 07/01/12	250	266
International Business Machines Corp., 5.38%, 02/01/09	300	302
International Business Machines Corp., 6.50%, 01/15/28	200	218
Motorola Inc., 7.63%, 11/15/10	274	294
		1,332
MATERIALS - 0.6%
Alcan Inc., 4.88%, 09/15/12	50	49
Alcan Inc., 6.13%, 12/15/33	25	24
Alcoa Inc., 5.38%, 01/15/13	50	50
BHP Billiton Finance USA Ltd., 4.80%, 04/15/13	100	97
CRH America Inc., 6.00%, 09/30/16	250	253
Dow Chemical Co., 6.13%, 02/01/11	50	51
Dow Chemical Co., 6.00%, 10/01/12	50	52
EI Du Pont de Nemours & Co., 4.75%, 11/15/12	100	98
Lafarge SA, 6.50%, 07/15/16	250	261
Newmont Mining Corp., 5.88%, 04/01/35	50	46
Praxair Inc., 3.95%, 06/01/13	100	93
Rohm & Haas Co., 7.85%, 07/15/29	50	59
Vale Overseas Ltd., 6.25%, 01/11/16	100	102
Vale Overseas Ltd., 6.88%, 11/21/36	100	103
Weyerhaeuser Co., 6.75%, 03/15/12	250	263
Weyerhaeuser Co., 7.38%, 03/15/32	100	106
		1,707
TELECOMMUNICATION SERVICES - 2.1%
Alltel Corp., 7.88%, 07/01/32	50	53
AT&T Inc., 6.00%, 03/15/09	250	254
AT&T Inc., 5.30%, 11/15/10	250	251
AT&T Inc., 5.88%, 02/01/12	100	103
AT&T Inc., 9.75%, 11/15/31 (n)	250	309
AT&T Inc., 6.15%, 09/15/34	50	49
BellSouth Capital Funding Corp., 7.88%, 02/15/30	100	117
BellSouth Corp., 5.20%, 09/15/14	100	98
British Telecommunications Plc, 8.38%, 12/15/10 (n)	250	279
British Telecommunications Plc, 8.88%, 12/15/30 (n)	150	206
Deutsche Telekom International Finance BV, 8.00%, 06/15/10 (n)	400	434
Deutsche Telekom International Finance BV, 5.75%, 03/23/16	250	250
Deutsche Telekom International Finance BV, 8.25%, 06/15/30 (n)	100	124
Embarq Corp., 8.00%, 06/01/36	100	103
France Telecom SA, 8.50%, 03/01/31	250	325
GTE Corp., 6.94%, 04/15/28	50	53
New Cingular Wireless Services Inc., 7.88%, 03/01/11	250	274
New Cingular Wireless Services Inc., 8.75%, 03/01/31	108	139
Royal KPN NV, 8.00%, 10/01/10	250	271
Southwestern Bell Telephone Co., 7.00%, 07/01/15	100	108
Sprint Capital Corp., 8.38%, 03/15/12	200	223

Sprint Capital Corp., 6.88%, 11/15/28	100	100
Sprint Capital Corp., 8.75%, 03/15/32	100	118
Telecom Italia Capital SA, 4.95%, 09/30/14	100	94
Telecom Italia Capital SA, 6.38%, 11/15/33	50	47
Telecom Italia Capital SA, 6.00%, 09/30/34	100	91
Telefonica Europe BV, 8.25%, 09/15/30	200	240
TELUS Corp., 8.00%, 06/01/11	200	219
Verizon Global Communications Inc., 5.58%, 09/15/35 (l)	100	95
Verizon Global Funding Corp., 7.25%, 12/01/10	250	267
Verizon Global Funding Corp., 7.75%, 12/01/30	50	58
Verizon New England Inc., 6.50%, 09/15/11	250	260
Vodafone Group Plc, 5.00%, 12/16/13 (l)	150	145
Vodafone Group Plc, 5.38%, 01/30/15	100	98
		5,855
UTILITIES - 1.6%
Alabama Power Co., 5.88%, 12/01/22	100	101
American Electric Power Co. Inc., 5.38%, 03/15/10	100	101
Consolidated Edison Inc. of New York, 5.30%, 03/01/35	250	229
Consolidated Natural Gas Co., 6.80%, 12/15/27 (l)	50	54
Constellation Energy Group Inc., 7.00%, 04/01/12	100	107
Consumers Energy Co., 5.50%, 08/15/16	25	25
Dominion Resources Inc., 7.20%, 09/15/14	50	55
Duke Energy Corp., 5.63%, 11/30/12	150	154
Duke Energy Field Services LLC, 7.88%, 08/16/10	250	270
Exelon Generation Co. LLC, 5.35%, 01/15/14	150	145
FirstEnergy Corp., 6.45%, 11/15/11	125	131
FirstEnergy Corp., 7.38%, 11/15/31	125	142
Florida Power & Light Co., 5.63%, 04/01/34	100	98
Hydro Quebec, 8.00%, 02/01/13	250	285
Hydro Quebec, 7.50%, 04/01/16	100	116
MidAmerican Energy Co., 6.75%, 12/30/31	50	55
MidAmerican Energy Holdings Co., 5.88%, 10/01/12	100	103
National Grid Plc, 6.30%, 08/01/16	150	157
NiSource Finance Corp., 5.40%, 07/15/14	75	73
Northern States Power Co., 8.00%, 08/28/12	100	113
Ohio Power Co., 6.00%, 06/01/16	250	259
Pacific Gas & Electric Co., 4.80%, 03/01/14	250	242
Pacific Gas & Electric Co., 6.05%, 03/01/34	100	100
PPL Electric Utilities Corp., 6.25%, 08/15/09	100	102
Progress Energy Inc., 7.10%, 03/01/11	117	125
Progress Energy Inc., 7.75%, 03/01/31	50	60
PSEG Power LLC, 8.63%, 04/15/31	75	95
SCANA Corp., 6.88%, 05/15/11	75	79
Scottish Power Plc, 5.38%, 03/15/15	50	50
Sempra Energy, 4.75%, 05/15/09	200	198
Sempra Energy, 6.00%, 02/01/13	250	257
Southern California Edison Co., 6.00%, 01/15/34	75	76

TXU Electric Delivery Co., 6.38%, 01/15/15	150	156
TXU Energy Co. LLC, 7.00%, 03/15/13	25	26
Virginia Electric & Power Co., 6.00%, 01/15/36	150	151
		4,490

Total Corporate Bonds and Notes (cost $55,173)		54,679

GOVERNMENT AND AGENCY OBLIGATIONS - 71.9%
GOVERNMENT SECURITIES - 27.6%
Municipals - 0.1%
New Jersey State Turnpike Authority, 4.25%, 01/01/16	100	95
State of Illinois, 5.10%, 06/01/33	200	191
		286
Sovereign - 1.6%
Chile Government International Bond, 5.50%, 01/15/13	100	102
Financement-Quebec, 5.00%, 10/25/12 (l)	100	99
Inter-American Development Bank, 7.38%, 01/15/10	100	107
Inter-American Development Bank, 5.13%, 09/13/16	250	252
Israel Government International Bond, 4.63%, 06/15/13	75	72
Italy Government International Bond, 4.00%, 06/16/08	250	247
Italy Government International Bond, 5.63%, 06/15/12	250	257
Italy Government International Bond, 4.38%, 06/15/13	100	96
Italy Government International Bond, 6.88%, 09/27/23	200	229
Italy Government International Bond, 5.38%, 06/15/33	100	98
Mexico Government International Bond, 6.38%, 01/16/13	89	94
Mexico Government International Bond, 5.88%, 01/15/14	250	258
Mexico Government International Bond, 6.63%, 03/03/15	93	100
Mexico Government International Bond, 5.63%, 01/15/17	100	101
Mexico Government International Bond, 7.50%, 04/08/33	250	298
Province of Nova Scotia, Canada, 5.75%, 02/27/12 (l)	100	103
Province of Ontario, Canada, 3.63%, 10/21/09 (l)	150	146
Province of Ontario, Canada, 4.50%, 02/03/15	100	97
Province of Ontario, Canada, 5.45%, 04/27/16	250	257
Province of Quebec, Canada, 5.75%, 02/15/09	125	127
Province of Quebec, Canada, 4.60%, 05/26/15 (l)	250	242
Province of Quebec, Canada, 7.50%, 07/15/23	100	122
Republic of Korea, 8.88%, 04/15/08	300	311
South Africa Government International Bond, 7.38%, 04/25/12	100	109
South Africa Government International Bond, 6.50%, 06/02/14	200	213
Svensk Exportkredit AB, 4.00%, 06/15/10	200	194
		4,331
U.S. Treasury Securities - 25.9%
U.S. Treasury Bond, 10.38%, 11/15/12 (l)	240	248
U.S. Treasury Bond, 12.00%, 08/15/13 (l)	250	274
U.S. Treasury Bond, 11.25%, 02/15/15 (l)	795	1,138
U.S. Treasury Bond, 10.63%, 08/15/15 (l)	150	212
U.S. Treasury Bond, 7.25%, 05/15/16 (l)	230	274

U.S. Treasury Bond, 7.50%, 11/15/16 (l)	500	608
U.S. Treasury Bond, 8.75%, 05/15/17 (l)	325	430
U.S. Treasury Bond, 9.13%, 05/15/18 (l)	1,040	1,430
U.S. Treasury Bond, 9.00%, 11/15/18 (l)	500	687
U.S. Treasury Bond, 8.88%, 02/15/19 (l)	1,045	1,428
U.S. Treasury Bond, 8.13%, 08/15/19 (l)	200	261
U.S. Treasury Bond, 8.50%, 02/15/20 (l)	40	54
U.S. Treasury Bond, 8.75%, 05/15/20 (l)	180	248
U.S. Treasury Bond, 8.75%, 08/15/20 (l)	800	1,103
U.S. Treasury Bond, 7.88%, 02/15/21 (l)	500	650
U.S. Treasury Bond, 8.00%, 11/15/21 (l)	1,660	2,194
U.S. Treasury Bond, 7.13%, 02/15/23 (l)	815	1,012
U.S. Treasury Bond, 6.25%, 08/15/23 (l)	1,020	1,171
U.S. Treasury Bond, 6.88%, 08/15/25 (l)	190	234
U.S. Treasury Bond, 6.00%, 02/15/26 (l)	600	678
U.S. Treasury Bond, 6.75%, 08/15/26 (l)	200	245
U.S. Treasury Bond, 6.50%, 11/15/26	560	670
U.S. Treasury Bond, 6.38%, 08/15/27 (l)	380	450
U.S. Treasury Bond, 5.50%, 08/15/28 (l)	900	968
U.S. Treasury Bond, 5.25%, 02/15/29 (l)	715	746
U.S. Treasury Bond, 6.25%, 05/15/30 (l)	200	237
U.S. Treasury Bond, 5.38%, 02/15/31 (l)	500	533
U.S. Treasury Bond, 4.50%, 02/15/36 (l)	500	471
U.S. Treasury Note, 4.75%, 11/15/08 (l)	890	890
U.S. Treasury Note, 4.63%, 11/30/08 (l)	250	250
U.S. Treasury Note, 4.88%, 04/30/08 (l)	1,800	1,800
U.S. Treasury Note, 2.63%, 05/15/08 (l)	1,930	1,884
U.S. Treasury Note, 3.75%, 05/15/08 (l)	500	494
U.S. Treasury Note, 5.13%, 06/30/08 (l)	1,490	1,495
U.S. Treasury Note, 3.25%, 08/15/08 (l)	800	784
U.S. Treasury Note, 4.13%, 08/15/08 (l)	510	506
U.S. Treasury Note, 4.88%, 08/31/08	400	400
U.S. Treasury Note, 3.13%, 09/15/08 (l)	1,250	1,222
U.S. Treasury Note, 4.63%, 09/30/08 (l)	2,400	2,396
U.S. Treasury Note, 4.88%, 10/31/08	310	311
U.S. Treasury Note, 3.38%, 11/15/08	980	960
U.S. Treasury Note, 3.25%, 01/15/09 (l)	710	693
U.S. Treasury Note, 4.88%, 01/31/09 (l)	900	904
U.S. Treasury Note, 4.50%, 02/15/09 (l)	1,000	997
U.S. Treasury Note, 2.63%, 03/15/09 (l)	1,160	1,118
U.S. Treasury Note, 3.25%, 04/15/09 (l)	1,740	1,690
U.S. Treasury Note, 4.88%, 05/15/09 (l)	750	754
U.S. Treasury Note, 5.50%, 05/15/09 (l)	760	774
U.S. Treasury Note, 3.63%, 07/15/09 (l)	230	225
U.S. Treasury Note, 3.50%, 08/15/09 (l)	260	254
U.S. Treasury Note, 6.00%, 08/15/09 (l)	2,040	2,104
U.S. Treasury Note, 3.38%, 10/15/09 (l)	610	593

U.S. Treasury Note, 3.50%, 11/15/09 (l)	290	282
U.S. Treasury Note, 3.50%, 02/15/10 (l)	850	826
U.S. Treasury Note, 4.75%, 02/15/10 (l)	2,760	2,776
U.S. Treasury Note, 6.50%, 02/15/10 (l)	670	705
U.S. Treasury Note, 4.00%, 04/15/10 (l)	500	492
U.S. Treasury Note, 3.63%, 06/15/10	210	204
U.S. Treasury Note, 3.88%, 07/15/10 (l)	520	510
U.S. Treasury Note, 4.13%, 08/15/10 (l)	890	879
U.S. Treasury Note, 4.25%, 10/15/10 (l)	390	387
U.S. Treasury Note, 4.25%, 01/15/11 (l)	660	653
U.S. Treasury Note, 5.00%, 02/15/11 (l)	870	885
U.S. Treasury Note, 4.50%, 02/28/11 (l)	2,432	2,429
U.S. Treasury Note, 4.88%, 04/30/11 (l)	740	749
U.S. Treasury Note, 5.13%, 06/30/11 (l)	790	807
U.S. Treasury Note, 4.88%, 07/31/11 (l)	2,190	2,218
U.S. Treasury Note, 5.00%, 08/15/11 (l)	1,030	1,050
U.S. Treasury Note, 4.63%, 10/31/11 (l)	1,020	1,023
U.S. Treasury Note, 4.88%, 02/15/12 (l)	505	513
U.S. Treasury Note, 4.63%, 02/29/12 (l)	930	933
U.S. Treasury Note, 4.38%, 08/15/12 (l)	295	293
U.S. Treasury Note, 4.00%, 11/15/12 (l)	600	584
U.S. Treasury Note, 3.88%, 02/15/13 (l)	640	618
U.S. Treasury Note, 4.25%, 08/15/13 (l)	1,240	1,219
U.S. Treasury Note, 4.25%, 11/15/13 (l)	1,110	1,089
U.S. Treasury Note, 4.00%, 02/15/14 (l)	650	627
U.S. Treasury Note, 4.75%, 05/15/14 (l)	340	343
U.S. Treasury Note, 4.25%, 08/15/14 (l)	2,755	2,693
U.S. Treasury Note, 4.25%, 11/15/14 (l)	670	654
U.S. Treasury Note, 4.00%, 02/15/15 (l)	470	451
U.S. Treasury Note, 4.13%, 05/15/15 (l)	600	579
U.S. Treasury Note, 4.25%, 08/15/15 (l)	220	214
U.S. Treasury Note, 4.50%, 11/15/15 (l)	270	267
U.S. Treasury Note, 4.88%, 08/15/16 (l)	650	660
U.S. Treasury Note, 4.63%, 11/15/16 (l)	800	798
		71,562
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 44.3%
Federal Home Loan Bank - 2.2%
Federal Home Loan Bank, 4.00%, 03/10/08 (l)	150	149
Federal Home Loan Bank, 2.75%, 03/14/08 (l)	600	587
Federal Home Loan Bank, 4.10%, 06/13/08	150	148
Federal Home Loan Bank, 4.90%, 07/24/08	50	50
Federal Home Loan Bank, 5.13%, 08/08/08 (l)	200	200
Federal Home Loan Bank, 4.63%, 11/21/08 (l)	1,000	996
Federal Home Loan Bank, 5.30%, 01/16/09	200	200
Federal Home Loan Bank, 3.00%, 04/15/09 (l)	1,200	1,157
Federal Home Loan Bank, 5.00%, 09/18/09 (l)	1,000	1,004
Federal Home Loan Bank, 5.30%, 01/22/10	100	100

Federal Home Loan Bank, 5.75%, 05/15/12 (l)	1,125	1,170
Federal Home Loan Bank, 4.50%, 11/15/12 (l)	200	196
Federal Home Loan Bank, 5.50%, 07/15/36 (l)	200	207
		6,164
Federal Home Loan Mortgage Corp. - 15.8%
Federal Home Loan Mortgage Corp., 5.38%, 05/22/08 (l)	700	700
Federal Home Loan Mortgage Corp., 4.50%, 08/04/08	200	199
Federal Home Loan Mortgage Corp., 4.90%, 11/03/08	100	100
Federal Home Loan Mortgage Corp., 4.63%, 12/19/08 (l)	900	896
Federal Home Loan Mortgage Corp., 5.50%, 04/09/09	100	100
Federal Home Loan Mortgage Corp., 4.25%, 07/15/09 (l)	50	49
Federal Home Loan Mortgage Corp., 4.13%, 09/01/09	100	98
Federal Home Loan Mortgage Corp., 4.13%, 11/18/09 (l)	300	295
Federal Home Loan Mortgage Corp., 4.38%, 01/25/10	200	198
Federal Home Loan Mortgage Corp., 4.38%, 03/01/10	300	296
Federal Home Loan Mortgage Corp., 7.00%, 03/15/10 (l)	550	583
Federal Home Loan Mortgage Corp., 4.50%, 07/06/10	200	198
Federal Home Loan Mortgage Corp., 4.13%, 07/12/10 (l)	800	784
Federal Home Loan Mortgage Corp., 6.88%, 09/15/10 (l)	600	639
Federal Home Loan Mortgage Corp., 4.13%, 02/24/11	500	488
Federal Home Loan Mortgage Corp., 5.25%, 02/24/11 (l)	100	100
Federal Home Loan Mortgage Corp., 5.63%, 03/15/11 (l)	500	514
Federal Home Loan Mortgage Corp., 5.75%, 05/11/11	200	200
Federal Home Loan Mortgage Corp., 5.45%, 09/02/11	100	100
Federal Home Loan Mortgage Corp., 5.50%, 09/15/11 (l)	500	513
Federal Home Loan Mortgage Corp., 5.25%, 10/06/11	200	200
Federal Home Loan Mortgage Corp., 5.13%, 07/15/12	428	434
Federal Home Loan Mortgage Corp., 4.50%, 01/15/13 (l)	500	490
Federal Home Loan Mortgage Corp., 4.63%, 05/28/13	75	73
Federal Home Loan Mortgage Corp., 4.88%, 11/15/13 (l)	500	499
Federal Home Loan Mortgage Corp., 5.45%, 11/21/13	1,475	1,459
Federal Home Loan Mortgage Corp., 5.38%, 01/09/14	100	100
Federal Home Loan Mortgage Corp., 4.50%, 04/02/14	100	97
Federal Home Loan Mortgage Corp., 6.50%, 06/01/14	114	117
Federal Home Loan Mortgage Corp., 5.25%, 06/18/14 (l)	1,090	1,111
Federal Home Loan Mortgage Corp., 5.05%, 01/26/15	100	101
Federal Home Loan Mortgage Corp., 4.38%, 07/17/15 (l)	300	288
Federal Home Loan Mortgage Corp., 7.00%, 08/01/15	24	25
Federal Home Loan Mortgage Corp., 7.00%, 11/01/15	1	1
Federal Home Loan Mortgage Corp., 7.00%, 11/02/16	66	69
Federal Home Loan Mortgage Corp., 6.00%, 12/01/16	58	59
Federal Home Loan Mortgage Corp., 4.50%, 01/01/18	55	53
Federal Home Loan Mortgage Corp., 5.50%, 04/01/18	33	33
Federal Home Loan Mortgage Corp., 4.50%, 11/01/18	584	567
Federal Home Loan Mortgage Corp., 4.50%, 11/01/18	548	532
Federal Home Loan Mortgage Corp., 4.50%, 12/01/18	967	939
Federal Home Loan Mortgage Corp., 6.00%, 02/01/19	460	468

Federal Home Loan Mortgage Corp., 4.00%, 05/01/19	55	52
Federal Home Loan Mortgage Corp., 5.00%, 07/01/19	120	119
Federal Home Loan Mortgage Corp., 6.00%, 05/01/20, TBA (c)	300	305
Federal Home Loan Mortgage Corp., 4.00%, 09/01/20	345	326
Federal Home Loan Mortgage Corp., 4.50%, 09/01/20	715	692
Federal Home Loan Mortgage Corp., 5.00%, 10/01/20	870	858
Federal Home Loan Mortgage Corp., 5.00%, 02/01/21	91	90
Federal Home Loan Mortgage Corp., 4.50%, 05/01/23	8	8
Federal Home Loan Mortgage Corp., 4.50%, 07/01/25	276	262
Federal Home Loan Mortgage Corp., 4.50%, 10/01/25	380	362
Federal Home Loan Mortgage Corp., 5.00%, 03/01/26	205	200
Federal Home Loan Mortgage Corp., 6.50%, 07/01/28	157	161
Federal Home Loan Mortgage Corp., 6.50%, 12/01/28	83	85
Federal Home Loan Mortgage Corp., 6.00%, 02/01/29	14	15
Federal Home Loan Mortgage Corp., 6.00%, 04/01/29	21	22
Federal Home Loan Mortgage Corp., 6.00%, 04/01/29	23	23
Federal Home Loan Mortgage Corp., 6.50%, 05/01/29	29	30
Federal Home Loan Mortgage Corp., 6.00%, 07/01/29	33	34
Federal Home Loan Mortgage Corp., 6.75%, 09/15/29 (l)	60	72
Federal Home Loan Mortgage Corp., 6.50%, 03/01/31	29	30
Federal Home Loan Mortgage Corp., 6.00%, 05/01/31	120	122
Federal Home Loan Mortgage Corp., 7.00%, 06/01/31	14	15
Federal Home Loan Mortgage Corp., 7.50%, 11/01/31	172	180
Federal Home Loan Mortgage Corp., 6.00%, 01/01/32	11	11
Federal Home Loan Mortgage Corp., 6.00%, 02/01/32	108	110
Federal Home Loan Mortgage Corp., 7.50%, 04/01/32	289	301
Federal Home Loan Mortgage Corp., 6.00%, 06/01/32	9	9
Federal Home Loan Mortgage Corp., 6.25%, 07/15/32 (l)	100	114
Federal Home Loan Mortgage Corp., 5.50%, 10/01/32	1,366	1,355
Federal Home Loan Mortgage Corp., 6.00%, 11/01/32	88	89
Federal Home Loan Mortgage Corp., 6.00%, 12/01/32	11	11
Federal Home Loan Mortgage Corp., 6.00%, 03/01/33	8	8
Federal Home Loan Mortgage Corp., 5.50%, 04/01/33	167	166
Federal Home Loan Mortgage Corp., 5.50%, 04/01/33	273	271
Federal Home Loan Mortgage Corp., 6.00%, 04/01/33	9	9
Federal Home Loan Mortgage Corp., 6.00%, 05/01/33	21	21
Federal Home Loan Mortgage Corp., 6.00%, 05/01/33	43	44
Federal Home Loan Mortgage Corp., 5.00%, 09/01/33	2,724	2,639
Federal Home Loan Mortgage Corp., 4.50%, 10/01/33	8	8
Federal Home Loan Mortgage Corp., 6.00%, 10/01/33	48	49
Federal Home Loan Mortgage Corp., 5.00%, 05/01/34	769	745
Federal Home Loan Mortgage Corp., 6.00%, 07/01/34	336	340
Federal Home Loan Mortgage Corp., 6.50%, 12/01/34	623	638
Federal Home Loan Mortgage Corp., 6.00%, 04/01/35, TBA (c)	1,300	1,310
Federal Home Loan Mortgage Corp., 6.50%, 06/01/35	9	10
Federal Home Loan Mortgage Corp., 6.50%, 07/01/35	18	19
Federal Home Loan Mortgage Corp., 5.00%, 11/01/35	2,475	2,394

Federal Home Loan Mortgage Corp., 5.50%, 11/01/35	927	918
Federal Home Loan Mortgage Corp., 4.50%, 12/01/35	377	355
Federal Home Loan Mortgage Corp., 5.50%, 12/01/35	2,935	2,908
Federal Home Loan Mortgage Corp., 6.00%, 12/01/35	1,186	1,196
Federal Home Loan Mortgage Corp., 6.00%, 12/01/35	1,796	1,812
Federal Home Loan Mortgage Corp., 4.50%, 01/01/36	386	363
Federal Home Loan Mortgage Corp., 5.50%, 02/01/36	437	432
Federal Home Loan Mortgage Corp., 6.00%, 02/01/36	902	909
Federal Home Loan Mortgage Corp., 5.00%, 03/01/36	68	65
Federal Home Loan Mortgage Corp., 5.00%, 04/01/36	990	957
Federal Home Loan Mortgage Corp., 5.00%, 04/01/36	305	295
Federal Home Loan Mortgage Corp., 6.00%, 04/01/36	768	774
Federal Home Loan Mortgage Corp., 4.50%, 08/01/36	497	467
Federal Home Loan Mortgage Corp., 6.00%, 09/01/36	100	100
Federal Home Loan Mortgage Corp., 6.00%, 09/01/36	200	200
Federal Home Loan Mortgage Corp., 6.50%, 09/01/36	544	554
Federal Home Loan Mortgage Corp., 5.50%, 12/01/36	167	168
Federal Home Loan Mortgage Corp., 5.50%, 02/01/37	499	493
Federal Home Loan Mortgage Corp., 6.00%, 02/01/37	996	1,003
		43,468
Federal National Mortgage Association - 23.1%
Federal National Mortgage Association, 5.25%, 04/04/08 (l)	200	200
Federal National Mortgage Association, 6.00%, 05/15/08 (l)	950	960
Federal National Mortgage Association, 2.50%, 06/15/08 (l)	355	345
Federal National Mortgage Association, 3.88%, 07/15/08 (l)	550	543
Federal National Mortgage Association, 3.25%, 08/15/08 (l)	450	440
Federal National Mortgage Association, 5.25%, 11/20/08	200	200
Federal National Mortgage Association, 5.25%, 01/15/09 (l)	500	503
Federal National Mortgage Association, 5.00%, 01/23/09	150	150
Federal National Mortgage Association, 3.25%, 02/15/09 (l)	350	340
Federal National Mortgage Association, 4.25%, 05/15/09 (l)	150	148
Federal National Mortgage Association, 6.63%, 09/15/09 (l)	520	541
Federal National Mortgage Association, 5.25%, 12/28/09	100	100
Federal National Mortgage Association, 4.13%, 05/15/10 (l)	845	829
Federal National Mortgage Association, 6.00%, 05/15/11 (l)	700	730
Federal National Mortgage Association, 6.13%, 07/17/13	100	101
Federal National Mortgage Association, 5.50%, 01/01/14	60	61
Federal National Mortgage Association, 4.63%, 10/15/14 (l)	550	539
Federal National Mortgage Association, 4.38%, 10/15/15 (l)	390	376
Federal National Mortgage Association, 6.50%, 02/01/16	12	12
Federal National Mortgage Association, 5.00%, 03/15/16 (l)	400	400
Federal National Mortgage Association, 5.50%, 04/01/16	17	17
Federal National Mortgage Association, 6.07%, 05/12/16 (l)	100	101
Federal National Mortgage Association, 6.00%, 06/01/16	105	107
Federal National Mortgage Association, 6.50%, 09/01/16	19	20
Federal National Mortgage Association, 6.00%, 10/01/16	152	154
Federal National Mortgage Association, 6.50%, 10/01/16	32	33

Federal National Mortgage Association, 6.50%, 12/01/16	1	1
Federal National Mortgage Association, 4.88%, 12/15/16 (l)	500	495
Federal National Mortgage Association, 5.50%, 01/01/17	175	176
Federal National Mortgage Association, 5.50%, 01/01/17	436	438
Federal National Mortgage Association, 5.00%, 02/13/17 (l)	1,230	1,228
Federal National Mortgage Association, 5.50%, 03/01/17	37	37
Federal National Mortgage Association, 5.50%, 09/01/17	590	593
Federal National Mortgage Association, 5.00%, 10/01/17	51	50
Federal National Mortgage Association, 5.50%, 11/01/17	64	64
Federal National Mortgage Association, 5.00%, 01/01/18	266	263
Federal National Mortgage Association, 5.50%, 01/01/18	92	92
Federal National Mortgage Association, 5.00%, 02/01/18	2,191	2,168
Federal National Mortgage Association, 5.50%, 02/01/18	209	210
Federal National Mortgage Association, 4.50%, 03/01/18	726	705
Federal National Mortgage Association, 5.00%, 03/01/18	92	91
Federal National Mortgage Association, 5.00%, 05/01/18	32	32
Federal National Mortgage Association, 5.00%, 06/01/18	60	59
Federal National Mortgage Association, 4.00%, 07/01/18	464	440
Federal National Mortgage Association, 5.00%, 07/01/18	86	85
Federal National Mortgage Association, 5.00%, 07/01/18	142	140
Federal National Mortgage Association, 4.00%, 08/01/18	305	289
Federal National Mortgage Association, 5.00%, 08/01/18	49	48
Federal National Mortgage Association, 4.00%, 10/01/18	122	116
Federal National Mortgage Association, 4.50%, 11/01/18	713	691
Federal National Mortgage Association, 4.50%, 11/01/18	411	399
Federal National Mortgage Association, 5.00%, 11/01/18	1,189	1,176
Federal National Mortgage Association, 5.50%, 12/01/18	180	181
Federal National Mortgage Association, 5.50%, 03/01/19	39	39
Federal National Mortgage Association, 5.50%, 10/01/19	112	113
Federal National Mortgage Association, 4.50%, 05/01/20, TBA (c)	500	484
Federal National Mortgage Association, 5.50%, 05/01/20	376	378
Federal National Mortgage Association, 4.50%, 07/01/20	788	764
Federal National Mortgage Association, 5.00%, 11/01/20	336	331
Federal National Mortgage Association, 6.00%, 12/01/20	298	303
Federal National Mortgage Association, 4.50%, 03/01/21	183	177
Federal National Mortgage Association, 5.70%, 10/05/21 (l)	100	100
Federal National Mortgage Association, 5.50%, 07/01/23	39	39
Federal National Mortgage Association, 5.50%, 12/01/23	231	230
Federal National Mortgage Association, 4.50%, 06/01/24	78	74
Federal National Mortgage Association, 5.00%, 05/01/26	1,019	993
Federal National Mortgage Association, 5.50%, 05/01/26	1,220	1,214
Federal National Mortgage Association, 6.00%, 09/01/26	280	283
Federal National Mortgage Association, 5.00%, 12/01/26	497	484
Federal National Mortgage Association, 6.25%, 05/15/29 (l)	225	254
Federal National Mortgage Association, 7.25%, 05/15/30 (l)	540	681
Federal National Mortgage Association, 7.00%, 09/01/30	10	10
Federal National Mortgage Association, 6.63%, 11/15/30 (l)	150	177

Federal National Mortgage Association, 7.00%, 02/01/31	99	103
Federal National Mortgage Association, 6.00%, 04/01/31	61	62
Federal National Mortgage Association, 6.00%, 11/01/31	5	5
Federal National Mortgage Association, 5.50%, 01/01/32	269	267
Federal National Mortgage Association, 6.00%, 06/01/32	44	45
Federal National Mortgage Association, 6.50%, 07/01/32	86	89
Federal National Mortgage Association, 7.00%, 07/01/32	24	25
Federal National Mortgage Association, 6.00%, 02/01/33	235	238
Federal National Mortgage Association, 5.50%, 05/01/33	2,237	2,218
Federal National Mortgage Association, 5.50%, 06/01/33	2,104	2,087
Federal National Mortgage Association, 5.50%, 10/01/33	2,103	2,086
Federal National Mortgage Association, 4.50%, 11/01/33	377	356
Federal National Mortgage Association, 4.50%, 11/01/33	536	505
Federal National Mortgage Association, 5.00%, 11/01/33	1,760	1,705
Federal National Mortgage Association, 5.50%, 11/01/33	434	430
Federal National Mortgage Association, 6.00%, 11/01/33	39	40
Federal National Mortgage Association, 6.00%, 12/01/33	1,203	1,217
Federal National Mortgage Association, 6.00%, 12/01/33	60	60
Federal National Mortgage Association, 6.00%, 12/01/33	519	525
Federal National Mortgage Association, 5.50%, 01/01/34	183	182
Federal National Mortgage Association, 5.00%, 02/01/34	2,739	2,654
Federal National Mortgage Association, 5.00%, 04/01/34	351	340
Federal National Mortgage Association, 5.00%, 06/01/34	220	213
Federal National Mortgage Association, 5.50%, 07/01/34	1,192	1,181
Federal National Mortgage Association, 6.50%, 07/01/34	620	636
Federal National Mortgage Association, 6.00%, 08/01/34	688	695
Federal National Mortgage Association, 5.50%, 12/01/34, TBA (c)	1,169	1,159
Federal National Mortgage Association, 5.50%, 02/01/35	1,140	1,130
Federal National Mortgage Association, 4.50%, 04/01/35	199	187
Federal National Mortgage Association, 6.50%, 04/01/35	346	353
Federal National Mortgage Association, 5.50%, 08/01/35	228	226
Federal National Mortgage Association, 4.50%, 10/01/35	89	84
Federal National Mortgage Association, 5.00%, 11/01/35	1,033	999
Federal National Mortgage Association, 5.00%, 11/01/35	1,989	1,924
Federal National Mortgage Association, 5.00%, 11/01/35	221	214
Federal National Mortgage Association, 5.50%, 12/01/35	296	293
Federal National Mortgage Association, 5.50%, 12/01/35	592	586
Federal National Mortgage Association, 7.00%, 12/01/35	10	10
Federal National Mortgage Association, 7.00%, 02/01/36	321	331
Federal National Mortgage Association, 5.50%, 03/01/36	968	958
Federal National Mortgage Association, 6.50%, 04/01/36, TBA (c)	300	306
Federal National Mortgage Association, 7.00%, 04/01/36, TBA (c)	200	206
Federal National Mortgage Association, 5.00%, 04/12/36, TBA (c)	600	580
Federal National Mortgage Association, 5.50%, 04/12/36, TBA (c)	2,000	1,979
Federal National Mortgage Association, 6.00%, 06/01/36	920	927
Federal National Mortgage Association, 6.50%, 08/01/36	799	815
Federal National Mortgage Association, 7.00%, 09/01/36	447	461

Federal National Mortgage Association, 6.00%, 10/01/36	982	989
Federal National Mortgage Association, 5.00%, 11/01/36	498	481
Federal National Mortgage Association, 5.50%, 11/01/36	396	392
Federal National Mortgage Association, 6.00%, 12/01/36	1,296	1,306
Federal National Mortgage Association, 6.50%, 12/01/36	499	508
Federal National Mortgage Association, 6.50%, 01/01/37	998	1,017
Federal National Mortgage Association, 5.50%, 02/01/37	996	984
Federal National Mortgage Association, 6.00%, 02/01/37	999	1,005
		63,719
Government National Mortgage Association - 3.2%
Government National Mortgage Association, 8.00%, 04/15/30	41	43
Government National Mortgage Association, 8.50%, 06/15/30	16	17
Government National Mortgage Association, 8.50%, 12/15/30	-	-
Government National Mortgage Association, 6.50%, 01/15/32	156	160
Government National Mortgage Association, 6.00%, 10/15/32	130	133
Government National Mortgage Association, 6.00%, 01/15/33	230	234
Government National Mortgage Association, 5.00%, 03/15/33	13	13
Government National Mortgage Association, 5.00%, 05/15/33	14	14
Government National Mortgage Association, 5.00%, 05/15/33	17	17
Government National Mortgage Association, 5.00%, 05/15/33	13	13
Government National Mortgage Association, 5.00%, 06/15/33	14	14
Government National Mortgage Association, 5.50%, 07/15/33	390	388
Government National Mortgage Association, 5.50%, 07/15/33	390	388
Government National Mortgage Association, 5.00%, 08/15/33	11	11
Government National Mortgage Association, 5.00%, 08/15/33	12	12
Government National Mortgage Association, 5.00%, 08/15/33	13	12
Government National Mortgage Association, 5.00%, 08/15/33	23	22
Government National Mortgage Association, 5.00%, 08/15/33	142	138
Government National Mortgage Association, 5.50%, 08/15/33	296	294
Government National Mortgage Association, 5.50%, 09/15/33	88	88
Government National Mortgage Association, 5.00%, 11/15/33	16	16
Government National Mortgage Association, 6.50%, 12/15/33	254	261
Government National Mortgage Association, 6.00%, 07/15/34	91	92
Government National Mortgage Association, 6.00%, 08/15/34	514	521
Government National Mortgage Association, 5.00%, 01/15/35	856	833
Government National Mortgage Association, 5.00%, 03/15/35	267	260
Government National Mortgage Association, 5.50%, 04/15/35	432	430
Government National Mortgage Association, 6.00%, 04/18/35, TBA (c)	800	810
Government National Mortgage Association, 6.00%, 05/15/35	196	199
Government National Mortgage Association, 5.00%, 11/15/35	193	188
Government National Mortgage Association, 5.50%, 11/15/35	462	460
Government National Mortgage Association, 5.50%, 12/15/35	467	465
Government National Mortgage Association, 5.50%, 03/15/36	185	184
Government National Mortgage Association, 5.50%, 03/15/36	91	90
Government National Mortgage Association, 6.50%, 03/15/36	178	182
Government National Mortgage Association, 6.00%, 05/15/36	579	587
Government National Mortgage Association, 5.50%, 06/15/36	290	287
Government National Mortgage Association, 6.50%, 06/15/36	562	577
Government National Mortgage Association, 7.00%, 11/15/36	481	500
		8,953

Total Government and Agency Obligations (cost $198,419)		198,483
SHORT TERM INVESTMENTS - 37.4%
Mutual Funds - 3.8%
JNL Money Market Fund, 5.18% (a) (d)	10,430	10,430

Securities Lending Collateral - 33.6%
Mellon GSL Delaware Business Trust Collateral Fund, 5.39% (a) (d)	92,751	92,751

Total Short Term Investments (cost $103,181)		103,181

Total Investments - 135.2% (cost $373,602)		373,067
Other Assets and Liabilities, Net - (35.2%)		(97,224)
Total Net Assets - 100%		$275,843

JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund
COMMON STOCKS - 95.7%
CONSUMER DISCRETIONARY - 10.6%
Carnival Corp.	3	$150
Circuit City Stores Inc.	20	371
Clear Channel Communications Inc.	3	102
Coach Inc. (b)	9	445
Comcast Corp. - Class A (b)	10	253
Dillard's Inc. - Class A	12	403
Ford Motor Co. (l)	10	78
General Motors Corp.	3	92
Genuine Parts Co.	9	456
Goodyear Tire & Rubber Co. (b)	1	34
H&R Block Inc. (l)	2	38
Harley-Davidson Inc.	1	65
Harman International Industries Inc.	3	240
Harrah's Entertainment Inc.	1	93
Home Depot Inc.	3	108
JC Penney Co. Inc.	6	501
Leggett & Platt Inc.	17	395
McDonald's Corp.	2	99
Meredith Corp.	7	390
News Corp. Inc. - Class A	31	719
Nike Inc. - Class B	2	202
Office Depot Inc. (b)	2	56
OfficeMax Inc.	4	200
Sherwin-Williams Co.	-	26
Starbucks Corp. (b)	13	414
Starwood Hotels & Resorts Worldwide Inc.	3	195
Target Corp.	5	302
Time Warner Inc.	39	768
Tribune Co.	6	202
Walt Disney Co.	23	808
Wyndham Worldwide Corp. (b)	1	38
Yum! Brands Inc.	4	253
		8,496
CONSUMER STAPLES - 10.7%
Altria Group Inc.	13	1,111
Anheuser-Busch Cos. Inc.	8	409
Archer-Daniels-Midland Co.	2	84
Brown-Forman Corp. - Class B	2	128
Coca-Cola Co.	21	986
Coca-Cola Enterprises Inc.	17	350
ConAgra Foods Inc.	7	162
Costco Wholesale Corp.	5	280
CVS Corp.	9	297
Estee Lauder Cos. Inc. (l)	9	459
Kellogg Co.	5	252
McCormick & Co. Inc.	6	216

Pepsi Bottling Group Inc.	2	67
PepsiCo Inc.	15	940
Procter & Gamble Co.	15	951
Reynolds American Inc. (l)	1	57
SYSCO Corp.	4	122
UST Inc.	1	52
Walgreen Co.	9	431
Wal-Mart Stores Inc.	18	839
Whole Foods Market Inc. (l)	10	427
		8,620
ENERGY - 8.5%
Anadarko Petroleum Corp.	1	34
Baker Hughes Inc.	5	298
Chevron Corp.	8	568
ConocoPhillips	6	398
Devon Energy Corp.	3	173
El Paso Corp.	3	45
EOG Resources Inc.	1	57
Exxon Mobil Corp.	30	2,264
Halliburton Co.	13	417
Kinder Morgan Inc.	1	64
Marathon Oil Corp.	2	227
National Oilwell Varco Inc. (b)	1	86
Noble Corp.	1	63
Rowan Cos. Inc. (l)	3	81
Schlumberger Ltd.	14	967
Spectra Energy Corp.	3	68
Transocean Inc. (b)	6	490
Valero Energy Corp.	4	232
Williams Cos. Inc.	3	80
XTO Energy Inc.	4	209
		6,821
FINANCIALS - 20.8%
AFLAC Inc.	11	518
American Express Co.	1	48
American International Group Inc.	21	1,444
Apartment Investment & Management Co.	-	23
Archstone-Smith Trust	1	60
AvalonBay Communities Inc.	1	65
Bank of America Corp.	35	1,761
Bear Stearns Cos. Inc.	1	210
Boston Properties Inc.	1	59
Charles Schwab Corp.	2	35
CIT Group Inc.	4	217
Citigroup Inc.	22	1,142
Comerica Inc.	7	408
Compass Bancshares Inc.	3	213

Equity Residential	2	72
Fannie Mae	5	278
Freddie Mac	4	220
Genworth Financial Inc. - Class A	12	412
Goldman Sachs Group Inc.	5	978
JPMorgan Chase & Co.	12	586
KeyCorp	11	408
Kimco Realty Corp.	1	54
Lehman Brothers Holdings Inc.	8	568
Loews Corp.	3	124
M&T Bank Corp.	2	185
Merrill Lynch & Co. Inc.	7	594
MetLife Inc.	6	366
MGIC Investment Corp. (l)	7	407
Moody's Corp.	2	137
Morgan Stanley	10	823
Plum Creek Timber Co. Inc.	1	39
PNC Financial Services Group Inc.	7	533
Prologis	1	84
Prudential Financial Inc.	7	647
Public Storage Inc.	-	38
Realogy Corp. (b)	1	41
Regions Financial Corp.	10	368
Safeco Corp.	1	53
Simon Property Group Inc.	1	134
SLM Corp.	10	413
Sovereign Bancorp Inc.	-	2
Synovus Financial Corp. (l)	9	294
Torchmark Corp.	1	33
U.S. Bancorp	9	297
Vornado Realty Trust	1	72
Wachovia Corp.	11	613
Washington Mutual Inc. (l)	5	210
Wells Fargo & Co.	12	427
		16,713
HEALTH CARE - 11.3%
Abbott Laboratories	1	52
Aetna Inc.	12	521
Amgen Inc. (b)	7	384
Baxter International Inc.	12	632
Becton Dickinson & Co.	3	208
Biogen Idec Inc. (b)	2	80
Biomet Inc.	2	64
Bristol-Myers Squibb Co.	10	280
Celgene Corp. (b)	2	84
Eli Lilly & Co.	2	119
Genzyme Corp. (b)	1	74

Gilead Sciences Inc. (b)	3	191
Hospira Inc. (b)	3	127
Humana Inc. (b)	8	476
IMS Health Inc.	8	234
Johnson & Johnson	11	667
MedImmune Inc. (b)	1	48
Medtronic Inc.	11	551
Merck & Co. Inc.	13	592
Mylan Laboratories Inc.	18	387
Pfizer Inc.	31	783
Quest Diagnostics Inc.	5	239
Schering-Plough Corp.	26	658
Tenet Healthcare Corp. (b) (l)	2	15
Thermo Electron Corp. (b)	2	79
UnitedHealth Group Inc.	11	593
Watson Pharmaceuticals Inc. (b)	10	270
WellPoint Inc. (b)	4	304
Wyeth	7	349
		9,061
INDUSTRIALS - 10.3%
3M Corp.	3	214
Allied Waste Industries Inc. (b)	2	19
Avery Dennison Corp.	1	32
Boeing Co.	9	818
Burlington Northern Santa Fe Corp.	2	161
Caterpillar Inc.	10	664
Cintas Corp.	1	25
Cooper Industries Ltd. - Class A	10	432
CSX Corp.	3	104
Dover Corp.	6	312
Equifax Inc.	1	22
FedEx Corp.	1	92
General Electric Corp.	62	2,190
Goodrich Corp.	1	41
Illinois Tool Works Inc.	4	212
Lockheed Martin Corp.	5	470
Norfolk Southern Corp.	4	197
Parker Hannifin Corp.	3	216
Pitney Bowes Inc.	1	54
Raytheon Co.	7	343
Rockwell Collins Inc.	2	141
RR Donnelley & Sons Co.	1	43
Southwest Airlines Co.	3	51
Union Pacific Corp.	1	150
United Parcel Service Inc. - Class B	8	566
United Technologies Corp.	9	585
Waste Management Inc.	3	102

		8,256
INFORMATION TECHNOLOGY - 15.2%
Affiliated Computer Services Inc. - Class A (b)	1	35
Analog Devices Inc.	3	110
Apple Computer Inc. (b)	9	858
Applied Materials Inc.	12	227
Autodesk Inc. (b)	10	384
Automatic Data Processing Inc.	7	353
BMC Software Inc. (b)	13	410
Ciena Corp. (b)	-	9
Cisco Systems Inc. (b)	31	793
Comverse Technology Inc. (b)	12	249
Corning Inc. (b)	15	336
Electronic Data Systems Corp.	2	53
Google Inc. - Class A (b)	2	985
Hewlett-Packard Co. (l)	25	1,009
Intel Corp.	20	375
International Business Machines Corp.	13	1,245
Lexmark International Inc. (b)	1	35
LSI Logic Corp. (b) (l)	3	27
Microsoft Corp.	62	1,728
Molex Inc.	3	96
Network Appliance Inc. (b)	6	219
Novellus Systems Inc. (b) (l)	13	403
Oracle Corp. (b)	26	473
Paychex Inc.	3	95
QUALCOMM Inc.	20	836
Sabre Holdings Corp.	1	26
Sun Microsystems Inc. (b)	38	227
Teradyne Inc. (b)	13	215
Texas Instruments Inc.	13	385
		12,196
MATERIALS - 2.4%
Alcoa Inc.	5	177
Allegheny Technologies Inc.	1	53
Ashland Inc.	-	20
Ball Corp.	1	28
EI Du Pont de Nemours & Co.	7	340
Freeport-McMoRan Copper & Gold Inc. (l)	2	106
International Flavors & Fragrances Inc.	-	19
International Paper Co.	3	98
MeadWestvaco Corp.	1	31
Newmont Mining Corp.	2	94
Nucor Corp.	2	104
Praxair Inc.	8	516
Rohm & Haas Co.	6	290
Temple-Inland Inc.	1	34

United States Steel Corp.	-	40
		1,950
TELECOMMUNICATION SERVICES - 3.6%
AT&T Inc.	49	1,930
Citizens Communications Co. (l)	2	24
Qwest Communications International Inc. (b) (l)	15	138
Verizon Communications Inc.	20	754
		2,846
UTILITIES - 2.3%
Allegheny Energy Inc. (b)	7	329
Ameren Corp. (l)	2	121
CenterPoint Energy Inc.	1	23
CMS Energy Corp.	1	23
Constellation Energy Group Inc.	3	296
Dominion Resources Inc.	3	240
Duke Energy Corp.	1	24
Dynegy Inc. - Class A (b)	1	6
Edison International Inc.	2	84
Entergy Corp.	2	220
Exelon Corp.	3	192
KeySpan Corp.	1	37
PG&E Corp.	2	87
Southern Co.	1	26
TXU Corp.	2	142
		1,850

Total Common Stocks (cost $66,711)		76,809

SHORT TERM INVESTMENTS - 9.3%
Mutual Funds - 4.4%
JNL Money Market Fund, 5.18% (a) (d)	3,529	3,529

Securities Lending Collateral - 4.7%
Mellon GSL Delaware Business Trust Collateral Fund, 5.39% (a) (d)	3,795	3,795

U.S. Treasury Securities - 0.2%
U.S. Treasury Bill, 4.95%, 06/14/07 (k) (q)	$170	169

Total Short Term Investments (cost $7,492)		7,493

Total Investments - 105.0% (cost $74,203)		84,302
Other Assets and Liabilities, Net - (5.0%)		(4,027)
Total Net Assets - 100%		$80,275

JNL/Mellon Capital Management International Index Fund
COMMON STOCKS - 96.8%

CONSUMER DISCRETIONARY - 11.4%
ABC Learning Centres Ltd. (l)	15	$88
Accor SA (l)	8	760
Adidas AG (l)	8	435
Aegis Group Plc	36	106
AGFA-Gevaert NV	3	76
Aisin Seiki Co. Ltd.	7	252
Amer Sports Oyj	3	65
Antena 3 de Television SA (l)	3	70
Aoyama Trading Co. Ltd. (l)	2	73
APN News & Media Ltd. (l)	12	58
Aristocrat Leisure Ltd. (l)	13	174
Arnoldo Mondadori Editore SpA (l)	4	42
Asatsu-DK Inc. (l)	1	35
Asics Corp.	6	67
Autobacs Seven Co. Ltd.	1	29
Autogrill SpA	5	93
Bang & Olufsen A/S	-	41
Barratt Developments Plc	9	199
Bellway Plc	5	167
Benesse Corp.	2	85
Benetton Group SpA (l)	2	29
Berkeley Group Holdings Plc (b)	4	121
BetandWin.com Interactive Entertainment AG (b)	1	34
Billabong International Ltd.	7	91
Bovis Homes Group Plc (l)	5	112
Bridgestone Corp.	25	502
British Sky Broadcasting Plc	44	492
Bulgari SpA (l)	5	75
Burberry Group Plc	17	224
Canon Marketing Japan Inc.	3	63
Carnival Plc	7	340
Carphone Warehouse Group Plc (l)	18	100
Casio Computer Co. Ltd. (l)	9	190
Compagnie Financiere Richemont AG	20	1,126
Compagnie Generale des Etablissements Michelin (l)	5	601
Compass Group Plc	79	529
Continental AG (l)	5	679
Daily Mail & General Trust	13	203
Daimaru Inc. (l)	8	104
DaimlerChrysler AG	36	2,939
Daito Trust Construction Co. Ltd. (l)	3	146
Daiwa House Industry Co. Ltd.	21	344
Denso Corp.	21	762
Dentsu Inc. (l)	-	204
D'ieteren SA	-	32
Douglas Holding AG	2	98

DSG International Plc	70	234
EDION Corp. (l)	3	39
Electrolux AB - Class B (l)	11	274
Emap Plc	10	153
EMI Group Plc	30	135
Eniro AB (l)	7	91
Enterprise Inns Plc	23	307
Esprit Holdings Ltd.	41	477
Fast Retailing Co. Ltd. (l)	2	163
Fiat SpA (b) (l)	21	524
First Choice Holidays Plc	19	105
Fisher & Paykel Appliances Holdings Ltd.	7	19
Folli - Follie SA	-	11
Fuji Photo Film Co. Ltd.	20	818
Fuji Television Network Inc.	-	37
George Wimpey Plc	16	196
Giordano International Ltd.	44	21
GKN Plc	27	202
Gruppo Editoriale L'Espresso SpA (l)	8	42
Gunze Ltd. (l)	6	35
Hakuhodo DY Holdings Inc. (l)	1	59
Hankyu Department Stores	5	46
Harvey Norman Holdings Ltd. (l)	25	95
Haseko Corp. (b)	40	144
Hennes & Mauritz AB - Class B (l)	18	1,065
Hermes International (l)	3	351
Hikari Tsushin Inc. (l)	1	46
HMV Group Plc (l)	18	39
Home Retail Group	36	316
Honda Motor Co. Ltd.	62	2,169
Husqvarna AB - Class B (b)	11	189
Inchcape Plc	18	208
Independent News & Media Plc	22	98
Inditex SA (l)	8	515
InterContinental Hotels Group Plc (l)	15	360
Isetan Co. Ltd.	7	129
ITV Plc	180	386
Jardine Cycle & Carriage Ltd.	6	46
John Fairfax Holdings Ltd. (l)	41	165
KarstadtQuelle AG (b), TBA (c)	3	102
Kesa Electrical Plc	20	132
Kingfisher Plc	89	489
Koninklijke Philips Electronics NV (l)	47	1,783
Kuoni Reisen Holding (b)	-	71
Ladbrokes Plc	24	187
Lagardere SCA (l)	5	379
Li & Fung Ltd.	86	270

Lottomatica SpA (l)	3	101
Luxottica Group SpA (l)	5	167
LVMH Moet Hennessy Louis Vuitton SA (l)	9	1,050
M6-Metropole Television (l)	3	111
Macquarie Communications Infrastructure Group	18	94
Makita Corp.	5	174
Marks & Spencer Group Plc	65	867
Marui Co. Ltd. (l)	11	135
Matsushita Electric Industrial Co. Ltd.	78	1,575
Mediaset SpA (l)	30	328
MFI Furniture Plc (b)	23	70
Mitchells & Butlers Plc	20	311
Mitsukoshi Ltd. (l)	13	60
Modern Times Group AB - Class B (b)	2	144
Namco Bandai Holdings Inc. (l)	7	114
Next Plc	9	398
NGK Spark Plug Co. Ltd. (l)	8	150
NH Hoteles SA (l)	3	59
NHK Spring Co. Ltd.	6	60
Nikon Corp. (l)	13	274
Nissan Motor Co. Ltd. (l)	90	966
Nisshinbo Industries Inc. (l)	6	75
Nitori Co. Ltd. (l)	1	72
Nobia AB (l)	2	78
NOK Corp. (l)	4	66
Nokian Renkaat Oyj	4	104
Onward Kashiyama Co. Ltd.	6	83
OPAP SA	8	316
Oriental Land Co. Ltd. (l)	2	107
Pacific Brands Ltd. (l)	22	55
Paddy Power Plc	2	58
PagesJaunes Groupe SA	4	97
PartyGaming Plc	33	33
Pearson Plc	30	523
Persimmon Plc	11	308
Peugeot SA (l)	6	434
Pioneer Corp. (l)	5	68
PPR SA	3	415
Premiere AG (b) (l)	2	43
Promotora de Informaciones SA (l)	3	77
ProSiebenSat.1 Media AG (l)	3	108
PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA (l)	4	61
Publicis Groupe (l)	6	280
Publishing & Broadcasting Ltd. (l)	5	82
Puma AG Rudolf Dassler Sport	-	164
Punch Taverns Plc	10	257
Rakuten Inc.	-	129

Rank Group Plc	14	58
Reed Elsevier NV (l)	27	474
Reed Elsevier Plc	51	606
Renault SA (l)	7	838
Reuters Group Plc	50	462
Rieter Holding AG	-	88
Rinnai Corp. (l)	2	43
Round One Corp.	-	26
Ryohin Keikaku Co. Ltd.	1	63
Sankyo Co. Ltd.	2	79
Sanoma-WSOY Oyj (l)	2	73
Sanyo Electric Co. Ltd. (b) (l)	55	94
Schibsted ASA (l)	2	92
Seat Pagine Gialle SpA (l)	153	94
Securitas Direct AB - B Class (b) (l)	11	30
Sega Sammy Holdings Inc. (l)	7	160
Sekisui Chemical Co. Ltd. (l)	16	127
Sekisui House Ltd. (l)	20	311
Shangri-La Asia Ltd.	52	129
Sharp Corp. (l)	40	771
Shimachu Co. Ltd.	1	41
Shimamura Co. Ltd. (l)	1	88
Shimano Inc. (l)	2	71
Signet Group Plc	68	169
Singapore Press Holdings Ltd.	61	178
Sky City Entertainment Group Ltd.	13	45
Sky Network Television Ltd. (l)	10	38
Societe Television Francaise 1 (l)	5	160
Sodexho Alliance SA (l)	4	272
Sogecable SA (b) (l)	2	62
Sony Corp.	40	2,043
Stanley Electric Co. Ltd.	6	114
Sumitomo Rubber Industries Inc. (l)	7	78
Swatch Group AG	2	108
Swatch Group AG - Class B	1	339
Tabcorp Holdings Ltd.	22	291
Takashimaya Co. Ltd. (l)	10	123
Tattersall's Ltd.	44	183
Taylor Woodrow Plc	21	204
Techtronic Industries Co.	40	48
Television Broadcasts Ltd.	12	75
Texwinca Holdings Ltd.	16	11
Thomson (l)	10	196
Toho Co. Ltd. (l)	5	100
Tokai Rika Co. Ltd. (l)	2	50
Tokyo Broadcasting System Inc.	1	33
Tokyo Style Co. Ltd.	2	22

Toyobo Co. Ltd. (l)	22	66
Toyoda Gosei Co. Ltd.	3	66
Toyota Industries Corp.	8	379
Toyota Motor Corp.	114	7,278
Trinity Mirror Plc	10	110
TUI AG (l)	9	213
USS Co. Ltd.	1	61
Valeo SA (l)	3	179
Vivendi Universal SA	46	1,852
Volkswagen AG (l)	7	992

Wacoal Holdings Corp. (l)	3	38
Warehouse Group Ltd.	6	28
Whitbread Plc	8	289
William Hill Plc	14	173
Wolters Kluwer NV	12	362
WPP Group Plc	45	679
Yamada Denki Co. Ltd.	3	317
Yamaha Corp.	7	156
Yamaha Motor Co. Ltd.	7	190
Yell Group Plc	30	360
Yue Yuen Industrial Holdings	29	98
		61,724
CONSUMER STAPLES - 7.9%
Aderans Co. Ltd. (l)	1	29
Aeon Co. Ltd.	27	530
Ajinomoto Co. Inc. (l)	24	276
Altadis SA	10	654
Asahi Breweries Ltd.	17	271
Axfood AB	1	52
Beiersdorf AG	4	248
Boots Group Plc	32	648
British American Tobacco Plc	62	1,945
C&C Group Plc	12	178
Cadbury Schweppes Plc	81	1,038
Carlsberg A/S	1	128
Carrefour SA (l)	24	1,766
Casino Guichard Perrachon SA (l)	2	190
Circle K Sunkus Co. Ltd. (l)	1	26
Coca Cola Hellenic Bottling Co. SA	4	185
Coca-Cola Amatil Ltd.	22	154
Coca-Cola West Japan Co. Ltd. (l)	2	48
Coles Myer Ltd. (l)	45	594
Colruyt SA	1	134
Danisco A/S (l)	2	148
Delhaize Group	3	280
Diageo Plc	107	2,162

East Asiatic Co. Ltd. (l)	1	26
Ebro Puleva SA (l)	3	76
FamilyMart Co. Ltd. (l)	2	67
Foster's Group Ltd.	79	438
Futuris Corp. Ltd. (l)	25	44
Gallaher Group Plc	25	556
Goodman Fielder Ltd.	35	69
Greencore Group Plc	8	47
Groupe Danone (l)	9	1,492
Heineken NV	10	500
Henkel KGaA	2	336
House Foods Corp. (l)	2	36
Iaws Group Plc	4	99
Imperial Tobacco Group Plc	27	1,204
InBev NV	7	517
Ito En Ltd. (l)	2	68
J Sainsbury Plc	57	615
Japan Tobacco Inc.	-	909
Jeronimo Martins (l)	1	33
Kao Corp. (l)	19	556
Katokichi Co. Ltd. (l)	5	31
Kerry Group Plc	5	148
Kesko Oyj (l)	3	144
Kikkoman Corp. (l)	6	77
Kirin Brewery Co. Ltd.	30	433
Koninklijke Ahold NV (b)	59	685
Kose Corp. (l)	1	43
Lawson Inc.	2	85
Lion Nathan Ltd. (l)	12	83
L'Oreal SA (l)	11	1,212
Matsumotokiyoshi Co. Ltd. (l)	1	25
Meiji Dairies Corp.	10	78
Meiji Seika Kaisha Ltd. (l)	12	56
Metro AG	6	450
Nestle SA	16	6,147
Nichirei Corp.	11	64
Nippon Meat Packers Inc. (l)	7	86
Nisshin Seifun Group Inc. (l)	7	70
Nissin Food Products Co. Ltd. (l)	3	114
Olam International Ltd.	16	32
Oriflame Cosmetics SA	2	62
PAN Fish ASA (b)	104	122
Pernod-Ricard SA (l)	4	731
QP Corp.	5	41
Reckitt Benckiser Plc	24	1,231
Royal Numico NV (l)	7	369
SABMiller Plc	36	783

Sapporo Holdings Ltd. (l)	8	56
Scottish & Newcastle Plc (l)	33	390
Seven & I Holdings Co. Ltd.	33	1,004
Shiseido Co. Ltd.	14	285
Suedzucker AG	2	46
Swedish Match AB (l)	13	231
Takara Holdings Inc. (l)	8	56
Tate & Lyle Plc	19	218
Tesco Plc	310	2,709
Total Produce Plc	7	7
Toyo Suisan Kaisha Ltd. (l)	3	59
Uni-Charm Corp. (l)	2	95
Unilever NV	67	1,960
Unilever Plc	49	1,476
UNY Co. Ltd.	5	69
Want Want Holdings Ltd. (l)	9	18
Woolworths Ltd.	48	1,046
Yakult Honsha Co. Ltd. (l)	4	92
Yamazaki Baking Co. Ltd. (l)	3	28
		42,619
ENERGY - 6.7%
Acergy SA (b) (l)	7	158
Aker Kvaerner ASA (b)	7	164
BG Group Plc	133	1,919
BP Plc	766	8,318
Caltex Australia Ltd.	5	99
D/S Torm A/S (l)	1	67
DET Norske Oljeselskap (b) (l)	26	47
ENI SpA (l)	102	3,314
Euronav NV	-	15
Frontline Ltd. (l)	2	69
Fugro NV	2	123
Hellenic Petroleum SA	3	44
Inpex Holdings Inc.	-	260
Lundin Petroleum AB (b) (l)	8	99
Motor Oil Hellas Corinth Refineries SA	2	50
Neste Oil Oyj (l)	5	169
Nippon Mining Holdings Inc.	35	302
Nippon Oil Corp. (l)	51	414
Norsk Hydro ASA (l)	28	940
Ocean RIG ASA (b) (l)	7	49
OMV AG	6	409
Origin Energy Ltd.	38	279
Paladin Resources Ltd. (b) (l)	20	161
Petroleum Geo-Services ASA (b)	7	193
ProSafe ASA	8	116
Repsol YPF SA	34	1,156

Royal Dutch Shell Plc - Class A	146	4,863
Royal Dutch Shell Plc - Class B	108	3,588
Santos Ltd.	23	191
SBM Offshore NV	5	195
SeaDrill Ltd. (b)	8	138
Showa Shell Sekiyu KK	7	82
Singapore Petroleum Co. Ltd.	3	10
Statoil ASA	25	674
Technip SA (l)	4	322
TGS Nopec Geophysical Co. ASA (b)	5	124
TonenGeneral Sekiyu KK (l)	10	111
Total SA (l)	86	6,023
Woodside Petroleum Ltd. (l)	18	580
WorleyParsons Ltd. (l)	7	152
		35,987
FINANCIALS - 28.5%
3i Group Plc	19	417
77 Bank Ltd. (l)	12	78
ABN AMRO Holding NV	72	3,086
Acom Co. Ltd. (l)	3	118
Aegon NV	56	1,116
Aeon Credit Service Co. Ltd.	3	46
Aiful Corp. (l)	3	97
Alleanza Assicurazioni SpA (l)	17	216
Allgreen Properties Ltd. (l)	17	19
Allianz AG	17	3,497
Allied Irish Banks Plc	34	1,003
Alpha Bank AE	15	465
AMP Ltd.	71	594
Amvescap Plc	30	334
Ascendas Real Estate Investment Trust	29	46
Assicurazioni Generali SpA (l)	38	1,607
Australia & New Zealand Banking Group Ltd.	72	1,737
Australian Stock Exchange Ltd.	7	256
Aviva Plc	102	1,509
AXA Asia Pacific Holdings Ltd. (l)	37	216
AXA SA (l)	66	2,789
Babcock & Brown Ltd.	10	216
Banca Intesa San Paolo RNC (l)	39	291
Banca Intesa San Paolo SpA (l)	285	2,164
Banca Monte dei Paschi di Siena SpA (l)	42	266
Banca Popolare di Milano SCRL (l)	17	267
Banca Popolare di Verona e Novara SCRL (l)	14	441
Banche Popolari Unite Scpa (l)	14	400
Banco Bilbao Vizcaya Argentaria SA (l)	139	3,422
Banco BPI SA	11	94
Banco Comercial Portugues SA	83	301

Banco Espirito Santo SA (l)	8	157
Banco Popular Espanol SA (l)	33	682
Banco Santander Central Hispano SA	233	4,152
Bank of East Asia Ltd.	60	352
Bank of Fukuoka Ltd. (f)	21	169
Bank of Ireland	38	815
Bank of Kyoto Ltd. (l)	9	103
Bank of Yokohama Ltd.	47	351
Barclays Plc	260	3,693
BNP Paribas (l)	33	3,429
BOC Hong Kong Holdings Ltd.	145	352
British Land Co. Plc	20	590
Brixton Plc	10	104
CapitaCommercial Trust (l)	43	79
CapitaLand Ltd.	49	258
Capitalia SpA (l)	68	616
CapitaMall Trust	36	89
Castellum AB (l)	5	78
Cattles Plc	12	95
Centro Properties Group (l)	33	231
CFS Retail Property Trust	52	93
Challenger Financial Services Group Ltd. (l)	18	69
Cheung Kong Holdings Ltd.	61	772
China Bank Ltd. (l)	29	256
City Developments Ltd. (l)	20	192
Close Brothers Group Plc	6	110
CNP Assurances (l)	2	220
Codan A/S (l)	-	43
Cofinimmo	-	59
Collins Stewart Plc (b)	8	42
Commerzbank AG	24	1,068
Commonwealth Bank of Australia	51	2,054
Commonwealth Property Office Fund	58	64
Corio NV	2	160
Corp. Mapfre SA (l)	19	99
Credit Agricole SA (l)	26	1,032
Credit Saison Co. Ltd.	6	207
Credit Suisse Group	46	3,267
D Carnegie AB (l)	2	43
Daiwa Securities Group Inc. (l)	53	640
Danske Bank A/S	20	931
DB RREEF Trust (l)	106	148
DBS Group Holdings Ltd.	43	607
Depfa Bank Plc	15	264
Deutsche Bank AG	21	2,770
Deutsche Boerse AG	4	907
Deutsche Postbank AG	3	283

Dexia SA	22	666
DnB NOR ASA (l)	26	361
E*Trade Securities Co. Ltd. (l)	-	65
EFG Eurobank Ergasias SA	9	348
Erste Bank der Oesterreichischen Sparkassen AG	7	581
Fabege AB (l)	3	70
Fondiaria-Sai SpA (l)	3	139
Fortis	46	2,094
Friends Provident Plc	68	257
Gecina SA	-	89
GPT Group	77	306
Great Portland Estates Plc	6	96
Groupe Bruxelles Lambert SA	3	339
Gunma Bank Ltd.	13	92
Hammerson Plc	11	373
Hang Lung Properties Ltd.	91	254
Hang Seng Bank Ltd.	30	426
HBOS Plc	146	3,004
Hellenic Exchanges SA	3	68
Henderson Land Development Co. Ltd.	35	204
Hitachi Capital Corp.	1	24
Hokugin Financial Group Inc. (l)	50	172
Hong Kong Exchanges & Clearing Ltd.	42	409
HSBC Holdings Plc	453	7,929
Hypo Real Estate Holding AG	5	349
Hysan Development Co. Ltd.	25	68
ICAP Plc	20	204
Immoeast Immobilien Anlagen AG (b)	12	179
Immofinanz Immobilien Anlagen AG (b)	19	298
ING Groep NV (l)	74	3,114
ING Industrial Fund	34	66
Insurance Australia Group Ltd.	71	339
Investa Property Group (l)	56	110
Investec Plc	13	173
IVG Immobilien AG	4	171
Jafco Co. Ltd.	1	77
Japan Prime Realty Investment Corp. (l)	-	70
Japan Real Estate Investment Corp. (l)	-	212
Japan Retail Fund Investment Corp.	-	138
Joyo Bank Ltd.	26	162
Jyske Bank (b)	2	191
KBC Groep NV	7	895
Keppel Land Ltd.	16	100
Kerry Properties Ltd. (l)	20	100
Kiwi Income Property Trust (l)	16	19
KK DaVinci Advisors (b) (l)	-	43
Klepierre (l)	1	145

Kungsleden AB (l)	6	102
Land Securities Group Plc	18	744
Legal & General Group Plc	253	791
Lend Lease Corp. Ltd. (l)	15	246
Leopalace21 Corp.	5	172
Liberty International Plc	11	265
Link REIT	81	194
Lloyds TSB Group Plc	232	2,556
London Stock Exchange Group Plc	7	179
Macquarie Bank Ltd.	10	651
Macquarie Goodman Group (l)	58	329
Macquarie Office Trust	67	82
Man Group Plc (l)	72	791
Matsui Securities Co. Ltd. (b)	4	34
Mediobanca SpA (l)	20	440
Mediolanum SpA (l)	10	78
Meinl European Land Ltd. (b)	12	342
Millea Holdings Inc.	29	1,058
Mirvac Group (l)	40	169
Mitsubishi Estate Co. Ltd.	45	1,478
Mitsubishi UFJ Financial Group Inc.	-	3,860
Mitsubishi UFJ Securities Co. (b) (l)	9	103
Mitsui Fudosan Co. Ltd.	32	940
Mitsui Sumitomo Insurance Co. Ltd.	46	577
Mitsui Trust Holding Inc.	27	266
Mizuho Financial Group Inc.	-	2,415
MLP AG (l)	2	56
Muenchener Rueckversicherungs AG (l)	8	1,385
Multiplex Group (l)	27	96
National Australia Bank Ltd.	64	2,105
National Bank of Greece SA	15	800
New World Development Co. Ltd.	108	244
Nikko Cordial Corp. (l)	32	450
Nippon Building Fund Inc.	-	314
Nishi-Nippon City Bank Ltd.	25	111
Nomura Holdings Inc.	71	1,471
Nomura Real Estate Office Fund Inc.	-	141
Nordea Bank AB (l)	80	1,278
NTT Urban Development Corp.	-	117
OKO Bank (l)	3	57
Old Mutual Plc	208	672
OMX AB (l)	3	62
ORIX Corp.	4	948
Oversea-Chinese Banking Corp.	101	597
Perpetual Ltd. (l)	2	129
Piraeus Bank SA	8	289
Promise Co. Ltd. (l)	3	102

Provident Financial Plc	11	175
Prudential Plc (d)	94	1,323
PSP Swiss Property AG (b) (l)	2	120
QBE Insurance Group Ltd.	31	797
Raiffeisen International Bank Holding AG	1	204
Resolution Plc	28	344
Resona Holdings Inc. (l)	-	479
Rodamco Europe NV	2	279
Royal Bank of Scotland Group Plc	128	4,982
Sampo Oyj	16	489
Sapporo Hokuyo Holdings Inc.	-	120
SBI Holdings Inc. (l)	-	151
Schroders Plc	6	137
SCOR (l)	42	116
SFCG Co. Ltd.	-	39
Shinko Securities Co. Ltd. (b) (l)	22	111
Shinsei Bank Ltd. (l)	61	292
Shizuoka Bank Ltd. (l)	21	224
Shui On Land Ltd.	75	62
Shun TAK Holdings Ltd.	30	40
Singapore Exchange Ltd.	31	134
Singapore Land Ltd. (l)	3	21
Sino Land Co.	62	134
Skandinaviska Enskilda Banken AB (l)	18	562
Slough Estates Plc	20	303
Societe Generale - Class A (l)	15	2,506
Sompo Japan Insurance Inc.	33	411
Standard Life Plc	80	496
Stockland	59	387
Storebrand ASA	9	147
Sumitomo Mitsui Financial Group Inc.	-	2,388
Sumitomo Realty & Development Co. Ltd.	15	569
Sumitomo Trust & Banking Co. Ltd.	49	511
Sun Hung Kai Properties Ltd.	56	648
Suncorp-Metway Ltd. (l)	29	490
Suntec Real Estate Investment Trust	40	52
Suruga Bank Ltd. (l)	8	104
Svenska Handelsbanken - Class A (l)	20	582
Swire Pacific Ltd.	36	398
Swiss Reinsurance (l)	13	1,224
Sydbank A/S (l)	3	142
T&D Holdings Inc. (l)	9	649
Takefuji Corp. (l)	4	166
Tokyo Tatemono Co. Ltd.	11	166
Tokyu Land Corp. (l)	16	182
Topdanmark A/S (b)	1	128
Tower Ltd. (b)	4	6

TrygVesta AS (l)	1	80
Tullett Prebon Plc (b)	8	80
UBS AG	78	4,622
Unibail SA (l)	2	544
UniCredito Italiano SpA (l)	310	2,953
Unipol SpA (l)	37	137
United Overseas Bank Ltd.	44	609
UOL Group Ltd.	23	76
Wereldhave NV (l)	1	155
Westfield Group	58	969
Westpac Banking Corp.	71	1,510
Wharf Holdings Ltd.	46	171
Wiener Staedtische Allgemeine Versicherung AG	1	78
Wihlborgs Fastigheter AB	1	15
Wing Hang Bank Ltd.	7	81
Wing Tai Holdings Ltd.	14	30
Zurich Financial Services AG	6	1,613
		153,491
HEALTH CARE - 6.5%
Alfresa Holdings Corp. (l)	1	51
Altana AG (l)	3	185
Ansell Ltd.	4	40
Astellas Pharma Inc.	21	895
AstraZeneca Plc	60	3,217
Celesio AG (l)	3	202
Chugai Pharmaceutical Co. Ltd. (l)	10	263
Cie Generale d'Optique Essilor International SA (l)	4	428
Cochlear Ltd. (l)	2	104
Coloplast A/S (l)	1	96
CSL Ltd.	7	450
Daiichi Sankyo Co. Ltd.	28	869
Eisai Co. Ltd. (l)	10	494
Elan Corp. Plc (b)	16	205
Elekta AB - Class B	3	57
Fisher & Paykel Healthcare Corp.	21	56
Fresenius Medical Care AG & Co. KGaA (l)	3	375
Getinge AB - Class B (l)	7	148
GlaxoSmithKline Plc	225	6,187
GN Store Nord (b) (l)	7	103
H Lundbeck A/S	3	61
Kaken Pharmaceutical Co. Ltd.	2	16
Kyowa Hakko Kogyo Co. Ltd. (l)	13	120
Mayne Nickless Ltd. (l)	24	70
Mediceo Paltac Holdings Co. Ltd.	7	124
Merck KGaA	3	339
Nobel Biocare Holding AG	1	339
Novartis AG (l)	91	5,226

Novo-Nordisk A/S - Class B (l)	9	852
Olympus Corp.	9	308
Omega Pharma SA	1	58
Orion Oyj (l)	4	108
Parkway Holdings Ltd. (l)	36	78
Phonak Holding AG	2	144
Qiagen NV (b)	5	82
Roche Holding AG (l)	28	4,904
Sanofi-Aventis (l)	40	3,469
Santen Pharmaceutical Co. Ltd. (l)	3	77
Shionogi & Co. Ltd. (l)	11	198
Smith & Nephew Plc	38	477
Sonic Healthcare Ltd. (l)	11	132
SSL International Plc	8	61
Straumann Holding AG (b) (l)	-	83
Suzuken Co. Ltd.	3	105
Synthes Inc.	2	234
Taisho Pharmaceutical Co. Ltd. (l)	6	110
Takeda Pharmaceutical Co. Ltd. (l)	35	2,322
Tanabe Seiyaku Co. Ltd.	8	109
Terumo Corp.	7	253
UCB SA	5	270
William Demant Holding (b)	1	99
Zeltia SA (b) (l)	9	84
		35,337
INDUSTRIALS - 11.3%
ABB Ltd. (l)	80	1,367
Abertis Infraestructuras SA	9	292
Acciona SA	1	248
ACS Actividades Construccion Y Servicios SA (l)	9	568
Adecco SA (l)	5	340
Aggreko Plc	13	128
Air France-KLM (l)	5	212
Alfa Laval AB (l)	4	198
All Nippon Airways Co. Ltd.	23	90
Alstom RGPT (b) (l)	4	556
Amada Co. Ltd.	13	149
Amano Corp. (l)	2	24
Amec Plc	16	165
Andritz AG (l)	-	85
AP Moller - Maersk Group	-	438
Arriva Plc	7	104
Arrk Corp. (l)	2	27
Asahi Glass Co. Ltd. (l)	37	521
Assa Abloy AB	13	298
Atlas Copco AB - Class A (l)	12	412
Atlas Copco AB - Class B (l)	8	258

Auckland International Airport Ltd.	43	74
Autostrade SpA (l)	11	351
BAE Systems Plc	125	1,131
Balfour Beatty Plc	16	146
BBA Aviation Plc	16	86
Bekaert SA	-	68
Biffa Plc	12	84
Bilfinger Berger AG (l)	2	161
Brambles Ltd. (b)	61	673
Brisa-Auto Estradas de Portugal SA (l)	11	144
British Airways Plc (b)	22	211
Buhrmann NV	3	46
Bunzl Plc	14	205
Capita Group Plc	23	314
Cargotec Corp. - Class B	1	88
Cathay Pacific Airways Ltd. (l)	38	97
Central Glass Co. Ltd.	8	54
Central Japan Railway Co.	-	671
Charter Plc (b)	7	121
Chiyoda Corp. (l)	5	110
Cie de Saint-Gobain (l)	13	1,228
Cintra Concesiones de Infraestructuras de Transporte SA (l)	8	158
Cobham Plc	46	190
ComfortDelgro Corp. Ltd.	67	88
Compagnie Maritime Belge SA	1	42
COMSYS Holdings Corp. (l)	5	54
Cookson Group Plc	8	97
Cosco Corp. Singapore Ltd.	36	68
CSR Ltd. (l)	43	120
Dai Nippon Printing Co. Ltd. (l)	24	378
Daifuku Co. Ltd. (l)	3	43
Daikin Industries Ltd.	9	327
Davis Service Group Plc	7	83
DCC Plc	3	103
De La Rue Plc	7	98
Deutsche Lufthansa AG	9	248
Deutsche Post AG	30	908
Downer EDI Ltd. (l)	13	72
DSV A/S (l)	1	128
East Japan Railway Co.	-	1,059
Ebara Corp. (l)	15	71
European Aeronautic Defence & Space Co. NV	13	397
Experian Group Ltd.	39	445
Fanuc Ltd.	7	652
Finmeccanica SpA (l)	11	343
Firstgroup Plc	18	239
FKI Plc (l)	18	40

FLSmidth & Co. A/S (l)	2	105
Flughafen Wien AG (l)	-	48
Fomento de Construcciones y Contratas SA (l)	2	190
Fraser and Neave Ltd.	34	113
Fuji Electric Holdings Co. Ltd. (l)	20	93
Fujikura Ltd. (l)	13	92
Furukawa Electric Co. Ltd.	25	153
Gamesa Corp. Tecnologica SA (l)	7	249
Geberit AG	-	243
Glory Ltd.	2	43
Goodwill Group Inc. (l)	-	35
Grafton Group Plc (b)	8	127
Group 4 Securicor Plc	47	184
Grupo Ferrovial SA (l)	3	254
Hagemeyer NV (b)	19	90
Hankyu Hanshin Holdings Inc. (l)	46	280
Haw Par Corp. Ltd.	3	16
Hays Plc	63	193
Heidelberger Druckmaschinen	3	132
Hellenic Technodomiki Tev SA	6	94
Hino Motors Ltd. (l)	8	43
Hitachi Cable Ltd.	4	23
Hitachi Construction Machinery Co. Ltd. (l)	4	95
Hitachi High-Technologies Corp.	2	63
Hochtief AG	2	172
Hopewell Holdings	23	89
Hutchison Whampoa Ltd.	83	798
Iberia Lineas Aereas de Espana	21	110
IMI Plc	12	140
Intertek Group Plc	6	101
Invensys Plc (b)	34	195
Ishikawajima-Harima Heavy Industries Co. Ltd. (l)	54	225
Itochu Corp.	61	605
Japan Airlines Corp. (b) (l)	36	75
Japan Steel Works Ltd. (l)	12	144
JGC Corp. (l)	9	148
Johnson Electric Holdings Ltd.	42	28
JS Group Corp.	11	241
JTEKT Corp.	7	128
Kajima Corp. (l)	35	179
Kamigumi Co. Ltd. (l)	11	95
Kawasaki Heavy Industries Ltd. (l)	56	237
Kawasaki Kisen Kaisha Ltd. (l)	21	199
KCI Konecranes Oyj (l)	3	85
Keihin Electric Express Railway Co. Ltd. (l)	18	138
Keio Corp.	19	132
Keisei Electric Railway Co. Ltd. (l)	12	77

Keppel Corp. Ltd.	22	276
Kinden Corp.	5	45
Kingspan Group Plc	5	125
Kintetsu Corp. (l)	61	192
Kokuyo Co. Ltd. (l)	3	44
Komatsu Ltd.	35	737
Komori Corp.	2	47
Kone Oyj (l)	3	177
Kubota Corp. (l)	45	394
Kuehne & Nagel International AG (l)	2	191
Kurita Water Industries Ltd.	5	109
Leighton Holdings Ltd.	5	147
Macquarie Airports	28	91
Macquarie Infrastructure Group	110	341
MAN AG	5	576
Marubeni Corp.	64	389
Matsushita Electric Works Ltd.	12	138
Meggitt Plc	18	103
Meitec Corp. (l)	1	45
Melco International Development Ltd.	31	56
Metso Oyj (l)	5	269
Michael Page International Plc	14	149
Minebea Co. Ltd.	12	74
Mitsubishi Corp.	52	1,212
Mitsubishi Electric Corp.	79	814
Mitsubishi Heavy Industries Ltd. (l)	125	808
Mitsubishi Logistics Corp. (l)	5	85
Mitsui & Co. Ltd.	60	1,120
Mitsui Engineering & Shipbuilding Co. Ltd. (l)	30	127
Mitsui OSK Lines Ltd. (l)	44	488
MTR Corp. (l)	61	152
National Express Group Plc	5	123
Neptune Orient Lines Ltd.	28	60
NGK Insulators Ltd. (l)	10	206
Nippon Express Co. Ltd.	31	194
Nippon Sheet Glass Co. Ltd. (l)	23	121
Nippon Yusen KK (l)	44	353
Nishimatsu Construction Co. Ltd. (l)	8	26
NKT Holding A/S	1	64
Noble Group Ltd. (l)	20	20
NSK Ltd.	18	172
NTN Corp. (l)	14	121
Obayashi Corp.	23	148
Odakyu Electric Railway Co. Ltd. (l)	22	161
OKUMA Corp. (l)	5	58
Okumura Corp. (l)	6	33
Orient Overseas International Ltd.	10	91

Orkla ASA (l)	7	517
OSG Corp. (l)	3	45
Park24 Co. Ltd.	4	48
Pirelli & C SpA (l)	120	132
Qantas Airways Ltd. (l)	36	154
Randstad Holdings NV (l)	2	158
Rentokil Initial Plc	71	226
Rheinmetall AG	2	160
Rolls-Royce Group Plc (b)	72	701
Ryanair Holdings Plc	2	14
Sacyr Vallehermoso SA (l)	4	220
Safran SA (l)	7	167
Sandvik AB (l)	38	678
Sanwa Shutter Corp.	9	56
SAS AB (b)	2	42
Scania AB - Class B (l)	4	311
Schindler Holding AG	2	126
Schneider Electric SA (virt-x) (l)	9	1,112
Secom Co. Ltd. (l)	8	371
Securitas AB - Class B (l)	13	193
Securitas Systems AB - B Class (b)	11	38
Seino Holdings Corp. (l)	6	57
SembCorp Industries Ltd.	32	107
SembCorp Marine Ltd.	21	49
Serco Group Plc	19	169
SGS SA	-	217
Shimizu Corp.	20	123
Siemens AG	33	3,536
Singapore Airlines Ltd.	22	241
Singapore Post Ltd.	42	31
Singapore Technologies Engineering Ltd. (l)	59	129
Skanska AB (b) (l)	15	332
SKF AB	17	349
SMC Corp.	2	309
Smiths Group Plc (l)	22	435
SMRT Corp. Ltd.	14	14
Societe BIC SA (l)	1	84
Societe Des Autoroutes Paris-Rhin-Rhone (l)	1	84
Sojitz Corp. (b)	27	114
Solarworld AG (l)	2	126
Sonae SGPS SA	39	88
Stagecoach Group Plc	32	113
Stolt-Nielsen SA	2	74
Sulzer AG	-	219
Sumitomo Corp.	43	774
Sumitomo Electric Industries Ltd. (l)	28	429
Sumitomo Heavy Industries Ltd.	22	219

Sydney Roads Group (l)	29	31
Taisei Corp.	33	122
Technical Olympic SA	2	5
Thales SA (l)	4	217
THK Co. Ltd.	4	99
TNT NV	17	776
Tobu Railway Co. Ltd. (l)	32	154
Toda Corp. (l)	6	29
Tokyu Corp. (l)	40	312
Toll Holdings Ltd. (l)	22	367
Tomkins Plc	33	171
Tomra Systems ASA (l)	6	41
Toppan Printing Co. Ltd. (l)	22	230
TOTO Ltd. (l)	11	110
Toyota Tsusho Corp. (l)	8	212
Transurban Group (l)	34	211
Travis Perkins Plc	4	169
Trelleborg AB (l)	3	85
Uponor Oyj (l)	3	101
Ushio Inc. (l)	4	73
Vallourec (l)	2	445
Vedior NV	7	157
Vestas Wind Systems A/S (b) (l)	7	401
Vinci SA (l)	8	1,279
Volvo AB - Class A (l)	4	325
Volvo AB - Class B (l)	8	713
Wartsila Oyj (l)	3	163
Wesfarmers Ltd. (l)	14	439
West Japan Railway Co.	-	309
Wienerberger AG (l)	3	169
Wolseley Plc	26	618
Yamato Transport Co. Ltd. (l)	14	226
YIT Oyj (l)	5	171
Zodiac SA (l)	2	115
		60,701
INFORMATION TECHNOLOGY - 5.3%
Access Co. Ltd. (b) (l)	-	36
Advantest Corp. (l)	6	280
Alcatel SA (l)	92	1,088
Alps Electric Co. Ltd. (l)	6	68
ARM Holdings Plc (l)	63	166
ASM Pacific Technology	6	32
ASML Holding NV (b)	18	454
Atos Origin SA (b)	3	197
Barco NV	-	46
Business Objects SA (b) (l)	4	138
Canon Inc.	43	2,326

Cap Gemini SA (l)	6	424
Chartered Semiconductor Manufacturing Ltd. (b) (l)	40	38
Citizen Watch Co. Ltd. (l)	14	127
Computershare Ltd.	18	155
Creative Technology Ltd.	2	13
CSK Holdings Corp. (l)	2	96
CSR Plc (b)	4	54
Dainippon Screen Manufacturing Co. Ltd. (l)	7	53
Dassault Systemes SA (l)	3	138
eAccess Ltd. (l)	-	20
Electrocomponents Plc	16	90
Elpida Memory Inc. (b) (l)	4	136
Foxconn International Holdings Ltd. (b) (l)	94	287
Fuji Soft ABC Inc. (l)	1	27
Fujitsu Ltd.	78	520
Getronics NV (l)	8	72
Hirose Electric Co. Ltd. (l)	1	132
Hitachi Ltd. (l)	137	1,063
Hoya Corp.	17	564
Ibiden Co. Ltd.	5	275
Index Corp. (l)	-	18
Indra Sistemas SA (l)	5	116
Infineon Technologies AG (b)	30	461
Intracom Holdings SA (b)	3	15
Itochu Techno-Science Corp. (l)	1	58
Keyence Corp.	1	321
Kingboard Chemical Holdings Ltd.	28	117
Konami Corp. (l)	3	86
Konica Minolta Holdings Inc. (l)	21	276
Kudelski SA (l)	2	70
Kyocera Corp.	7	632
LogicaCMG Plc	58	202
Logitech International SA (b)	7	188
Mabuchi Motor Co. Ltd. (l)	1	68
Micronas Semiconductor Holding AG (b) (l)	1	19
Misys Plc	19	89
Mitsumi Electric Co. Ltd.	3	103
Murata Manufacturing Co. Ltd.	8	577
NEC Corp.	84	451
NEC Electronics Corp. (b) (l)	1	27
Neopost SA (l)	1	174
NET One Systems Co. Ltd. (l)	-	18
Nidec Corp. (l)	5	290
Nintendo Co. Ltd. (l)	4	1,163
Nippon Electric Glass Co. Ltd. (l)	12	210
Nokia Oyj (b) (l)	160	3,677
Nomura Research Institute Ltd. (l)	4	118

NTT Data Corp. (l)	-	249
Obic Co. Ltd. (l)	-	59
OCE NV	5	85
Oki Electric Industry Co. Ltd. (b) (l)	21	40
Omron Corp.	8	226
Oracle Corp. Japan (l)	1	48
Otsuka Corp.	1	57
Premier Farnell Plc	11	44
Ricoh Co. Ltd.	27	608
Rohm Co. Ltd.	5	408
Sage Group Plc	50	254
Sanken Electric Co. Ltd. (l)	3	31
SAP AG	35	1,569
Seiko Epson Corp.	6	177
Shinko Electric Industries (l)	3	56
Solomon Systech International Ltd. (l)	43	7
STATS ChipPAC Ltd. (b) (l)	51	61
STMicroelectronics NV	28	531
Sumco Corp.	4	158
Taiyo Yuden Co. Ltd. (l)	4	83
Tandberg ASA (b)	6	129
TDK Corp.	5	451
Telefonaktiebolaget LM Ericsson - Class B (l)	586	2,158
Telelogic AB (b)	5	9
Tietoenator Oyj (l)	3	77
TIS Inc. (l)	2	43
Tiscali SpA (b) (l)	8	32
Tokyo Electron Ltd.	7	468
Tokyo Seimitsu Co. Ltd. (l)	1	41
Toshiba Corp. (l)	118	788
Trend Micro Inc. (l)	4	96
Unaxis Holding AG (b)	-	148
Uniden Corp.	2	16
United Business Media Plc	11	170
Venture Corp. Ltd.	12	114
Wincor Nixdorf AG	1	119
Yahoo! Japan Corp. (b) (l)	1	194
Yaskawa Electric Corp.	7	82
Yokogawa Electric Corp.	9	131
		28,676
MATERIALS - 8.6%
Acerinox SA (l)	8	197
Air Liquide (l)	5	1,134
Akzo Nobel NV	10	779
Alumina Ltd.	49	287
Amcor Ltd.	32	197
Anglo American Plc	55	2,916

Asahi Kasei Corp. (l)	48	349
BASF AG (l)	19	2,159
Bayer AG (l)	29	1,844
BHP Billiton Ltd.	138	3,339
BHP Billiton Plc	94	2,100
Billerud AB (l)	2	26
BlueScope Steel Ltd.	31	260
Boehler-Uddeholm AG	2	174
Boliden AB (l)	11	238
Boral Ltd.	23	155
Ciba Specialty Chemicals AG (l)	3	177
Cimpor Cimentos de Portugal SA (l)	10	81
Clariant AG (b) (l)	9	153
Corus Group Plc	34	407
CRH Plc	21	894
Daicel Chemical Industries Ltd.	10	68
Daido Steel Co. Ltd. (l)	13	84
Dainippon Ink and Chemicals Inc.	23	91
Denki Kagaku Kogyo K K	20	94
Dowa Mining Co. Ltd. (l)	10	102
Fletcher Building Ltd.	19	148
Givaudan	-	218
Hanson Plc	28	449
Hitachi Chemical Co. Ltd. (l)	4	99
Hoganas AB (l)	1	15
Holcim Ltd.	8	757
Holmen AB (l)	2	79
Iluka Resources Ltd. (l)	10	49
Imerys SA (l)	1	123
Imperial Chemical Industries Plc	48	469
Italcementi SpA (l)	2	74
James Hardie Industries NV	22	148
JFE Holdings Inc. (l)	22	1,329
Johnson Matthey Plc	9	283
JSR Corp. (l)	7	157
Kaneka Corp.	13	124
Kansai Paint Co. Ltd.	8	68
Kobe Steel Ltd. (l)	115	464
Koninklijke DSM NV	6	282
Kuraray Co. Ltd. (l)	13	140
Lafarge SA (l)	6	911
Linde AG (l)	4	481
Lonza Group AG	2	150
Mayr-Melnhof Karton AG	-	31
Mitsubishi Chemical Holdings Corp.	48	404
Mitsubishi Gas Chemical Co. Inc.	15	144
Mitsubishi Materials Corp.	37	176

Mitsubishi Rayon Co. Ltd.	21	140
Mitsui Chemicals Inc. (l)	23	201
Mitsui Mining & Smelting Co. Ltd. (l)	25	137
Mittal Steel Co. NV	31	1,637
Newcrest Mining Ltd.	14	271
Nippon Kayaku Co. Ltd. (l)	7	58
Nippon Light Metal Co.	21	60
Nippon Paper Group Inc.	-	110
Nippon Shokubai Co. Ltd. (l)	4	43
Nippon Steel Corp. (l)	246	1,729
Nissan Chemical Industries Ltd. (l)	5	65
Nisshin Steel Co. Ltd.	34	147
Nitto Denko Corp.	7	305
Norske Skogindustrier ASA (l)	8	140
Novozymes A/S (l)	2	150
OJI Paper Co. Ltd. (l)	30	159
OneSteel Ltd.	23	96
Orica Ltd. (l)	12	240
Outokumpu Oyj (l)	4	129
PaperlinX Ltd.	26	86
Rautaruukki Oyj (l)	3	161
Rexam Plc	22	240
RHI AG (b) (l)	1	54
Rinker Group Ltd.	36	522
Rio Tinto Ltd. (l)	11	707
Rio Tinto Plc	40	2,285
Salzgitter AG	2	235
Shin-Etsu Chemical Co. Ltd.	16	970
Showa Denko KK (l)	43	162
Solvay SA	2	384
Sonae Industria SGPS SA (b) (l)	3	33
SSAB Svenskt Stal AB - Class A (l)	6	193
SSAB Svenskt Stal AB - Class B (l)	3	80
Stora Enso Oyj - Class R (l)	22	384
Sumitomo Bakelite Co. Ltd. (l)	6	43
Sumitomo Chemical Co. Ltd.	62	468
Sumitomo Metal Industries Ltd.	165	853
Sumitomo Metal Mining Co. Ltd. (l)	21	405
Sumitomo Osaka Cement Co. Ltd.	13	39
Sumitomo Titanium Corp. (l)	1	67
Svenska Cellulosa AB (l)	8	405
Syngenta AG (b) (l)	4	771
Taiheiyo Cement Corp.	33	146
Taiyo Nippon Sanso Corp.	10	90
Teijin Ltd.	33	186
ThyssenKrupp AG	14	674
Titan Cement Co. SA	2	128

Toho Titanium Co. Ltd. (l)	1	49
Tokuyama Corp. (l)	10	175
Tokyo Steel Manufacturing Co. Ltd. (l)	3	50
Toray Industries Inc. (l)	51	369
Tosoh Corp. (l)	21	108
Toyo Seikan Kaisha Ltd. (l)	7	143
Ube Industries Ltd.	37	117
Umicore	1	168
UPM-Kymmene Oyj (l)	20	505
Viohalco	4	58
Voestalpine AG (l)	3	242
Xstrata Plc	24	1,212
Yara International ASA (l)	8	225
Zeon Corp.	7	72
Zinifex Ltd. (l)	19	239
		46,397
TELECOMMUNICATION SERVICES - 5.2%
Belgacom SA (l)	6	286
Bouygues (l)	8	593
BT Group Plc	320	1,914
Cable & Wireless Plc	100	328
Cosmote Mobile Telecommunications SA	4	127
Deutsche Telekom AG (l)	112	1,859
Elisa Oyj (l)	6	160
France Telecom SA (l)	67	1,780
Hellenic Telecommunications Organization SA (b)	13	343
Hutchison Telecommunications International Ltd. (b) (l)	57	116
KDDI Corp.	-	759
Mobistar SA	1	98
Nippon Telegraph & Telephone Corp.	-	1,105
NTT DoCoMo Inc. (l)	1	1,371
PCCW Ltd.	146	87
Portugal Telecom SGPS SA	31	415
Royal KPN NV	75	1,163
Singapore Telecommunications Ltd.	288	622
SoftBank Corp. (b) (l)	30	769
Swisscom AG (l)	1	265
Tele2 AB (l)	13	216
Telecom Corp. Ltd. (l)	83	279
Telecom Italia SpA (l)	675	1,830
Telefonica SA	175	3,850
Telekom Austria AG	15	367
Telenor ASA	29	518
TeliaSonera AB (l)	79	686
Telstra Corp. Ltd. - INS RECP	55	143
Telstra Corp. Ltd. (l)	113	426
Vodafone Group Plc	2,059	5,489

		27,964
UTILITIES - 5.4%
AGL Energy Ltd. (l)	17	221
Alinta Ltd. (l)	19	225
Centrica Plc	145	1,105
Cheung Kong Infrastructure Holdings Ltd. (l)	14	49
Chubu Electric Power Co. Inc. (l)	27	911
CLP Holdings Ltd.	73	536
Contact Energy Ltd. (l)	13	83
E.ON AG	24	3,285
Electric Power Development Co. (l)	6	318
Endesa SA (l)	30	1,631
Enel SpA	166	1,778
Energias de Portugal SA (l)	79	424
Fortum Oyj (l)	17	487
Gas Natural SDG SA	7	333
Gaz de France (l)	8	350
Hokkaido Electric Power Co. Inc. (l)	7	183
Hong Kong & China Gas	148	331
HongKong Electric Holdings	52	264
Iberdrola SA (l)	30	1,434
International Power Plc	60	470
Kansai Electric Power Co. Inc. (l)	30	857
Kelda Group Plc (l)	15	276
Kyushu Electric Power Co. Inc. (l)	15	435
National Grid Plc	105	1,644
Osaka Gas Co. Ltd. (l)	80	310
Public Power Corp.	4	100
RWE AG (l)	18	1,988
Scottish & Southern Energy Plc	33	1,008
Scottish Power Plc (l)	58	905
Severn Trent Plc	9	261
Snam Rete Gas SpA (l)	39	248
Sociedad General de Aguas de Barcelona SA (l)	2	85
Suez SA - Strip VVPR (b) (f)	3	-
Suez SA (l)	39	2,062
Terna SpA (l)	45	166
Tohoku Electric Power Co. Inc. (l)	16	414
Tokyo Electric Power Co. Inc.	48	1,652
Tokyo Gas Co. Ltd.	91	507
Union Fenosa SA (l)	5	264
United Utilities Plc	33	493
Vector Ltd. (l)	9	19
Veolia Environnement (l)	11	840
Verbund - Oesterreichische Elektrizitaetswirtschafts AG (l)	4	173
		29,125

Total Common Stocks (cost $381,756)		522,021

PREFERRED STOCKS - 0.2%
CONSUMER DISCRETIONARY - 0.2%
Porsche AG	-	472
Volkswagen AG	4	442

Total Preferred Stocks (cost $423)		914

RIGHTS - 0.0%
Fabege AB (f)	3	2
Meggitt Plc	9	17
Dowa Mining Co. Ltd. (f) (l)	10	-

Total Rights (cost $12)		19

SHORT TERM INVESTMENTS - 35.7%
Mutual Funds - 2.1%
JNL Money Market Fund, 5.18% (a) (d)	11,207	11,207

Securities Lending Collateral - 33.4%
Mellon GSL Delaware Business Trust Collateral Fund, 5.39% (a) (d)	180,359	180,359

U.S. Treasury Securities - 0.2%
U.S. Treasury Bill, 4.95%, 06/14/07 (k) (q)	$1,005	996

Total Short Term Investments (cost $192,561)		192,562

Total Investments - 132.7% (cost $574,752)		715,516
Other Assets and Liabilities, Net - (32.7%)		(176,446)
Total Net Assets - 100%		$539,070

JNL/Mellon Capital Management S&P 400 MidCap Index Fund
COMMON STOCKS - 98.0%
CONSUMER DISCRETIONARY - 14.6%
99 Cents Only Stores (b) (l)	16	$229
Advance Auto Parts	38	1,464
Aeropostale Inc. (b)	19	762
American Eagle Outfitters Inc.	72	2,162
American Greetings Corp.	21	479
AnnTaylor Stores Corp. (b)	26	1,003
Applebee's International Inc.	27	664
ArvinMeritor Inc.	26	475
Bandag Inc. (l)	4	196
Barnes & Noble Inc.	18	728
Beazer Homes USA Inc. (l)	13	390
Belo Corp.	32	597
Blyth Inc.	9	181
Bob Evans Farms Inc.	13	466
Borders Group Inc. (l)	20	414
BorgWarner Inc.	21	1,572
Boyd Gaming Corp. (l)	15	734
Brinker International Inc.	44	1,438
Callaway Golf Co. (l)	21	332
Career Education Corp. (b) (l)	34	1,042
Carmax Inc. (b)	77	1,894
Catalina Marketing Corp. (l)	13	419
CBRL Group Inc. (l)	11	516
Charming Shoppes Inc. (b)	43	554
Cheesecake Factory Inc. (b) (l)	28	752
Chico's FAS Inc. (b) (l)	63	1,543
Claire's Stores Inc.	33	1,076
Coldwater Creek Inc. (b)	21	416
Corinthian Colleges Inc. (b) (l)	32	434
DeVry Inc.	20	600
Dick's Sporting Goods Inc. (b)	14	790
Dollar Tree Stores Inc. (b)	37	1,411
Entercom Communications Corp.	10	279
Foot Locker Inc.	56	1,318
Furniture Brands International Inc. (l)	16	257
GameStop Corp. - Class A (b) (l)	55	1,776
Gentex Corp. (l)	50	813
HanesBrands Inc. (b)	35	1,020
Harte-Hanks Inc.	18	486
Hovnanian Enterprises Inc. - Class A (b) (l)	13	338
International Speedway Corp. - Class A	13	666
ITT Educational Services Inc. (b)	12	940
John Wiley & Sons Inc.	16	603
Laureate Education Inc. (b)	19	1,092
Lear Corp. (b)	27	1,004
Lee Enterprises Inc. (l)	16	488

MDC Holdings Inc. (l)	13	604
Media General Inc.	9	355
Modine Manufacturing Co.	12	278
Mohawk Industries Inc. (b) (l)	19	1,584
NetFlix Inc. (b) (l)	21	496
O'Reilly Automotive Inc. (b) (l)	41	1,350
OSI Restaurant Partners Inc.	27	1,068
Pacific Sunwear of California (b)	24	498
Payless Shoesource Inc. (b)	24	789
PetSmart Inc. (l)	49	1,608
Phillips-Van Heusen	19	1,132
Regis Corp. (l)	15	625
Rent-A-Center Inc. (b)	25	710
Ross Stores Inc. (l)	50	1,728
Ruby Tuesday Inc. (l)	21	591
Ryland Group Inc. (l)	15	628
Saks Inc. (l)	50	1,042
Scholastic Corp. (b)	9	282
Scientific Games Corp. - Class A (b) (l)	23	770
Sotheby's Holdings - Class A	20	886
Strayer Education Inc.	5	617
Thor Industries Inc.	12	480
Timberland Co. - Class A (b) (l)	18	477
Toll Brothers Inc. (b)	46	1,249
Tupperware Brands Corp. (l)	22	554
Urban Outfitters Inc. (b) (l)	40	1,069
Valassis Communications Inc. (b) (l)	17	284
Washington Post Co.	2	1,544
Westwood One Inc. (l)	24	165
Williams-Sonoma Inc. (l)	40	1,429
		61,705
CONSUMER STAPLES - 2.5%
Alberto-Culver Co.	29	672
BJ's Wholesale Club Inc. (b)	23	784
Church & Dwight Co. Inc. (l)	24	1,188
Energizer Holdings Inc. (b) (l)	20	1,721
Hansen Natural Corp. (b) (l)	22	831
Hormel Foods Corp.	26	979
JM Smucker Co.	20	1,087
Lancaster Colony Corp.	8	350
PepsiAmericas Inc.	22	481
Ruddick Corp. (l)	13	387
Smithfield Foods Inc. (b)	36	1,075
Tootsie Roll Industries Inc. (l)	9	277
Universal Corp. (l)	9	556
		10,388
ENERGY - 8.0%

Arch Coal Inc. (l)	51	1,571
Cameron International Corp. (b) (l)	40	2,537
Cimarex Energy Co. (l)	30	1,109
Denbury Resources Inc. (b)	43	1,291
Encore Acquisition Co. (b)	18	445
FMC Technologies Inc. (b)	24	1,694
Forest Oil Corp. (b) (l)	20	660
Frontier Oil Corp.	38	1,256
Grant Prideco Inc. (b)	46	2,290
Hanover Compressor Co. (b) (l)	36	810
Helmerich & Payne Inc.	37	1,113
Newfield Exploration Co. (b)	47	1,948
Noble Energy Inc.	61	3,648
Overseas Shipholding Group (l)	11	667
Patterson-UTI Energy Inc.	56	1,263
Pioneer Natural Resources Co. (l)	44	1,913
Plains Exploration & Production Co. (b) (l)	27	1,217
Pogo Producing Co. (l)	21	1,013
Pride International Inc. (b)	59	1,788
Quicksilver Resources Inc. (b) (l)	20	794
Southwestern Energy Co. (b)	61	2,487
Superior Energy Services Inc. (b)	29	1,000
Tidewater Inc. (l)	21	1,212
		33,726
FINANCIALS - 16.5%
AG Edwards Inc.	27	1,842
AMB Property Corp.	36	2,089
American Financial Group Inc.	24	834
AmeriCredit Corp. (b) (l)	42	966
Arthur J Gallagher & Co. (l)	35	1,003
Associated Bancorp (l)	47	1,576
Astoria Financial Corp.	30	809
Bank of Hawaii Corp.	18	950
Brown & Brown Inc. (l)	41	1,120
Cathay General Bancorp (l)	18	606
City National Corp.	14	1,060
Colonial BancGroup Inc.	55	1,360
Cullen/Frost Bankers Inc.	22	1,127
Eaton Vance Corp.	45	1,619
Everest Re Group Ltd.	23	2,212
Fidelity National Title Group Inc. - Class A	80	1,911
First American Corp.	35	1,758
First Niagara Financial Group Inc. (l)	38	529
FirstMerit Corp. (l)	28	596
Greater Bay Bancorp	18	487
Hanover Insurance Group Inc.	18	852
HCC Insurance Holdings Inc.	40	1,240

Highwoods Properties Inc. (l)	20	800
Horace Mann Educators Corp.	15	306
Hospitality Properties Trust	34	1,579
IndyMac Bancorp Inc. (l)	25	807
Investors Financial Services Corp.	24	1,380
Jefferies Group Inc.	38	1,096
Leucadia National Corp. (l)	58	1,715
Liberty Property Trust (l)	33	1,601
Longview Fibre Co.	23	568
Macerich Co.	26	2,386
Mack-Cali Realty Corp.	24	1,162
Mercury General Corp. (l)	13	680
New Plan Excel Realty Trust (l)	37	1,230
New York Community Bancorp Inc. (l)	94	1,645
Nuveen Investments Inc. - Class A (l)	29	1,350
Ohio Casualty Corp.	22	645
Old Republic International Corp.	83	1,837
PMI Group Inc. (l)	31	1,412
Potlatch Corp. (l)	14	642
Protective Life Corp.	25	1,110
Radian Group Inc. (l)	29	1,577
Raymond James Financial Inc.	33	991
Rayonier Inc.	28	1,195
Regency Centers Corp.	25	2,077
SEI Investments Co.	23	1,373
StanCorp Financial Group Inc.	19	948
SVB Financial Group (b)	12	588
TCF Financial Corp. (l)	40	1,064
UDR Inc. (l)	49	1,492
Unitrin Inc. (l)	14	654
Waddell & Reed Financial Inc. - Class A	30	705
Washington Federal Inc. (l)	32	740
Webster Financial Corp.	20	976
Weingarten Realty Investors (l)	27	1,292
WestAmerica Bancorp (l)	11	532
Wilmington Trust Corp.	25	1,039
WR Berkley Corp.	61	2,020
		69,760
HEALTH CARE - 11.0%
Advanced Medical Optics Inc. (b) (l)	22	800
Affymetrix Inc. (b) (l)	25	740
Apria Healthcare Group Inc. (b) (l)	16	515
Beckman Coulter Inc. (l)	22	1,417
Cephalon Inc. (b) (l)	24	1,681
Cerner Corp. (b) (l)	24	1,282
Charles River Laboratories International Inc. (b)	24	1,114
Community Health Systems Inc. (b)	34	1,193

Covance Inc. (b)	23	1,365
Cytyc Corp. (b)	41	1,412
DENTSPLY International Inc. (l)	55	1,790
Edwards Lifesciences Corp. (b) (l)	21	1,056
Gen-Probe Inc. (b)	18	857
Health Management Associates Inc. (l)	87	948
Health Net Inc. (b)	41	2,192
Henry Schein Inc. (b) (l)	32	1,744
Hillenbrand Industries Inc.	22	1,314
Intuitive Surgical Inc. (b) (l)	13	1,623
Invitrogen Corp. (b) (l)	17	1,078
LifePoint Hospitals Inc. (b)	21	790
Lincare Holdings Inc. (b)	32	1,165
Martek Biosciences Corp. (b)	11	224
Medics Pharmaceutical Corp. (l)	20	618
Millennium Pharmaceuticals Inc. (b) (l)	114	1,298
Omnicare Inc. (l)	44	1,736
Par Pharmaceutical Cos. Inc. (b) (l)	13	319
PDL BioPharma Inc. (b) (l)	42	901
Perrigo Co. (l)	26	467
Pharmaceutical Product Development Inc.	37	1,258
Psychiatric Solutions Inc. (b)	19	780
Resmed Inc. (b) (l)	28	1,391
Sepracor Inc. (b) (l)	40	1,846
STERIS Corp. (l)	23	605
Techne Corp. (b)	14	802
Triad Hospitals Inc. (b)	32	1,659
Universal Health Services Inc.	19	1,103
Valeant Pharmaceutical International (l)	34	594
Varian Inc. (b)	11	642
VCA Antech Inc. (b)	30	1,089
Ventana Medical Systems Inc. (b) (l)	12	486
Vertex Pharmaceuticals Inc. (b) (l)	46	1,278
WellCare Health Plans Inc. (b) (l)	12	1,019
		46,191
INDUSTRIALS - 15.3%
Adesa Inc.	32	873
AGCO Corp. (b) (l)	33	1,215
AirTran Holdings Inc. (b) (l)	34	344
Alaska Air Group Inc. (b)	14	530
Alexander & Baldwin Inc. (l)	15	750
Alliant Techsystems Inc. (b) (l)	12	1,043
Ametek Inc.	38	1,319
Avis Budget Group Inc. (b)	36	996
Brink's Co.	17	1,107
Carlisle Cos. Inc.	22	943
ChoicePoint Inc. (b)	28	1,042

Con-Way Inc.	16	816
Copart Inc. (b)	25	695
Corporate Executive Board Co. (l)	14	1,038
Crane Co.	18	742
Deluxe Corp.	18	610
Donaldson Co. Inc.	24	868
DRS Technologies Inc.	15	762
Dun & Bradstreet Corp.	21	1,945
Expeditors International Washington Inc. (l)	77	3,175
Fastenal Co. (l)	45	1,581
Federal Signal Corp.	17	270
Flowserve Corp.	20	1,139
GATX Corp. (l)	19	913
Graco Inc.	24	940
Granite Construction Inc. (l)	12	675
Harsco Corp.	30	1,356
Herman Miller Inc. (l)	22	753
HNI Corp. (l)	17	784
Hubbell Inc. - Class B (l)	22	1,041
Jacobs Engineering Group Inc. (b)	42	1,983
JB Hunt Transport Services Inc.	36	945
JetBlue Airways Corp. (b) (l)	62	714
Joy Global Inc. (l)	39	1,660
Kelly Services Inc. - Class A	8	251
Kennametal Inc.	14	941
Korn/Ferry International (b)	15	335
Lincoln Electric Holdings Inc.	15	912
Manpower Inc.	31	2,256
Mine Safety Appliances Co. (l)	11	459
MSC Industrial Direct Co. - Class A	19	881
Navigant Consulting Inc. (b) (l)	19	366
Nordson Corp. (l)	12	546
Oshkosh Truck Corp.	27	1,409
Pentair Inc.	36	1,120
Precision Castparts Corp.	49	5,119
Quanta Services Inc. (b) (l)	43	1,074
Republic Services Inc. - Class A	61	1,685
Rollins Inc.	10	228
Roper Industries Inc.	32	1,734
Sequa Corp. - Class A (b)	2	286
SPX Corp.	21	1,507
Stericycle Inc. (b)	16	1,299
Swift Transportation Co. Inc. (b)	19	583
Teleflex Inc.	14	959
Thomas & Betts Corp. (b)	19	904
Timken Co.	34	1,028
Trinity Industries Inc. (l)	29	1,206

United Rentals Inc. (b) (l)	24	661
Werner Enterprises Inc. (l)	18	329
YRC Worldwide Inc. (b) (l)	21	829
		64,474
INFORMATION TECHNOLOGY - 15.3%
3Com Corp. (b)	145	565
Activision Inc. (b) (l)	90	1,699
Acxiom Corp.	24	519
ADTRAN Inc. (l)	23	552
Advent Software Inc. (b) (l)	7	239
Alliance Data Systems Corp. (b)	24	1,463
Amphenol Corp. - Class A	32	2,065
Andrew Corp. (b)	56	590
Arrow Electronics Inc. (b)	44	1,667
Atmel Corp. (b)	154	777
Avnet Inc. (b)	46	1,670
Avocent Corp. (b) (l)	18	477
BISYS Group Inc. (b) (l)	44	505
Cadence Design Systems Inc. (b) (l)	101	2,117
CDW Corp. (l)	22	1,339
Ceridian Corp. (b)	51	1,768
CheckFree Corp. (b) (l)	31	1,166
CommScope Inc. (b)	22	925
Cree Inc. (b) (l)	27	451
CSG Systems International Inc. (b)	16	399
Cypress Semiconductor Corp. (b) (l)	67	1,234
Diebold Inc. (l)	24	1,128
DST Systems Inc. (b) (l)	20	1,496
Dycom Industries Inc. (b) (l)	14	366
F5 Networks Inc. (b)	15	991
Fair Isaac Corp.	21	796
Fairchild Semiconductor International Inc. (b) (l)	45	745
Gartner Inc. - Class A (b) (l)	19	458
Global Payments Inc.	25	840
Harris Corp.	48	2,453
Imation Corp.	13	516
Ingram Micro Inc. - Class A (b)	51	991
Integrated Device Technology Inc. (b)	71	1,090
International Rectifier Corp. (b) (l)	26	997
Intersil Corp.	48	1,263
Jack Henry & Associates Inc. (l)	27	653
Kemet Corp. (b)	29	225
Lam Research Corp. (b)	51	2,410
Lattice Semiconductor Corp. (b)	40	232
Macrovision Corp. (b)	19	477
McAfee Inc. (b)	57	1,667
MEMC Electronic Materials Inc. (b)	60	3,656

Mentor Graphics Corp. (b)	31	506
Micrel Inc. (b)	19	209
Microchip Technology Inc. (l)	78	2,757
MoneyGram International Inc.	30	839
MPS Group Inc. (b)	37	528
National Instruments Corp.	20	533
Newport Corp. (b) (l)	13	219
Palm Inc. (b) (l)	36	657
Parametric Technology Corp. (b)	40	758
Plantronics Inc. (l)	18	427
Plexus Corp. (b)	15	264
Polycom Inc. (b) (l)	33	1,090
Powerwave Technologies Inc. (b) (l)	46	261
RF Micro Devices Inc. (b) (l)	67	416
Semtech Corp. (b)	26	352
Silicon Laboratories Inc. (b) (l)	19	579
SRA International Inc. - Class A (b)	14	345
Sybase Inc. (b)	33	838
Synopsys Inc. (b)	52	1,369
Tech Data Corp. (b)	20	703
Transaction Systems Architects Inc. (b)	14	444
Triquint Semiconductor Inc. (b) (l)	47	235
UTStarcom Inc. (b) (l)	36	295
ValueClick Inc. (b)	36	936
Vishay Intertechnology Inc. (b)	66	930
Western Digital Corp. (b) (l)	79	1,331
Wind River Systems Inc. (b)	26	261
Zebra Technologies Corp. (b) (l)	24	933
		64,652
MATERIALS - 6.0%
Airgas Inc.	28	1,191
Albemarle Corp.	28	1,175
Bowater Inc. (l)	21	488
Cabot Corp. (l)	23	1,105
Chemtura Corp. (l)	87	949
Commercial Metals Co.	43	1,333
Cytec Industries Inc.	15	824
Ferro Corp.	16	343
Florida Rock Industries Inc. (l)	18	1,195
FMC Corp.	14	1,040
Glatfelter (l)	15	225
Louisiana-Pacific Corp.	38	754
Lubrizol Corp.	25	1,282
Lyondell Chemical Co.	77	2,306
Martin Marietta Materials Inc. (l)	16	2,188
Minerals Technologies Inc. (l)	7	405
Olin Corp. (l)	26	440

Packaging Corp.	30	720
Reliance Steel & Aluminum Co. (l)	23	1,123
RPM International Inc.	43	995
Scotts Miracle-Gro Co. (l)	16	689
Sensient Technologies Corp. (l)	17	451
Sonoco Products Co.	36	1,345
Steel Dynamics Inc.	32	1,369
Valspar Corp.	37	1,023
Worthington Industries Inc. (l)	26	530
		25,488
TELECOMMUNICATION SERVICES - 0.8%
Cincinnati Bell Inc. (b)	91	426
NeuStar Inc. - Class A (b) (l)	23	642
Telephone & Data Systems Inc.	37	2,229
		3,297
UTILITIES - 8.0%
AGL Resources Inc.	28	1,195
Alliant Energy Corp.	42	1,872
Aqua America Inc. (l)	48	1,069
Aquila Inc. (b)	136	570
Black Hills Corp. (l)	12	449
DPL Inc. (l)	41	1,265
Duquesne Light Holdings Inc. (l)	30	601
Energy East Corp.	56	1,374
Equitable Resources Inc.	44	2,111
Great Plains Energy Inc. (l)	31	1,004
Hawaiian Electric Industries Inc. (l)	29	763
Idacorp Inc.	16	538
MDU Resources Group Inc.	65	1,871
National Fuel Gas Co. (l)	30	1,288
Northeast Utilities	55	1,817
NSTAR (l)	38	1,349
OGE Energy Corp.	33	1,275
Oneok Inc.	40	1,792
Pepco Holdings Inc.	69	2,007
PNM Resources Inc. (l)	27	883
Puget Energy Inc.	42	1,079
SCANA Corp.	42	1,810
Sierra Pacific Resources (b)	80	1,383
Vectren Corp. (l)	27	786
Westar Energy Inc. (l)	32	867
WGL Holdings Inc.	18	571
Wisconsin Energy Corp.	42	2,037
		33,626

Total Common Stocks (cost $343,030)		413,307

SHORT TERM INVESTMENTS - 36.8%
Mutual Funds - 1.4%
JNL Money Market Fund, 5.18% (a) (d)	6,066	6,066

Securities Lending Collateral - 35.2%
Mellon GSL Delaware Business Trust Collateral Fund, 5.39% (a) (d)	148,373	148,373

U.S. Treasury Securities - 0.2%
U.S. Treasury Bill, 4.95%, 06/14/07 (k) (q)	$660	653

Total Short Term Investments (cost $155,092)		155,092

Total Investments - 134.8% (cost $498,122)		568,399
Other Assets and Liabilities, Net - (34.8%)		(146,770)
Total Net Assets - 100%		$421,629

JNL/Mellon Capital Management S&P 500 Index Fund
COMMON STOCKS - 98.6%
CONSUMER DISCRETIONARY - 10.3%
Abercrombie & Fitch Co. - Class A	3	$246
Amazon.Com Inc. (b) (l)	14	545
Apollo Group Inc. - Class A (b)	7	296
AutoNation Inc. (b) (l)	7	145
AutoZone Inc. (b)	2	284
Bed Bath & Beyond Inc. (b) (l)	12	500
Best Buy Co. Inc.	18	899
Big Lots Inc. (b) (l)	5	144
Black & Decker Corp.	3	245
Brunswick Corp. (l)	4	126
Carnival Corp.	20	947
CBS Corp. - Class B (l)	35	1,073
Centex Corp.	5	206
Circuit City Stores Inc.	6	102
Clear Channel Communications Inc.	23	794
Coach Inc. (b)	17	838
Comcast Corp. - Class A (b) (l)	142	3,681
Darden Restaurants Inc.	7	276
Dillard's Inc. - Class A	3	82
DirecTV Group Inc. (b)	35	798
Dollar General Corp.	15	320
Dow Jones & Co. Inc. (l)	3	112
DR Horton Inc. (l)	12	274
Eastman Kodak Co. (l)	13	293
EW Scripps Co.	3	147
Family Dollar Stores Inc.	7	211
Federated Department Stores Inc.	24	1,062

Ford Motor Co. (l)	86	681
Fortune Brands Inc.	7	547
Gannett Co. Inc.	11	603
Gap Inc.	24	413
General Motors Corp. (l)	25	778
Genuine Parts Co.	8	379
Goodyear Tire & Rubber Co. (b) (l)	8	256
H&R Block Inc.	15	310
Harley-Davidson Inc.	12	690
Harman International Industries Inc.	3	285
Harrah's Entertainment Inc.	8	717
Hasbro Inc.	8	216
Hilton Hotels Corp.	18	636
Home Depot Inc.	93	3,420
InterActiveCorp (b) (l)	11	398
International Game Technology	15	601
Interpublic Group of Cos. Inc. (b) (l)	21	263
JC Penney Co. Inc.	10	840
Johnson Controls Inc.	9	848
Jones Apparel Group Inc.	5	151
KB Home (l)	4	166
Kohl's Corp. (b)	15	1,143
Leggett & Platt Inc.	8	172
Lennar Corp. (l)	6	268
Limited Brands Inc.	16	412
Liz Claiborne Inc.	5	215
Lowe's Cos. Inc.	69	2,185
Marriott International Inc. - Class A	15	732
Mattel Inc.	18	494
McDonald's Corp.	55	2,498
McGraw-Hill Cos. Inc.	16	999
Meredith Corp.	1	84
New York Times Co. - Class A (l)	6	144
Newell Rubbermaid Inc.	13	394
News Corp. Inc. - Class A	107	2,473
Nike Inc. - Class B (l)	9	916
Nordstrom Inc.	10	534
Office Depot Inc. (b)	12	425
OfficeMax Inc.	4	185
Omnicom Group Inc.	7	764
Polo Ralph Lauren Corp.	3	262
Pulte Homes Inc. (l)	10	256
RadioShack Corp. (l)	5	148
Sears Holdings Corp. (b)	4	678
Sherwin-Williams Co. (l)	5	339
Snap-On Inc.	2	108
Stanley Works	4	220

Staples Inc.	33	850
Starbucks Corp. (b)	34	1,064
Starwood Hotels & Resorts Worldwide Inc.	10	621
Target Corp.	39	2,318
Tiffany & Co.	6	265
Time Warner Inc.	179	3,529
TJX Cos. Inc.	21	562
Tribune Co.	10	307
VF Corp.	4	334
Viacom Inc. - Class B (b)	31	1,290
Walt Disney Co.	93	3,217
Wendy's International Inc. (l)	5	154
Whirlpool Corp.	4	302
Wyndham Worldwide Corp. (b)	8	280
Yum! Brands Inc.	12	685
		60,670
CONSUMER STAPLES - 9.5%
Altria Group Inc.	96	8,406
Anheuser-Busch Cos. Inc.	34	1,740
Archer-Daniels-Midland Co.	30	1,083
Avon Products Inc.	20	732
Brown-Forman Corp. - Class B	4	239
Campbell Soup Co.	10	399
Clorox Co.	7	455
Coca-Cola Co.	91	4,387
Coca-Cola Enterprises Inc.	13	254
Colgate-Palmolive Co.	23	1,541
ConAgra Foods Inc.	23	573
Constellation Brands Inc. - Class A (b)	10	205
Costco Wholesale Corp.	20	1,093
CVS Corp.	70	2,380
Dean Foods Co.	6	301
Estee Lauder Cos. Inc. (l)	6	292
General Mills Inc.	16	909
Hershey Co. (l)	8	430
HJ Heinz Co.	15	709
Kellogg Co.	11	586
Kimberly-Clark Corp.	21	1,408
Kroger Co.	33	923
McCormick & Co. Inc.	5	209
Molson Coors Brewing Co.	3	238
Pepsi Bottling Group Inc.	6	178
PepsiCo Inc.	75	4,748
Procter & Gamble Co.	144	9,089
Reynolds American Inc. (l)	8	493
Safeway Inc.	20	741
Sara Lee Corp.	34	579

SUPERVALU Inc. (l)	10	376
SYSCO Corp.	28	952
Tyson Foods Inc.	11	216
UST Inc.	7	423
Walgreen Co.	46	2,092
Wal-Mart Stores Inc.	112	5,263
Whole Foods Market Inc. (l)	7	305
WM Wrigley Jr. Co.	10	504
		55,451
ENERGY - 9.9%
Anadarko Petroleum Corp.	21	899
Apache Corp.	15	1,045
Baker Hughes Inc.	15	967
BJ Services Co.	13	370
Chesapeake Energy Corp. (l)	19	589
Chevron Corp.	98	7,278
ConocoPhillips	75	5,124
Consol Energy Inc.	8	327
Devon Energy Corp.	20	1,400
El Paso Corp.	32	470
ENSCO International Inc.	7	394
EOG Resources Inc.	11	794
Exxon Mobil Corp.	260	19,584
Halliburton Co.	45	1,417
Hess Corp.	12	686
Kinder Morgan Inc.	5	487
Marathon Oil Corp.	16	1,563
Murphy Oil Corp.	8	448
Nabors Industries Ltd. (b)	13	387
National Oilwell Varco Inc. (b)	8	627
Noble Corp.	6	483
Occidental Petroleum Corp.	39	1,905
Peabody Energy Corp. (l)	12	470
Rowan Cos. Inc.	5	173
Schlumberger Ltd.	54	3,712
Smith International Inc. (l)	9	436
Spectra Energy Corp.	29	752
Sunoco Inc.	5	377
Transocean Inc. (b)	14	1,109
Valero Energy Corp.	28	1,776
Weatherford International Ltd. (b)	15	685
Williams Cos. Inc.	27	774
XTO Energy Inc.	17	921
		58,429
FINANCIALS - 21.3%
ACE Ltd.	15	851
AFLAC Inc.	22	1,053

Allstate Corp.	28	1,683
AMBAC Financial Group Inc.	5	432
American Express Co.	54	3,046
American International Group Inc.	119	7,973
Ameriprise Financial Inc.	11	613
Aon Corp.	14	540
Apartment Investment & Management Co.	4	254
Archstone-Smith Trust	10	545
AvalonBay Communities Inc.	4	470
Bank of America Corp.	204	10,405
Bank of New York Co. Inc. (l)	34	1,390
BB&T Corp.	24	996
Bear Stearns Cos. Inc.	5	816
Boston Properties Inc.	5	638
Capital One Financial Corp.	19	1,442
CB Richard Ellis Group Inc. - Class A (b)	8	288
Charles Schwab Corp.	47	856
Chicago Mercantile Exchange Holdings Inc.	2	823
Chubb Corp.	19	962
Cincinnati Financial Corp.	8	335
CIT Group Inc.	9	482
Citigroup Inc.	223	11,474
Comerica Inc. (l)	7	404
Commerce Bancorp Inc. (l)	9	284
Compass Bancshares Inc.	6	409
Countrywide Financial Corp.	28	938
Developers Diversified Realty Corp.	5	306
E*Trade Financial Corp. (b)	20	425
Equity Residential	13	643
Fannie Mae	44	2,408
Federated Investors Inc. - Class B	4	148
Fifth Third Bancorp	25	983
First Horizon National Corp. (l)	6	239
Franklin Resources Inc.	8	923
Freddie Mac	32	1,879
Genworth Financial Inc. - Class A	20	702
Goldman Sachs Group Inc.	19	3,944
Hartford Financial Services Group Inc.	15	1,397
Host Marriott Corp.	24	626
Hudson City Bancorp Inc.	24	325
Huntington Bancshares Inc.	10	222
Janus Capital Group Inc. (l)	8	169
JPMorgan Chase & Co.	158	7,662
KeyCorp	18	687
Kimco Realty Corp.	10	503
Legg Mason Inc.	6	544
Lehman Brothers Holdings Inc.	24	1,666

Lincoln National Corp.	13	885
Loews Corp.	21	934
M&T Bank Corp.	3	384
Marsh & McLennan Cos. Inc.	25	739
Marshall & Ilsley Corp.	11	519
MBIA Inc. (l)	6	405
Mellon Financial Corp. (d)	19	817
Merrill Lynch & Co. Inc.	40	3,293
MetLife Inc.	34	2,153
MGIC Investment Corp. (l)	4	221
Moody's Corp.	11	664
Morgan Stanley	49	3,824
National City Corp. (l)	28	1,033
Northern Trust Corp.	9	518
Plum Creek Timber Co. Inc.	8	319
PNC Financial Services Group Inc.	16	1,139
Principal Financial Group	12	736
Progressive Corp.	34	732
Prologis	12	758
Prudential Financial Inc.	21	1,931
Public Storage Inc.	6	526
Realogy Corp. (b)	10	304
Regions Financial Corp.	33	1,178
Safeco Corp.	5	351
Simon Property Group Inc.	10	1,105
SLM Corp.	19	762
Sovereign Bancorp Inc. (l)	16	399
State Street Corp.	15	989
SunTrust Banks Inc.	16	1,346
Synovus Financial Corp. (l)	15	493
T. Rowe Price Group Inc.	12	570
Torchmark Corp.	4	281
Travelers Cos. Inc.	31	1,602
U.S. Bancorp	81	2,822
UnumProvident Corp.	16	359
Vornado Realty Trust	6	692
Wachovia Corp.	87	4,786
Washington Mutual Inc. (l)	42	1,684
Wells Fargo & Co.	154	5,303
XL Capital Ltd. - Class A	8	575
Zions Bancorp	5	426
		125,360
HEALTH CARE - 11.7%
Abbott Laboratories	70	3,923
Aetna Inc.	24	1,037
Allergan Inc.	7	776
AmerisourceBergen Corp.	8	448

Amgen Inc. (b)	53	2,972
Applera Corp. - Applied Biosystems Group	8	233
Barr Laboratories Inc. (b)	5	227
Bausch & Lomb Inc.	3	135
Baxter International Inc.	29	1,546
Becton Dickinson & Co.	11	863
Biogen Idec Inc. (b)	15	682
Biomet Inc.	11	474
Boston Scientific Corp. (b)	53	770
Bristol-Myers Squibb Co.	92	2,556
Cardinal Health Inc.	18	1,326
Cigna Corp.	5	674
Celgene Corp. (b) (l)	17	902
Coventry Health Care Inc. (b)	7	407
CR Bard Inc.	5	375
Eli Lilly & Co.	45	2,414
Express Scripts Inc. (b)	6	499
Forest Laboratories Inc. (b)	14	743
Genzyme Corp. (b)	12	723
Gilead Sciences Inc. (b)	21	1,624
Hospira Inc. (b)	7	307
Humana Inc. (b)	7	431
IMS Health Inc.	9	266
Johnson & Johnson	132	7,950
King Pharmaceuticals Inc. (b)	11	209
Laboratory Corp. of America Holdings (b)	6	410
Manor Care Inc.	3	178
McKesson Corp.	14	790
Medco Health Solutions Inc. (b)	13	970
MedImmune Inc. (b) (l)	10	378
Medtronic Inc.	53	2,576
Merck & Co. Inc.	99	4,365
Millipore Corp. (b) (l)	2	157
Mylan Laboratories Inc.	11	237
Patterson Cos. Inc. (b) (l)	6	231
PerkinElmer Inc.	6	136
Pfizer Inc.	323	8,162
Quest Diagnostics Inc. (l)	7	362
Schering-Plough Corp.	68	1,730
St. Jude Medical Inc. (b)	16	608
Stryker Corp.	14	903
Tenet Healthcare Corp. (b) (l)	19	123
Thermo Electron Corp. (b)	19	896
UnitedHealth Group Inc.	62	3,273
Varian Medical Systems Inc. (b)	6	293
Waters Corp. (b)	5	283
Watson Pharmaceuticals Inc. (b) (l)	5	124

WellPoint Inc. (b)	28	2,255
Wyeth	61	3,070
Zimmer Holdings Inc. (b)	11	914
		68,916
INDUSTRIALS - 10.8%
3M Corp.	33	2,558
Allied Waste Industries Inc. (b) (l)	12	146
American Standard Cos. Inc.	8	434
Avery Dennison Corp.	4	283
Boeing Co.	36	3,196
Burlington Northern Santa Fe Corp.	16	1,318
Caterpillar Inc.	29	1,956
CH Robinson Worldwide Inc. (l)	8	377
Cintas Corp.	6	213
Cooper Industries Ltd. - Class A	8	373
CSX Corp.	19	778
Cummins Inc. (l)	2	345
Danaher Corp. (l)	11	760
Deere & Co.	10	1,127
Dover Corp.	10	468
Eaton Corp.	7	572
Emerson Electric Co.	36	1,568
Equifax Inc.	5	189
FedEx Corp.	14	1,499
Fluor Corp.	4	362
General Dynamics Corp.	18	1,410
General Electric Corp.	469	16,577
Goodrich Corp.	6	295
Honeywell International Inc.	37	1,687
Illinois Tool Works Inc.	19	972
Ingersoll-Rand Co. Ltd. - Class A	14	588
ITT Industries Inc.	8	513
L-3 Communications Holdings Inc.	6	512
Lockheed Martin Corp.	16	1,550
Masco Corp.	18	481
Monster Worldwide Inc. (b)	6	290
Norfolk Southern Corp.	18	909
Northrop Grumman Corp.	16	1,188
Paccar Inc. (l)	11	831
Pall Corp.	6	211
Parker Hannifin Corp.	5	437
Pitney Bowes Inc.	10	472
Raytheon Co.	20	1,069
Robert Half International Inc.	8	285
Rockwell Automation Inc.	7	439
Rockwell Collins Inc.	8	513
RR Donnelley & Sons Co.	10	365

Ryder System Inc.	3	130
Southwest Airlines Co.	35	509
Terex Corp. (b)	5	350
Textron Inc.	6	517
Tyco International Ltd.	90	2,845
Union Pacific Corp.	12	1,249
United Parcel Service Inc. - Class B	49	3,409
United Technologies Corp.	45	2,951
Waste Management Inc.	24	838
WW Grainger Inc.	3	252
		63,166
INFORMATION TECHNOLOGY - 14.7%
ADC Telecommunications Inc. (b)	5	76
Adobe Systems Inc. (b)	27	1,117
Advanced Micro Devices Inc. (b) (l)	25	330
Affiliated Computer Services Inc. - Class A (b)	5	321
Agilent Technologies Inc. (b)	18	601
Altera Corp. (b) (l)	17	345
Analog Devices Inc.	15	523
Apple Computer Inc. (b)	39	3,654
Applied Materials Inc.	65	1,196
Autodesk Inc. (b)	11	397
Automatic Data Processing Inc.	25	1,212
Avaya Inc. (b)	21	247
BMC Software Inc. (b)	9	268
Broadcom Corp. - Class A (b)	21	688
CA Inc. (l)	19	496
Ciena Corp. (b)	3	95
Cisco Systems Inc. (b)	275	7,030
Citrix Systems Inc. (b)	8	268
Cognizant Technology Solutions Corp. (b)	7	576
Computer Sciences Corp. (b)	8	412
Compuware Corp. (b)	14	136
Convergys Corp. (b)	7	175
Corning Inc. (b)	72	1,628
Dell Inc. (b)	104	2,404
eBay Inc. (b)	52	1,720
Electronic Arts Inc. (b)	14	711
Electronic Data Systems Corp.	23	629
EMC Corp. (b)	99	1,367
Fidelity National Information Services Inc.	7	331
First Data Corp.	34	923
Fiserv Inc. (b)	8	415
Google Inc. - Class A (b)	10	4,539
Hewlett-Packard Co. (l)	123	4,928
Intel Corp.	263	5,030
International Business Machines Corp.	69	6,467

Intuit Inc. (b)	16	439
Jabil Circuit Inc.	8	166
JDS Uniphase Corp. (b) (l)	9	130
Juniper Networks Inc. (b)	26	511
KLA-Tencor Corp. (l)	9	499
Lexmark International Inc. (b)	4	244
Linear Technology Corp. (l)	14	432
LSI Logic Corp. (b) (l)	18	184
Maxim Integrated Products Inc. (l)	14	422
Micron Technology Inc. (b)	33	394
Microsoft Corp.	393	10,949
Molex Inc.	6	174
Motorola Inc. (l)	108	1,916
National Semiconductor Corp.	14	327
NCR Corp. (b)	8	395
Network Appliance Inc. (b)	16	597
Novell Inc. (b) (l)	13	97
Novellus Systems Inc. (b) (l)	6	184
Nvidia Corp. (b)	16	470
Oracle Corp. (b)	182	3,299
Paychex Inc.	15	586
PMC - Sierra Inc. (b) (l)	8	57
QLogic Corp. (b)	6	106
QUALCOMM Inc.	75	3,220
Sabre Holdings Corp.	7	217
SanDisk Corp. (b) (l)	10	435
Sanmina-SCI Corp. (b) (l)	20	72
Solectron Corp. (b)	44	139
Sun Microsystems Inc. (b)	164	987
Symantec Corp. (b)	44	759
Tektronix Inc.	4	117
Tellabs Inc. (b)	18	177
Teradyne Inc. (b) (l)	9	143
Texas Instruments Inc.	66	1,996
Unisys Corp. (b)	18	148
VeriSign Inc. (b)	11	264
Western Union Co.	35	767
Xerox Corp. (b)	44	743
Xilinx Inc. (l)	15	383
Yahoo! Inc. (b) (l)	56	1,742
		86,142
MATERIALS - 3.0%
Air Products & Chemicals Inc.	10	743
Alcoa Inc.	40	1,343
Allegheny Technologies Inc.	5	485
Ashland Inc.	3	218
Ball Corp.	5	228

Bemis Co. Inc.	4	150
Dow Chemical Co.	44	2,006
Eastman Chemical Co.	4	242
Ecolab Inc.	8	348
EI Du Pont de Nemours & Co.	42	2,083
Freeport-McMoRan Copper & Gold Inc. (l)	15	1,006
Hercules Inc. (b)	6	113
International Flavors & Fragrances Inc.	3	159
International Paper Co.	21	750
MeadWestvaco Corp.	8	259
Monsanto Co.	24	1,340
Newmont Mining Corp. (l)	20	859
Nucor Corp.	14	896
Pactiv Corp. (b)	6	204
PPG Industries Inc.	8	534
Praxair Inc.	14	913
Rohm & Haas Co.	6	318
Sealed Air Corp.	7	211
Sigma-Aldrich Corp. (l)	6	239
Temple-Inland Inc.	5	275
United States Steel Corp.	5	533
Vulcan Materials Co.	4	489
Weyerhaeuser Co.	11	806
		17,750
TELECOMMUNICATION SERVICES - 3.7%
Alltel Corp.	17	1,044
AT&T Inc.	285	11,227
CenturyTel Inc.	5	245
Citizens Communications Co. (l)	15	231
Embarq Corp.	7	381
Qwest Communications International Inc. (b) (l)	70	633
Sprint Nextel Corp.	132	2,509
Verizon Communications Inc.	133	5,030
Windstream Corp.	22	316
		21,616
UTILITIES - 3.7%
AES Corp. (b)	30	652
Allegheny Energy Inc. (b)	8	387
Ameren Corp. (l)	9	477
American Electric Power Co. Inc.	18	878
CenterPoint Energy Inc.	15	262
CMS Energy Corp.	10	185
Consolidated Edison Inc. (l)	12	601
Constellation Energy Group Inc.	8	714
Dominion Resources Inc.	16	1,409
DTE Energy Co. (l)	8	388
Duke Energy Corp.	56	1,143

Dynegy Inc. - Class A (b)	18	170
Edison International Inc.	15	731
Entergy Corp.	9	987
Exelon Corp.	31	2,102
FirstEnergy Corp.	14	949
FPL Group Inc. (l)	18	1,110
Integrys Energy Group Inc. (l)	4	203
KeySpan Corp.	8	342
Nicor Inc. (l)	2	85
NiSource Inc.	12	283
PG&E Corp.	16	768
Pinnacle West Capital Corp.	4	214
PPL Corp.	17	714
Progress Energy Inc. (l)	12	588
Public Service Enterprise Group Inc.	12	957
Questar Corp.	4	364
Sempra Energy	12	730
Southern Co. (l)	34	1,251
TECO Energy Inc. (l)	9	152
TXU Corp.	21	1,340
Xcel Energy Inc. (l)	19	474
		21,610

Total Common Stocks (cost $475,028)		579,110

SHORT TERM INVESTMENTS - 8.7%
Mutual Funds - 1.2%
JNL Money Market Fund, 5.18% (a) (d)	7,067	7,067

Securities Lending Collateral - 7.4%
Mellon GSL Delaware Business Trust Collateral Fund, 5.39% (a) (d)	43,409	43,409

U.S. Treasury Securities - 0.1%
U.S. Treasury Bill, 4.95%, 06/14/07 (k) (q)	$775	767

Total Short Term Investments (cost $51,243)		51,243

Total Investments - 107.3% (cost $526,271)		630,353
Other Assets and Liabilities, Net - (7.3%)		(42,831)
Total Net Assets - 100%		$587,522

JNL/Mellon Capital Management Small Cap Index Fund
COMMON STOCKS - 96.2%
CONSUMER DISCRETIONARY - 15.6%
1-800 Contacts Inc. (b)	1	$19
1-800-Flowers.com Inc. (b)	6	45
99 Cents Only Stores (b) (l)	12	183
Aaron Rents Inc.	11	299
AC Moore Arts & Crafts Inc. (b) (l)	4	81
Aeropostale Inc. (b)	14	563
AFC Enterprises Inc. (b)	7	139
Aftermarket Technology Corp. (b)	6	141
Ambassadors Group Inc. (l)	5	169
Ambassadors International Inc.	2	90
American Axle & Manufacturing Holdings Inc. (l)	13	367
American Greetings Corp.	14	320
America's Car-Mart Inc. (b) (l)	2	32
Ameristar Casinos Inc.	7	217
Applebee's International Inc.	19	473
Arbitron Inc.	8	356
Arctic Cat Inc.	3	56
ArvinMeritor Inc.	18	324
Asbury Automotive Group Inc.	3	96
Audible Inc. (b) (l)	6	63
Audiovox Corp. (b)	4	60
Avatar Holdings Inc. (b)	2	111
Bally Technologies Inc. (b) (l)	14	320
Bally Total Fitness Holding Corp. (b)	9	5
Bandag Inc.	3	134
Bassett Furniture Industries Inc.	2	25
Beasley Broadcast Group Inc. - Class A	1	7
Bebe Stores Inc. (l)	6	108
Belo Corp.	23	436
Big 5 Sporting Goods Corp. (l)	6	146
Big Lots Inc. (b) (l)	29	902
BJ's Restaurants Inc. (b) (l)	4	89
Blair Corp.	1	35
Blockbuster Inc. - Class A (b) (l)	49	318
Blue Nile Inc. (b) (l)	3	140
Bluegreen Corp. (b) (l)	5	52
Blyth Inc.	7	142
Bob Evans Farms Inc.	9	343
Bon-Ton Stores Inc.	1	80
Books-A-Million Inc.	3	50
Borders Group Inc. (l)	16	331
Bright Horizons Family Solutions Inc. (b) (l)	6	242
Brookfield Homes Corp. (l)	3	96
Brown Shoe Co. Inc.	7	307
Buckle Inc. (l)	3	123
Buffalo Wild Wings Inc. (b) (l)	2	113

Build-A-Bear Workshop Inc. (b) (l)	4	108
Building Material Holding Corp.	7	127
Cabela's Inc. - Class A (b) (l)	8	208
Cache Inc. (b) (l)	3	54
California Coastal Communities Inc. (b)	2	45
California Pizza Kitchen Inc. (b) (l)	5	171
Callaway Golf Co.	19	293
Carmike Cinemas Inc. (l)	3	70
Carter's Inc. (b) (l)	12	309
Casual Male Retail Group Inc. (b) (l)	8	93
Catalina Marketing Corp.	12	377
Cato Corp. - Class A	8	188
Cavco Industries Inc. (b) (l)	2	54
CBRL Group Inc.	8	369
CEC Entertainment Inc. (b)	8	348
Century Casinos Inc. (b) (l)	4	36
Champion Enterprises Inc. (b) (l)	20	178
Charlotte Russe Holding Inc. (b)	5	131
Charming Shoppes Inc. (b) (l)	32	408
Charter Communications Inc. - Class A (b) (l)	107	298
Cherokee Inc.	2	73
Childrens Place Retail Stores Inc. (b)	6	316
Chipotle Mexican Grill Inc. (b)	6	353
Christopher & Banks Corp. (l)	10	187
Churchill Downs Inc. (l)	2	100
Citadel Broadcasting Corp. (l)	8	80
Citi Trends Inc. (b) (l)	1	58
CKE Restaurants Inc.	18	333
CKX Inc. (b)	13	143
Coinmach Service Corp.	7	75
Coinstar Inc. (b)	7	212
Columbia Sportswear Co. (l)	3	205
Conn's Inc. (b) (l)	2	39
Cooper Tire & Rubber Co. (l)	15	282
Core-Mark Holding Co. Inc. (b)	2	76
Corinthian Colleges Inc. (b) (l)	22	300
Cosi Inc. (b)	7	41
Cost Plus Inc. (b) (l)	5	48
Courier Corp.	2	90
Cox Radio Inc. - Class A (b)	11	154
CROCS Inc. (b) (l)	3	124
Crown Media Holdings Inc. (b)	2	12
CSK Auto Corp. (b) (l)	12	198
CSS Industries Inc.	2	64
Cumulus Media Inc. - Class A (b) (l)	11	102
DEB Shops Inc.	1	29
Deckers Outdoor Corp. (b)	3	202

dELiA*s Inc. (b) (l)	7	60
Denny's Corp. (b)	25	120
DeVry Inc.	15	448
Directed Electronics (b) (l)	2	18
Domino's Pizza Inc.	10	318
Dover Downs Gaming & Entertainment Inc.	4	45
Dover Motorsports Inc.	3	13
Dress Barn Inc. (b)	12	243
Drew Industries Inc. (b) (l)	5	132
Drugstore.Com (b) (l)	20	50
DSW Inc. (b)	5	197
DXP Enterprises Inc. (b)	-	16
Educate Inc. (b)	3	25
Emmis Communications Corp. - Class A (l)	7	62
Empire Resorts Inc. (b)	1	12
Entercom Communications Corp. (l)	8	229
Entravision Communications Corp. (b) (l)	18	166
Ethan Allen Interiors Inc. (l)	8	295
Finish Line - Class A	11	133
Fisher Communications Inc. (b) (l)	1	73
Fleetwood Enterprises Inc. (b) (l)	16	127
Fossil Inc. (b)	11	292
Fred's Inc. (l)	11	156
FTD Group Inc. (l)	3	48
Fuel Systems Solutions Inc. (b)	2	45
Furniture Brands International Inc. (l)	11	171
Gaiam Inc. (b)	3	55
GateHouse Media Inc.	4	89
Gaylord Entertainment Co. (b) (l)	10	550
Gemstar-TV Guide International Inc. (b) (l)	60	251
Genesco Inc. (b) (l)	6	252
GenTek Inc. (b) (l)	3	94
Gray Television Inc.	10	107
Great Wolf Resorts Inc. (b)	6	82
Group 1 Automotive Inc.	6	248
GSI Commerce Inc. (b) (l)	10	228
Guess? Inc.	11	437
Guitar Center Inc. (b)	7	323
Gymboree Corp. (b)	9	345
Harris Interactive Inc. (b)	12	70
Hartmarx Corp. (b)	8	59
Haverty Furniture Cos. Inc.	5	76
Hibbett Sports Inc.	8	239
Home Solutions of America Inc. (b) (l)	12	58
Hooker Furniture Corp.	3	54
HOT Topic Inc. (b)	11	121
Hovnanian Enterprises Inc. - Class A (b) (l)	12	314

Iconix Brand Group Inc. (b) (l)	12	249
IHOP Corp. (l)	5	274
Interactive Data Corp.	9	221
Interface Inc.	12	192
INVESTools Inc. (b) (l)	11	151
iRobot Corp. (b) (l)	2	32
Isle of Capri Casinos Inc. (b) (l)	4	101
J Crew Group Inc. (b)	5	217
Jack in the Box Inc. (b)	9	626
Jackson Hewitt Tax Service Inc.	8	270
Jakks Pacific Inc. (b)	7	171
Jo-Ann Stores Inc. (b)	6	158
JOS A Bank Clothiers Inc. (b) (l)	5	169
Journal Communications Inc. - Class A (l)	13	164
Journal Register Co.	9	51
K2 Inc. (b)	11	134
Kellwood Co. (l)	7	193
Kenneth Cole Productions Inc.	2	58
Keystone Automotive Industries Inc. (b)	4	127
Kimball International Inc. - Class B	6	124
Krispy Kreme Doughnuts Inc. (b) (l)	13	133
K-Swiss Inc. - Class A	6	169
Lakes Entertainment Inc. (b) (l)	6	63
Landry's Restaurants Inc.	4	130
La-Z-Boy Inc. (l)	14	168
Leapfrog Enterprises Inc. (b) (l)	8	87
Lear Corp. (b)	17	629
Lee Enterprises Inc. (l)	12	346
Levitt Corp. - Class A (l)	4	35
Life Time Fitness Inc. (b) (l)	8	392
Lifetime Brands Inc. (l)	3	58
Lin TV Corp. (b)	8	122
Lincoln Educational Services Corp. (b)	1	19
Lithia Motors Inc. - Class A (l)	4	115
Live Nation Inc. (b)	16	354
LKQ Corp. (b) (l)	11	248
LodgeNet Entertainment Corp. (b) (l)	4	125
Lodgian Inc. (b)	5	73
Luby's Inc. (b)	5	53
M/I Homes Inc. (l)	3	86
Magna Entertainment Corp. (b)	9	34
Maidenform Brands Inc. (b)	6	129
Marcus Corp.	6	145
Marine Products Corp.	2	20
Marinemax Inc. (b) (l)	4	102
Martha Stewart Living Omnimedia (l)	6	107
Marvel Entertainment Inc. (b) (l)	12	338

Matthews International Corp. - Class A (l)	8	338
McCormick & Schmick's Seafood Restaurants Inc. (b)	3	68
Media General Inc.	6	220
Mediacom Communications Corp. (b) (l)	14	117
Men's Wearhouse Inc.	12	575
Meritage Corp. (b) (l)	6	189
Midas Inc. (b)	4	88
Modine Manufacturing Co.	9	197
Monaco Coach Corp.	7	114
Monarch Casino & Resort Inc. (b)	2	59
Monro Muffler Inc.	3	99
Morgans Hotel Group Co. (b) (l)	5	101
Morningstar Inc. (b)	4	184
Morton's Restaurant Group Inc. (b)	2	36
Movado Group Inc.	5	139
MTR Gaming Group Inc. (b)	6	84
Multimedia Games Inc. (b) (l)	6	75
National Presto Industries Inc.	1	78
Nautilus Inc. (l)	9	133
NetFlix Inc. (b) (l)	11	258
New York & Co. Inc. (b)	5	73
Noble International Ltd. (l)	3	47
Oakley Inc. (l)	7	133
O'Charleys Inc. (b)	6	119
Orleans Homebuilders Inc. (l)	1	8
Outdoor Channel Holdings Inc. (b)	3	26
Overstock.com Inc. (b) (l)	3	51
Oxford Industries Inc.	4	183
Pacific Sunwear of California (b)	18	381
Palm Harbor Homes Inc. (b) (l)	2	31
Papa John's International Inc. (b)	6	188
Payless Shoesource Inc. (b)	17	566
PEP Boys-Manny Moe & Jack (l)	13	252
Perry Ellis International Inc. (b) (l)	2	78
PetMed Express Inc. (b)	4	48
PF Chang's China Bistro Inc. (b) (l)	7	288
Phillips-Van Heusen	14	829
Pier 1 Imports Inc. (l)	20	141
Pinnacle Entertainment Inc. (b)	12	350
Playboy Enterprises Inc. - Class B (b) (l)	5	51
Polaris Industries Inc. (l)	10	481
Pomeroy IT Solutions Inc. (b)	1	8
Pre-Paid Legal Services Inc. (b) (l)	3	128
Priceline.com Inc. (b) (l)	6	315
Primedia Inc. (b) (l)	26	70
Princeton Review Inc. (b)	2	13
Private Media Group Ltd. (b) (l)	3	7

Progressive Gaming International Corp. (b) (l)	8	37
Quantum Fuel Systems Technologies Worldwide Inc. (b) (l)	9	11
Quicksilver Inc. (b)	31	364
Radio One Inc. (b)	20	131
Rare Hospitality International Inc. (b) (l)	9	265
Raser Technologies Inc. (b) (l)	4	23
RC2 Corp. (b)	5	220
RCN Corp. (b) (l)	7	180
Reading International Inc. - Class A (b)	2	17
Red Robin Gourmet Burgers Inc. (b) (l)	4	156
Regis Corp.	12	473
Rent-A-Center Inc. (b)	17	484
Restoration Hardware Inc. (b)	8	53
Retail Ventures Inc. (b) (l)	6	117
Riviera Holdings Corp. (b) (l)	2	63
Ruby Tuesday Inc.	15	434
Russ Berrie & Co. Inc. (b)	3	46
Ruth's Chris Steak House (b)	4	90
Saga Communications Inc. (b)	1	14
Salem Communications Corp. - Class A	2	25
Sauer-Danfoss Inc.	2	71
Scholastic Corp. (b)	9	276
Sealy Corp.	4	77
Select Comfort Corp. (b) (l)	14	242
Shiloh Industries Inc.	1	8
Shoe Carnival Inc. (b)	2	63
Shuffle Master Inc. (b) (l)	9	166
Sinclair Broadcast Group Inc. - Class A	11	168
Six Flags Inc. (b)	19	114
Skechers U.S.A. Inc. - Class A (b)	3	116
Skyline Corp.	2	53
Smith & Wesson Holding Corp. (b) (l)	8	104
Sonic Automotive Inc.	7	209
Sonic Corp. (b)	17	388
Sotheby's Holdings - Class A	16	724
Source Interlink Cos. Inc. (b) (l)	7	49
Spanish Broadcasting System - Class A (b) (l)	11	44
Speedway Motorsports Inc.	4	150
Stage Stores Inc.	11	251
Stamps.com Inc. (b)	4	64
Standard Motor Products Inc.	2	34
Stanley Furniture Co. Inc. (l)	3	52
Steak n Shake Co. (b)	8	126
Stein Mart Inc. (l)	7	114
Steinway Musical Instruments (l)	2	53
Steven Madden Ltd.	5	147
Stewart Enterprises Inc. - Class A	28	222

Strattec Security Corp. (b)	1	30
Strayer Education Inc.	4	461
Stride Rite Corp.	9	139
Sun-Times Media Group Inc. (l)	17	87
Superior Industries International Inc. (l)	7	143
Syms Corp. (b) (l)	2	33
Systemax Inc. (l)	3	55
Talbots Inc. (l)	6	141
Tarragon Corp.	3	29
Technical Olympic USA Inc. (l)	4	16
Tempur-Pedic International Inc. (l)	13	337
Tenneco Automotive Inc. (b)	11	293
Texas Roadhouse Inc. - Class A (b) (l)	13	181
Timberland Co. - Class A (b)	13	326
TiVo Inc. (b) (l)	22	142
Town Sports International Holdings Inc. (b)	3	60
Triarc Cos. Inc. - Class B (l)	16	268
Triple Crown Media Inc. (b)	1	7
True Religion Apparel Inc. (b) (l)	3	46
Trump Entertainment Resorts Inc. (b) (l)	7	134
Tuesday Morning Corp. (l)	8	117
Tupperware Brands Corp. (l)	15	381
Tween Brands Inc. (b)	9	311
Under Armour Inc. - Class A (b) (l)	5	258
UniFirst Corp.	3	99
Universal Electronics Inc. (b) (l)	3	87
Universal Technical Institute Inc. (b) (l)	6	132
Vail Resorts Inc. (b) (l)	8	424
Valassis Communications Inc. (b) (l)	11	197
Value Line Inc.	-	10
Valuevision Media Inc. (b)	8	97
Vertrue Inc. (b)	2	81
Visteon Corp. (b)	33	283
Volcom Inc. (b)	4	120
Warnaco Group Inc. (b)	12	345
WCI Communities Inc. (b) (l)	8	176
West Marine Inc. (b) (l)	4	67
Westwood One Inc. (l)	19	129
Wet Seal Inc. (b)	20	132
Weyco Group Inc. (l)	2	47
Wilsons The Leather Experts (b) (l)	3	4
Winnebago Industries Inc. (l)	8	277
WMS Industries Inc. (b) (l)	7	256
Wolverine World Wide Inc.	14	410
World Wrestling Entertainment Inc.	6	105
WPT Enterprises Inc. (b) (l)	1	5
Xerium Technologies Inc.	4	32

Zale Corp. (b) (l)	12	318
Zumiez Inc. (b) (l)	4	153
		55,303
CONSUMER STAPLES - 3.2%
Alico Inc. (l)	1	47
Alliance One International Inc. (b)	24	224
American Oriental Bioengineering Inc. (b) (l)	12	112
Andersons Inc. (l)	4	158
Arden Group Inc. - Class A (l)	-	34
Boston Beer Co. Inc. - Class A (b)	3	95
Casey's General Stores Inc. (l)	13	325
Central Euro Distribution Corp. (b) (l)	8	241
Central Garden & Pet Co. - Class A	14	211
Central Garden & Pet Co. (b)	5	76
Chattem Inc. (b) (l)	4	252
Chiquita Brands International Inc. (l)	10	144
Coca-Cola Bottling Co. Consolidated (l)	1	74
Darling International Inc. (b) (l)	22	140
Delta & Pine Land Co.	9	368
Diamond Foods Inc.	3	56
Elizabeth Arden Inc. (b)	7	146
Farmer Brothers Co.	1	26
Flowers Foods Inc.	13	402
Great Atlantic & Pacific Tea Co.	5	152
Green Mountain Coffee Roasters Inc. (b) (l)	1	76
Hain Celestial Group Inc. (b) (l)	8	226
Imperial Sugar Co. (l)	3	103
Ingles Markets Inc. - Class A	3	117
Inter Parfums Inc.	1	13
J&J Snack Foods Corp.	3	137
John B. Sanfilippo & Son (b)	1	12
Jones Soda Co. (b) (l)	7	146
Lancaster Colony Corp. (l)	6	278
Lance Inc.	7	149
Longs Drug Stores Corp.	8	424
Mannatech Inc. (l)	4	71
Maui Land & Pineapple Co. Inc. (b)	1	21
Medifast Inc. (b) (l)	3	18
MGP Ingredients Inc. (l)	2	40
Nash Finch Co. (l)	3	112
National Beverage Corp. (b)	2	31
NBTY Inc. (b)	14	731
Nu Skin Enterprises Inc.	15	247
Pantry Inc. (b)	6	259
Parlux Fragrances Inc. (b) (l)	3	16
Pathmark Stores Inc. (b)	14	174
Peets Coffee & Tea Inc. (b) (l)	3	91

Performance Food Group Co. (b)	9	264
Physicians Formula Holdings Inc. (b)	2	42
Pilgrim's Pride Corp. - Class B	10	347
Playtex Products Inc. (b)	14	185
Premium Standard Farms Inc. (l)	3	71
Prestige Brands Holdings Inc. (b)	8	95
PriceSmart Inc. (b)	2	38
Ralcorp Holdings Inc. (b)	7	428
Reddy Ice Holdings Inc. (l)	4	135
Revlon Inc. - Class A (b) (l)	30	33
Ruddick Corp.	10	303
Sanderson Farms Inc.	4	153
Seaboard Corp.	-	197
Smart & Final Inc. (b)	4	84
Spartan Stores Inc.	5	135
Spectrum Brands Inc. (b) (l)	8	51
Star Scientific Inc. (b) (l)	6	7
Tootsie Roll Industries Inc. (l)	9	285
Topps Co. Inc. (l)	9	83
TreeHouse Foods Inc. (b)	8	229
United Natural Foods Inc. (b)	11	324
Universal Corp.	7	408
USANA Health Sciences Inc. (b)	2	106
Vector Group Ltd. (l)	10	185
Village Super Market	-	19
WD-40 Co. (l)	4	131
Weis Markets Inc.	3	120
Wild Oats Markets Inc. (b)	8	149
		11,382
ENERGY - 4.8%
Allis-Chalmers Energy Inc. (b) (l)	7	110
Alon USA Energy Inc.	3	108
Alpha Natural Resources Inc. (b)	12	194
Arena Resources Inc. (b) (l)	3	156
Atlas America Inc. (b) (l)	4	237
ATP Oil & Gas Corp. (b) (l)	5	183
Atwood Oceanics Inc. (b)	7	400
Aurora Oil & Gas Corp. (b) (l)	24	62
Aventine Renewable Energy Holdings Inc. (b) (l)	8	138
Basic Energy Services Inc. (b)	3	74
Berry Petroleum Co. - Class A	9	274
Bill Barrett Corp. (b) (l)	7	222
Bois d'Arc Energy Inc. (b) (l)	4	54
Brigham Exploration Co. (b)	10	61
Bristow Group Inc. (b) (l)	6	205
Bronco Drilling Company Inc. (b) (l)	4	73
Callon Petroleum Corp. (b)	4	59

CARBO Ceramics Inc. (l)	5	225
Carrizo Oil & Gas Inc. (b) (l)	6	195
Clayton Williams Energy Inc. (b)	1	30
Complete Production Services Inc. (b)	6	128
Comstock Resources Inc. (b)	11	297
Crosstex Energy Inc. (l)	8	224
Dawson Geophysical Co. (b)	2	80
Delek US Holdings Inc.	2	39
Delta Petroleum Corp. (b) (l)	14	315
Dril-Quip Inc. (b)	5	231
Edge Petroleum Corp. (b) (l)	8	97
Encore Acquisition Co. (b)	14	330
Energy Partners Ltd. (b)	9	169
Evergreen Energy Inc. (b) (l)	17	112
EXCO Resources Inc. (b) (l)	14	225
Exploration Co. of Delaware Inc. (b)	7	76
Gasco Energy Inc. (b) (l)	16	40
GeoGlobal Resources Inc. (b) (l)	8	52
GeoMet Inc. (b) (l)	2	15
Giant Industries Inc. (b)	4	280
GMX Resources Inc. (b)	2	53
Goodrich Petroleum Corp. (b) (l)	4	124
Grey Wolf Inc. (b)	50	337
Gulf Island Fabrication Inc.	3	79
Gulfmark Offshore Inc. (b)	5	202
Gulfport Energy Corp. (b)	3	34
Hanover Compressor Co. (b) (l)	25	567
Harvest Natural Resources Inc. (b)	8	81
Hercules Offshore Inc. (b) (l)	5	124
Hornbeck Offshore Services Inc. (b)	6	170
Houston Exploration Co. (b)	7	404
Hydril Co. (b)	4	432
Input/Output Inc. (b) (l)	17	236
International Coal Group Inc. (b) (l)	26	138
James River Coal Co. (b) (l)	4	30
Lone Star Technologies Inc. (b)	8	524
Lufkin Industries Inc.	4	217
Mariner Energy Inc. (b)	18	351
Markwest Hydrocarbon Inc.	2	109
Matrix Service Co. (b)	6	127
McMoRan Exploration Co. (b) (l)	6	79
Meridian Resource Corp. (b)	21	50
Metretek Technologies Inc. (b) (l)	4	51
NATCO Group Inc. (b)	3	117
Newpark Resources Inc. (b) (l)	23	165
NGP Capital Resources Co. (l)	4	63
Oil States International Inc. (b) (l)	13	410

Pacific Ethanol Inc. (b) (l)	7	126
Parallel Petroleum Corp. (b) (l)	9	212
Parker Drilling Co. (b)	27	258
Penn Virginia Corp.	5	344
PetroHawk Energy Corp. (b)	37	482
Petroleum Development Corp. (b)	4	212
PetroQuest Energy Inc. (b) (l)	10	122
PHI Inc. (b)	3	88
Pioneer Drilling Co. (b)	10	122
PrimeEnergy Corp. (b) (l)	-	10
Quest Resource Corp. (b) (l)	5	44
RAM Energy Resources Inc. (b)	2	10
Rentech Inc. (b)	34	105
Rosetta Resources Inc. (b)	12	253
RPC Inc. (l)	8	127
Stone Energy Corp. (b)	7	197
Sulphco Inc. (b) (l)	8	26
Superior Well Services Inc. (b) (l)	3	79
Swift Energy Co. (b)	7	305
Syntroleum Corp. (b) (l)	7	23
T-3 Energy Services Inc. (b)	1	13
Toreador Resources Corp. (b)	3	63
Transmeridian Exploration Inc. (b)	16	47
Trico Marine Services Inc. (b) (l)	3	104
Tri-Valley Corp. (b) (l)	4	28
Union Drilling Inc. (b) (l)	3	36
Universal Compression Holdings Inc. (b)	8	523
USEC Inc. (b)	22	365
VAALCO Energy Inc. (b)	14	70
Venoco Inc. (b) (l)	4	65
VeraSun Energy Corp. (b) (l)	5	98
Warren Resources Inc. (b) (l)	13	168
Western Refining Inc. (l)	5	213
Westmoreland Coal Co. (b)	1	25
W-H Energy Services Inc. (b)	8	356
Whiting Petroleum Corp. (b)	10	374
World Fuel Services Corp. (l)	7	319
		17,056
FINANCIALS - 20.5%
1st Source Corp. (l)	3	80
21st Century Insurance Group	7	157
Abington Community Bancorp Inc. (l)	1	17
ACA Capital Holdings Inc. (b)	2	34
Acadia Realty Trust	8	216
Accredited Home Lenders Holding Co. (b) (l)	5	50
Advance America Cash Advance Centers Inc. (l)	17	255
Advanta Corp. - Class B	5	221

Affirmative Insurance Holdings Inc.	1	24
Affordable Residential Communities Inc. (b) (l)	10	123
Agree Realty Corp. (l)	2	64
Alabama National Bancorp (l)	4	287
Alexander's Inc. (b) (l)	-	203
Alexandria Real Estate Equities Inc.	7	745
Alfa Corp. (l)	8	146
AMCORE Financial Inc.	6	180
American Campus Communities Inc. (l)	6	175
American Equity Investment Life Holding Co.	14	178
American Financial Realty Trust	33	336
American Home Mortgage Investment Corp. (l)	11	307
American Physicians Capital Inc. (b)	3	105
AmericanWest Bancorp	3	58
Ameris Bancorp	3	85
AmTrust Financial Services Inc.	5	55
Anchor Bancorp Inc.	5	143
Anthracite Capital Inc.	15	179
Anworth Mortgage Asset Corp.	12	113
Apollo Investment Corp. (l)	26	559
Arbor Realty Trust Inc.	3	95
Ares Capital Corp. (l)	13	245
Argonaut Group Inc. (b) (l)	8	257
Arrow Financial Corp. (l)	2	43
Ashford Hospitality Trust Inc.	16	188
Asset Acceptance Capital Corp. (b) (l)	4	55
Asta Funding Inc. (l)	3	120
Baldwin & Lyons Inc. - Class B (l)	1	33
BancFirst Corp. (l)	2	89
Bancorp Inc. (b) (l)	2	63
BancTrust Financial Group Inc. (l)	2	42
Bank Mutual Corp. (l)	15	167
Bank of Granite Corp.	3	55
Bank of the Ozarks Inc. (l)	3	77
BankAtlantic Bancorp Inc. - Class A	12	129
BankFinancial Corp. (l)	6	101
BankUnited Financial Corp. - Class A	8	178
Banner Corp.	3	120
Berkshire Hills Bancorp Inc. (l)	2	81
Beverly Hills Bancorp Inc.	2	14
BFC Financial Corp. (b) (l)	3	15
BioMed Realty Trust Inc.	16	428
Boston Private Financial Holdings Inc.	9	256
Bristol West Holdings Inc.	3	77
Brookline Bancorp Inc. (l)	16	201
Bryn Mawr Bank Corp.	1	27
Cadence Financial Corp. (l)	3	55

Calamos Asset Management Inc. (l)	6	136
Camden National Corp. (l)	2	80
Capital City Bank Group Inc. (l)	3	108
Capital Corp. of the West	2	55
Capital Lease Funding Inc. (l)	10	106
Capital Southwest Corp. (l)	1	115
Capital Trust Inc. - Class A	3	134
Capitol Bancorp Ltd. (l)	3	116
Cardinal Financial Corp. (l)	6	58
Cascade Bancorp (l)	7	176
Cash America International Inc.	7	306
Cathay General Bancorp (l)	13	437
CBRE Realty Finance Inc.	3	40
Cedar Shopping Centers Inc.	11	178
Centennial Bank Holdings Inc. (b)	14	125
Center Financial Corp.	3	63
Centerstate Banks of Florida Inc. (l)	2	34
Central Pacific Financial Corp.	8	288
CFS Bancorp Inc.	1	20
CharterMac. (b) (l)	14	262
Chemical Financial Corp. (l)	6	181
Chittenden Corp.	12	364
Citizens & Northern Corp. (l)	2	32
Citizens Banking Corp. (l)	19	429
Citizens First Bancorp Inc. (l)	2	40
City Bank	3	103
City Holdings Co.	4	175
Clayton Holdings Inc. (b) (l)	1	18
Clifton Savings Bancorp Inc.	2	25
CNA Surety Corp. (b)	4	82
Coastal Financial Corp. (l)	4	59
CoBiz Inc.	4	70
Cohen & Steers Inc. (l)	3	149
Colony Bankcorp Inc. (l)	1	19
Columbia Bancorp (l)	2	51
Columbia Banking System Inc.	4	142
Commerce Group Inc. (l)	14	420
Commercial Bankshares Inc.	1	24
Community Bancorp (b)	2	73
Community Bank System Inc. (l)	8	161
Community Banks Inc. (l)	6	133
Community Trust Bancorp Inc. (l)	4	128
Compass Diversified Trust (l)	3	47
CompuCredit Corp. (b) (l)	5	157
Consolidated-Tomoka Land Co. (l)	2	115
Corporate Office Properties Trust SBI MD	8	382
Corus Bankshares Inc. (l)	10	170

Cousins Properties Inc.	10	325
Crawford & Co. - Class B (l)	4	23
Credit Acceptance Corp. (b) (l)	2	64
Crescent Real Estate Equities Co. (l)	20	407
Crystal River Capital Inc. (l)	2	58
CVB Financial Corp. (l)	17	203
Darwin Professional Underwriters Inc. (b)	2	42
Deerfield Triarc Capital Corp. (l)	13	193
Delphi Financial Group	10	417
DiamondRock Hospitality Co. (l)	22	411
Digital Realty Trust Inc. (l)	6	251
Dime Community Bancshares	7	91
Direct General Corp.	4	87
Dollar Financial Corp. (b)	3	85
Donegal Group Inc. (l)	3	46
Doral Financial Corp. (b)	20	32
Downey Financial Corp. (l)	5	340
EastGroup Properties Inc.	6	311
ECC Capital Corp. (l)	9	4
Education Realty Trust Inc.	7	99
eHealth Inc. (b) (l)	1	22
EMC Insurance Group Inc. (l)	2	41
Enterprise Financial Services Corp.	2	49
Entertainment Properties Trust	7	400
Equity Inns Inc. (l)	13	215
Equity Lifestyle Properties Inc.	5	267
Equity One Inc. (l)	10	257
EuroBancshares Inc. (b)	2	18
Exchange National Bancshares Inc.	1	18
Extra Space Storage Inc.	14	267
EZCORP Inc. - Class A (b)	10	150
Farmers Capital Bancorp (l)	1	40
FBL Financial Group Inc. - Class A	4	140
Federal Agricultural Mortgage Corp. - Class C	3	68
FelCor Lodging Trust Inc.	15	398
Fieldstone Investment Corp.	10	32
Financial Federal Corp. (l)	7	187
Financial Institutions Inc.	1	27
First Acceptance Corp. (b) (l)	3	32
First Bancorp / Puerto Rico	18	244
First Bancorp / NC (l)	3	70
First Busey Corp. (l)	3	60
First Cash Financial Services Inc. (b) (l)	7	164
First Charter Corp. (l)	8	182
First Commonwealth Financial Corp. (l)	17	199
First Community Bancorp Inc. (l)	6	329
First Community Bancshares Inc. (l)	3	101

First Financial Bancorp	9	129
First Financial Bankshares Inc. (l)	5	226
First Financial Corp. (l)	3	104
First Financial Holdings Inc. (l)	3	106
First Indiana Corp.	3	65
First Industrial Realty Trust Inc. (l)	11	505
First Merchants Corp. (l)	4	103
First Mercury Financial Corp. (b)	4	74
First Midwest Bancorp Inc.	12	457
First Niagara Financial Group Inc. (l)	29	398
First Place Financial Corp. (l)	4	95
First Potomac Realty Trust	6	180
First Regional Bancorp (b) (l)	2	51
First Republic Bank	6	336
First South Bancorp Inc. (l)	2	62
First State Bancorp	5	119
FirstFed Financial Corp. (b) (l)	4	239
FirstMerit Corp. (l)	20	433
Flagstar Bancorp Inc.	10	119
Flushing Financial Corp. (l)	5	75
FNB Corp. (l)	17	320
FPIC Insurance Group Inc. (b)	3	126
Franklin Bank Corp. (b) (l)	6	99
Franklin Street Properties Corp.	14	274
Fremont General Corp.	16	109
Friedman Billings Ramsey Group Inc. - Class A	37	206
Frontier Financial Corp. (l)	10	251
Gamco Investors Inc.	2	71
GB&T Bancshares Inc. (l)	3	58
German American Bancorp	2	21
Getty Realty Corp. (l)	5	134
GFI Group Inc. (b) (l)	3	198
Glacier Bancorp Inc.	14	327
Gladstone Capital Corp. (l)	3	72
Gladstone Investment Corp.	4	56
Glimcher Realty Trust (l)	10	257
GMH Communities Trust (l)	10	98
Gramercy Capital Corp. (l)	5	139
Great American Financial Resource Inc.	3	63
Great Southern Bancorp Inc. (l)	3	75
Greater Bay Bancorp (l)	13	350
Greene County Bancshares Inc. (l)	2	81
Greenhill & Co. Inc. (l)	5	280
Hancock Holding Co.	7	307
Hanmi Financial Corp.	10	187
Harleysville Group Inc. (l)	3	111
Harleysville National Corp. (l)	7	126

Harris & Harris Group Inc. (b) (l)	5	58
Healthcare Realty Trust Inc. (l)	12	457
Heartland Financial USA Inc. (l)	3	84
Heritage Commerce Corp.	3	73
Hersha Hospitality Trust	10	112
Highland Hospitality Corp.	16	277
Highwoods Properties Inc.	13	532
Hilb Rogal & Hobbs Co.	9	457
Home Bancshares Inc.	3	71
Home Federal Bancorp Inc.	1	14
Home Properties Inc.	9	454
HomeBanc Corp. (l)	13	46
Horace Mann Educators Corp.	10	214
Horizon Financial Corp.	3	66
HouseValues Inc. (b) (l)	3	16
IBERIABANK Corp. (l)	3	143
Impac Mortgage Holdings Inc. (l)	18	92
Independence Holding Co.	1	32
Independent Bancorp	4	118
Independent Bank Corp. (l)	6	124
Infinity Property & Casualty Corp.	5	247
Inland Real Estate Corp. (l)	17	320
Innkeepers USA Trust	11	185
Integra Bancorp	4	93
International Bancshares Corp. (l)	12	347
International Securities Exchange Inc. - Class A	10	477
Intervest Bancshares Corp. (b)	1	30
Investors Bancorp Inc. (b)	14	201
Investors Real Estate Trust (l)	11	114
Irwin Financial Corp.	5	100
ITLA Capital Corp. (l)	1	72
James River Group Inc. (l)	2	58
JER Investors Trust Inc.	7	129
Kansas City Life Insurance Co. (l)	1	27
KBW Inc. (b)	2	70
Kearny Financial Corp. (l)	5	76
Kite Realty Group Trust	7	141
KKR Financial Corp. (l)	20	549
KNBT Bancorp Inc.	7	107
Knight Capital Group Inc. (b)	26	413
LaBranche & Co. Inc. (b) (l)	12	100
Lakeland Bancorp Inc.	4	51
Lakeland Financial Corp.	3	65
LandAmerica Financial Group Inc.	5	334
LaSalle Hotel Properties	10	475
Lexington Corporate Properties Trust (l)	17	361
Longview Fibre Co.	16	394

LTC Properties Inc.	6	159
Luminent Mortgage Capital Inc.	13	113
Macatawa Bancorp	4	66
MAF Bancorp Inc.	9	358
Maguire Properties Inc.	9	337
MainSource Financial Group Inc. (l)	4	70
MarketAxess Holdings Inc. (b)	7	123
Marlin Business Services Inc. (b)	3	56
MASSBANK Corp.	-	12
MB Financial Inc.	7	266
MBT Financial Corp. (l)	2	32
MCG Capital Corp. (l)	15	273
Meadowbrook Insurance Group Inc. (b)	5	60
Medallion Financial Corp.	3	36
Medical Properties Trust Inc. (l)	11	154
Mercantile Bancorp (l)	2	60
Metrocorp Bancshares Inc.	1	29
MFA Mortgage Investments Inc.	19	146
Mid-America Apartment Communities Inc.	6	343
Midland Co.	3	122
Mid-State Bancshares	5	200
Midwest Banc Holdings Inc. (l)	5	80
Mills Corp. (l)	14	362
Move Inc. (b) (l)	29	159
MVC Capital Inc. (l)	4	58
Nara Bancorp Inc.	5	84
NASB Financial Inc. (l)	1	37
National Bankshares Inc.	1	21
National Financial Partners Corp. (l)	10	451
National Health Investors Inc.	6	190
National Health Realty Inc.	1	28
National Interstate Corp. (l)	4	97
National Penn Bancshares Inc. (l)	12	230
National Retail Properties Inc. (l)	15	353
National Western Life Insurance Co.	1	128
Nationwide Health Properties Inc. (l)	22	675
Navigators Group Inc. (b)	3	160
NBT Bancorp Inc.	8	194
NetBank Inc. (l)	11	24
NewAlliance Bancshares Inc. (l)	28	459
Newcastle Investment Corp.	12	333
NorthStar Realty Finance Corp.	15	225
Northwest Bancorp Inc.	4	116
NovaStar Financial Inc. (l)	9	47
Nymagic Inc.	1	51
Oak Hill Financial Inc.	1	14
OceanFirst Financial Corp.	2	29

Ocwen Financial Corp. (b)	8	104
Odyssey Re Holdings Corp.	3	134
Ohio Casualty Corp.	16	488
Old National Bancorp (l)	17	316
Old Second Bancorp Inc.	4	100
Omega Financial Corp. (l)	3	96
Omega Healthcare Investors Inc.	15	258
Opteum Inc.	6	27
optionsXpress Holdings Inc.	6	130
Oriental Financial Group	5	60
Origen Financial Inc.	3	20
Pacific Capital Bancorp (l)	12	386
Park National Corp. (l)	3	291
Parkvale Financial Corp.	1	17
Parkway Properties Inc.	4	192
Partners Trust Financial Group Inc.	11	131
Pennfed Financial Services Inc.	2	50
Penns Woods Bancorp Inc.	-	15
Pennsylvania Commerce Bancorp Inc. (b)	-	9
Pennsylvania Real Estate Investment Trust (l)	9	418
Penson Worldwide Inc. (b) (l)	2	49
Peoples Bancorp Inc.	2	58
PFF Bancorp Inc.	6	178
Phoenix Cos. Inc.	29	402
Pico Holdings Inc. (b) (l)	3	118
Pinnacle Financial Partners Inc. (b) (l)	4	118
Piper Jaffray Cos. (b)	5	307
Placer Sierra Bancshares	3	87
PMA Capital Corp. (b)	8	72
Portfolio Recovery Associates Inc. (b) (l)	4	178
Post Properties Inc.	11	489
Potlatch Corp.	10	454
Preferred Bank	2	61
PremierWest Bancorp (l)	3	35
Presidential Life Corp.	5	104
PrivateBancorp Inc.	4	157
ProAssurance Corp. (b)	9	437
Prosperity Bancshares Inc.	9	308
Provident Bankshares Corp.	8	273
Provident Financial Holdings Inc.	1	26
Provident Financial Services Inc. (l)	16	282
Provident New York Bancorp	10	141
PS Business Parks Inc.	4	286
QC Holdings Inc. (l)	1	20
RAIT Investment Trust	16	445
Ramco-Gershenson Properties	4	157
Realty Income Corp. (l)	26	719

Redwood Trust Inc.	5	256
Renasant Corp. (l)	4	90
Republic Bancorp Inc. - Class A (l)	2	36
Republic Property Trust (l)	7	80
Resource America Inc. - Class A	4	87
Resource Capital Corp. (l)	2	24
Rewards Network Inc. (b) (l)	6	30
RLI Corp. (l)	6	317
Rockville Financial Inc. (l)	2	24
Roma Financial Corp. (l)	1	19
Royal Bancshares of Pennsylvania - Class A	1	15
S&T Bancorp Inc. (l)	6	213
Safety Insurance Group Inc.	3	138
Sanders Morris Harris Group Inc. (l)	4	43
Sandy Spring Bancorp Inc.	4	126
Santander Bancorp	1	15
Saul Centers Inc. (l)	3	163
SCBT Financial Corp.	2	76
Scpie Holdings Inc. (b) (l)	2	49
SeaBright Insurance Holdings Inc. (b)	5	92
Seacoast Banking Corp. (l)	4	84
Security Bankcorp.	4	85
Selective Insurance Group	15	383
Senior Housing Properties Trust	19	451
Shore Bancshares Inc.	2	45
Sierra Bancorp (l)	2	43
Signature Bank (b)	8	248
Simmons First National Corp. - Class A	3	94
Smithtown Bancorp Inc. (l)	2	55
Southern Community Financial Corp.	2	23
Southside Bancshares Inc. (l)	2	53
Southwest Bancorp Inc.	4	99
Sovran Self Storage Inc.	5	280
Spirit Finance Corp. (l)	27	401
Star Maritime Acquisition Corp. (b)	5	53
State Auto Financial Corp.	3	109
Sterling Bancorp - NYS (l)	4	76
Sterling Bancshares Inc. / WA	18	205
Sterling Financial Corp. / PA	12	383
Sterling Financial Corp.	6	132
Stewart Information Services Corp.	4	186
Stifel Financial Corp. (b) (l)	3	140
Strategic Hotel Capital Inc. (l)	19	431
Suffolk Bancorp (l)	2	74
Summit Financial Group Inc. (l)	-	6
Sun Bancorp Inc. (b)	4	65
Sun Communities Inc.	5	141

Sunstone Hotel Investors Inc.	15	406
Superior Bancorp (b) (l)	7	75
Susquehanna Bancshares Inc.	13	302
SVB Financial Group (b)	9	444
SWS Group Inc.	6	155
SY Bancorp Inc. (l)	3	65
Tanger Factory Outlet Centers Inc. (l)	8	323
Taylor Capital Group Inc.	2	59
Technology Investment Capital Corp. (l)	5	78
Tejon Ranch Co. (b) (l)	3	122
Texas Capital Bancshares Inc. (b)	6	128
Thomas Weisel Partners Group Inc. (b) (l)	1	25
TierOne Corp.	5	130
Tompkins Trustco Inc. (l)	1	61
Tower Group Inc.	4	144
TradeStation Group Inc. (b)	7	87
Triad Guaranty Inc. (b)	3	116
Trico Bancshares	3	71
TrustCo Bank Corp. (l)	19	180
Trustmark Corp.	13	353
UCBH Holdings Inc. (l)	24	454
UMB Financial Corp. (l)	8	309
Umpqua Holdings Corp.	14	386
Union Bankshares Corp. (l)	3	74
United Bankshares Inc.	10	336
United Capital Corp. (b)	-	17
United Community Banks Inc. (l)	9	281
United Community Financial Corp.	7	72
United Financial Bancorp Inc.	2	28
United Fire & Casualty Co.	5	177
United PanAm Financial Corp. (b) (l)	2	27
United Security Bancshares / AL	1	28
United Security Bancshares / CA (l)	2	30
Universal American Financial Corp. (b) (l)	9	180
Universal Health Realty Income Trust	3	112
Univest Corp. (l)	2	59
Urstadt Biddle Properties Inc. - Class A (l)	6	112
USB Holding Co. Inc. (l)	3	60
USI Holdings Corp. (b)	11	190
U-Store-It Trust (l)	12	240
ViewPoint Financial Group	3	56
Vineyard National Bancorp (l)	2	43
Virginia Commerce Bancorp (b)	4	92
Virginia Financial Group Inc. (l)	3	67
W Holding Co. Inc.	25	127
Waddell & Reed Financial Inc. - Class A	21	492
Washington Real Estate Investment Trust (l)	12	432
Washington Trust Bancorp (l)	2	60
Wauwatosa Holdings Inc. (b) (l)	2	36
WesBanco Inc. (l)	5	165
West Bancorp Inc. (l)	3	49
West Coast Bancorp (l)	4	122
WestAmerica Bancorp (l)	8	390
Western Alliance Bancorp (b) (l)	4	117
Westfield Financial Inc.	4	41
Willow Grove Bancorp Inc.	3	43
Wilshire Bancorp Inc. (l)	3	57
Winston Hotels Inc.	9	130
Winthrop Realty Trust	11	73
Wintrust Financial Corp.	7	296
World Acceptance Corp. (b)	4	179
WSFS Financial Corp.	1	92
Yardville National Bancorp (l)	3	93
Zenith National Insurance Corp.	9	450
		72,865

HEALTH CARE - 11.3%
Abaxis Inc. (b) (l)	5	111
Abiomed Inc. (b)	7	97
Acadia Pharmaceuticals Inc. (b) (l)	5	75
Adams Respiratory Therapeutics Inc. (b) (l)	8	257
Adolor Corp. (b)	11	95
Advanced Magnetics Inc. (b) (l)	2	149
ADVENTRX Pharmaceuticals Inc. (b) (l)	20	50
Affymetrix Inc. (b) (l)	17	521
Air Methods Corp. (b) (l)	3	61
Akorn Inc. (b) (l)	10	65
Albany Molecular Research Inc. (b)	6	61
Alexion Pharmaceuticals Inc. (b) (l)	9	383
Align Technology Inc. (b) (l)	15	231
Alkermes Inc. (b)	25	384
Alliance Imaging Inc. (b)	5	43
Allscripts Healthcare Solutions Inc. (b) (l)	12	320
Alnylam Pharmaceuticals Inc. (b) (l)	9	170
Alpharma Inc. - Class A (l)	11	260
Altus Pharmaceuticals Inc. (b)	2	23
Amedisys Inc. (b) (l)	6	206
America Service Group Inc. (b)	2	28
American Medical Systems Holdings Inc. (b)	18	381
AMERIGROUP Corp. (b)	13	404
AMICAS Inc. (b)	7	19
AMN Healthcare Services Inc. (b)	8	178
Amsurg Corp. (b)	8	190
Anadys Pharmaceuticals Inc. (b) (l)	8	30
Analogic Corp.	3	211
AngioDynamics Inc. (b)	5	86
Antigenics Inc. (b) (l)	6	12
Applera Corp. - Celera Genomics Group (b)	19	277
Apria Healthcare Group Inc. (b) (l)	11	347
Arena Pharmaceuticals Inc. (b) (l)	16	169
Ariad Pharmaceuticals Inc. (b) (l)	16	72
Array BioPharma Inc. (b) (l)	10	131
Arrow International Inc.	6	177
Arthrocare Corp. (b) (l)	7	239
Aspect Medical Systems Inc. (b) (l)	4	67
Atherogenics Inc. (b) (l)	9	26
Auxilium Pharmaceuticals Inc. (b)	7	102
AVANIR Pharmaceuticals (b) (l)	6	8
AVI BioPharma Inc. (b) (l)	11	29
Barrier Therapeutics Inc. (b)	3	17
Bentley Pharmaceuticals Inc. (b) (l)	4	31
Biocryst Pharmaceuticals Inc. (b)	5	42
Bioenvision Inc. (b) (l)	9	37
BioMarin Pharmaceutical Inc. (b) (l)	23	396
Bio-Rad Laboratories Inc. - Class A (b)	5	326

Bio-Reference Labs Inc. (b) (l)	2	55
Biosite Inc. (b)	4	359
Bradley Pharmaceuticals Inc. (b) (l)	4	78
Bruker BioSciences Corp. (b)	9	98
Cadence Pharmaceuticals Inc.	1	18
Caliper Life Sciences Inc. (b)	8	45
Cambrex Corp.	6	154
Candela Corp. (b)	5	59
Capital Senior Living Corp. (b) (l)	5	54
Caraco Pharmaceutical Laboratories Ltd. (b)	2	18
Cell Genesys Inc. (b) (l)	16	66
Centene Corp. (b) (l)	11	229
Cepheid Inc. (b) (l)	13	153
Cerus Corp. (b) (l)	6	40
Chemed Corp.	7	333
Coley Pharmaceutical Group Inc. (b) (l)	4	37
Combinatorx Inc. (b) (l)	5	37
Computer Programs & Systems Inc. (l)	2	60
Conceptus Inc. (b) (l)	6	121
Conmed Corp. (b) (l)	7	213
Corvel Corp. (b)	2	66
Cross Country Healthcare Inc. (b) (l)	8	154
Cubist Pharmaceuticals Inc. (b)	14	303
CuraGen Corp. (b)	10	30
Curis Inc. (b)	7	10
CV Therapeutics Inc. (b) (l)	16	122
Cyberonics Inc. (b) (l)	6	108
Cypress Bioscience Inc. (b) (l)	8	61
Cytokinetics Inc. (b) (l)	8	52
Datascope Corp.	4	133
deCODE genetics Inc. (b) (l)	16	58
Dendreon Corp. (b) (l)	18	239
Dendrite International Inc. (b)	10	150
Depomed Inc. (b) (l)	8	28
DexCom Inc. (b) (l)	4	28
Digene Corp. (b)	5	194
Dionex Corp. (b) (l)	5	334
Diversa Corp. (b) (l)	7	58
DJ Orthopedics Inc. (b) (l)	6	219
Durect Corp. (b) (l)	13	54
Eclipsys Corp. (b) (l)	11	216
Emageon Inc. (b) (l)	5	56
Emergent BioSolutions Inc.	2	23
Emeritus Corp. (b) (l)	1	22
Emisphere Technologies Inc. (b)	5	16
Encysive Pharmaceuticals Inc. (b) (l)	14	38
Enzo Biochem Inc. (b) (l)	7	111

Enzon Pharmaceuticals Inc. (b) (l)	16	126
eResearch Technology Inc. (b) (l)	11	84
ev3 Inc. (b) (l)	4	84
ExacTech Inc. (b)	1	14
Exelixis Inc. (b) (l)	23	232
E-Z-Em-Inc. (b)	1	16
Five Star Quality Care Inc. (b) (l)	9	88
Foxhollow Technologies Inc. (b)	6	120
Genesis HealthCare Corp. (b)	5	320
Genitope Corp. (b) (l)	7	28
Genomic Health Inc. (b) (l)	3	57
Gentiva Health Services Inc. (b) (l)	7	144
Geron Corp. (b) (l)	17	121
Greatbatch Inc. (b)	5	131
GTx Inc. (b)	4	78
Haemonetics Corp. (b)	7	314
Hana Biosciences Inc. (b) (l)	7	14
Hansen Medical Inc. (b) (l)	2	36
HealthExtras Inc. (b) (l)	7	189
HealthSpring Inc. (b)	5	111
HealthTronics Inc. (b)	8	45
Healthways Inc. (b) (l)	9	416
Hi-Tech Pharmacal Co. Inc. (b) (l)	2	25
Hologic Inc. (b)	13	776
Hooper Holmes Inc. (b)	1	5
Horizon Health Corp. (b)	3	63
Human Genome Sciences Inc. (b) (l)	34	360
Hythiam Inc. (b) (l)	6	38
ICU Medical Inc. (b) (l)	4	146
Idenix Pharmaceuticals Inc. (b) (l)	5	37
Idevus Pharmaceuticals Inc. (b)	14	100
I-Flow Corp. (b) (l)	6	84
Illumina Inc. (b) (l)	13	395
Immucor Inc. (b)	17	511
Immunicon Corp. (b)	1	3
Immunogen Inc. (b)	8	36
Incyte Corp. (b)	21	140
Inspire Pharmaceuticals Inc. (b)	8	45
Integra LifeSciences Holdings Corp. (b)	5	227
InterMune Inc. (b)	6	160
Intralase Corp. (b)	6	143
Introgen Therapeutics Inc. (b) (l)	3	13
Invacare Corp.	8	135
inVentiv Health Inc. (b)	8	290
Inverness Medical Innovations Inc. (b) (l)	10	435
IRIS International Inc. (b) (l)	4	50
Isis Pharmaceuticals Inc. (b) (l)	19	174

Kendle International Inc. (b)	3	103
Kensey Nash Corp. (b) (l)	3	106
Keryx Biopharmaceuticals Inc. (b) (l)	11	112
Kindred Healthcare Inc. (b)	8	263
KV Pharmaceutical Co. - Class A (b)	10	249
Kyphon Inc. (b)	11	512
Landauer Inc.	2	109
Lannett Co. Inc. (b)	1	4
LCA-Vision Inc. (l)	5	224
Lexicon Genetics Inc. (b)	21	76
LHC Group Inc. (b)	3	105
LifeCell Corp. (b) (l)	9	219
Luminex Corp. (b) (l)	8	108
Magellan Health Services Inc. (b)	10	400
MannKind Corp. (b) (l)	8	116
Martek Biosciences Corp. (b) (l)	8	159
Matria Healthcare Inc. (b) (l)	5	130
Maxygen Inc. (b)	7	82
Medarex Inc. (b) (l)	31	396
Medcath Corp. (b)	2	55
Medical Action Industries Inc. (b)	3	71
Medicines Co. (b)	13	324
Medics Pharmaceutical Corp. (l)	14	418
Mentor Corp.	9	429
Merge Technologies Inc. (b)	7	36
Meridian Bioscience Inc.	5	137
Merit Medical Systems Inc. (b)	7	82
Metabasis Therapeutics Inc. (b) (l)	4	33
Metabolix Inc. (b)	2	37
MGI Pharma Inc. (b)	20	440
Molina Healthcare Inc. (b)	3	96
Momenta Pharmaceuticals Inc. (b) (l)	7	85
Monogram Biosciences Inc. (b) (l)	22	43
Mwi Veterinary Supply Inc. (b)	1	36
Myriad Genetics Inc. (b) (l)	10	351
Nabi Biopharmaceuticals (b) (l)	14	74
Nastech Pharmaceutical Co. Inc. (b) (l)	7	73
National Healthcare Corp.	2	80
Natus Medical Inc. (b)	5	96
Nektar Therapeutics (b) (l)	23	303
NeoPharm Inc. (b) (l)	4	6
Neurocrine Biosciences Inc. (b) (l)	10	120
Neurometrix Inc. (b)	3	26
New River Pharmaceuticals Inc. (b)	4	251
Nighthawk Radiology Holdings Inc. (b) (l)	1	24
Northfield Laboratories Inc. (b) (l)	6	20
Northstar Neuroscience Inc. (b)	3	35

Novavax Inc. (b) (l)	15	39
Noven Pharmaceuticals Inc. (b)	6	145
NPS Pharmaceuticals Inc. (b)	9	32
Nutraceutical International Corp. (b)	1	20
NuVasive Inc. (b) (l)	8	191
Nuvelo Inc. (b) (l)	13	47
NxStage Medical Inc. (b) (l)	4	48
Odyssey HealthCare Inc. (b)	8	106
Omnicell Inc. (b) (l)	7	150
Onyx Pharmaceuticals Inc. (b) (l)	10	252
Option Care Inc. (l)	7	95
OraSure Technologies Inc. (b) (l)	10	77
Orchid Cellmark Inc. (b)	4	26
Orthologic Corp. (b)	6	9
Orthovita Inc. (b)	7	21
OSI Pharmaceuticals Inc. (b)	14	467
Osiris Therapeutics Inc. (b) (l)	1	25
Owens & Minor Inc.	10	372
Pain Therapeutics Inc. (b) (l)	10	77
Palomar Medical Technologies Inc. (b)	5	182
Panacos Pharmaceuticals Inc. (b) (l)	12	57
Par Pharmaceutical Cos. Inc. (b) (l)	9	221
Parexel International Corp. (b)	7	255
Penwest Pharmaceuticals Co. (b) (l)	7	68
Perrigo Co.	20	354
PharmaNet Development Group Inc. (b)	5	128
Pharmion Corp. (b)	6	163
Phase Forward Inc. (b)	9	118
PolyMedica Corp. (l)	6	254
Pozen Inc. (b)	7	100
PRA International (b)	5	99
Progenics Pharmaceuticals Inc. (b)	6	131
Providence Services Corp. (b) (l)	3	64
PSS World Medical Inc. (b) (l)	17	359
Psychiatric Solutions Inc. (b)	14	547
Quidel Corp. (b)	8	98
Radiation Therapy Services Inc. (b) (l)	3	96
Regeneron Pharmaceuticals Inc. (b)	13	285
RehabCare Group Inc. (b)	5	75
Renovis Inc. (b) (l)	5	17
Res-Care Inc. (b)	6	105
Rigel Pharmaceuticals Inc. (b) (l)	6	66
Salix Pharmaceuticals Ltd. (b)	11	144
Sangamo Biosciences Inc. (b)	6	42
Santarus Inc. (b) (l)	14	96
Savient Pharmaceuticals Inc. (b)	13	159
Sciele Pharma Inc. (b) (l)	7	169

Senomyx Inc. (b) (l)	8	93
Sirona Dental Systems Inc. (l)	5	159
Somaxon Pharmaceuticals Inc. (b) (l)	1	18
SonoSite Inc. (b) (l)	4	114
Spectranetics Corp. (b) (l)	7	72
Stereotaxis Inc. (b) (l)	6	69
STERIS Corp.	17	449
Sun Healthcare Group Inc. (b) (l)	8	103
Sunrise Senior Living Inc. (b)	11	441
SuperGen Inc. (b) (l)	14	82
SurModics Inc. (b) (l)	4	140
Symbion Inc. (b) (l)	5	96
Symmetry Medical Inc. (b)	9	152
Tanox Inc. (b)	6	121
Telik Inc. (b) (l)	13	68
Tercica Inc. (b) (l)	2	13
ThermoGenesis Corp. (b) (l)	13	46
Thoratec Corp. (b) (l)	14	287
Trimeris Inc. (b)	4	25
Trizetto Group (b)	11	216
United Surgical Partners International Inc. (b)	11	346
United Therapeutics Corp. (b)	6	319
Valeant Pharmaceutical International (l)	24	413
Varian Inc. (b)	8	452
Ventana Medical Systems Inc. (b) (l)	7	305
Viasys Healthcare Inc. (b)	8	264
ViroPharma Inc. (b) (l)	18	255
Visicu Inc. (b)	2	12
VistaCare Inc. - Class A (b) (l)	2	15
Vital Images Inc. (b) (l)	4	144
Vital Signs Inc.	2	93
Vnus Medical Technologies Inc. (b)	1	9
Volcano Corp. (b)	2	35
West Pharmaceutical Services Inc.	8	376
Wright Medical Group Inc. (b)	8	183
Xenoport Inc. (b) (l)	5	143
Young Innovations Inc.	1	22
Zila Inc. (b)	8	16
Zoll Medical Corp. (b)	5	135
ZymoGenetics Inc. (b) (l)	9	140
		40,209
INDUSTRIALS - 13.8%
3D Systems Corp. (b) (l)	4	93
AAON Inc. (l)	2	55
AAR Corp. (b)	9	256
ABM Industries Inc.	11	299
ABX Air Inc. (b)	16	108

ACCO Brands Corp. (b)	12	282
Accuride Corp. (b)	5	71
Actuant Corp. - Class A (l)	7	348
Acuity Brands Inc. (l)	11	625
Administaff Inc.	6	205
Advisory Board Co. (b)	5	239
AirTran Holdings Inc. (b) (l)	23	236
Alaska Air Group Inc. (b)	10	389
Albany International Corp.	7	250
AMERCO Inc. (b)	3	183
American Commercial Lines Inc. (b)	16	496
American Ecology Corp.	5	95
American Railcar Industries Inc. (l)	2	70
American Reprographics Co. (b)	6	194
American Science & Engineering Inc. (b) (l)	2	125
American Superconductor Corp. (b) (l)	8	103
American Woodmark Corp. (l)	3	105
Ameron International Corp.	2	151
Ampco Pittsburgh Corp.	2	45
Amrep Corp. (l)	1	41
AO Smith Corp.	5	188
Apogee Enterprises Inc.	7	143
Applied Industrial Tech Inc. (l)	11	269
Argon ST Inc. (b)	4	93
Arkansas Best Corp. (l)	7	234
Astec Industries Inc. (b)	4	181
ASV Inc. (b) (l)	6	87
Atlas Air Worldwide Holdings Inc. (b) (l)	5	254
Badger Meter Inc. (l)	3	88
Baldor Electric Co.	11	422
Barnes Group Inc.	10	233
Barrett Business Services	1	31
Basin Water Inc. (b)	1	10
BE Aerospace Inc. (b)	20	629
Beacon Roofing Supply Inc. (b) (l)	11	171
Belden CDT Inc. (l)	11	568
Blount International Inc. (b) (l)	10	126
BlueLinx Holdings Inc.	2	22
Bowne & Co. Inc.	7	117
Brady Corp. - Class A (l)	12	362
Briggs & Stratton Corp. (l)	13	407
Bucyrus International Inc. - Class A (l)	8	419
Builders FirstSource Inc. (b)	4	67
Capstone Turbine Corp. (b) (l)	22	23
Cascade Corp. (l)	3	177
Casella Waste Systems Inc. (b)	5	47
CBIZ Inc. (b) (l)	15	108

CDI Corp.	4	101
Celadon Group Inc. (b) (l)	6	102
Central Parking Corp. (l)	3	75
Cenveo Inc. (b)	14	335
Ceradyne Inc. (b) (l)	7	379
Chart Industries Inc. (b)	4	70
China BAK Battery Inc. (b) (l)	6	19
CIRCOR International Inc. (l)	5	164
Clarcor Inc.	13	423
Clean Harbors Inc. (b) (l)	4	185
Columbus Mckinnon Corp. (b) (l)	4	98
Comfort Systems USA Inc.	10	119
Commercial Vehicle Group Inc. (b)	6	115
Compx International Inc. (l)	-	6
COMSYS IT Partners Inc. (b)	4	86
Consolidated Graphics Inc. (b)	3	218
Cornell Companies Inc. (b)	2	50
CoStar Group Inc. (b)	4	182
Covenant Transport Inc. (b)	1	14
CRA International Inc. (b)	3	154
Cubic Corp.	4	81
Curtiss-Wright Corp.	11	423
Deluxe Corp. (l)	13	434
Diamond Management & Technology Consultants Inc.	7	84
Dollar Thrifty Automotive Group (b)	6	319
Ducommun Inc. (b)	1	27
Dynamex Inc. (b) (l)	2	62
Dynamic Materials Corp. (b)	4	119
DynCorp International Inc. (b) (l)	6	93
EDO Corp. (l)	4	109
EGL Inc. (b)	8	316
Electro Rent Corp. (b)	4	58
EMCOR Group Inc. (b)	8	476
Encore Wire Corp. (l)	6	142
Energy Conversion Devices Inc. (b) (l)	10	342
EnerSys (b)	12	198
ENGlobal Corp. (b) (l)	4	24
Ennis Inc. (l)	7	180
EnPro Industries Inc. (b)	5	185
ESCO Technologies Inc. (b) (l)	7	300
Esterline Technologies Corp. (b)	7	271
Evergreen Solar Inc. (b) (l)	16	159
Exponent Inc. (b) (l)	4	70
ExpressJet Holdings Inc. (b) (l)	13	78
Federal Signal Corp.	12	181
First Advantage Corp. - Class A (b)	2	43
First Consulting Group Inc. (b)	6	53

First Solar Inc. (b)	6	298
Flanders Corp. (b)	4	26
Florida East Coast Industries Inc. - Class A (l)	9	550
Forward Air Corp.	8	262
Franklin Electric Co. Inc. (l)	6	266
FreightCar America Inc.	3	147
Frontier Airlines Holdings Inc. (b) (l)	9	53
FTI Consulting Inc. (b) (l)	10	348
FuelCell Energy Inc. (b) (l)	13	98
G&K Services Inc. - Class A	5	187
Gehl Co. (b)	2	61
GenCorp Inc. (b) (l)	13	185
General Cable Corp. (b) (l)	13	672
Genesee & Wyoming Inc. - Class A (b)	9	245
Genlyte Group Inc. (b)	6	450
Geo Group Inc. (b) (l)	5	216
Global Cash Access Inc. (b) (l)	9	146
Goodman Global Inc. (b)	6	99
Gorman-Rupp Co.	3	97
GrafTech International Ltd. (b) (l)	26	232
Granite Construction Inc.	9	491
Greenbrier Cos. Inc. (l)	4	95
Griffon Corp. (b)	7	179
H&E Equipment Services Inc. (b)	3	55
Healthcare Services Group	7	191
Heartland Express Inc.	15	236
Heico Corp. (l)	5	178
Heidrick & Struggles International Inc. (b) (l)	5	232
Herley Industries Inc. (b)	4	58
Herman Miller Inc. (l)	16	552
Hexcel Corp. (b) (l)	23	464
Horizon Lines Inc. - Class A	4	124
Houston Wire & Cable Co. (b) (l)	2	68
HUB Group Inc. - Class A (b)	10	293
Hudson Highland Group Inc. (b)	6	87
Huron Consulting Group Inc. (b) (l)	4	265
Huttig Building Products Inc. (b)	3	19
ICT Group Inc. (b)	1	26
IHS Inc. (b)	6	233
II-VI Inc. (b) (l)	6	209
IKON Office Solutions Inc.	27	395
InfraSource Services Inc. (b) (l)	7	213
Innerworkings Inc. (b)	3	38
Innovative Solutions & Support Inc. (b) (l)	3	86
Insituform Technologies Inc. - Class A (b)	7	146
Insteel Industries Inc. (l)	3	57
Integrated Electrical Services Inc. (b) (l)	4	103

InterLine Brands Inc. (b) (l)	7	145
Interpool Inc. (l)	3	63
Ionatron Inc. (b) (l)	8	35
JetBlue Airways Corp. (b) (l)	44	512
John H Harland Co.	7	338
K&F Industries Holdings Inc. (b)	4	116
Kadant Inc. (b)	3	85
Kaman Corp. - Class A	6	132
Kaydon Corp.	7	311
Kelly Services Inc. - Class A	5	160
Kenexa Corp. (b)	5	151
Kforce Inc. (b) (l)	7	90
Knight Transportation Inc. (l)	15	259
Knoll Inc.	7	173
Korn/Ferry International (b)	11	253
Labor Ready Inc. (b)	14	263
Ladish Co. Inc. (b)	3	125
Lamson & Sessions Co. (b)	3	92
Lawson Products	1	34
Layne Christensen Co. (b)	3	110
LB Foster Co. (b) (l)	3	52
LECG Corp. (b)	6	89
Lindsay Manufacturing Co. (l)	3	89
LSI Industries Inc.	6	97
M&F Worldwide Corp. (b)	3	136
MAIR Holdings Inc. (b)	1	6
Marten Transport Ltd. (b)	3	50
Mcgrath Rentcorp	5	172
Medis Technologies Ltd. (b) (l)	5	86
Mesa Air Group Inc. (b)	8	58
Middleby Corp. (b)	2	223
Miller Industries Inc. (b)	2	45
Mine Safety Appliances Co. (l)	8	328
Mobile Mini Inc. (b)	9	240
Moog Inc. - Class A (b)	9	384
MTC Technologies Inc. (b)	3	58
Mueller Industries Inc.	9	279
Mueller Water Products Inc. (l)	28	383
NACCO Industries Inc. - Class A	1	184
Navigant Consulting Inc. (b) (l)	11	214
NCI Building Systems Inc. (b)	5	239
Nordson Corp. (l)	7	344
Nuco2 Inc. (b) (l)	4	106
Old Dominion Freight Line Inc. (b)	7	195
On Assignment Inc. (b)	9	110
Orbital Sciences Corp. (b)	15	274
Pacer International Inc.	10	256

PAM Transportation Services (b)	1	19
Patriot Transportation Holding Inc. (b) (l)	-	28
PeopleSupport Inc. (b) (l)	6	71
Perini Corp. (b)	5	197
PGT Inc. (b)	3	32
PHH Corp. (b)	13	408
Pike Electric Corp. (b)	4	69
Pinnacle Airlines Corp. (b)	4	62
Plug Power Inc. (b) (l)	16	49
Powell Industries Inc. (b)	2	61
Power-One Inc. (b) (l)	16	92
PW Eagle Inc.	3	84
Quality Distribution Inc. (b) (l)	2	20
Quixote Corp.	1	23
Raven Industries Inc. (l)	4	114
RBC Bearings Inc. (b) (l)	5	162
Regal-Beloit Corp.	8	357
Republic Airways Holdings Inc. (b)	9	196
Resources Connection Inc. (b)	12	397
Robbins & Myers Inc.	4	131
Rollins Inc.	8	176
Rush Enterprises Inc. - Class A (b)	6	113
Saia Inc. (b)	3	82
SAIC Inc. (b)	22	374
Schawk Inc. (l)	4	68
School Specialty Inc. (b) (l)	5	193
Sequa Corp. - Class A (b)	2	197
Simpson Manufacturing Co. Inc. (l)	9	289
SIRVA Inc. (b) (l)	11	38
SkyWest Inc.	16	439
Spherion Corp. (b)	15	135
Standard Parking Corp. (b) (l)	1	36
Standard Register Co.	4	53
Standex International Corp.	3	91
Stanley Inc. (b) (l)	2	33
Sterling Construction Co. Inc. (b)	2	36
Superior Essex Inc. (b)	5	169
Synagro Technologies Inc.	17	95
Sypris Solutions Inc.	1	7
TAL International Group Inc. (l)	4	99
Taleo Corp. (b) (l)	3	45
Taser International Inc. (b) (l)	16	130
Team Inc. (b)	1	52
Tecumseh Products Co. (b)	4	40
Teledyne Technologies Inc. (b)	9	331
TeleTech Holdings Inc. (b)	8	309
Tennant Co.	4	123

Tetra Tech Inc. (b)	15	284
Titan International Inc. (l)	4	101
TransDigm Group Inc. (b)	3	98
Tredegar Corp.	9	203
Trex Co. Inc. (b) (l)	3	60
Triumph Group Inc.	4	214
TRM Corp. (b)	2	5
TurboChef Technologies Inc. (b) (l)	4	61
UAP Holding Corp. (l)	13	340
United Industrial Corp. (l)	2	121
United Stationers Inc. (b)	8	487
Universal Forest Products Inc.	4	217
Universal Truckload Services Inc. (b) (l)	1	36
US Xpress Enterprises Inc. (b)	2	35
USA Truck Inc. (b)	2	34
Valmont Industries Inc.	5	266
Viad Corp.	6	212
Vicor Corp.	5	45
Volt Information Sciences Inc. (b) (l)	3	88
Wabash National Corp. (l)	10	157
Wabtec Corp.	13	431
Washington Group International Inc. (b)	7	495
Waste Connections Inc. (b) (l)	17	499
Waste Industries USA Inc.	2	44
Waste Services Inc. (b)	10	97
Watsco Inc.	7	357
Watson Wyatt Worldwide Inc.	11	528
Watts Water Technologies Inc. (l)	7	280
Werner Enterprises Inc. (l)	13	237
Williams Scotsman International Inc. (b) (l)	7	137
Woodward Governor Co.	8	319
		48,950
INFORMATION TECHNOLOGY - 18.1%
24/7 Real Media Inc. (b)	13	104
3Com Corp. (b)	101	394
Acacia Research Corp. (b) (l)	8	119
Access Integrated Technologies Inc. (b) (l)	3	15
Acme Packet Inc. (b)	3	41
Actel Corp. (b)	6	97
Actuate Corp. (b) (l)	15	76
Adaptec Inc. (b)	27	104
ADTRAN Inc. (l)	17	408
Advanced Analogic Technologies Inc. (b)	8	53
Advanced Energy Industries Inc. (b)	9	193
Advent Software Inc. (b) (l)	5	185
Aeroflex Inc. (b)	20	258
Agile Software Corp. (b) (l)	13	93

Agilysis Inc.	8	174
Altiris Inc. (b)	6	196
AMIS Holdings Inc. (b) (l)	10	111
Amkor Technology Inc. (b) (l)	26	321
Anadigics Inc. (b) (l)	11	135
Anaren Inc. (b) (l)	4	78
Andrew Corp. (b)	41	435
Anixter International Inc. (b) (l)	8	560
Ansoft Corp. (b)	4	125
Ansys Inc. (b)	8	430
Applied Micro Circuits Corp. (b) (l)	77	280
aQuantive Inc. (b) (l)	19	531
Ariba Inc. (b) (l)	18	171
Arris Group Inc. (b)	27	379
Art Technology Group Inc. (b) (l)	27	62
Aspen Technology Inc. (b) (l)	13	174
Asyst Technologies Inc. (b) (l)	13	93
Atheros Communications Inc. (b) (l)	13	319
ATMI Inc. (b) (l)	9	265
Avanex Corp. (b) (l)	45	81
Avid Technology Inc. (b) (l)	11	380
Avocent Corp. (b)	13	354
Axcelis Technologies Inc. (b) (l)	25	189
Bankrate Inc. (b) (l)	3	98
BearingPoint Inc. (b) (l)	48	368
Bel Fuse Inc. - Class B	3	106
Benchmark Electronics Inc. (b)	18	363
BISYS Group Inc. (b) (l)	30	346
Black Box Corp.	4	155
Blackbaud Inc.	11	277
Blackboard Inc. (b) (l)	7	225
Blue Coat Systems Inc. (b) (l)	4	132
Bookham Inc. (b) (l)	20	44
Borland Software Corp. (b) (l)	18	97
Bottomline Technologies Inc. (b) (l)	5	57
Brightpoint Inc. (b)	12	135
Brocade Communications Systems Inc. (b)	101	959
Brooks Automation Inc. (b)	19	332
Cabot Microelectronics Corp. (b) (l)	6	213
CACI International Inc. - Class A (b)	8	369
CalAmp Corp. (b)	5	43
Carreker Corp. (b)	3	22
Carrier Access Corp. (b)	4	23
Cass Information Systems Inc. (l)	1	42
C-COR Inc. (b)	12	160
Ceva Inc. (b)	2	13
Checkpoint Systems Inc. (b)	10	243

Chordiant Software Inc.	8	81
Ciber Inc. (b)	12	95
Cirrus Logic Inc. (b)	23	176
CMGI Inc. (b)	102	217
CNET Networks Inc. (b) (l)	38	329
Cogent Inc. (b) (l)	11	142
Cognex Corp. (l)	12	255
Coherent Inc. (b) (l)	8	256
Cohu Inc.	5	101
Color Kinetics Inc. (b)	4	80
CommScope Inc. (b) (l)	15	639
CommVault Systems Inc. (b)	3	49
Comtech Group Inc. (b)	4	73
Comtech Telecommunications Corp. (b)	6	231
Concur Technologies Inc. (b) (l)	9	163
Conexant Systems Inc. (b) (l)	122	201
Convera Corp. (b) (l)	6	19
Corillian Corp. (b)	5	25
Covansys Corp. (b)	8	190
CPI International Inc. (b) (l)	1	16
Credence Systems Corp. (b)	24	80
CSG Systems International Inc. (b)	12	300
CTS Corp.	9	130
Cyberoptics Corp. (b)	1	15
Cybersource Corp. (b) (l)	8	98
Cymer Inc. (b)	10	397
Daktronics Inc. (l)	10	268
Dealertrack Holdings Inc. (b)	3	100
Digi International Inc. (b)	6	75
Digital River Inc. (b) (l)	10	560
Diodes Inc. (b)	5	166
Ditech Networks Inc. (b)	7	56
DivX Inc. (b) (l)	3	52
DSP Group Inc. (b)	7	139
DTS Inc. (b)	4	102
Dycom Industries Inc. (b) (l)	10	260
Eagle Test Systems Inc. (b)	2	37
Earthlink Inc. (b)	32	235
Echelon Corp. (b) (l)	8	86
eCollege.com Inc. (b) (l)	4	75
eFunds Corp. (b)	12	313
Electro Scientific Industries Inc. (b)	8	147
Electronics for Imaging Inc. (b)	15	351
Embarcado Technologies Inc. (b)	3	20
Emcore Corp. (b) (l)	8	42
EMS Technologies Inc. (b)	3	64
Emulex Corp. (b)	22	398

Entegris Inc. (b) (l)	35	379
Epicor Software Corp. (b)	15	210
EPIQ Systems Inc. (b) (l)	4	82
Equinix Inc. (b) (l)	7	627
eSpeed Inc. - Class A (b)	4	39
Euronet Worldwide Inc. (b) (l)	9	238
Exar Corp. (b)	8	112
Excel Technology Inc. (b) (l)	3	85
ExlService Holdings Inc.	1	21
Extreme Networks (b)	28	119
FalconStor Software Inc. (b)	10	105
FEI Co. (b) (l)	6	225
Finisar Corp. (b) (l)	60	210
FLIR Systems Inc. (b) (l)	17	613
FormFactor Inc. (b) (l)	11	512
Forrester Research Inc. (b) (l)	4	106
Foundry Networks Inc. (b)	37	507
Gartner Inc. - Class A (b) (l)	14	344
Gateway Inc. (b) (l)	66	145
Genesis Microchip Inc. (b)	9	81
Gerber Scientific Inc. (b)	5	58
Gevity HR Inc. (l)	6	120
Global Imaging System Inc. (b)	13	256
Harmonic Inc. (b)	18	176
Harris Stratex Networks Inc. - Class A (b)	6	111
Heartland Payment Systems Inc. (l)	4	90
Hittite Microwave Corp. (b) (l)	3	128
Hutchinson Technology Inc. (b) (l)	7	152
Hypercom Corp. (b) (l)	13	76
Hyperion Solutions Corp. (b)	15	764
i2 Technologies Inc. (b) (l)	4	93
ID Systems Inc. (b) (l)	2	29
iGate Corp. (b) (l)	3	26
Ikanos Communications Inc. (b)	4	34
Imation Corp.	9	363
Infocrossing Inc. (b) (l)	5	71
Informatica Corp. (b) (l)	22	293
InfoSpace Inc. (b)	8	211
infoUSA Inc.	9	86
Insight Enterprises Inc. (b)	12	209
Integral Systems Inc.	2	57
InterDigital Communications Corp. (b) (l)	13	421
Intermec Inc. (b) (l)	13	284
Internap Network Services Corp. (b) (l)	7	115
Internet Capital Group Inc. (b) (l)	11	113
Inter-Tel Inc.	6	133
InterVoice Inc. (b) (l)	11	73

Interwoven Inc. (b)	11	188
Intevac Inc. (b)	6	146
Ipass Inc. (b) (l)	16	79
Itron Inc. (b) (l)	7	425
Ixia (b) (l)	11	99
IXYS Corp. (b)	6	58
j2 Global Communications Inc. (b)	12	346
Jack Henry & Associates Inc.	20	491
JDA Software Group Inc. (b)	7	101
Jupitermedia Corp. (b) (l)	5	35
Keane Inc. (b)	10	138
Kemet Corp. (b)	21	161
Knot Inc. (b) (l)	6	119
Komag Inc. (b) (l)	8	254
Kopin Corp. (b) (l)	19	64
Kronos Inc. (b)	8	444
Kulicke & Soffa Industries Inc. (b)	15	139
L-1 Identity Solutions Inc. (b) (l)	18	298
Lattice Semiconductor Corp. (b)	28	161
Lawson Software Inc. (b) (l)	32	262
LeCroy Corp. (b)	3	21
Lightbridge Inc. (b)	7	114
Lionbridge Technologies Inc. (b)	15	75
Liquidity Services Inc. (b)	2	27
Littelfuse Inc. (b)	5	219
LoJack Corp. (b) (l)	5	92
Loral Space & Communications Inc. (b)	3	141
LTX Corp. (b)	16	98
Macrovision Corp. (b)	13	325
Magma Design Automation Inc. (b)	10	122
Manhattan Associates Inc. (b)	7	189
Mantech International Corp. - Class A (b)	4	141
MapInfo Corp. (b)	5	104
Marchex Inc. - Class B	6	85
Mastec Inc. (b)	10	110
Mattson Technology Inc. (b) (l)	14	126
MAXIMUS Inc. (l)	5	173
Maxwell Technologies Inc. (b) (l)	3	39
Measurement Specialties Inc. (b)	4	84
Mentor Graphics Corp. (b)	20	329
Mercury Computer Systems Inc. (b)	5	64
Methode Electronics Inc.	9	138
Micrel Inc. (b)	18	195
Micros Systems Inc. (b)	10	538
Microsemi Corp. (b) (l)	19	401
MicroStrategy Inc. - Class A (b)	3	334
Microtune Inc. (b) (l)	12	49

Midway Games Inc. (b) (l)	9	57
Mindspeed Technologies Inc. (b) (l)	27	59
MIPS Technologies Inc. - Class A (b) (l)	13	116
MKS Instruments Inc. (b)	10	243
Mobility Electronics Inc. (b) (l)	7	22
Monolithic Power Systems Inc. (b) (l)	6	72
MoSys Inc. (b) (l)	5	41
MPS Group Inc. (b)	27	376
MRV Communications Inc. (b) (l)	30	106
MTS Systems Corp.	5	186
Multi-Fineline Electronix Inc. (b) (l)	2	36
Neoware Systems Inc. (b) (l)	5	49
Ness Technologies Inc. (b)	7	94
Net 1 UEPS Technologies Inc. (b)	13	317
NetGear Inc. (b)	8	230
NetLogic Microsystems Inc. (b) (l)	4	109
NetRatings Inc. (b)	4	77
NetScout Systems Inc. (b)	6	51
Newport Corp. (b)	11	175
Nextest Systems Corp. (b)	1	10
NIC Inc.	8	42
Novatel Wireless Inc. (b) (l)	6	104
Nuance Communications Inc. (b) (l)	32	484
Omniture Inc. (b)	4	69
Omnivision Technologies Inc. (b) (l)	14	176
ON Semiconductor Corp. (b)	39	350
Online Resources Corp. (b) (l)	5	55
Openwave Systems Inc. (b) (l)	25	201
Oplink Communications Inc. (b)	4	66
Opnet Technologies Inc. (b)	3	45
Opsware Inc. (b) (l)	21	149
Optical Communication Products Inc. (b) (l)	2	3
Optium Corp. (b)	2	30
ORBCOMM Inc. (b) (l)	3	36
OSI Systems Inc. (b) (l)	5	120
Overland Storage Inc. (b)	2	9
OYO Geospace Corp. (b)	1	60
Packeteer Inc. (b)	9	112
Palm Inc. (b) (l)	23	417
Parametric Technology Corp. (b)	28	529
Park Electrochemical Corp.	5	145
Parkervision Inc. (b) (l)	4	54
Paxar Corp. (b) (l)	10	285
PC-Tel Inc. (b)	3	32
PDF Solutions Inc. (b) (l)	6	63
Pegasystems Inc.	4	34
Perficient Inc. (b) (l)	5	100

Pericom Semiconductor Corp. (b)	6	59
Perot Systems Corp. (b)	22	389
Photon Dynamics Inc. (b)	3	42
Photroncis Inc. (b)	11	169
Pixelworks Inc. (b)	8	14
PlanetOut Inc. (b)	1	3
Plantronics Inc. (l)	12	274
Plexus Corp. (b)	12	198
PLX Technology Inc. (b)	7	66
Polycom Inc. (b)	22	743
Powerwave Technologies Inc. (b) (l)	33	190
Presstek Inc. (b) (l)	6	39
Progress Software Corp. (b)	10	324
QAD Inc.	2	18
Quality Systems Inc. (l)	4	160
Quantum Corp. (b)	67	181
Quest Software Inc. (b) (l)	17	283
Rackable Systems Inc. (b)	7	114
Radiant Systems Inc. (b)	7	90
Radisys Corp. (b) (l)	5	76
Radyne Corp. (b)	4	35
Rae Systems (b) (l)	8	22
RealNetworks Inc. (b)	26	205
Renaissance Learning Inc. (l)	2	20
RF Micro Devices Inc. (b) (l)	48	300
RightNow Technologies Inc. (b) (l)	4	70
Rofin-Sinar Technologies Inc. (b)	4	219
Rogers Corp. (b)	4	195
Rudolph Technologies Inc. (b)	7	116
S1 Corp. (b)	17	100
Safeguard Scientifics Inc. (b) (l)	29	86
SafeNet Inc. (b)	7	185
Sapient Corp. (b) (l)	22	149
SAVVIS Inc. (b)	8	392
ScanSource Inc. (b) (l)	7	181
Secure Computing Corp. (b) (l)	15	112
Semitool Inc. (b)	6	76
Semtech Corp. (b)	19	253
SI International Inc. (b)	3	99
Sigma Designs Inc. (b)	6	157
Silicon Image Inc. (b)	21	169
Silicon Storage Technology Inc. (b) (l)	21	103
Sirenza Microdevices Inc. (b)	10	83
SiRF Technology Holdings Inc. (b) (l)	13	357
Skyworks Solutions Inc. (b)	41	234
Smith Micro Software Inc. (b) (l)	6	119
Sohu.com Inc. (b)	7	146

Sonic Solutions Inc. (b) (l)	7	98
SonicWALL Inc. (b) (l)	16	135
Sonus Networks Inc. (b) (l)	64	513
SpatiaLight Inc. (b) (l)	9	4
SPSS Inc. (b)	5	164
SRA International Inc. - Class A (b)	9	223
Staktek Holdings Inc. (b)	3	8
Standard Microsystems Corp. (b)	6	170
Startek Inc.	3	25
Stratasys Inc. (b) (l)	2	106
SunPower Corp. (b) (l)	2	114
Supertex Inc. (b)	3	100
Sybase Inc. (b)	22	566
Sycamore Networks Inc. (b)	45	167
SYKES Enterprises Inc. (b)	7	130
Symmetricom Inc. (b) (l)	11	90
Synaptics Inc. (b)	6	151
Synchronoss Technologies Inc. (b)	2	42
SYNNEX Corp. (b)	3	74
Synplicity Inc. (b)	2	11
Syntel Inc.	2	64
Take-Two Interactive Software Inc. (b) (l)	18	372
TALX Corp.	8	258
Technitrol Inc.	10	269
Techwell Inc. (b)	1	14
Tekelec (b) (l)	15	225
Telkonet Inc. (b) (l)	6	16
Terremark Worldwide Inc. (b)	11	88
Tessera Technologies Inc. (b)	12	471
TheStreet.com Inc. (l)	4	48
THQ Inc. (b)	16	560
TIBCO Software Inc. (b)	52	447
TNS Inc. (b) (l)	7	105
Transaction Systems Architects Inc. (b)	9	306
Transmeta Corp. (b) (l)	8	4
TranSwitch Corp. (b) (l)	26	42
Travelzoo Inc. (b)	1	22
Trident Microsystems Inc. (b) (l)	14	289
Triquint Semiconductor Inc. (b)	37	184
TTM Technologies Inc. (b)	10	94
Tyler Technologies Inc. (b)	9	118
Ultimate Software Group Inc. (b) (l)	6	166
Ultratech Inc. (b)	5	73
United Online Inc.	16	219
Universal Display Corp. (b) (l)	5	79
UTStarcom Inc. (b) (l)	31	253
Va Linux Inc. (b)	18	73

ValueClick Inc. (b)	25	641
Varian Semiconductor Equipment Associates Inc. (b)	14	759
Vasco Data Security International (b)	7	121
Veeco Instruments Inc. (b)	7	143
Viasat Inc. (b)	6	184
Vignette Corp. (b)	7	131
Virage Logic Corp. (b) (l)	2	17
Volterra Semiconductor Corp. (b) (l)	5	67
WebEx Communications Inc. (b) (l)	11	611
webMethods Inc. (b) (l)	12	87
Websense Inc. (b)	11	264
WebSideStory Inc. (b)	4	49
Wind River Systems Inc. (b)	18	182
Witness Systems Inc. (b)	8	224
Wright Express Corp. (b)	10	317
X-Rite Inc.	7	90
Zhone Technologies Inc. (b) (l)	25	32
Zoran Corp. (b)	12	202
Zygo Corp. (b)	4	64
		64,098
MATERIALS - 4.8%
A. Schulman Inc.	6	150
AEP Industries Inc. (b) (l)	2	66
AK Steel Holding Corp. (b) (l)	28	659
AM Castle & Co.	2	73
AMCOL International Corp.	5	153
American Vanguard Corp. (l)	5	81
AptarGroup Inc.	9	602
Arch Chemicals Inc. (l)	6	196
Balchem Corp. (l)	4	76
Bowater Inc. (l)	14	336
Brush Engineered Materials Inc. (b)	5	222
Buckeye Technologies Inc. (b)	10	130
Calgon Carbon Corp. (b) (l)	11	93
Caraustar Industries Inc. (b)	6	40
Century Aluminum Co. (b) (l)	6	273
CF Industries Holdings Inc.	14	545
Chaparral Steel Co.	11	668
Chesapeake Corp.	5	82
Cleveland-Cliffs Inc. (l)	11	683
Coeur d'Alene Mines Corp. (b) (l)	72	296
Compass Minerals International Inc. (l)	8	278
Deltic Timber Corp.	3	130
Ferro Corp.	11	240
Georgia Gulf Corp. (l)	8	136
Gibraltar Industries Inc.	6	134
Glatfelter (l)	11	162

Graphic Packaging Corp. (b) (l)	20	95
Grief Inc.	4	458
HB Fuller Co.	15	402
Headwaters Inc. (b) (l)	11	235
Hecla Mining Co. (b) (l)	29	261
Hercules Inc. (b)	29	569
Innophos Holdings Inc.	2	38
Innospec Inc.	3	187
Koppers Holdings Inc.	2	54
Kronos Worldwide Inc.	-	16
MacDermid Inc.	7	246
Mercer International Inc. (b)	7	86
Metal Management Inc.	6	293
Minerals Technologies Inc.	5	313
Myers Industries Inc.	7	133
Neenah Paper Inc.	4	145
NewMarket Corp. (l)	4	177
NL Industries	1	12
NN Inc.	4	53
Olin Corp.	19	317
Olympic Steel Inc.	2	57
OM Group Inc. (b)	7	329
Omnova Solutions Inc. (b)	10	56
Pioneer Cos. Inc. (b)	3	89
PolyOne Corp. (b) (l)	24	149
Quanex Corp.	9	402
Rock-Tenn Co. - Class A	8	282
Rockwood Holdings Inc. (b) (l)	9	236
Royal Gold Inc. (l)	5	153
RTI International Metals Inc. (b)	6	519
Ryerson Inc. (l)	7	270
Schnitzer Steel Industries Inc. - Class A	5	219
Schweitzer-Mauduit International Inc.	4	101
Sensient Technologies Corp. (l)	12	310
Silgan Holdings Inc.	6	308
Spartech Corp.	8	228
Steel Technologies Inc.	2	66
Stepan Co.	1	33
Stillwater Mining Co. (b) (l)	11	138
Symyx Technologies Inc. (b)	8	144
Terra Industries Inc. (b) (l)	24	415
Texas Industries Inc. (l)	6	438
Tronox Inc. - Class B	11	150
US Concrete Inc. (b)	7	57
Wausau Paper Corp.	12	171
Wheeling-Pittsburgh Corp. (b) (l)	3	72
Worthington Industries Inc. (l)	19	386

WR Grace & Co. (b) (l)	17	456
Zoltek Cos. Inc. (b) (l)	4	148
		16,976
TELECOMMUNICATION SERVICES - 1.3%
Alaska Communications Systems Group Inc. (l)	11	161
Arbinet-thexchange Inc. (b)	2	10
Atlantic Tele-Network Inc.	2	43
Cbeyond Communications Inc. (b)	4	127
Centennial Communications Corp. (b) (l)	4	36
Cincinnati Bell Inc. (b)	64	300
Cogent Communications Group Inc. (b) (l)	6	133
Consolidated Communications Holdings Inc.	5	100
Covad Communications Group Inc. (b) (l)	50	63
CT Communications Inc. (l)	5	114
Dobson Communications Corp. (b) (l)	38	329
Eschelon Telecom Inc. (b)	2	53
FairPoint Communications Inc.	6	123
FiberTower Corp. (b) (l)	29	150
General Communication Inc. - Class A (b)	14	196
Globalstar Inc. (b) (l)	5	56
Golden Telecom Inc.	5	300
Hungarian Telephone & Cable Corp. (b)	1	14
IDT Corp. - Class B (l)	12	140
InPhonic Inc. (b) (l)	6	67
Iowa Telecommunicatoins Services Inc. (l)	8	154
iPCS Inc. (b) (l)	4	197
Level 3 Communications Inc. (b)	-	-
North Pittsburgh Systems Inc. (l)	3	74
NTELOS Holdings Corp. (b)	4	80
PAETEC Holding Corp.	13	131
Premiere Global Services Inc. (b) (l)	19	213
Shenandoah Telecom Co. (l)	2	76
SureWest Communications (l)	4	88
Syniverse Holdings Inc. (b) (l)	6	65
Time Warner Telecom Inc. - Class A (b) (l)	36	753
USA Mobility Inc.	7	133
Vonage Holdings Corp. (b) (l)	8	27
Wireless Facilities Inc. (b) (l)	10	12
		4,518
UTILITIES - 2.8%
Allete Inc.	6	303
American States Water Co. (l)	4	164
Aquila Inc. (b)	93	391
Avista Corp.	13	315
Black Hills Corp.	9	316
California Water Service Group (l)	5	188
Cascade Natural Gas Corp.	3	73

CH Energy Group Inc.	4	197
Cleco Corp.	15	377
Connecticut Water Services Inc.	1	32
Duquesne Light Holdings Inc. (l)	23	451
El Paso Electric Co. (b)	13	330
Empire District Electric Co.	8	195
EnergySouth Inc.	1	59
Idacorp Inc.	11	373
ITC Holdings Corp.	5	197
Laclede Group Inc.	5	161
MGE Energy Inc.	5	191
Middlesex Water Co.	2	35
New Jersey Resources Corp.	7	352
Nicor Inc. (l)	11	535
Northwest Natural Gas Co.	7	326
NorthWestern Corp.	9	325
Ormat Technologies Inc.	2	91
Otter Tail Corp. (l)	8	263
Piedmont Natural Gas Co. (l)	19	501
PNM Resources Inc.	19	628
Portland General Electric Co. (l)	7	196
SJW Corp.	4	161
South Jersey Industries Inc.	7	283
Southwest Gas Corp.	10	391
Southwest Water Co. (l)	6	80
UIL Holdings Corp.	6	216
UniSource Energy Corp. (l)	9	331
Westar Energy Inc.	22	595
WGL Holdings Inc.	13	401
		10,023

Total Common Stocks (cost $287,586)		341,380

SHORT TERM INVESTMENTS - 38.8%
Mutual Funds - 3.5%
JNL Money Market Fund, 5.18% (a) (d)	12,474	12,474

Securities Lending Collateral - 35.2%
Mellon GSL Delaware Business Trust Collateral Fund, 5.39% (a) (d)	124,920	124,920

U.S. Treasury Securities - 0.1%
U.S. Treasury Bill, 4.95%, 06/14/07 (k) (q)	$495	490

Total Short Term Investments (cost $137,884)		137,884

Total Investments - 135.0% (cost $425,470)		479,264
Other Assets and Liabilities, Net - (35.0%)		(124,234)
Total Net Assets - 100%		$355,030

JNL/Oppenheimer Global Growth Fund
COMMON STOCKS - 97.4%
CONSUMER DISCRETIONARY - 19.8%
Bayerische Motoren Werke AG (l)	52	$3,070
Bulgari SpA (l)	110	1,581
Burberry Group Plc	110	1,419
Carnival Corp.	82	3,833
Coach Inc. (b)	30	1,522
Getty Images Inc. (b) (l)	20	948
Grupo Televisa SA - ADR	128	3,805
Hennes & Mauritz AB - Class B (l)	114	6,534
Inditex SA (l)	55	3,419
International Game Technology	44	1,761
Koninklijke Philips Electronics NV (l)	98	3,731
LVMH Moet Hennessy Louis Vuitton SA (l)	39	4,328
McDonald's Corp.	46	2,063
Pearson Plc	89	1,531
Scientific Games Corp. - Class A (b)	10	338
Sega Sammy Holdings Inc. (l)	44	1,034
Singapore Press Holdings Ltd.	279	809
Sirius Satellite Radio Inc. (b) (l)	777	2,485
Sony Corp.	85	4,300
Tiffany & Co. (l)	64	2,915
Toyota Motor Corp.	48	3,056
Walt Disney Co.	89	3,061
Wire & Wireless India Ltd.	191	390
WPP Group Plc (l)	114	1,732
ZEE News Ltd.	172	154
ZEE Telefilms Ltd. (f)	388	2,637
		62,456
CONSUMER STAPLES - 8.8%
Avon Products Inc.	9	332
Cadbury Schweppes Plc	307	3,935
Cia de Bebidas das Americas - ADR	40	2,191
Colgate-Palmolive Co.	32	2,111
Diageo Plc	90	1,827
Fomento Economico Mexicano SA de CV	204	2,254
Grupo Modelo SA	282	1,446
Hindustan Lever Ltd.	334	1,576
Reckitt Benckiser Plc	100	5,218
Seven & I Holdings Co. Ltd.	36	1,083
Tesco Plc	325	2,840
Wal-Mart Stores Inc.	62	2,891
		27,704
ENERGY - 5.8%
BP Plc - ADR	36	2,352
Chevron Corp.	29	2,168
GlobalSantaFe Corp.	14	876
Husky Energy Inc. (l)	52	3,605

Neste Oil Oyj (l)	8	276
Technip SA (l)	50	3,635
Total SA (l)	24	1,660
Transocean Inc. (b)	43	3,529
		18,101
FINANCIALS - 13.4%
ACE Ltd.	33	1,879
Allianz AG	19	3,984
Berkshire Hathaway Inc. - Class B (b)	1	1,893
Credit Saison Co. Ltd.	57	1,887
Credit Suisse Group	64	4,576
Everest Re Group Ltd. (l)	9	866
HSBC Holdings Plc (l)	170	2,951
ICICI Bank Ltd. - ADR (l)	22	807
Investor AB - Class B (l)	79	1,869
JPMorgan Chase & Co.	32	1,561
Manulife Financial Corp. (l)	48	1,638
Morgan Stanley	42	3,324
Northern Trust Corp.	50	2,977
Realogy Corp. (b)	16	474
Resona Holdings Inc. (l)	-	1,173
Royal Bank of Scotland Group Plc	132	5,150
Societe Generale - Class A (l)	17	2,872
Sumitomo Mitsui Financial Group Inc.	-	871
XL Capital Ltd. - Class A	22	1,531
		42,283
HEALTH CARE - 9.1%
3SBio Inc. - ADR	6	62
Affymetrix Inc. (b) (l)	30	902
Amgen Inc. (b)	21	1,196
Atherogenics Inc. (b) (l)	61	172
Boston Scientific Corp. (b)	121	1,766
Chugai Pharmaceutical Co. Ltd. (l)	54	1,371
Genentech Inc. (b) (l)	16	1,297
Gilead Sciences Inc. (b)	36	2,769
InterMune Inc. (b) (l)	22	550
Johnson & Johnson	13	801
Medtronic Inc.	22	1,070
Nektar Therapeutics (b) (l)	25	327
NicOx SA (b) (l)	18	487
Novartis AG (l)	29	1,640
Novo-Nordisk A/S - Class B (l)	12	1,077
Nuvelo Inc. (b)	18	64
Regeneron Pharmaceuticals Inc. (b)	16	350
Roche Holding AG (l)	22	3,907
Sanofi-Aventis (l)	52	4,550
Shionogi & Co. Ltd. (l)	81	1,457

Smith & Nephew Plc	159	2,016
Theravance Inc. (b)	25	743
		28,574
INDUSTRIALS - 9.7%
3M Corp.	38	2,920
Boeing Co.	24	2,107
Emerson Electric Co.	71	3,059
Empresa Brasileira de Aeronautica SA - ADR (l)	68	3,128
European Aeronautic Defence & Space Co. NV	102	3,166
Experian Group Ltd.	60	690
Fanuc Ltd.	9	829
Hutchison Whampoa Ltd.	117	1,125
Hyundai Heavy Industries	8	1,514
Lockheed Martin Corp.	19	1,843
Northrop Grumman Corp.	21	1,573
Raytheon Co.	35	1,836
Secom Co. Ltd. (l)	32	1,462
Siemens AG	51	5,456
		30,708
INFORMATION TECHNOLOGY - 26.1%
Adobe Systems Inc. (b)	97	4,057
Advanced Micro Devices Inc. (b) (l)	198	2,585
Altera Corp. (b)	99	1,971
Automatic Data Processing Inc.	74	3,577
Benq Corp. (b)	1,062	424
Canon Inc.	23	1,211
Cisco Systems Inc. (b)	52	1,335
Corning Inc. (b)	144	3,284
Cree Inc. (b) (l)	68	1,126
eBay Inc. (b)	151	5,016
Hoya Corp. (l)	70	2,333
Infosys Technologies Ltd.	74	3,444
International Rectifier Corp. (b) (l)	30	1,142
Intuit Inc. (b)	102	2,780
Juniper Networks Inc. (b) (l)	180	3,533
Keyence Corp.	7	1,552
Kyocera Corp.	17	1,603
Linear Technology Corp.	41	1,292
Maxim Integrated Products Inc. (l)	80	2,352
MediaTek Inc.	217	2,487
Microsoft Corp.	190	5,293
Murata Manufacturing Co. Ltd.	43	3,102
Nidec Corp. (l)	12	761
Nintendo Co. Ltd. (l)	6	1,715
Samsung Electronics Co. Ltd.	3	1,911
SAP AG (l)	76	3,368
Square Enix Co. Ltd.	46	1,182

Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (l)	179	1,922
Tandberg ASA (b) (l)	91	1,897
Telefonaktiebolaget LM Ericsson - Class B (l)	3,189	11,736
Xilinx Inc. (l)	66	1,695
Yahoo! Inc. (b)	23	725
		82,411
MATERIALS - 0.3%
Syngenta AG (b)	4	848

TELECOMMUNICATION SERVICES - 3.8%
KDDI Corp.	-	3,577
SK Telecom Co. Ltd. - ADR	112	2,621
Vodafone Group Plc	2,195	5,854
		12,052
UTILITIES - 0.6%
Fortum Oyj (l)	69	2,003

Total Common Stocks (cost $238,411)		307,140

PREFERRED STOCKS - 0.8%
CONSUMER DISCRETIONARY - 0.8%
Porsche AG	2	2,491

Total Preferred Stocks (cost $1,115)		2,491

SHORT TERM INVESTMENTS - 34.4%
Mutual Funds - 1.2%
JNL Money Market Fund, 5.18% (a) (d)	3,756	3,756

Securities Lending Collateral - 33.2%
Mellon GSL Delaware Business Trust Collateral Fund, 5.39% (a)	104,722	104,722

Total Short Term Investments (cost $108,478)		108,478

Total Investments - 132.6% (cost $348,004)		418,109
Other Assets and Liabilities, Net - (32.6%)		(102,795)
Total Net Assets - 100%		$315,314

JNL/Oppenheimer Growth Fund
COMMON STOCKS - 98.9%
CONSUMER DISCRETIONARY - 12.3%
Comcast Corp. - Class A (b)	12	$318
Harman International Industries Inc.	3	257
International Game Technology	7	275
JC Penney Co. Inc.	4	329
Kohl's Corp. (b)	5	366

Phillips-Van Heusen	2	88
Polo Ralph Lauren Corp.	6	520
Staples Inc.	32	822
Starbucks Corp. (b)	9	287
Target Corp.	9	513
Tiffany & Co.	5	236
Williams-Sonoma Inc. (l)	5	188
		4,199
CONSUMER STAPLES - 8.2%
Colgate-Palmolive Co.	8	565
Kroger Co.	12	342
PepsiCo Inc.	10	614
Procter & Gamble Co.	13	815
Ruddick Corp.	6	180
WM Wrigley Jr. Co.	5	260
		2,776
ENERGY - 5.4%
Apache Corp.	6	444
National Oilwell Varco Inc. (b)	5	371
Occidental Petroleum Corp.	10	488
Schlumberger Ltd.	8	532
		1,835
FINANCIALS - 9.2%
American International Group Inc.	19	1,272
Chicago Mercantile Exchange Holdings Inc.	1	335
Goldman Sachs Group Inc.	2	331
Legg Mason Inc.	6	526
TD Ameritrade Holding Corp. (b) (l)	21	305
Wachovia Corp.	7	385
		3,154
HEALTH CARE - 17.3%
BioMarin Pharmaceutical Inc. (b) (l)	8	143
Cardinal Health Inc.	4	277
Celgene Corp. (b)	7	351
CR Bard Inc.	4	356
Genentech Inc. (b)	5	400
Genzyme Corp. (b)	3	162
Gilead Sciences Inc. (b)	8	579
Medco Health Solutions Inc. (b)	5	384
Medics Pharmaceutical Corp. (l)	3	102
Merck & Co. Inc.	8	340
Novartis AG - ADR	10	560
Shire Pharmaceuticals Plc - ADR	8	489
Thermo Electron Corp. (b)	10	448
UnitedHealth Group Inc.	9	456
Varian Medical Systems Inc. (b)	18	870
		5,917

INDUSTRIALS - 5.1%
Fastenal Co. (l)	5	172
General Dynamics Corp.	4	296
Oshkosh Truck Corp.	5	269
Precision Castparts Corp.	4	416
Quanta Services Inc. (b)	12	310
UTI Worldwide Inc.	11	272
		1,735
INFORMATION TECHNOLOGY - 37.9%
Activision Inc. (b)	14	269
Adobe Systems Inc. (b)	11	465
Amdocs Ltd. (b)	7	237
Apple Computer Inc. (b)	14	1,301
aQuantive Inc. (b) (l)	8	226
ASML Holding NV - ADR (b)	15	376
Autodesk Inc. (b)	12	455
Broadcom Corp. - Class A (b)	14	449
Cisco Systems Inc. (b)	40	1,024
Citrix Systems Inc. (b)	5	173
Cognizant Technology Solutions Corp. (b)	3	291
Corning Inc. (b)	46	1,044
eBay Inc. (b)	18	593
Electronic Arts Inc. (b)	14	728
EMC Corp. (b)	94	1,299
F5 Networks Inc. (b)	4	240
Google Inc. - Class A (b)	2	1,100
International Rectifier Corp. (b) (l)	4	137
Network Appliance Inc. (b)	12	424
QUALCOMM Inc.	9	386
Red Hat Inc. (b) (l)	14	312
SiRF Technology Holdings Inc. (b) (l)	6	158
Sun Microsystems Inc. (b)	46	276
Texas Instruments Inc.	12	359
Yahoo! Inc. (b)	20	617
		12,939
MATERIALS - 2.8%
Monsanto Co.	17	947

TELECOMMUNICATION SERVICES - 0.7%
NeuStar Inc. - Class A (b)	9	250

Total Common Stocks (cost $30,890)		33,752

OPTIONS - 0.1%
Apple Computer Inc., Put Option, Expiration 01/19/08, Strike Price $95.00	26	28

Total Options (cost $26)		28

SHORT TERM INVESTMENTS - 4.4%
Mutual Funds - 0.5%
JNL Money Market Fund, 5.18% (a) (d)	186	186

Securities Lending Collateral - 3.9%
Mellon GSL Delaware Business Trust Collateral Fund, 5.39% (a)	1,323	1,323

Total Short Term Investments (cost $1,509)		1,509

Total Investments - 103.4% (cost $32,425)		35,289
Other Assets and Liabilities, Net - (3.4%)		(1,150)
Total Net Assets - 100%		$34,139

JNL/PIMCO Real Return Fund
OPTIONS - 0.0%
U.S. 10-Year Treasury Note Future Put Option, Expiration May 2007, Strike price $104.00	673	$11
U.S. 30-Year Treasury Bond Future Call Option, Expiration May 2007, Strike price $124.00	540	8
U.S. Treasury Inflation Index Future Put Option, Expiration June 2007, Strike price $80.00	750	-
U.S. Treasury Inflation Index Future Put Option, Expiration June 2007, Strike price $86.00	500	-

Total Options (cost $52)		19

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 1.0%
Countrywide Asset-Backed Certificates, 5.42%, 09/25/37 (g)	$1,300	1,300
Residential Asset Securities Corp., 5.43%, 02/25/30 (f) (g)	1,300	1,300

Total Non-U.S. Government Agency Asset-Backed Securities (cost $2,600)		2,600

CORPORATE BONDS AND NOTES - 2.4%
CONSUMER DISCRETIONARY - 0.0%
Harrah's Operating Co. Inc., 7.50%, 01/15/09	100	103

FINANCIALS - 2.2%
Bank of America Corp., 5.36%, 02/27/09 (g)	1,200	1,200
Bank of America NA, 5.35%, 12/18/08 (g)	1,300	1,299
Ford Motor Credit Co., 7.25%, 10/25/11	2,000	1,943
Wachovia Bank NA, 5.32%, 10/03/08, TBA (c) (g)	1,300	1,300
		5,742
UTILITIES - 0.2%
Mission Energy Holding Co., 13.50%, 07/15/08	600	654

Total Corporate Bonds and Notes (cost $6,525)		6,499

GOVERNMENT AND AGENCY OBLIGATIONS - 148.9%
GOVERNMENT SECURITIES - 88.8%

Sovereign - 3.9%
France Treasury Bill, 3.83%, 05/31/07 (k)	EUR 220	292
German Treasury Bill, 3.85%, 06/13/07 (k)	EUR 7,600	10,075
		10,367
Treasury Inflation Index Securities - 84.9%
U.S. Treasury Inflation Index Note, 2.50%, 07/15/16, TBA (c)	172,193	175,872
U.S. Treasury Inflation Index Note, 2.38%, 01/15/17, TBA (c)	3,025	3,056
U.S. Treasury Inflation Index Note, 2.38%, 01/15/27, TBA (c)	44,669	44,832
		223,760
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 60.1%
Federal Home Loan Bank - 17.0%
Federal Home Loan Bank, 5.19%, 04/20/07 (k)	45,000	44,878

Federal Home Loan Mortgage Corp. - 18.4%
Federal Home Loan Mortgage Corp., 5.13%, 04/16/07 (k)	800	798
Federal Home Loan Mortgage Corp., 5.20%, 06/04/07 (k)	45,600	45,192
Federal Home Loan Mortgage Corp., 4.50%, 11/15/13	1,300	1,290
Federal Home Loan Mortgage Corp., 5.00%, 02/15/20	1,163	1,157
		48,437
Federal National Mortgage Association - 24.7%
Federal National Mortgage Association, 5.20%, 06/13/07 (k)	3,900	3,860
Federal National Mortgage Association, 6.00%, 04/15/34, TBA (c)	60,000	60,431
Federal National Mortgage Association, 4.80%, 11/01/35 (g)	831	828
		65,119

Total Government and Agency Obligations (cost $394,707)		392,561

SHORT TERM INVESTMENTS - 56.6%
Mutual Funds - 1.0%
Dreyfus Cash Management Plus Fund, 5.17% (a)	2,574	2,574

Certificates of Deposit - 4.4%
BNP Paribas, 5.27%, 09/23/08	1,300	1,299
Dexia Credit SA NY, 5.27%, 09/29/08	2,600	2,600
Fortis Bank NY, 5.27%, 06/30/08	1,200	1,200
Fortis Bank NY, 5.30%, 09/30/08	2,600	2,598
Royal Bank of Scotland NY, 5.27%, 03/26/08	1,300	1,299
Skandinaviska Enskilda Banken NY, 5.35%, 02/13/09	1,200	1,200
Societe Generale NY, 5.27%, 03/26/08	1,300	1,300
		11,496
Commercial Paper - 50.9%
ASB Bank Ltd., 5.22%, 06/20/07	7,700	7,612
Banco Santander Central Hispano SA, 5.23%, 05/14/07	7,700	7,652
Bank of America Corp., 5.20%, 07/20/07	6,500	6,397
Danske Corp., 5.24%, 04/13/07	12,900	12,877
Dexia Delaware LLC , 5.26%, 04/19/07	12,900	12,866
HBOS Treasury Services Plc, 5.23%, 06/11/07	12,900	12,769

ING US Funding LLC, 5.23%, 06/21/07	7,100	7,017
Intesa Funding LLC, 5.22%, 06/15/07	7,100	7,023
IXIS Commercial Paper Corp., 5.26%, 04/17/07	7,700	7,682
Nordea North America Inc., 5.23%, 04/26/07	7,700	7,672
Societe Generale NY, 5.22%, 06/19/07	12,300	12,159
Swedbank Mortgage AB, 5.23%, 05/29/07	7,700	7,635
UBS Finance LLC, 5.22%, 06/14/07	12,300	12,170
Westpac Banking Corp., 5.19%, 07/11/07	12,900	12,713
		134,244
U.S. Treasury Securities - 0.3%
U.S. Treasury Bill, 4.96%, 05/31/07 (k) (q)	$120	119
U.S. Treasury Bill, 4.95%, 06/14/07 (k) (q)	785	777
		896

Total Short Term Investments (cost $149,202)		149,210

Total Investments - 208.9% (cost $553,086)		550,889
Other Assets and Liabilities, Net - (108.9%)		(287,177)
Total Net Assets - 100%		$263,712

JNL/PIMCO Total Return Bond Fund
PREFERRED STOCKS - 0.5%
FINANCIALS - 0.5%
DG Funding Trust, 7.21% (e)	-	$4,401

Total Preferred Stocks (cost $4,427)		4,401

OPTIONS - 0.4%
Call Option, U.S. Dollar versus Japanese Yen, Expiration March 2010, Strike price $103.80 JPY	1000	38
Call Swaption, 3 month LIBOR versus 5.25% fixed, Expiration June 2007	60	38
Call Swaption, 3 month LIBOR versus 5.25% fixed, Expiration June 2007	300	191
Call Swaption, 3 month LIBOR versus 5.50% fixed, Expiration June 2007	300	329
Call Swaption, 3 month LIBOR versus 4.85% fixed, Expiration July 2007	400	20
Call Swaption, 3 month LIBOR versus 5.25% fixed, Expiration July 2007	850	594
Call Swaption, 3 month LIBOR versus 4.90% fixed, Expiration August 2007	360	38
Call Swaption, 3 month LIBOR versus 5.00% fixed, Expiration August 2007	570	83
Call Swaption, 3 month LIBOR versus 4.90% fixed, Expiration October 2007	250	123
Call Swaption, 3 month LIBOR versus 4.75% fixed, Expiration February 2008	230	56
Call Swaption, 3 month LIBOR versus 5.00% fixed, Expiration February 2008	527	379
Call Swaption, 3 month LIBOR versus 4.75% fixed, Expiration March 2008	536	288
Call Swaption, 3 month LIBOR versus 4.75% fixed, Expiration March 2008	392	211
Call Swaption, 3 month LIBOR versus 5.37% fixed, Expiration July 2009	656	580
Call Swaption, 6 month EURIBOR versus 3.96% fixed, Expiration July 2007	120	2
Call Swaption, 6 month EURIBOR versus 3.96% fixed, Expiration July 2007	190	3
Call Swaption, 6 month EURIBOR versus 4.10% fixed, Expiration July 2007	130	9
Call Swaption, British Pound Sterling versus 5.08% fixed, Expiration June 2007	19	-

Call Swaption, British Pound Sterling versus 5.08% fixed, Expiration June 2007	28	-
Call Swaption, Euro versus 3.96% fixed, Expiration July 2007	60	1
Eurodollar Future Put Option, Expiration June 2007, Strike price $91.00	330	2
Eurodollar Future Put Option, Expiration June 2007, Strike price $91.25	780	5
Eurodollar Future Put Option, Expiration September 2007, Strike price $90.50	-	1
Eurodollar Future Put Option, Expiration September 2007, Strike price $90.75	404	3
Eurodollar Future Put Option, Expiration September 2007, Strike price $91.00	50	-
Eurodollar Future Put Option, Expiration September 2007, Strike price $91.25	297	2
Put Option, U.S. Dollar versus Japanese Yen, Expiration March 2010, Strike price $103.80 JPY	1000	51

Total Options (cost $2,609)		3,047

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 13.1%
ACE Securities Corp., 5.40%, 10/25/36 (g)	$1,130	1,130
American Home Mortgage Investment Trust, 4.39%, 02/25/45 (g)	767	757
Amortizing Residential Collateral Trust, 5.61%, 07/25/32 (g)	15	15
Arkle Master Issuer Plc, 5.30%, 11/19/07 (e) (f) (g)	3,600	3,601
Asset Backed Securities Corp. Home Equity, 5.60%, 09/25/34 (g)	748	748
Banc of America Funding Corp., 4.11%, 05/25/35 (g)	921	906
Banc of America Mortgage Securities, 6.50%, 10/25/31 (g)	236	240
Banc of America Mortgage Securities, 6.50%, 09/25/33	91	92
Bear Stearns Adjustable Rate Mortgage Trust, 6.30%, 11/25/30 (g)	11	10
Bear Stearns Adjustable Rate Mortgage Trust, 5.34%, 02/25/33 (g)	71	72
Bear Stearns Adjustable Rate Mortgage Trust, 5.63%, 02/25/33 (g)	63	63
Bear Stearns Adjustable Rate Mortgage Trust, 5.05%, 04/25/33 (g)	247	248
Bear Stearns Adjustable Rate Mortgage Trust, 4.62%, 01/25/34 (g)	602	605
Bear Stearns Adjustable Rate Mortgage Trust, 4.75%, 10/25/35 (g)	3,822	3,785
Bear Stearns Alt-A Trust, 5.39%, 05/25/35 (g)	1,206	1,208
Citigroup Mortgage Loan Trust Inc., 4.70%, 12/25/35 (g)	347	343
Countrywide Alternative Loan Trust, 5.50%, 01/25/46 (f) (g)	1,300	1,300
Countrywide Asset-Backed Certificates, 5.43%, 10/25/36 (g)	1,592	1,592
Countrywide Home Loan Mortgage Pass Through Trust, 5.59%, 05/25/34 (g)	152	152
Countrywide Home Loan Mortgage Pass Through Trust, 5.25%, 02/20/36 (g)	409	408
CS First Boston Mortgage Securities Corp., 5.54%, 11/15/19 (e) (g)	695	695
CS First Boston Mortgage Securities Corp., 5.95%, 03/25/32 (e) (g)	79	79
Deutsche Bank Alternate Loan Trust, 5.40%, 03/25/37 (g)	1,364	1,365
Equity One ABS Inc., 5.60%, 11/25/32 (g)	220	220
First Franklin Mortgage Loan Trust, 5.41%, 11/25/36 (g)	357	358
First Franklin Mortgage Loan Trust, 5.36%, 01/25/38 (g) (o)	3,318	3,317
Fremont Home Loan Trust, 5.39%, 02/27/37 (g)	909	909
GE Capital Commercial Mortgage Corp., 4.23%, 12/10/37 (g)	4,099	4,030
GreenPoint Mortgage Funding Trust, 5.40%, 01/25/47 (g)	1,593	1,592
GSR Mortgage Loan Trust, 4.54%, 09/25/35 (g)	4,270	4,226
Harborview Mortgage Loan Trust, 5.54%, 05/19/35 (g)	382	383
HSI Asset Securitization Corp. Trust, 5.37%, 12/25/36 (g)	924	924
Impac CMB Trust, 5.82%, 04/25/34 (g)	144	144
Indymac ARM Trust, 6.80%, 01/25/32 (g)	2	2

Indymac Index Mortgage Loan Trust, 5.17%, 01/25/36 (g)	1,957	1,982
Indymac Index Mortgage Loan Trust, 5.41%, 11/25/46 (g)	1,219	1,218
JPMorgan Mortgage Acquisition Corp., 5.37%, 08/25/36 (g)	669	669
Lehman Brothers Commercial Mortgage Trust, 5.40%, 09/15/21 (e) (g)	663	663
Long Beach Mortgage Loan Trust, 5.60%, 10/25/34 (g)	241	241
MASTR Asset Backed Securities Trust, 5.37%, 03/25/37 (g)	2,456	2,456
MBNA Credit Card Master Note, 5.44%, 08/16/10 (g)	1,800	1,802
Mellon Residential Funding Corp., 5.81%, 10/20/29 (g)	462	464
Mellon Residential Funding Corp., 5.56%, 06/15/30 (g)	838	839
Merrill Lynch Mortgage Trust, 5.39%, 08/25/36 (g)	6,343	6,339
Mid-State Trust, 8.33%, 04/01/30 (g)	18	18
Morgan Stanley Capital I, 5.38%, 10/15/20 (e) (f) (g)	1,181	1,181
Morgan Stanley Mortgage Loan Trust, 5.36%, 01/25/37 (g)	1,556	1,555
Newcastle Mortgage Securities Trust, 5.39%, 03/25/36 (g)	1,396	1,396
Nomura Home Equity Loan Trust, 5.40%, 02/25/36 (g)	327	327
Park Place Securities Inc., 5.63%, 10/25/34 (g)	3,323	3,325
Prime Mortgage Trust, 5.72%, 02/25/19 (g)	44	44
Prime Mortgage Trust, 5.72%, 02/25/34 (g)	190	191
Residential Asset Securities Corp., 5.39%, 11/25/36 (g)	1,753	1,753
Saxon Asset Securities Trust, 5.38%, 11/25/36 (g)	861	861
SBI Heloc Trust, 5.49%, 08/25/36 (e) (g)	996	997
Securitized Asset Backed Receivables LLC Trust, 5.38%, 12/25/36 (g)	2,398	2,397
Sequoia Mortgage Trust, 5.67%, 10/19/26 (g)	163	163
SLM Student Loan Trust, 5.32%, 10/25/14 (g)	8,300	8,300
SLM Student Loan Trust, 5.36%, 01/25/16 (g)	1,382	1,382
Soundview Home Equity Loan Trust, 5.37%, 09/01/36 (g)	989	989
Soundview Home Equity Loan Trust, 5.40%, 01/25/37 (g)	7,069	7,068
Structured Asset Investment Loan Trust, 5.41%, 07/25/35 (g)	64	64
Structured Asset Mortgage Investments Inc., 5.65%, 09/19/32 (g)	156	157
Structured Asset Mortgage Investments Inc., 5.45%, 01/01/37 (f) (g)	7,099	7,094
Structured Asset Securities Corp., 6.04%, 02/25/32 (g)	5	5
Structured Asset Securities Corp., 5.61%, 01/25/33 (g)	13	13
Structured Asset Securities Corp., 5.42%, 07/25/35 (g)	444	444
Structured Asset Securities Corp., 5.37%, 10/25/36 (g)	1,896	1,896
Thornburg Mortgage Securities Trust, 5.44%, 06/25/36 (g)	3,260	3,255
Thornburg Mortgage Securities Trust, 5.43%, 12/25/36 (g)	1,502	1,501
Vendee Mortgage Trust, 6.50%, 09/15/24	970	992
Wachovia Bank Commercial Mortgage Trust, 5.41%, 08/11/18 (e) (g)	6,236	6,236
Washington Mutual Inc., 5.11%, 10/25/32 (g)	70	70
Washington Mutual Inc., 6.38%, 08/25/42 (g)	588	590
Washington Mutual Inc., 6.18%, 11/25/42 (g)	353	354
Washington Mutual Inc., 5.61%, 10/25/45 (g)	389	390
Washington Mutual MSC Mortgage Pass-Through Certificates, 6.86%, 02/25/31 (g)	33	33
Wells Fargo Home Equity Trust, 5.44%, 12/25/35 (e) (g)	1,646	1,646
Wells Fargo Mortgage Backed Securities Trust, 4.95%, 03/25/36 (g)	1,677	1,665

Total Non-U.S. Government Agency Asset-Backed Securities (cost $110,553)		110,544

CORPORATE BONDS AND NOTES - 25.5%
CONSUMER DISCRETIONARY - 0.6%
Comcast Corp., 5.66%, 07/14/09 (g)	1,700	1,702
Comcast Corp., 5.88%, 02/15/18	400	401
Comcast Corp., 6.45%, 03/15/37 (o)	400	400
COX Communications Inc., 5.88%, 12/01/16 (e)	300	302
DaimlerChrysler NA Holding Corp., 5.69%, 03/13/09 (g)	900	902
DaimlerChrysler NA Holding Corp., 5.81%, 08/03/09 (g)	1,400	1,406
Viacom Inc., 5.75%, 04/30/11	200	203
		5,316
CONSUMER STAPLES - 0.4%
Wal-Mart Stores Inc., 5.25%, 06/16/08 (g)	3,300	3,298

ENERGY - 1.2%
Anadarko Petroleum Corp., 5.75%, 09/15/09 (g)	2,200	2,205
Canadian Natural Resources Ltd., 5.70%, 05/15/17	300	299
El Paso Corp., 8.05%, 10/15/30	1,000	1,135
El Paso Corp., 7.80%, 08/01/31	1,500	1,658
Gaz Capital SA, 6.21%, 11/22/16	300	300
Peabody Energy Corp., 7.88%, 11/01/26	600	645
Pemex Project Funding Master Trust, 5.75%, 12/15/15	500	501
Ras Laffan LNG III, 5.84%, 09/30/27 (e)	500	478
Salomon Brothers AG for OAO Gazprom, 10.50%, 10/21/09	1,500	1,681
Transocean Inc., 5.55%, 09/05/08 (g)	1,400	1,400
		10,302
FINANCIALS - 20.7%
Abbey National Plc, 5.27%, 07/02/08 (g)	3,900	3,900
American Honda Finance Corp., 5.41%, 02/09/10 (e) (g)	1,900	1,898
American International Group Inc., 5.35%, 06/16/08 (e) (f) (g)	1,400	1,400
American International Group Inc., 5.37%, 06/16/09 (e) (f) (g)	1,200	1,201
American International Group Inc., 5.05%, 10/01/15	200	196
American International Group Inc., 6.25%, 03/15/37	800	779
ANZ National International Ltd., 5.40%, 08/07/09 (e) (g)	4,800	4,797
Bank of America Corp., 5.36%, 02/27/09 (g)	500	500
Bank of America Corp., 5.36%, 06/19/09 (g)	6,400	6,406
Bank of America Corp., 5.37%, 11/06/09 (g)	200	200
Bank of America Corp., 6.00%, 10/15/36	600	601
Bank of Ireland, 5.40%, 01/15/10 (g)	4,700	4,700
Banque Centrale De Tunisie, 7.50%, 08/06/09 (e)	EUR 300	426
Barclays Bank Plc, 5.28%, 03/17/08 (g)	5,900	5,899
Bear Stearns Cos. Inc., 5.44%, 03/30/09 (g)	2,500	2,504
BNP Paribas, 5.26%, 05/28/08 (g)	1,200	1,200
BNP Paribas, 5.26%, 07/03/08 (g)	2,600	2,599
BNP Paribas, 5.19%, 06/29/15 (e) (o)	4,100	3,926
Caylon, 5.34%, 01/16/09 (g)	2,300	2,300
Cemex 10 Capital SPV Ltd., 6.72%, 12/31/16 (e) (o)	1,000	985

China Development Bank, 5.00%, 10/15/15	200	196
CIT Group Inc., 5.50%, 12/19/08 (g)	500	501
CIT Group Inc., 5.51%, 01/30/09 (g)	6,200	6,208
CIT Group Inc., 5.48%, 08/17/09 (g)	400	400
Citigroup Funding Inc., 5.33%, 12/08/08 (g)	500	500
Citigroup Global Markets Holdings Inc., 5.37%, 03/07/08 (g)	1,700	1,701
Citigroup Global Markets Holdings Inc., 5.45%, 03/17/09 (g)	400	400
Citigroup Inc., 5.39%, 12/26/08 (g)	3,200	3,201
Citigroup Inc., 5.40%, 01/30/09 (g)	3,600	3,600
Citigroup Inc., 5.38%, 12/28/09 (g)	400	400
Citigroup Inc., 6.13%, 08/25/36	1,700	1,727
Ford Motor Credit Co., 7.88%, 06/15/10	1,000	1,004
Fortis Bank NY, 5.27%, 04/28/08 (g)	3,200	3,203
General Electric Capital Corp., 5.40%, 01/05/09 (g)	3,000	3,001
General Electric Capital Corp., 5.39%, 10/26/09 (g)	2,100	2,098
General Electric Capital Corp., 5.43%, 01/20/10 (g)	1,900	1,903
General Electric Capital Corp., 5.42%, 10/06/10 (g)	2,000	1,998
General Electric Capital Corp., 5.43%, 08/15/11 (g)	2,600	2,596
General Electric Capital Corp., 5.56%, 01/08/16 (g)	200	200
General Motors Acceptance Corp., 6.00%, 12/15/11	200	194
Goldman Sachs Group Inc., 5.45%, 11/10/08 (g)	1,600	1,602
Goldman Sachs Group Inc., 5.39%, 12/23/08 (g)	700	700
Goldman Sachs Group Inc., 5.44%, 06/23/09 (g)	5,100	5,099
Goldman Sachs Group Inc., 5.63%, 01/15/17	2,200	2,179
HBOS Plc, 5.92%, 10/01/15 (e) (o)	200	196
HBOS Treasury Services Plc, 5.40%, 07/17/09 (e) (g)	2,300	2,302
HSBC Bank USA, 5.48%, 06/10/09 (g)	3,000	3,008
HSBC Finance Corp., 5.48%, 09/15/08 (g)	4,100	4,108
HSBC Finance Corp., 5.42%, 10/21/09 (g)	1,000	1,000
HSBC Holdings Plc, 6.50%, 05/02/36	500	528
John Deere Capital Corp., 5.41%, 07/15/08 (g)	1,400	1,401
JPMorgan Chase Capital XX, 6.55%, 09/29/36	300	298
Lehman Brothers Holdings Inc., 5.37%, 11/24/08 (g)	4,800	4,799
Lehman Brothers Holdings Inc., 5.40%, 12/23/08 (g)	200	200
Lehman Brothers Holdings Inc., 5.45%, 04/03/09 (g)	600	600
Lehman Brothers Holdings Inc., 5.61%, 11/10/09 (g)	900	903
Lehman Brothers Holdings Inc., 5.46%, 11/16/09 (g)	400	400
Lehman Brothers Holdings Inc., 5.58%, 07/18/11 (g)	1,100	1,101
Merrill Lynch & Co. Inc., 5.45%, 08/22/08 (g)	1,000	1,001
Merrill Lynch & Co. Inc., 5.45%, 08/14/09 (g)	1,400	1,400
Merrill Lynch & Co. Inc., 5.43%, 12/04/09 (g)	1,700	1,699
Merrill Lynch & Co. Inc., 5.56%, 07/25/11 (g)	1,900	1,903
MetLife Inc., 6.40%, 12/15/36	500	488
Morgan Stanley, 5.60%, 01/22/09 (g)	3,700	3,702
Morgan Stanley, 5.47%, 02/09/09 (g)	2,900	2,902
National Australia Bank Ltd., 5.38%, 09/11/09 (e) (g)	1,300	1,301
Nordea Bank Finland NY, 5.26%, 03/31/08 (g)	1,100	1,100

Nordea Bank Finland NY, 5.30%, 05/28/08 (g)	1,200	1,200
Petroleum Export Ltd., 5.27%, 06/15/11 (e)	172	168
RBS Capital Trust I, 4.71%, 07/01/13 (o)	800	764
Resona Bank Ltd., 5.85%, 04/15/16 (e) (o)	300	299
Royal Bank of Canada, 5.27%, 06/30/08 (g)	3,200	3,202
Royal Bank of Scotland Group Plc, 5.26%, 07/03/08 (g)	2,600	2,599
Royal Bank of Scotland Group Plc, 5.41%, 07/21/08 (e) (g)	2,400	2,402
Santander U.S. Debt SA UNI, 5.41%, 11/20/09 (e) (g)	3,200	3,201
SLM Corp., 5.50%, 07/27/09 (g)	1,000	1,000
SMFG Preferred Capital Ltd., 6.08%, 01/25/17 (e) (o)	1,000	1,002
Societe Generale NY, 5.27%, 03/28/08 (g)	700	700
Societe Generale NY, 5.27%, 06/30/08 (g)	5,800	5,800
Sumitomo Mitsui Banking Corp., 5.63%, 10/15/15 (e) (o)	1,500	1,478
TNK-BP Finance SA, 6.13%, 03/20/12 (e)	300	298
Unicredito Italiano NY, 5.35%, 05/06/08 (g)	7,400	7,399
Unicredito Italiano NY, 5.36%, 05/29/08 (g)	1,800	1,800
USB Capital IX, 6.19%, 04/15/11 (g)	200	205
VTB Capital SA, 5.96%, 08/01/08 (e) (g)	1,400	1,401
Wachovia Bank NA, 5.34%, 06/27/08 (g)	1,400	1,401
Wachovia Bank NA, 5.32%, 10/03/08, TBA (c) (g)	1,100	1,100
Wachovia Bank NA, 5.39%, 03/23/09 (g)	1,600	1,600
Wachovia Corp., 5.41%, 10/28/08 (g)	3,600	3,603
Wachovia Corp., 5.41%, 12/01/09 (g)	200	199
Wachovia Corp., 5.49%, 10/15/11 (g)	600	599
Wells Fargo & Co., 5.45%, 09/15/09 (g)	2,700	2,704
Westpac Banking Corp., 5.28%, 06/06/08 (g)	900	899
		174,391
INDUSTRIALS - 0.7%
General Electric Co., 5.38%, 12/09/08 (g)	3,400	3,402
Parker Hannifin Employee Stock Ownership Trust, 6.34%, 07/15/08 (e)	42	42
Siemens Financieringsmaatschappij NV, 5.41%, 08/14/09 (e) (g)	2,100	2,100
		5,544
MATERIALS - 0.1%
Corp Nacional del Cobre de Chile, 6.15%, 10/24/36 (e)	200	204
Vale Overseas Ltd., 6.25%, 01/23/17	300	306
Vale Overseas Ltd., 6.88%, 11/21/36	300	310
		820
TELECOMMUNICATION SERVICES - 1.5%
AT&T Inc., 4.21%, 06/05/07 (e)	1,900	1,900
AT&T Inc., 5.57%, 11/14/08 (g)	900	903
AT&T Inc., 5.46%, 02/05/10 (g)	900	901
Qwest Corp., 7.63%, 06/15/15	900	961
Sprint Nextel Corp., 6.00%, 12/01/16	300	295
Telecom Italia Capital SA, 5.97%, 07/18/11 (g)	1,900	1,910
Telefonica Emisiones SAU, 5.65%, 06/19/09 (g)	1,800	1,806
Verizon Communications Inc., 5.40%, 04/03/09 (g)	3,600	3,598
		12,274

UTILITIES - 0.3%
TXU Energy Co. LLC, 5.85%, 09/16/08 (e) (g)	3,000	3,000

Total Corporate Bonds and Notes (cost $213,478)		214,945

GOVERNMENT AND AGENCY OBLIGATIONS - 44.1%
GOVERNMENT SECURITIES - 1.7%
Municipals - 0.1%
State of Texas, 4.75%, 04/01/35	600	610
Tobacco Settlement Authority of Iowa, 6.50%, 06/01/23	295	294
		904
Sovereign - 0.6%
Export-Import Bank of China, 4.88%, 07/21/15 (e)	200	195
France Treasury Bill, 7.44%, 05/03/07 (k)	EUR 3,630	4,833
Mexico Government International Bond Value Recovery Right, 0.00%, 06/30/07 (g)	4,850	70
South Africa Government International Bond, 9.13%, 05/19/09	100	107
		5,205
Treasury Inflation Index Securities - 0.6%
U.S. Treasury Inflation Index Note, 2.38%, 01/15/25	1,722	1,729
U.S. Treasury Inflation Index Note, 2.00%, 01/15/26	2,444	2,326
U.S. Treasury Inflation Index Note, 3.63%, 04/15/28	1,048	1,219
		5,274
U.S. Treasury Securities - 0.4%
U.S. Treasury Bond, 6.00%, 02/15/26	1,000	1,130
U.S. Treasury Bond, 6.63%, 02/15/27	1,100	1,334
U.S. Treasury Bond, 4.75%, 02/15/37	1,300	1,280
		3,744
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 42.4%
Federal Home Loan Bank - 0.3%
Federal Home Loan Bank, 5.00%, 04/02/07 (k)	2,300	2,300

Federal Home Loan Mortgage Corp. - 1.6%
Federal Home Loan Mortgage Corp., 5.20%, 06/04/07 (k)	3,100	3,072
Federal Home Loan Mortgage Corp., 6.00%, 03/01/16	45	46
Federal Home Loan Mortgage Corp., 6.00%, 03/01/16	12	12
Federal Home Loan Mortgage Corp., 6.00%, 03/01/16	37	38
Federal Home Loan Mortgage Corp., 6.00%, 08/01/16	36	37
Federal Home Loan Mortgage Corp., 5.00%, 11/01/18	591	585
Federal Home Loan Mortgage Corp., 7.00%, 05/15/23	536	553
Federal Home Loan Mortgage Corp., 7.10%, 07/01/27 (g)	2	2
Federal Home Loan Mortgage Corp., 5.77%, 11/15/30 (g)	9	9
Federal Home Loan Mortgage Corp., 7.50%, 03/01/32 (f)	190	192
Federal Home Loan Mortgage Corp., 6.00%, 10/01/32	153	155
Federal Home Loan Mortgage Corp., 6.00%, 10/01/32	106	107
Federal Home Loan Mortgage Corp., 6.00%, 03/01/33	317	321
Federal Home Loan Mortgage Corp., 6.00%, 08/01/33	142	144
Federal Home Loan Mortgage Corp., 4.50%, 03/15/34	7,094	5,748

Federal Home Loan Mortgage Corp., 6.00%, 04/01/35, TBA (c)	2,000	2,016
Federal Home Loan Mortgage Corp., 6.13%, 02/25/45 (g)	202	202
		13,239
Federal National Mortgage Association - 40.0%
Federal National Mortgage Association, 5.20%, 04/25/07 (k)	2,500	2,491
Federal National Mortgage Association, 5.21%, 05/02/07 (k)	4,400	4,381
Federal National Mortgage Association, 5.21%, 05/30/07 (k)	5,100	5,059
Federal National Mortgage Association, 5.50%, 11/01/13	10	10
Federal National Mortgage Association, 5.50%, 03/01/16	115	115
Federal National Mortgage Association, 6.00%, 04/01/16	45	45
Federal National Mortgage Association, 6.00%, 04/01/16	82	84
Federal National Mortgage Association, 6.00%, 04/01/16	59	60
Federal National Mortgage Association, 6.00%, 05/01/16	59	60
Federal National Mortgage Association, 6.00%, 08/01/16	37	37
Federal National Mortgage Association, 6.00%, 09/01/16	21	22
Federal National Mortgage Association, 6.00%, 11/01/16	42	42
Federal National Mortgage Association, 6.00%, 11/01/16	72	73
Federal National Mortgage Association, 5.50%, 12/01/16	20	20
Federal National Mortgage Association, 5.50%, 12/01/16	80	80
Federal National Mortgage Association, 5.50%, 12/01/16	46	46
Federal National Mortgage Association, 5.50%, 12/01/16	151	152
Federal National Mortgage Association, 5.50%, 01/01/17	50	50
Federal National Mortgage Association, 5.50%, 01/01/17	23	23
Federal National Mortgage Association, 5.50%, 01/01/17	16	16
Federal National Mortgage Association, 6.00%, 02/01/17	19	19
Federal National Mortgage Association, 6.00%, 02/01/17	4	4
Federal National Mortgage Association, 5.50%, 03/01/17	91	92
Federal National Mortgage Association, 6.00%, 03/01/17	32	33
Federal National Mortgage Association, 6.00%, 03/01/17	16	16
Federal National Mortgage Association, 6.00%, 03/01/17	72	74
Federal National Mortgage Association, 6.00%, 04/01/17	76	77
Federal National Mortgage Association, 6.00%, 04/01/17	5	5
Federal National Mortgage Association, 6.00%, 04/01/17	15	15
Federal National Mortgage Association, 6.00%, 05/01/17	10	10
Federal National Mortgage Association, 6.00%, 05/01/17	15	15
Federal National Mortgage Association, 5.50%, 10/01/17	79	80
Federal National Mortgage Association, 6.00%, 10/01/17	71	72
Federal National Mortgage Association, 5.50%, 11/01/17	2	3
Federal National Mortgage Association, 5.50%, 11/01/17	49	49
Federal National Mortgage Association, 5.00%, 05/01/18	21	21
Federal National Mortgage Association, 5.00%, 06/01/18	326	322
Federal National Mortgage Association, 5.00%, 08/01/18	1,536	1,518
Federal National Mortgage Association, 5.00%, 09/01/18	393	388
Federal National Mortgage Association, 5.00%, 09/01/18	200	197
Federal National Mortgage Association, 5.00%, 09/01/18	248	245
Federal National Mortgage Association, 5.00%, 10/01/18	481	475
Federal National Mortgage Association, 5.00%, 01/01/19	549	543

Federal National Mortgage Association, 5.00%, 02/01/19	201	199
Federal National Mortgage Association, 5.00%, 04/01/19	449	443
Federal National Mortgage Association, 5.00%, 06/01/19	348	344
Federal National Mortgage Association, 5.00%, 06/01/19	929	917
Federal National Mortgage Association, 5.00%, 10/01/19	979	967
Federal National Mortgage Association, 5.00%, 10/01/19	666	658
Federal National Mortgage Association, 5.00%, 12/01/19	305	302
Federal National Mortgage Association, 5.00%, 12/01/19	1,419	1,402
Federal National Mortgage Association, 5.00%, 07/01/20	394	388
Federal National Mortgage Association, 5.00%, 10/01/20	21	21
Federal National Mortgage Association, 5.00%, 04/01/21	475	469
Federal National Mortgage Association, 5.00%, 04/01/21	944	930
Federal National Mortgage Association, 5.50%, 11/01/32	878	871
Federal National Mortgage Association, 5.50%, 11/01/32	683	677
Federal National Mortgage Association, 5.50%, 11/01/32	706	701
Federal National Mortgage Association, 5.50%, 11/01/32	120	119
Federal National Mortgage Association, 5.50%, 01/01/33	647	642
Federal National Mortgage Association, 6.00%, 03/01/33	53	54
Federal National Mortgage Association, 5.00%, 04/25/33	891	873
Federal National Mortgage Association, 5.50%, 06/01/33	1,420	1,409
Federal National Mortgage Association, 5.50%, 07/01/33	16	16
Federal National Mortgage Association, 5.50%, 08/01/33	581	576
Federal National Mortgage Association, 5.50%, 10/01/33	23	23
Federal National Mortgage Association, 5.50%, 11/01/33	600	595
Federal National Mortgage Association, 5.50%, 11/01/33	272	270
Federal National Mortgage Association, 5.50%, 11/01/33	25	25
Federal National Mortgage Association, 5.50%, 11/01/33	16	16
Federal National Mortgage Association, 5.50%, 11/01/33	23	23
Federal National Mortgage Association, 5.50%, 12/01/33	297	295
Federal National Mortgage Association, 5.50%, 12/01/33	431	428
Federal National Mortgage Association, 5.50%, 01/01/34	91	90
Federal National Mortgage Association, 5.50%, 02/01/34	301	298
Federal National Mortgage Association, 5.50%, 02/01/34	686	681
Federal National Mortgage Association, 5.50%, 02/01/34	395	392
Federal National Mortgage Association, 5.50%, 03/01/34	463	458
Federal National Mortgage Association, 5.50%, 03/01/34	2,122	2,106
Federal National Mortgage Association, 5.50%, 03/01/34	41	40
Federal National Mortgage Association, 5.50%, 03/01/34	354	351
Federal National Mortgage Association, 5.50%, 04/01/34	447	443
Federal National Mortgage Association, 5.50%, 04/01/34	5,685	5,639
Federal National Mortgage Association, 5.50%, 04/01/34	16	16
Federal National Mortgage Association, 6.00%, 04/15/34, TBA (c)	68,000	68,489
Federal National Mortgage Association, 5.50%, 05/01/34	1,284	1,274
Federal National Mortgage Association, 5.50%, 06/01/34	54	54
Federal National Mortgage Association, 5.50%, 06/01/34	2,108	2,090
Federal National Mortgage Association, 5.50%, 06/01/34	355	351
Federal National Mortgage Association, 5.50%, 06/01/34	19	19

Federal National Mortgage Association, 5.50%, 07/01/34	632	627
Federal National Mortgage Association, 5.50%, 07/01/34	144	143
Federal National Mortgage Association, 5.50%, 07/01/34	211	209
Federal National Mortgage Association, 5.50%, 09/01/34	2,938	2,912
Federal National Mortgage Association, 5.50%, 10/01/34	739	732
Federal National Mortgage Association, 5.50%, 11/01/34	1,295	1,284
Federal National Mortgage Association, 5.50%, 12/01/34	682	676
Federal National Mortgage Association, 4.90%, 01/01/35 (g)	2,867	2,865
Federal National Mortgage Association, 5.50%, 01/01/35	800	793
Federal National Mortgage Association, 5.50%, 01/01/35	6,920	6,859
Federal National Mortgage Association, 5.50%, 02/01/35	797	790
Federal National Mortgage Association, 5.50%, 02/01/35	168	167
Federal National Mortgage Association, 5.50%, 02/01/35	12,622	12,511
Federal National Mortgage Association, 5.50%, 02/01/35	317	314
Federal National Mortgage Association, 5.50%, 02/01/35	833	826
Federal National Mortgage Association, 5.50%, 02/01/35	241	239
Federal National Mortgage Association, 5.50%, 02/01/35	6,183	6,125
Federal National Mortgage Association, 5.50%, 02/01/35	674	667
Federal National Mortgage Association, 5.50%, 02/01/35	717	710
Federal National Mortgage Association, 5.50%, 02/01/35	1,469	1,456
Federal National Mortgage Association, 5.50%, 02/01/35	19,233	19,064
Federal National Mortgage Association, 5.50%, 02/01/35	616	610
Federal National Mortgage Association, 5.50%, 02/01/35	7,687	7,606
Federal National Mortgage Association, 5.50%, 02/01/35	817	810
Federal National Mortgage Association, 5.50%, 02/01/35	438	433
Federal National Mortgage Association, 5.50%, 02/01/35	8,872	8,794
Federal National Mortgage Association, 5.50%, 03/01/35	781	774
Federal National Mortgage Association, 5.50%, 03/01/35	792	784
Federal National Mortgage Association, 5.50%, 03/01/35	19	19
Federal National Mortgage Association, 5.50%, 03/01/35	804	796
Federal National Mortgage Association, 5.50%, 03/01/35	40	39
Federal National Mortgage Association, 5.50%, 03/01/35	10,363	10,265
Federal National Mortgage Association, 5.50%, 03/01/35	182	180
Federal National Mortgage Association, 5.50%, 03/01/35	32	31
Federal National Mortgage Association, 5.50%, 03/01/35	780	774
Federal National Mortgage Association, 5.50%, 03/01/35	817	809
Federal National Mortgage Association, 5.50%, 03/01/35	1,182	1,171
Federal National Mortgage Association, 5.50%, 03/01/35	38	38
Federal National Mortgage Association, 5.50%, 03/01/35	273	263
Federal National Mortgage Association, 5.50%, 04/01/35	52	51
Federal National Mortgage Association, 5.50%, 04/01/35	210	208
Federal National Mortgage Association, 5.50%, 04/01/35	5,874	5,819
Federal National Mortgage Association, 5.50%, 05/01/35	742	735
Federal National Mortgage Association, 5.50%, 05/01/35	215	213
Federal National Mortgage Association, 5.50%, 05/01/35	38	38
Federal National Mortgage Association, 5.50%, 05/01/35	46	45
Federal National Mortgage Association, 5.50%, 05/01/35	75	74

Federal National Mortgage Association, 5.50%, 05/01/35	444	440
Federal National Mortgage Association, 5.50%, 05/01/35	642	636
Federal National Mortgage Association, 4.67%, 05/25/35 (g)	300	297
Federal National Mortgage Association, 5.50%, 06/01/35	246	244
Federal National Mortgage Association, 5.50%, 06/01/35	33	33
Federal National Mortgage Association, 5.50%, 06/01/35	564	558
Federal National Mortgage Association, 5.50%, 06/01/35	165	164
Federal National Mortgage Association, 5.50%, 06/01/35	34	34
Federal National Mortgage Association, 5.50%, 06/01/35	270	268
Federal National Mortgage Association, 5.50%, 06/01/35	299	297
Federal National Mortgage Association, 5.50%, 06/01/35	592	587
Federal National Mortgage Association, 5.50%, 06/01/35	367	364
Federal National Mortgage Association, 5.50%, 07/01/35	2,922	2,895
Federal National Mortgage Association, 5.50%, 07/01/35	814	806
Federal National Mortgage Association, 5.50%, 07/01/35	800	792
Federal National Mortgage Association, 5.50%, 07/01/35	54	53
Federal National Mortgage Association, 5.50%, 07/01/35	842	834
Federal National Mortgage Association, 5.50%, 07/01/35	520	515
Federal National Mortgage Association, 5.50%, 07/01/35	64	64
Federal National Mortgage Association, 5.50%, 07/01/35	900	891
Federal National Mortgage Association, 5.50%, 07/01/35	680	674
Federal National Mortgage Association, 5.50%, 07/01/35	91	90
Federal National Mortgage Association, 5.50%, 07/01/35	815	807
Federal National Mortgage Association, 5.00%, 08/01/35	705	681
Federal National Mortgage Association, 5.50%, 08/01/35	804	797
Federal National Mortgage Association, 5.50%, 08/01/35	901	892
Federal National Mortgage Association, 5.50%, 08/01/35	787	780
Federal National Mortgage Association, 5.50%, 08/01/35	31	30
Federal National Mortgage Association, 5.50%, 08/01/35	1,804	1,787
Federal National Mortgage Association, 5.50%, 08/01/35	617	611
Federal National Mortgage Association, 5.50%, 08/01/35	1,748	1,731
Federal National Mortgage Association, 5.50%, 08/01/35	839	831
Federal National Mortgage Association, 5.00%, 09/01/35	107	104
Federal National Mortgage Association, 5.00%, 09/01/35	105	101
Federal National Mortgage Association, 5.00%, 09/01/35	3,606	3,487
Federal National Mortgage Association, 5.50%, 09/01/35	852	844
Federal National Mortgage Association, 5.50%, 09/01/35	798	790
Federal National Mortgage Association, 5.50%, 09/01/35	8,449	8,370
Federal National Mortgage Association, 5.50%, 09/01/35	660	654
Federal National Mortgage Association, 5.50%, 09/01/35	822	814
Federal National Mortgage Association, 5.50%, 09/01/35	757	750
Federal National Mortgage Association, 5.50%, 09/01/35	1,608	1,593
Federal National Mortgage Association, 5.50%, 09/01/35	27	27
Federal National Mortgage Association, 5.50%, 09/01/35	684	678
Federal National Mortgage Association, 5.00%, 10/01/35	350	339
Federal National Mortgage Association, 5.50%, 10/01/35	663	657
Federal National Mortgage Association, 5.50%, 10/01/35	2,074	2,054

Federal National Mortgage Association, 5.50%, 10/01/35	710	703
Federal National Mortgage Association, 5.50%, 10/01/35	569	564
Federal National Mortgage Association, 5.50%, 10/01/35	872	863
Federal National Mortgage Association, 5.50%, 11/01/35	610	604
Federal National Mortgage Association, 5.50%, 11/01/35	1,520	1,506
Federal National Mortgage Association, 5.00%, 03/01/36	34,034	32,878
Federal National Mortgage Association, 5.50%, 04/01/36	3,323	3,288
Federal National Mortgage Association, 5.50%, 07/01/36	909	900
Federal National Mortgage Association, 5.50%, 07/01/36	1,449	1,434
Federal National Mortgage Association, 5.50%, 07/01/36	976	966
Federal National Mortgage Association, 5.50%, 07/01/36	250	247
Federal National Mortgage Association, 5.00%, 10/01/36	499	482
Federal National Mortgage Association, 5.00%, 11/01/36	3,974	3,840
Federal National Mortgage Association, 5.50%, 11/01/36	344	341
Federal National Mortgage Association, 5.00%, 02/01/37	44	43
Federal National Mortgage Association, 5.00%, 02/01/37	14,710	14,211
Federal National Mortgage Association, 5.00%, 02/01/37	10,963	10,591
Federal National Mortgage Association, 5.00%, 02/01/37	2,952	2,852
Federal National Mortgage Association, 5.00%, 02/01/37	999	965
Federal National Mortgage Association, 6.33%, 09/01/40 (g)	38	40
Federal National Mortgage Association, 6.50%, 12/25/42	118	121
Federal National Mortgage Association, 6.13%, 06/01/43 (g)	1,463	1,483
Federal National Mortgage Association, 5.67%, 03/25/44 (g)	1,116	1,118
		337,716
Government National Mortgage Association - 0.3%
Government National Mortgage Association, 5.38%, 05/20/26 (g)	126	128
Government National Mortgage Association, 5.38%, 02/20/27 (g)	11	12
Government National Mortgage Association, 5.38%, 04/20/30 (g)	23	24
Government National Mortgage Association, 5.38%, 05/20/30 (g)	18	18
Government National Mortgage Association, 4.75%, 02/20/32 (g)	205	206
Government National Mortgage Association, 5.00%, 02/20/32 (g)	130	131
Government National Mortgage Association, 6.00%, 04/18/35, TBA (c)	2,000	2,025
		2,544
Small Business Administration Participation Certificates - 0.2%
Small Business Administration Participation Certificates, 7.45%, 08/01/10	10	10
Small Business Administration Participation Certificates, 6.29%, 01/01/21 (g)	50	52
Small Business Administration Participation Certificates, 5.13%, 09/01/23 (g)	77	77
Small Business Administration Participation Certificates, 5.52%, 06/01/24	1,591	1,617
		1,756

Total Government and Agency Obligations (cost $375,421)		372,682

SHORT TERM INVESTMENTS - 24.4%
Mutual Funds - 3.5%
Dreyfus Cash Management Plus Fund, 5.17% (a)	29,924	29,924

Certificates of Deposit - 1.7%
Dexia Credit SA NY, 5.27%, 09/29/08	8,500	8,499
Fortis Bank NY, 5.27%, 06/30/08	1,300	1,300
Fortis Bank NY, 5.30%, 09/30/08	1,700	1,699
Royal Bank of Scotland NY, 5.27%, 03/26/08	2,600	2,599
		14,097
Commercial Paper - 18.6%
Abbey National Plc, 5.23%, 05/21/07	17,200	17,075
Bank of America Corp., 5.24%, 04/20/07	1,100	1,097
Bank of Ireland, 5.24%, 05/02/07	9,600	9,557
Barclays Bank Plc, 5.22%, 06/07/07	1,300	1,287
BNP Paribas, 5.21%, 06/06/07	17,000	16,839
DaimlerChrysler NA Holding Corp., 5.35%, 06/22/07	5,500	5,432
Danske Corp., 5.21%, 06/11/07	39,400	38,999
Rabobank USA Finance, 5.40%, 04/02/07	23,200	23,197
Societe Generale NY, 5.22%, 06/19/07	18,600	18,387
UBS Finance LLC, 5.24%, 04/19/07	16,500	16,457
UBS Finance LLC, 5.23%, 06/05/07	400	396
UBS Finance LLC, 5.16%, 06/12/07	7,600	7,522
UBS Finance LLC, 5.15%, 08/01/07	500	492
		156,737
U.S. Treasury Securities - 0.6%
U.S. Treasury Bill, 4.95%, 06/14/07 (k) (q)	5,320	5,267

Total Short Term Investments (cost $206,014)		206,025

Total Investments - 108.0% (cost $912,502)		911,644
Forward Commitments - (0.8%)		(6,926)
Other Assets and Liabilities, Net - (7.2%)		(60,703)
Total Net Assets - 100%		$844,015

Forward Commitments - 0.8%
TBA Sale Commitments at March 31, 2007
Federal National Mortgage Association - 0.8%
Federal National Mortgage Association, 5.50%, 04/12/36, TBA (c)	7,000	$6,926

Total Forward Commitments - 0.8% (proceeds $6,932)		$6,926

JNL/PPM America Value Equity Fund (Formerly JNL/Putnam Value Equity Fund)
COMMON STOCKS - 99.3%
CONSUMER DISCRETIONARY - 18.1%
BorgWarner Inc.	43	$3,273
Brunswick Corp.	107	3,398
Comcast Corp. - Class A (b)	166	4,317
Federated Department Stores Inc.	52	2,329
Ford Motor Co. (l)	271	2,137
Fortune Brands Inc.	42	3,295
Gap Inc.	115	1,976
General Motors Corp.	145	4,431
Home Depot Inc.	121	4,460
Liz Claiborne Inc.	83	3,548
Sherwin-Williams Co. (l)	50	3,309
VF Corp.	40	3,304
		39,777
CONSUMER STAPLES - 2.4%
Altria Group Inc.	33	2,863
Molson Coors Brewing Co. (l)	24	2,289
		5,152
ENERGY - 11.2%
Apache Corp.	69	4,843
Chevron Corp.	73	5,369
ConocoPhillips	75	5,140
Newfield Exploration Co. (b)	102	4,250
Occidental Petroleum Corp.	103	5,060
		24,662
FINANCIALS - 30.5%
Allstate Corp.	63	3,790
American International Group Inc.	79	5,324
Bank of America Corp.	107	5,474
Citigroup Inc.	106	5,427
Fannie Mae	89	4,852
Hartford Financial Services Group Inc.	45	4,339
JPMorgan Chase & Co.	112	5,399
Lincoln National Corp.	59	3,972
Merrill Lynch & Co. Inc.	58	4,770
Radian Group Inc.	59	3,232
Sovereign Bancorp Inc. (l)	88	2,244
Travelers Cos. Inc.	74	3,836
Wachovia Corp.	98	5,395
Washington Mutual Inc. (l)	105	4,236
Wells Fargo & Co.	141	4,852
		67,142
HEALTH CARE - 4.9%
Cigna Corp.	17	2,425
Merck & Co. Inc.	64	2,836
Pfizer Inc.	215	5,441
		10,702

INDUSTRIALS - 7.6%
Armor Holdings Inc. (b) (l)	30	2,020
Caterpillar Inc.	67	4,484
Goodrich Corp.	73	3,753
Masco Corp. (l)	155	4,255
Tyco International Ltd.	70	2,196
		16,708
INFORMATION TECHNOLOGY - 8.6%
Avnet Inc. (b)	2	83
Computer Sciences Corp. (b)	56	2,919
Hewlett-Packard Co. (l)	78	3,139
Intel Corp.	205	3,922
International Business Machines Corp.	51	4,798
Motorola Inc.	232	4,105
		18,966
MATERIALS - 7.3%
Dow Chemical Co.	100	4,563
EI Du Pont de Nemours & Co.	73	3,603
Nucor Corp.	67	4,383
PPG Industries Inc.	50	3,509
		16,058
TELECOMMUNICATION SERVICES - 6.7%
AT&T Inc.	145	5,706
Sprint Nextel Corp.	233	4,410
Verizon Communications Inc.	124	4,687
		14,803
UTILITIES - 2.0%
Dominion Resources Inc.	50	4,474

Total Common Stocks (cost $216,485)		218,444

SHORT TERM INVESTMENTS - 9.5%
Mutual Funds - 0.6%
JNL Money Market Fund, 5.18% (a) (d)	1,330	1,330

Securities Lending Collateral - 8.9%
Mellon GSL Delaware Business Trust Collateral Fund, 5.39% (a)	19,516	19,516

Total Short Term Investments (cost $20,846)		20,846

Total Investments - 108.8% (cost $237,331)		239,290
Other Assets and Liabilities, Net - (8.8%)		(19,429)
Total Net Assets - 100%		$219,861

JNL/Putnam Equity Fund
COMMON STOCKS - 99.1%

CONSUMER DISCRETIONARY - 18.7%
Apollo Group Inc. - Class A (b)	7	$303
Bed Bath & Beyond Inc. (b)	20	783
Best Buy Co. Inc.	9	448
Big Lots Inc. (b)	8	253
Burger King Holdings Inc. (l)	26	561
Carnival Corp.	8	361
Darden Restaurants Inc.	13	527
EW Scripps Co.	9	389
Federated Department Stores Inc.	17	761
Harley-Davidson Inc.	26	1,510
Home Depot Inc.	56	2,065
John Wiley & Sons Inc.	18	672
Johnson Controls Inc.	11	994
Kohl's Corp. (b)	7	552
Las Vegas Sands Corp. (b)	4	338
Lennar Corp. (l)	6	262
McGraw-Hill Cos. Inc.	20	1,226
Nordstrom Inc.	12	609
NVR Inc. (b) (l)	1	605
Omnicom Group Inc.	8	778
RH Donnelley Corp.	7	475
Ross Stores Inc.	8	261
Royal Caribbean Cruises Ltd. (l)	8	329
Sherwin-Williams Co. (l)	10	627
Staples Inc.	35	904
Starbucks Corp. (b)	20	633
Walt Disney Co.	33	1,150
Whirlpool Corp. (l)	3	230
Wyndham Worldwide Corp. (b)	14	469
		19,075
CONSUMER STAPLES - 1.1%
Clorox Co.	12	783
CVS Corp.	8	270
		1,053
ENERGY - 7.0%
Apache Corp.	8	551
BJ Services Co.	10	285
ConocoPhillips	14	923
Devon Energy Corp.	10	665
EOG Resources Inc.	6	407
Halliburton Co.	11	349
Hess Corp.	15	843
Marathon Oil Corp.	4	425
Newfield Exploration Co. (b)	12	517
Occidental Petroleum Corp.	18	868
Valero Energy Corp.	10	664

XTO Energy Inc.	12	647
		7,144
FINANCIALS - 36.8%
Accredited Home Lenders Holding Co. (b) (l)	11	98
ACE Ltd.	20	1,147
American International Group Inc.	48	3,247
Bank of America Corp.	64	3,286
Bear Stearns Cos. Inc.	18	2,676
Capital One Financial Corp.	61	4,618
CB Richard Ellis Group Inc. - Class A (b)	28	967
Commerce Bancorp Inc. (l)	78	2,614
Countrywide Financial Corp.	72	2,430
E*Trade Financial Corp. (b)	44	925
Everest Re Group Ltd.	10	982
Fannie Mae	5	284
FirstFed Financial Corp. (b) (l)	2	102
Franklin Resources Inc.	15	1,825
Freddie Mac	5	274
Goldman Sachs Group Inc.	14	2,831
IndyMac Bancorp Inc. (l)	10	324
Lehman Brothers Holdings Inc.	9	659
Loews Corp.	5	378
MGIC Investment Corp. (l)	21	1,226
Morgan Stanley	18	1,426
PMI Group Inc.	10	448
Radian Group Inc.	25	1,344
SLM Corp.	35	1,435
U.S. Bancorp	57	1,982
		37,528
HEALTH CARE - 10.3%
Aetna Inc. (q)	34	1,480
Amgen Inc. (b)	21	1,196
Cigna Corp.	5	756
Coventry Health Care Inc. (b)	10	532
Express Scripts Inc. (b)	16	1,275
Johnson & Johnson	24	1,422
Medco Health Solutions Inc. (b)	14	1,030
Quest Diagnostics Inc. (l)	8	394
UnitedHealth Group Inc.	46	2,438
		10,523
INDUSTRIALS - 7.8%
AMR Corp. (b) (l)	10	298
Boeing Co.	14	1,280
Caterpillar Inc.	10	684
Cummins Inc.	3	405
Danaher Corp.	13	907
Dun & Bradstreet Corp.	7	611

Equifax Inc.	5	186
General Dynamics Corp.	10	756
ITT Industries Inc.	10	609
JetBlue Airways Corp. (b) (l)	41	467
L-3 Communications Holdings Inc.	3	262
Lockheed Martin Corp.	7	670
United Technologies Corp.	12	801
		7,936
INFORMATION TECHNOLOGY - 17.0%
Accenture Ltd.	10	401
Alliance Data Systems Corp. (b)	7	461
Amphenol Corp. - Class A	10	646
Apple Computer Inc. (b)	18	1,672
Applied Materials Inc.	43	784
Autodesk Inc. (b)	17	654
CDW Corp.	9	534
Cisco Systems Inc. (b)	98	2,499
Corning Inc. (b)	27	603
Dell Inc. (b)	31	724
Global Payments Inc.	11	381
Google Inc. - Class A (b)	3	1,272
Hewlett-Packard Co. (l)	41	1,646
Microsoft Corp.	75	2,096
Oracle Corp. (b)	72	1,298
QUALCOMM Inc.	19	802
Western Union Co.	37	814
		17,287
MATERIALS - 0.4%
United States Steel Corp.	4	426

Total Common Stocks (cost $91,412)		100,972

SHORT TERM INVESTMENTS - 10.3%
Mutual Funds - 0.0%
Dreyfus Cash Management Plus Fund, 5.17% (a)	3	3

Repurchase Agreement - 0.6%
Repurchase Agreement with Bank of America Securities, 5.30%
(Collateralized by $680 Federal Home Loan Mortgage Corp., zero coupon,
due 10/26/07, market value $645) acquired on 03/30/07, due 04/02/07 at $645	$645	645

Securities Lending Collateral - 9.7%
Mellon GSL Delaware Business Trust Collateral Fund, 5.39% (a)	9,828	9,828

Total Short Term Investments (cost $10,476)		10,476

Total Investments - 109.4% (cost $101,888)		111,448

Other Assets and Liabilities, Net - (9.4%)		(9,536)
Total Net Assets - 100%		$101,912

JNL/Putnam Midcap Growth Fund
COMMON STOCKS - 97.4%
CONSUMER DISCRETIONARY - 24.1%
Aeropostale Inc. (b)	7	$274
American Eagle Outfitters Inc.	18	546
AnnTaylor Stores Corp. (b)	14	524
Apollo Group Inc. - Class A (b)	6	250
Big Lots Inc. (b) (l)	16	513
Building Material Holding Corp.	5	98
Choice Hotels International Inc.	14	500
Circuit City Stores Inc.	15	274
Claire's Stores Inc.	5	167
Coach Inc. (b)	9	469
Darden Restaurants Inc.	14	573
Dollar Tree Stores Inc. (b)	3	99
Dress Barn Inc. (b)	5	108
Guess? Inc. (l)	2	81
Gymboree Corp. (b)	4	172
Harley-Davidson Inc.	13	776
Harman International Industries Inc.	3	269
International Game Technology	13	505
Marvel Entertainment Inc. (b) (l)	13	358
Meredith Corp.	4	241
Newell Rubbermaid Inc.	6	174
NutriSystem Inc. (b) (l)	3	168
NVR Inc. (b) (l)	1	623
Phillips-Van Heusen	4	241
Sherwin-Williams Co. (l)	5	330
Snap-On Inc.	2	106
Staples Inc.	18	464
Tempur-Pedic International Inc. (l)	11	275
Thor Industries Inc.	3	122
		9,300
CONSUMER STAPLES - 3.1%
Campbell Soup Co.	2	90
Clorox Co.	1	38
McCormick & Co. Inc.	6	239
UST Inc. (l)	14	817
		1,184
ENERGY - 5.5%
Cameron International Corp. (b)	12	753
Enbridge Inc.	2	59
Frontier Oil Corp.	12	375
Hydril Co. (b)	2	144

National Oilwell Varco Inc. (b)	7	552
Plains Exploration & Production Co. (b)	5	231
		2,114
FINANCIALS - 10.4%
Assurant Inc.	8	411
Axis Capital Holdings Ltd.	4	139
Bear Stearns Cos. Inc.	4	662
CapitalSource Inc. (l)	7	173
CB Richard Ellis Group Inc. - Class A (b)	10	345
Loews Corp.	6	484
Moody's Corp.	8	472
Nuveen Investments Inc. - Class A (l)	3	141
Synovus Financial Corp. (l)	5	152
Unibanco - Uniao de Bancos Brasileiros SA - GDR	6	507
WR Berkley Corp.	16	529
		4,015
HEALTH CARE - 16.3%
Advanced Medical Optics Inc. (b) (l)	-	-
Applera Corp. - Applied Biosystems Group	17	503
Barr Laboratories Inc. (b)	6	278
Becton Dickinson & Co.	3	208
Coventry Health Care Inc. (b)	15	817
CR Bard Inc.	6	445
DENTSPLY International Inc.	4	134
Endo Pharmaceuticals Holdings Inc. (b)	4	129
Genzyme Corp. (b)	6	366
Humana Inc. (b)	10	561
Immucor Inc. (b)	6	171
Kinetic Concepts Inc. (b)	7	368
Laboratory Corp. of America Holdings (b)	6	436
McKesson Corp.	5	263
Mentor Corp. (l)	13	598
Waters Corp. (b)	5	284
WellCare Health Plans Inc. (b) (l)	9	750
		6,311
INDUSTRIALS - 16.4%
CH Robinson Worldwide Inc.	7	334
Continental Airlines Inc. - Class B (b)	11	382
Corporate Executive Board Co. (l)	2	149
Cummins Inc. (l)	2	260
Dover Corp.	10	473
Dun & Bradstreet Corp.	3	246
Equifax Inc.	8	273
FreightCar America Inc. (l)	4	191
Graco Inc.	12	450
IDEX Corp. (l)	4	205
Jacobs Engineering Group Inc. (b)	3	117

L-3 Communications Holdings Inc.	7	604
Labor Ready Inc. (b)	9	171
Manitowoc Co. Inc.	9	550
Monster Worldwide Inc. (b)	3	137
MSC Industrial Direct Co. - Class A	6	280
Quanta Services Inc. (b) (l)	15	366
Steelcase Inc. (l)	14	273
Terex Corp. (b)	5	323
Wabtec Corp.	6	200
WESCO International Inc. (b)	6	357
		6,341
INFORMATION TECHNOLOGY - 16.8%
BMC Software Inc. (b)	16	490
Brocade Communications Systems Inc. (b)	37	348
Cadence Design Systems Inc. (b)	14	286
Emulex Corp. (b)	21	391
F5 Networks Inc. (b)	5	353
Fair Isaac Corp.	8	297
Harris Corp.	4	199
Lam Research Corp. (b)	15	696
Lexmark International Inc. (b)	8	485
McAfee Inc. (b)	12	362
Network Appliance Inc. (b)	23	825
Paychex Inc.	16	602
Polycom Inc. (b)	9	290
Red Hat Inc. (b) (l)	11	245
Teradyne Inc. (b) (l)	27	454
Websense Inc. (b)	8	174
		6,497
MATERIALS - 2.9%
Albemarle Corp.	8	324
Chaparral Steel Co.	2	116
Eagle Materials Inc. (l)	1	54
Freeport-McMoRan Copper & Gold Inc. (l)	10	628
		1,122
UTILITIES - 1.9%
AES Corp. (b)	35	747

Total Common Stocks (cost $35,258)		37,631

INVESTMENT FUNDS - 1.0%
iShares Russell 2000 Index Fund (l)	2	135
Midcap SPDR Trust Series 1 (l)	1	93
Nasdaq-100 Index Tracking Stock (l)	2	96
SPDR Trust Series 1 (l)	-	56

Total Investment Funds (cost $381)		380

SHORT TERM INVESTMENTS - 17.9%
Securities Lending Collateral - 17.9%
Mellon GSL Delaware Business Trust Collateral Fund, 5.39% (a)	6,935	6,935

Total Short Term Investments (cost $6,935)		6,935

Total Investments - 116.3% (cost $42,574)		44,946
Other Assets and Liabilities, Net - (16.3%)		(6,297)
Total Net Assets - 100%		$38,649

JNL/S&P Disciplined Growth Fund
INVESTMENT FUNDS - 99.6%
JNL/Mellon Capital Management 25 Fund (d)	5	$76
JNL/Mellon Capital Management Bond Index Fund (d)	9	96
JNL/Mellon Capital Management International Index Fund (d)	25	427
JNL/Mellon Capital Management JNL 5 Fund (d)	13	191
JNL/Mellon Capital Management JNL Optimized 5 Fund (d)	18	190
JNL/Mellon Capital Management S&P 400 Mid Cap Index Fund (d)	5	77
JNL/Mellon Capital Management S&P 500 Index Fund (d)	34	417
JNL/Mellon Capital Management Select Small Cap Fund (d)	3	77
JNL/Mellon Capital Management Small Cap Index Fund (d)	5	76
JNL/Mellon Capital Management VIP Fund (d)	14	190
JNL/PIMCO Real Return Fund (d)	9	97

Total Investment Funds (cost $1,903)		1,914

Total Investments - 99.6% (cost $1,903)		1,914
Other Assets and Liabilities, Net - 0.4%		8
Total Net Assets - 100%		$1,922

JNL/S&P Disciplined Moderate Fund
INVESTMENT FUNDS - 97.5%
JNL/Goldman Sachs Short Duration Bond Fund (d)	13	$134
JNL/Mellon Capital Management Bond Index Fund (d)	48	534
JNL/Mellon Capital Management International Index Fund (d)	19	328
JNL/Mellon Capital Management JNL 5 Fund (d)	9	134
JNL/Mellon Capital Management JNL Optimized 5 Fund (d)	12	133
JNL/Mellon Capital Management S&P 400 Mid Cap Index Fund (d)	5	81
JNL/Mellon Capital Management S&P 500 Index Fund (d)	61	743
JNL/Mellon Capital Management Small Cap Index Fund (d)	4	53
JNL/Mellon Capital Management VIP Fund (d)	10	133
JNL/PIMCO Real Return Fund (d)	39	405

Total Investment Funds (cost $2,657)		2,678

Total Investments - 97.5% (cost $2,657)		2,678

Other Assets and Liabilities, Net - 2.5%		70
Total Net Assets - 100%		$2,748

JNL/S&P Disciplined Moderate Growth Fund
INVESTMENT FUNDS - 98.9%
JNL/Goldman Sachs Short Duration Bond Fund (d)	25	$263
JNL/Mellon Capital Management 25 Fund (d)	11	156
JNL/Mellon Capital Management Bond Index Fund (d)	24	263
JNL/Mellon Capital Management International Index Fund (d)	56	958
JNL/Mellon Capital Management JNL 5 Fund (d)	29	419
JNL/Mellon Capital Management JNL Optimized 5 Fund (d)	39	418
JNL/Mellon Capital Management S&P 400 Mid Cap Index Fund (d)	10	158
JNL/Mellon Capital Management S&P 500 Index Fund (d)	112	1,353
JNL/Mellon Capital Management Select Small Cap Fund (d)	7	158
JNL/Mellon Capital Management Small Cap Index Fund (d)	10	157
JNL/Mellon Capital Management VIP Fund (d)	31	418
JNL/PIMCO Real Return Fund (d)	51	527

Total Investment Funds (cost $5,237)		5,248

Total Investments - 98.9% (cost $5,237)		5,248
Other Assets and Liabilities, Net - 1.1%		57
Total Net Assets - 100%		$5,305

JNL/S&P Growth Retirement Strategy Fund
INVESTMENT FUNDS - 99.7%
iShares Cohen & Steers Realty Majors Index Fund	-	$51
iShares Comex Gold Trust Fund	1	52
iShares Dow Jones Select Dividend Fund (l)	1	52
iShares FTSE/Xinhua China 25 Index Fund (l)	1	54
iShares iBoxx $ Investment Grade Corp. Bond Fund	1	129
iShares Lehman 7-10 Year Treasury Bond Fund	2	129
iShares Lehman U.S. Treasury Inflation Protected Securities Bond Fund	3	260
iShares MSCI EAFE Index Fund (l)	3	264
iShares MSCI EAFE Value Index Fund	1	78
iShares MSCI Japan Index Fund (l)	3	51
iShares Nasdaq Biotechnology Index Fund	1	53
iShares Russell 2000 Index Fund (l)	2	131
iShares Russell 2000 Value Index Fund (l)	1	104
iShares S&P 400 Growth Index Fund (l)	1	105
iShares S&P 400 Index Fund	2	157
iShares S&P 500 Index Fund	5	652
Vanguard Emerging Markets Vipers (l)	1	80
Vanguard Energy Vipers	1	81
Vanguard Pacific Vipers	2	131

Total Investment Funds (cost $2,570)		2,614

SHORT TERM INVESTMENTS - 32.7%
Securities Lending Collateral - 32.7%
Mellon GSL Delaware Business Trust Collateral Fund, 5.39% (a)	857	857

Total Short Term Investments (cost $857)		857

Total Investments - 132.4% (cost $3,427)		3,471
Other Assets and Liabilities, Net - (32.4%)		(850)
Total Net Assets - 100%		$2,621

JNL/S&P Managed Aggressive Growth Fund
INVESTMENT FUNDS - 100.1%
JNL/AIM Large Cap Growth Fund (d)	4,019	$54,455
JNL/AIM Real Estate Fund (d)	1,238	20,239
JNL/Alger Growth Fund (d)	1,247	23,655
JNL/Credit Suisse Global Natural Resources Fund (d)	729	8,005
JNL/Credit Suisse Long Short Fund (d)	1,464	14,713
JNL/Eagle Core Equity Fund (d)	845	14,386
JNL/Eagle SmallCap Equity Fund (d)	654	15,294
JNL/FMR Mid-Cap Equity Fund (d)	1,081	21,161
JNL/Franklin Templeton Small Cap Value Fund (d)	1,490	19,793
JNL/Goldman Sachs Mid Cap Value Fund (d)	2,273	30,886
JNL/Goldman Sachs Short Duration Bond Fund (d)	5	47
JNL/JPMorgan International Equity Fund (d)	2,745	40,817
JNL/JPMorgan International Value Fund (d)	3,400	49,534
JNL/Lazard Emerging Markets Fund (d)	2,487	28,031
JNL/Mellon Capital Management Oil & Gas Sector Fund (d)	267	8,015
JNL/Oppenheimer Global Growth Fund (d)	2,143	32,995
JNL/PIMCO Real Return Fund (d)	3,307	33,931
JNL/PIMCO Total Return Bond Fund (d)	2,808	33,246
JNL/PPM America Value Equity Fund (d)	707	14,698
JNL/Select Value Fund (d)	2,840	56,485
JNL/T. Rowe Price Established Growth Fund (d)	2,939	64,601
JNL/T. Rowe Price Mid-Cap Growth Fund (d)	1,067	31,985
JNL/T. Rowe Price Value Fund (d)	3,927	61,923

Total Investment Funds (cost $560,118)		678,895

Total Investments - 100.1% (cost $560,118)		678,895
Other Assets and Liabilities, Net - (0.1%)		(469)
Total Net Assets - 100%		$678,426

JNL/S&P Managed Conservative Fund
INVESTMENT FUNDS - 99.9%
JNL/AIM Large Cap Growth Fund (d)	481	$6,514
JNL/AIM Real Estate Fund (d)	266	4,353
JNL/Goldman Sachs Short Duration Bond Fund (d)	3,146	32,875
JNL/PIMCO Real Return Fund (d)	2,241	22,997

JNL/PIMCO Total Return Bond Fund (d)	2,737	32,402
JNL/PPM America Value Equity Fund (d)	118	2,449
JNL/Select Value Fund (d)	346	6,882
JNL/T. Rowe Price Established Growth Fund (d)	322	7,068
JNL/T. Rowe Price Value Fund (d)	435	6,865
JNL/Western Asset High Yield Bond Fund (d)	982	8,291
JNL/Western Asset Strategic Bond Fund (d)	2,063	24,242
JNL/Western Asset U.S. Government & Quality Bond Fund (d)	696	8,066

Total Investment Funds (cost $157,806)		163,004

Total Investments - 99.9% (cost $157,806)		163,004
Other Assets and Liabilities, Net - 0.1%		230
Total Net Assets - 100%		$163,234

JNL/S&P Managed Growth Fund
INVESTMENT FUNDS - 100.0%
JNL/AIM Large Cap Growth Fund (d)	7,474	$101,267
JNL/AIM Real Estate Fund (d)	1,849	30,235
JNL/Alger Growth Fund (d)	1,453	27,563
JNL/Credit Suisse Global Natural Resources Fund (d)	760	8,344
JNL/Credit Suisse Long Short Fund (d)	1,514	15,213
JNL/Eagle Core Equity Fund (d)	1,663	28,318
JNL/Eagle SmallCap Equity Fund (d)	1,133	26,482
JNL/FMR Mid-Cap Equity Fund (d)	1,673	32,736
JNL/Franklin Templeton Small Cap Value Fund (d)	2,163	28,724
JNL/Goldman Sachs Mid Cap Value Fund (d)	3,740	50,830
JNL/Goldman Sachs Short Duration Bond Fund (d)	5,938	62,052
JNL/JPMorgan International Equity Fund (d)	5,210	77,465
JNL/JPMorgan International Value Fund (d)	6,303	91,831
JNL/Lazard Emerging Markets Fund (d)	3,446	38,833
JNL/Mellon Capital Management Oil & Gas Sector Fund (d)	447	13,419
JNL/Oppenheimer Global Growth Fund (d)	3,300	50,815
JNL/PIMCO Real Return Fund (d)	5,186	53,209
JNL/PIMCO Total Return Bond Fund (d)	5,238	62,022
JNL/PPM America Value Equity Fund (d)	979	20,346
JNL/Select Value Fund (d)	5,264	104,708
JNL/T. Rowe Price Established Growth Fund (d)	5,485	120,560
JNL/T. Rowe Price Mid-Cap Growth Fund (d)	1,908	57,195
JNL/T. Rowe Price Value Fund (d)	7,286	114,904
JNL/Western Asset Strategic Bond Fund (d)	5,309	62,381

Total Investment Funds (cost $1,094,227)		1,279,452

Total Investments - 100.0% (cost $1,094,227)		1,279,452
Other Assets and Liabilities, Net - 0.0%		(313)
Total Net Assets - 100%		$1,279,139

JNL/S&P Managed Moderate Fund

INVESTMENT FUNDS - 99.9%
JNL/AIM Large Cap Growth Fund (d)	1,461	$19,792
JNL/AIM Real Estate Fund (d)	546	8,932
JNL/FMR Mid-Cap Equity Fund (d)	292	5,711
JNL/Franklin Templeton Small Cap Value Fund (d)	246	3,273
JNL/Goldman Sachs Mid Cap Value Fund (d)	193	2,619
JNL/Goldman Sachs Short Duration Bond Fund (d)	5,027	52,531
JNL/JPMorgan International Equity Fund (d)	653	9,712
JNL/JPMorgan International Value Fund (d)	1,029	15,000
JNL/Lazard Emerging Markets Fund (d)	623	7,026
JNL/Mellon Capital Management Oil & Gas Sector Fund (d)	137	4,106
JNL/Oppenheimer Global Growth Fund (d)	24	376
JNL/PIMCO Real Return Fund (d)	3,552	36,442
JNL/PIMCO Total Return Bond Fund (d)	4,475	52,982
JNL/PPM America Value Equity Fund (d)	230	4,775
JNL/Select Value Fund (d)	1,059	21,068
JNL/T. Rowe Price Established Growth Fund (d)	956	21,017
JNL/T. Rowe Price Mid-Cap Growth Fund (d)	239	7,176
JNL/T. Rowe Price Value Fund (d)	1,285	20,268
JNL/Western Asset High Yield Bond Fund (d)	2,168	18,296
JNL/Western Asset Strategic Bond Fund (d)	3,031	35,613
JNL/Western Asset U.S. Government & Quality Bond Fund (d)	1,371	15,893

Total Investment Funds (cost $345,521)		362,608

Total Investments - 99.9% (cost $345,521)		362,608
Other Assets and Liabilities, Net - 0.1%		213
Total Net Assets - 100%		$362,821

JNL/S&P Managed Moderate Growth Fund
INVESTMENT FUNDS - 100.1%
JNL/AIM Large Cap Growth Fund (d)	5,248	$71,110
JNL/AIM Real Estate Fund (d)	1,557	25,455
JNL/Alger Growth Fund (d)	868	16,466
JNL/Credit Suisse Global Natural Resources Fund (d)	906	9,946
JNL/Credit Suisse Long Short Fund (d)	1,111	11,163
JNL/Eagle Core Equity Fund (d)	850	14,478
JNL/Eagle SmallCap Equity Fund (d)	1,029	24,052
JNL/FMR Mid-Cap Equity Fund (d)	995	19,475
JNL/Franklin Templeton Small Cap Value Fund (d)	1,803	23,948
JNL/Goldman Sachs Mid Cap Value Fund (d)	2,443	33,205
JNL/Goldman Sachs Short Duration Bond Fund (d)	8,164	85,316
JNL/JPMorgan International Equity Fund (d)	4,011	59,641
JNL/JPMorgan International Value Fund (d)	5,004	72,914
JNL/Lazard Emerging Markets Fund (d)	2,182	24,596
JNL/Mellon Capital Management Oil & Gas Sector Fund (d)	334	10,035
JNL/Oppenheimer Global Growth Fund (d)	1,518	23,377
JNL/PIMCO Real Return Fund (d)	10,563	108,381
JNL/PIMCO Total Return Bond Fund (d)	11,787	139,557

JNL/PPM America Value Equity Fund (d)	781	16,236
JNL/Select Value Fund (d)	3,544	70,484
JNL/T. Rowe Price Established Growth Fund (d)	4,110	90,346
JNL/T. Rowe Price Mid-Cap Growth Fund (d)	933	27,965
JNL/T. Rowe Price Value Fund (d)	5,289	83,408
JNL/Western Asset High Yield Bond Fund (d)	51	433
JNL/Western Asset Strategic Bond Fund (d)	7,121	83,675
JNL/Western Asset U.S. Government & Quality Bond Fund (d)	3,937	45,629

Total Investment Funds (cost $1,073,190)		1,191,291

Total Investments - 100.1% (cost $1,073,190)		1,191,291
Other Assets and Liabilities, Net - (0.1%)		(640)
Total Net Assets - 100%		$1,190,651

JNL/S&P Moderate Growth Retirement Strategy Fund
INVESTMENT FUNDS - 99.9%
iShares Cohen & Steers Realty Majors Index Fund	-	$49
iShares Comex Gold Trust Fund	1	51
iShares Dow Jones Select Dividend Fund (l)	1	51
iShares iBoxx $ Investment Grade Corp. Bond Fund	2	254
iShares Lehman 7-10 Year Treasury Bond Fund (l)	2	126
iShares Lehman Aggregate Bond Fund	3	252
iShares Lehman U.S. Treasury Inflation Protected Securities Bond Fund (l)	4	380
iShares MSCI EAFE Index Fund (l)	2	183
iShares MSCI EAFE Value Index Fund	1	52
iShares Russell 2000 Index Fund (l)	1	76
iShares Russell 2000 Value Index Fund (l)	1	51
iShares S&P 400 Growth Index Fund (l)	1	51
iShares S&P 400 Index Fund	1	103
iShares S&P 500 Index Fund	4	637
Vanguard Emerging Markets Vipers (l)	1	52
Vanguard Energy Vipers	1	54
Vanguard Pacific Vipers	2	126

Total Investment Funds (cost $2,508)		2,548

SHORT TERM INVESTMENTS - 36.0%
Securities Lending Collateral - 36.0%
Mellon GSL Delaware Business Trust Collateral Fund, 5.39% (a)	918	918

Total Short Term Investments (cost $918)		918

Total Investments - 135.9% (cost $3,426)		3,466
Other Assets and Liabilities, Net - (35.9%)		(916)
Total Net Assets - 100%		$2,550

JNL/S&P Moderate Retirement Strategy Fund

INVESTMENT FUNDS - 99.9%
iShares Cohen & Steers Realty Majors Index Fund	-	$48
iShares Dow Jones Select Dividend Fund (l)	1	51
iShares Dow Jones US Utilities Sector Index Fund	1	52
iShares iBoxx $ Investment Grade Corp. Bond Fund	5	506
iShares Lehman 1-3 Year Treasury Bond Fund	2	126
iShares Lehman Aggregate Bond Fund	4	376
iShares Lehman U.S. Treasury Inflation Protected Securities Bond Fund (l)	5	506
iShares MSCI EAFE Index Fund (l)	2	131
iShares Russell 2000 Index Fund (l)	1	51
iShares S&P 400 Index Fund (l)	1	51
iShares S&P 500 Index Fund (l)	4	638

Total Investment Funds (cost $2,509)		2,536

SHORT TERM INVESTMENTS - 15.6%
Securities Lending Collateral - 15.6%
Mellon GSL Delaware Business Trust Collateral Fund, 5.39% (a)	396	396

Total Short Term Investments (cost $396)		396

Total Investments - 115.5% (cost $2,905)		2,932
Other Assets and Liabilities, Net - (15.5%)		(393)
Total Net Assets - 100%		$2,539

JNL/S&P Retirement 2015 Fund
INVESTMENT FUNDS - 100.1%
JNL/AIM Large Cap Growth Fund (d)	38	$509
JNL/AIM Real Estate Fund (d)	10	157
JNL/Alger Growth Fund (d)	-	6
JNL/Credit Suisse Global Natural Resources Fund (d)	8	82
JNL/Credit Suisse Long Short Fund (d)	27	268
JNL/Eagle SmallCap Equity Fund (d)	6	144
JNL/FMR Mid-Cap Equity Fund (d)	3	60
JNL/Franklin Templeton Small Cap Value Fund (d)	11	144
JNL/Goldman Sachs Mid Cap Value Fund (d)	16	217
JNL/Goldman Sachs Short Duration Bond Fund (d)	28	297
JNL/JPMorgan International Equity Fund (d)	30	443
JNL/JPMorgan International Value Fund (d)	32	473
JNL/Lazard Emerging Markets Fund (d)	13	145
JNL/Mellon Capital Management Oil & Gas Sector Fund (d)	5	141
JNL/Oppenheimer Global Growth Fund (d)	10	154
JNL/PIMCO Real Return Fund (d)	50	516
JNL/PIMCO Total Return Bond Fund (d)	61	718
JNL/PPM America Value Equity Fund (d)	9	195
JNL/Select Value Fund (d)	25	492
JNL/T. Rowe Price Established Growth Fund (d)	26	581
JNL/T. Rowe Price Mid-Cap Growth Fund (d)	6	165

JNL/T. Rowe Price Value Fund (d)	31	487
JNL/Western Asset Strategic Bond Fund (d)	58	686

Total Investment Funds (cost $6,789)		7,080

Total Investments - 100.1% (cost $6,789)		7,080
Other Assets and Liabilities, Net - (0.1%)		(5)
Total Net Assets - 100%		$7,075

JNL/S&P Retirement 2020 Fund
INVESTMENT FUNDS - 100.1%
JNL/AIM Large Cap Growth Fund (d)	20	$273
JNL/AIM Real Estate Fund (d)	6	99
JNL/Alger Growth Fund (d)	3	60
JNL/Credit Suisse Global Natural Resources Fund (d)	4	48
JNL/Credit Suisse Long Short Fund (d)	12	116
JNL/Eagle SmallCap Equity Fund (d)	3	72
JNL/FMR Mid-Cap Equity Fund (d)	3	58
JNL/Franklin Templeton Small Cap Value Fund (d)	5	70
JNL/Goldman Sachs Mid Cap Value Fund (d)	10	136
JNL/Goldman Sachs Short Duration Bond Fund (d)	13	141
JNL/JPMorgan International Equity Fund (d)	14	212
JNL/JPMorgan International Value Fund (d)	17	246
JNL/Lazard Emerging Markets Fund (d)	9	98
JNL/Mellon Capital Management Oil & Gas Sector Fund (d)	2	67
JNL/Oppenheimer Global Growth Fund (d)	7	104
JNL/PIMCO Real Return Fund (d)	20	206
JNL/PIMCO Total Return Bond Fund (d)	20	236
JNL/PPM America Value Equity Fund (d)	5	107
JNL/Select Value Fund (d)	12	247
JNL/T. Rowe Price Established Growth Fund (d)	13	279
JNL/T. Rowe Price Mid-Cap Growth Fund (d)	3	97
JNL/T. Rowe Price Value Fund (d)	15	229
JNL/Western Asset Strategic Bond Fund (d)	11	131

Total Investment Funds (cost $3,198)		3,332

Total Investments - 100.1% (cost $3,198)		3,332
Other Assets and Liabilities, Net - (0.1%)		(3)
Total Net Assets - 100%		$3,329

JNL/S&P Retirement 2025 Fund
INVESTMENT FUNDS - 99.5%
JNL/AIM Large Cap Growth Fund (d)	11	$154
JNL/AIM Real Estate Fund (d)	3	54
JNL/Alger Growth Fund (d)	2	39
JNL/Credit Suisse Global Natural Resources Fund (d)	4	41
JNL/Credit Suisse Long Short Fund (d)	8	84

JNL/Eagle SmallCap Equity Fund (d)	2	41
JNL/FMR Mid-Cap Equity Fund (d)	1	29
JNL/Franklin Templeton Small Cap Value Fund (d)	3	38
JNL/Goldman Sachs Mid Cap Value Fund (d)	6	75
JNL/Goldman Sachs Short Duration Bond Fund (d)	1	7
JNL/JPMorgan International Equity Fund (d)	9	128
JNL/JPMorgan International Value Fund (d)	10	142
JNL/Lazard Emerging Markets Fund (d)	6	71
JNL/Mellon Capital Management Oil & Gas Sector Fund (d)	2	58
JNL/Oppenheimer Global Growth Fund (d)	4	62
JNL/PIMCO Real Return Fund (d)	9	97
JNL/PIMCO Total Return Bond Fund (d)	9	109
JNL/PPM America Value Equity Fund (d)	3	65
JNL/Select Value Fund (d)	7	131
JNL/T. Rowe Price Established Growth Fund (d)	7	160
JNL/T. Rowe Price Mid-Cap Growth Fund (d)	2	71
JNL/T. Rowe Price Value Fund (d)	8	130
JNL/Western Asset Strategic Bond Fund (d)	5	61

Total Investment Funds (cost $1,793)		1,847

Total Investments - 99.5% (cost $1,793)		1,847
Other Assets and Liabilities, Net - 0.5%		9
Total Net Assets - 100%		$1,856

JNL/S&P Retirement Income Fund
INVESTMENT FUNDS - 100.0%
JNL/AIM Large Cap Growth Fund (d)	51	$688
JNL/AIM Real Estate Fund (d)	16	260
JNL/Alger Growth Fund (d)	1	25
JNL/Goldman Sachs Mid Cap Value Fund (d)	19	263
JNL/Goldman Sachs Short Duration Bond Fund (d)	195	2,034
JNL/JPMorgan International Equity Fund (d)	34	499
JNL/JPMorgan International Value Fund (d)	40	587
JNL/Mellon Capital Management Oil & Gas Sector Fund (d)	3	92
JNL/PIMCO Real Return Fund (d)	129	1,327
JNL/PIMCO Total Return Bond Fund (d)	178	2,109
JNL/PPM America Value Equity Fund (d)	13	261
JNL/Select Value Fund (d)	31	621
JNL/T. Rowe Price Established Growth Fund (d)	32	708
JNL/T. Rowe Price Mid-Cap Growth Fund (d)	9	256
JNL/T. Rowe Price Value Fund (d)	39	618
JNL/Western Asset High Yield Bond Fund (d)	82	696
JNL/Western Asset Strategic Bond Fund (d)	115	1,356
JNL/Western Asset U.S. Government & Quality Bond Fund (d)	121	1,399

Total Investment Funds (cost $13,510)		13,799

Total Investments - 100.0% (cost $13,510)		13,799

Other Assets and Liabilities, Net - 0.0%		4
Total Net Assets - 100%		$13,803

JNL/Select Balanced Fund
COMMON STOCKS - 62.9%
CONSUMER DISCRETIONARY - 4.7%
BorgWarner Inc.	25	$1,848
CBS Corp. - Class B (l)	90	2,758
Comcast Corp. - Class A (b)	154	3,995
Home Depot Inc.	41	1,517
McDonald's Corp.	83	3,730
New York Times Co. - Class A (l)	70	1,641
Staples Inc.	54	1,403
Viacom Inc. - Class B (b)	66	2,707
Whirlpool Corp.	20	1,690
		21,289
CONSUMER STAPLES - 7.3%
Altria Group Inc.	66	5,795
Bunge Ltd. (l)	31	2,582
Coca-Cola Co.	60	2,866
Kimberly-Clark Corp.	56	3,849
PepsiCo Inc.	41	2,581
SYSCO Corp.	97	3,275
Tyson Foods Inc.	113	2,188
Unilever NV - ADR	134	3,921
Wal-Mart Stores Inc.	129	6,074
		33,131
ENERGY - 10.2%
Cameco Corp.	58	2,379
Chevron Corp.	129	9,526
ConocoPhillips	72	4,893
EnCana Corp.	71	3,606
Exxon Mobil Corp.	179	13,536
Schlumberger Ltd.	29	2,032
Total SA - ADR	99	6,908
XTO Energy Inc.	59	3,227
		46,107
FINANCIALS - 10.6%
ACE Ltd.	77	4,371
Allstate Corp.	48	2,877
American International Group Inc.	57	3,852
Bank of America Corp.	169	8,642
Citigroup Inc.	160	8,194
Freddie Mac	37	2,177
Hartford Financial Services Group Inc.	40	3,823
MBIA Inc.	35	2,292
PNC Financial Services Group Inc.	40	2,864

State Street Corp.	58	3,743
Synovus Financial Corp. (l)	74	2,403
UBS AG	48	2,840
		48,078
HEALTH CARE - 7.0%
Abbott Laboratories	104	5,792
Bristol-Myers Squibb Co.	154	4,272
Eli Lilly & Co.	116	6,225
Medtronic Inc.	87	4,273
Sanofi-Aventis - ADR	73	3,168
Schering-Plough Corp.	216	5,518
Wyeth	47	2,366
		31,614
INDUSTRIALS - 7.8%
3M Corp.	19	1,422
Avery Dennison Corp.	35	2,256
Caterpillar Inc.	36	2,433
Deere & Co.	48	5,236
General Electric Corp.	255	9,003
Illinois Tool Works Inc.	50	2,590
Pentair Inc.	94	2,932
Pitney Bowes Inc.	42	1,925
Southwest Airlines Co.	123	1,814
United Parcel Service Inc. - Class B	36	2,524
Waste Management Inc.	91	3,114
		35,249
INFORMATION TECHNOLOGY - 4.3%
Automatic Data Processing Inc.	50	2,396
EMC Corp. (b)	178	2,467
First Data Corp.	71	1,905
International Business Machines Corp.	73	6,834
Maxim Integrated Products Inc.	92	2,716
Microsoft Corp.	110	3,073
		19,391
MATERIALS - 4.3%
Alcoa Inc.	132	4,478
EI Du Pont de Nemours & Co.	110	5,452
International Paper Co.	65	2,377
Newmont Mining Corp.	41	1,722
Owens-Illinois Inc. (b) (l)	95	2,458
Rhodia SA - ADR	164	598
Weyerhaeuser Co.	30	2,257
		19,342
TELECOMMUNICATION SERVICES - 3.6%
AT&T Inc.	334	13,158
Verizon Communications Inc.	83	3,136
		16,294

UTILITIES - 3.1%
Dominion Resources Inc.	38	3,329
Exelon Corp.	77	5,256
PPL Corp.	70	2,859
Progress Energy Inc. (l)	29	1,458
Veolia Environnement - ADR	17	1,286
		14,188

Total Common Stocks (cost $234,772)		284,683

WARRANTS - 0.0%
Lucent Technologies Inc.	1	-

Total Warrants (cost $0)		-

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 4.9%
Banc of America Commercial Mortgage Inc., 5.68%, 06/11/35	$142	143
Banc of America Commercial Mortgage Inc., 5.12%, 07/11/43	750	748
Banc of America Commercial Mortgage Inc., 5.74%, 05/10/45 (g)	350	361
Banc of America Commercial Mortgage Inc., 5.18%, 09/10/47 (g)	1,200	1,195
Banc of America Commercial Mortgage Inc., 5.45%, 01/15/49 (g)	800	803
Bank of America-First Union NB Commercial Mortgage, 5.46%, 04/11/37 (g)	500	506
Bank One Issuance Trust, 4.77%, 02/16/16	500	483
Bear Stearns Commercial Mortgage Securities, 5.46%, 03/11/39 (g)	415	421
Bear Stearns Commercial Mortgage Securities, 5.54%, 09/11/41 (g)	600	607
Bear Stearns Commercial Mortgage Securities, 4.87%, 09/11/42 (g)	500	485
Bear Stearns Mortgage Funding Trust, 5.54%, 10/12/41 (g)	720	729
BMW Vehicle Owner Trust, 3.52%, 10/25/10	1,000	993
Capital One Financial Corp., 5.70%, 09/15/11	400	404
Capital One Multi-Asset Execution Trust, 4.50%, 06/15/11	500	496
Centex Home Equity, 4.72%, 10/25/31 (g)	115	114
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.23%, 07/15/44 (g)	500	500
Commercial Mortgage Acceptance Corp., 7.64%, 06/15/31 (g)	500	526
Commercial Mortgage Pass Through Certificates, 5.77%, 06/10/46 (g)	350	362
Countrywide Home Loan Mortgage Pass Through Trust, 5.27%, 11/25/35 (g)	154	154
Credit Suisse Mortgage Capital Certificates, 5.56%, 02/15/39 (g)	450	456
Credit Suisse Mortgage Capital Certificates, 5.47%, 09/15/39 (g)	355	357
CS First Boston Mortgage Securities Corp., 6.13%, 04/15/37	500	520
GE Capital Commercial Mortgage Corp., 6.03%, 08/11/33 (g)	361	366
Greenwich Capital Commercial Funding Corp., 5.44%, 01/10/17 (g)	320	321
Harley-Davidson Motorcycle Trust, 1.89%, 02/15/11	177	173
Harley-Davidson Motorcycle Trust, 2.00%, 11/15/11	123	119
Household Automotive Trust, 5.28%, 09/19/11 (g)	475	477
JPMorgan Chase Commercial Mortgage Securities Corp., 4.92%, 10/15/42 (g)	700	680
JPMorgan Chase Commercial Mortgage Securities Corp., 5.48%, 12/12/44 (g)	500	504
JPMorgan Chase Commercial Mortgage Securities Corp., 5.44%, 06/12/47 (g)	800	803
JPMorgan Commercial Mortgage Finance Corp., 6.61%, 01/15/30	366	367

JPMorgan Commercial Mortgage Finance Corp., 6.51%, 10/15/35 (g)	783	792
LB-UBS Commercial Mortgage Trust, 4.95%, 09/15/30 (g)	500	488
Marriott Vacation Club Trust, 5.36%, 10/20/28 (e) (g)	123	123
MBNA Master Credit Card Trust USA, 6.65%, 08/15/11 (e)	500	513
Merrill Lynch Mortgage Trust, 5.05%, 07/12/38 (g)	500	490
Morgan Stanley Capital I, 5.45%, 02/20/44 (g)	355	356
Morgan Stanley Capital I, 5.51%, 11/12/49 (g)	800	808
Morgan Stanley Dean Witter Capital I, 5.98%, 01/15/39	560	579
PNC Mortgage Acceptance Corp., 6.36%, 03/12/34	1,000	1,041
Residential Accredit Loans Inc., 5.26%, 02/25/35 (g)	422	422
Susquehanna Auto Lease Trust, 5.21%, 03/16/09 (e) (g)	410	410
Wells Fargo Mortgage Backed Securities Trust, 4.54%, 03/25/35 (g)	388	382
Wells Fargo Mortgage Backed Securities Trust, 5.53%, 04/25/36 (g)	596	598
WFS Financial Owner Trust, 2.73%, 05/20/11	153	151

Total Non-U.S. Government Agency Asset-Backed Securities (cost $22,605)		22,326

CORPORATE BONDS AND NOTES - 6.3%
CONSUMER DISCRETIONARY - 1.1%
Comcast Corp., 5.85%, 01/15/10	200	204
Comcast Corp., 5.65%, 06/15/35	600	544
COX Communications Inc., 5.45%, 12/15/14	500	494
DaimlerChrysler NA Holding Corp., 4.75%, 01/15/08	500	498
DaimlerChrysler NA Holding Corp., 5.88%, 03/15/11	400	408
DaimlerChrysler NA Holding Corp., 8.50%, 01/18/31	300	375
Federated Retail Holding Inc., 5.90%, 12/01/16	192	191
Harrah's Operating Co. Inc., 6.50%, 06/01/16	350	310
News America Inc., 6.40%, 12/15/35	240	239
Target Corp., 5.38%, 06/15/09	500	504
Viacom Inc., 6.88%, 04/30/36	670	675
Walt Disney Co., 5.38%, 06/01/07	400	400
Wyndham Worldwide Corp., 6.00%, 12/01/16 (e)	185	184
		5,026
CONSUMER STAPLES - 0.2%
CVS Corp., 6.13%, 08/15/16	400	414
Diageo Capital Plc, 3.50%, 11/19/07	600	593
		1,007
FINANCIALS - 3.1%
Ace Capital Trust II, 9.70%, 04/01/30	525	698
AMBAC Financial Group Inc., 5.95%, 12/05/35	270	264
American International Group Inc., 6.25%, 03/15/37	190	185
ASIF Global Financing, 4.90%, 01/17/13 (e)	500	492
AXA SA, 8.60%, 12/15/30	425	542
Bank of America Corp., 5.42%, 03/15/17 (e)	700	693
Capital One Capital IV, 6.75%, 02/17/37	250	240
CIT Group Inc., 7.38%, 04/02/07	500	500
Citigroup Inc., 3.50%, 02/01/08	250	247

Citigroup Inc., 6.00%, 02/21/12 (l)	500	519
Credit Suisse USA Inc., 4.88%, 01/15/15	345	335
Developers Diversified Realty Corp., 5.38%, 10/15/12	350	350
Everest Reinsurance Holdings Inc., 5.40%, 10/15/14	215	212
General Electric Capital Corp., 5.88%, 02/15/12 (l)	1,000	1,032
Genworth Financial Inc., 6.15%, 11/15/16 (l) (o)	500	492
Goldman Sachs Group Inc., 5.63%, 01/15/17	350	347
Hartford Financial Services Group Inc., 6.10%, 10/01/41	700	707
Health Care Property Investors Inc., 6.00%, 01/30/17	365	366
HSBC Bank USA, 5.88%, 11/01/34	250	244
HSBC Finance Corp., 6.38%, 11/27/12	500	525
John Deere Capital Corp., 4.88%, 10/15/10	380	377
Kimco Realty Corp., 5.78%, 03/15/16	345	351
Liberty Mutual Insurance Co., 7.88%, 10/15/26 (e)	475	537
MetLife Inc., 6.50%, 12/15/32	350	375
Morgan Stanley, 5.38%, 10/15/15	170	167
Morgan Stanley, 5.45%, 01/09/17	350	344
ProLogis Trust, 5.63%, 11/15/16	400	403
Prudential Financial Inc., 5.50%, 03/15/16	425	425
Simon Property Group LP, 6.10%, 05/01/16	665	693
U.S. Bank NA, 4.95%, 10/30/14	450	439
Wachovia Corp., 5.25%, 08/01/14	500	494
Willis North America Inc., 5.63%, 07/15/15	105	101
Willis North America Inc., 6.20%, 03/28/17	170	171
		13,867
INDUSTRIALS - 0.3%
Continental Airlines Inc. - Class A, 6.00%, 03/27/22, TBA (c) (f)	280	280
Raytheon Co., 6.75%, 08/15/07	146	147
Siemens Financieringsmaatschappij NV, 5.75%, 10/17/16 (e)	675	686
Southwest Airlines Co., 5.75%, 12/15/16	500	492
		1,605
INFORMATION TECHNOLOGY - 0.2%
Hewlett-Packard Co., 5.50%, 07/01/07	500	500
Hewlett-Packard Co., 5.25%, 03/01/12	350	352
		852
MATERIALS - 0.2%
Corp Nacional del Cobre de Chile, 5.50%, 10/15/13 (e)	500	504
Weyerhaeuser Co., 7.13%, 07/15/23	350	359
		863
TELECOMMUNICATION SERVICES - 0.9%
AT&T Inc., 6.45%, 06/15/34	480	489
AT&T Inc., 6.80%, 05/15/36 (l)	150	160
BellSouth Corp., 6.55%, 06/15/34	300	308
BellSouth Telecommunications Inc., 7.00%, 12/01/95	70	72
Deutsche Telekom International Finance BV, 8.25%, 06/15/30	275	341
New Cingular Wireless Services Inc., 7.88%, 03/01/11	750	821
Telecom Italia Capital SA, 5.25%, 10/01/15	675	640

Verizon Global Funding Corp., 6.13%, 06/15/07	500	500
Verizon Global Funding Corp., 7.75%, 12/01/30	500	579
		3,910
UTILITIES - 0.3%
Abu Dhabi National Energy Co., 5.88%, 10/27/16 (e)	195	197
Consolidated Edison Inc., 5.30%, 12/01/16	250	248
MidAmerican Energy Holdings Co., 6.13%, 04/01/36	350	349
Southern California Edison Co., 5.55%, 01/15/37	500	479
		1,273

Total Corporate Bonds and Notes (cost $28,568)		28,403

GOVERNMENT AND AGENCY OBLIGATIONS - 22.1%
GOVERNMENT SECURITIES - 8.0%
Municipals - 0.6%
Oregon School Boards Association, 4.76%, 06/30/28	420	388
State of Illinois, 5.10%, 06/01/33	375	358
Tennessee Valley Authority, 4.38%, 06/15/15	1,900	1,820
		2,566
Sovereign - 0.5%
Financing Corp. Fico, 4.49%, 12/06/13 (k)	275	199
Financing Corp. Fico, 4.49%, 12/27/13 (k)	220	159
Resolution Funding Corp. - Strip, 3.88%, 04/15/14 (k)	2,550	1,838
		2,196
Treasury Inflation Index Securities - 1.6%
U.S. Treasury Inflation Index Note, 3.50%, 01/15/11	5,451	5,710
U.S. Treasury Inflation Index Note, 2.38%, 01/15/25 (l)	1,529	1,540
		7,250
U.S. Treasury Securities - 5.3%
U.S. Treasury Bond, 6.25%, 08/15/23 (l)	1,775	2,038
U.S. Treasury Bond, 4.50%, 02/15/36 (l)	208	196
U.S. Treasury Note, 2.63%, 03/15/09 (l)	3,775	3,638
U.S. Treasury Note, 3.50%, 12/15/09 (l)	6,900	6,716
U.S. Treasury Note, 3.50%, 02/15/10 (l)	3,250	3,159
U.S. Treasury Note, 4.38%, 12/15/10	1,125	1,119
U.S. Treasury Note, 4.88%, 04/30/11 (l)	4,158	4,208
U.S. Treasury Note, 4.63%, 02/15/17 (l)	2,800	2,795
		23,869
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 14.1%
Federal Home Loan Bank - 2.2%
Federal Home Loan Bank, 5.17%, 04/02/07 (k)	2,500	2,500
Federal Home Loan Bank, 5.18%, 04/09/07 (k)	623	622
Federal Home Loan Bank, 5.19%, 04/09/07 (k)	1,377	1,375
Federal Home Loan Bank, 5.19%, 04/25/07 (k)	4,000	3,986
Federal Home Loan Bank, 4.88%, 11/18/11 (l)	1,550	1,552
		10,035
Federal Home Loan Mortgage Corp. - 4.8%

Federal Home Loan Mortgage Corp., 5.15%, 04/09/07	2,500	2,497
Federal Home Loan Mortgage Corp., 5.50%, 10/01/16	319	321
Federal Home Loan Mortgage Corp., 6.00%, 04/01/17	222	226
Federal Home Loan Mortgage Corp., 5.00%, 10/01/17	252	250
Federal Home Loan Mortgage Corp., 6.50%, 11/01/17	86	89
Federal Home Loan Mortgage Corp., 5.00%, 01/01/18	93	92
Federal Home Loan Mortgage Corp., 5.50%, 01/01/18	1	1
Federal Home Loan Mortgage Corp., 5.00%, 04/01/18	136	134
Federal Home Loan Mortgage Corp., 4.50%, 05/01/18	164	159
Federal Home Loan Mortgage Corp., 5.00%, 05/01/18	262	259
Federal Home Loan Mortgage Corp., 4.50%, 09/01/18	180	175
Federal Home Loan Mortgage Corp., 4.50%, 11/01/18	259	252
Federal Home Loan Mortgage Corp., 4.50%, 11/01/18	126	122
Federal Home Loan Mortgage Corp., 5.50%, 11/01/18	158	159
Federal Home Loan Mortgage Corp., 5.50%, 01/01/19	414	416
Federal Home Loan Mortgage Corp., 4.50%, 03/01/19	1,184	1,148
Federal Home Loan Mortgage Corp., 5.50%, 08/01/19	422	423
Federal Home Loan Mortgage Corp., 6.00%, 06/01/20	1,897	1,872
Federal Home Loan Mortgage Corp., 7.00%, 11/01/30	180	187
Federal Home Loan Mortgage Corp., 7.00%, 02/01/31	40	41
Federal Home Loan Mortgage Corp., 7.00%, 06/01/31	50	52
Federal Home Loan Mortgage Corp., 7.00%, 10/01/32	146	151
Federal Home Loan Mortgage Corp., 4.50%, 06/01/33	189	178
Federal Home Loan Mortgage Corp., 5.50%, 06/01/33	214	213
Federal Home Loan Mortgage Corp., 6.50%, 09/01/33	94	97
Federal Home Loan Mortgage Corp., 5.00%, 08/01/35	165	160
Federal Home Loan Mortgage Corp., 5.00%, 08/01/35	176	170
Federal Home Loan Mortgage Corp., 5.00%, 10/01/35	2,300	2,225
Federal Home Loan Mortgage Corp., 5.00%, 11/01/35	671	649
Federal Home Loan Mortgage Corp., 5.00%, 11/01/35	561	542
Federal Home Loan Mortgage Corp., 5.00%, 01/01/36	260	252
Federal Home Loan Mortgage Corp., 6.00%, 06/01/36	506	510
Federal Home Loan Mortgage Corp., 6.00%, 06/01/36	1,974	1,990
Federal Home Loan Mortgage Corp., 6.00%, 06/01/36	460	464
Federal Home Loan Mortgage Corp., 6.00%, 09/01/36	2,654	2,675
Federal Home Loan Mortgage Corp., 6.50%, 10/01/36	2,472	2,521
		21,672
Federal National Mortgage Association - 6.2%
Federal National Mortgage Association, 5.00%, 11/01/17	114	113
Federal National Mortgage Association, 6.00%, 01/01/18	46	47
Federal National Mortgage Association, 5.00%, 02/01/18	504	499
Federal National Mortgage Association, 5.00%, 12/01/18	712	704
Federal National Mortgage Association, 5.00%, 03/01/21	805	794
Federal National Mortgage Association, 6.50%, 08/01/28	36	37
Federal National Mortgage Association, 6.50%, 11/01/28	72	75
Federal National Mortgage Association, 6.50%, 12/01/28	46	47
Federal National Mortgage Association, 6.00%, 03/01/29	308	313

Federal National Mortgage Association, 7.50%, 09/01/29	62	65
Federal National Mortgage Association, 5.00%, 09/01/33	817	792
Federal National Mortgage Association, 7.00%, 10/01/33	348	361
Federal National Mortgage Association, 4.50%, 11/01/33	215	202
Federal National Mortgage Association, 5.50%, 11/01/33	1,475	1,463
Federal National Mortgage Association, 4.50%, 12/01/33	393	370
Federal National Mortgage Association, 5.50%, 12/01/33	777	771
Federal National Mortgage Association, 5.50%, 12/01/33	468	465
Federal National Mortgage Association, 5.50%, 12/01/33	602	597
Federal National Mortgage Association, 5.50%, 03/01/34	464	460
Federal National Mortgage Association, 5.50%, 04/01/34	1,301	1,289
Federal National Mortgage Association, 5.50%, 05/01/34	160	158
Federal National Mortgage Association, 5.50%, 02/01/35	183	181
Federal National Mortgage Association, 5.00%, 04/01/35	381	368
Federal National Mortgage Association, 5.00%, 06/01/35	361	349
Federal National Mortgage Association, 5.00%, 06/01/35	881	852
Federal National Mortgage Association, 5.00%, 07/01/35	404	391
Federal National Mortgage Association, 5.50%, 07/01/35	627	621
Federal National Mortgage Association, 5.00%, 08/01/35	534	516
Federal National Mortgage Association, 5.00%, 08/01/35	455	440
Federal National Mortgage Association, 5.00%, 08/01/35	385	372
Federal National Mortgage Association, 4.50%, 09/01/35	462	434
Federal National Mortgage Association, 4.50%, 09/01/35	938	882
Federal National Mortgage Association, 5.00%, 09/01/35	352	341
Federal National Mortgage Association, 5.00%, 09/01/35	135	131
Federal National Mortgage Association, 5.00%, 10/01/35	365	353
Federal National Mortgage Association, 5.00%, 10/01/35	514	497
Federal National Mortgage Association, 5.50%, 10/01/35	826	818
Federal National Mortgage Association, 5.50%, 10/01/35	435	430
Federal National Mortgage Association, 5.50%, 04/12/36, TBA (c)	4,028	3,985
Federal National Mortgage Association, 6.00%, 09/01/36	369	373
Federal National Mortgage Association, 6.50%, 09/01/36	258	264
Federal National Mortgage Association, 6.50%, 10/01/36	5,618	5,732
		27,952
Government National Mortgage Association - 0.9%
Government National Mortgage Association, 6.50%, 04/15/26	72	74
Government National Mortgage Association, 5.50%, 11/15/32	191	190
Government National Mortgage Association, 7.00%, 01/15/33	66	69
Government National Mortgage Association, 6.00%, 02/15/33	214	218
Government National Mortgage Association, 6.00%, 03/15/33	62	63
Government National Mortgage Association, 5.50%, 05/15/33	174	173
Government National Mortgage Association, 7.00%, 05/15/33	32	34
Government National Mortgage Association, 5.50%, 05/20/33	243	241
Government National Mortgage Association, 5.00%, 06/20/33	125	122
Government National Mortgage Association, 5.50%, 07/15/33	69	68
Government National Mortgage Association, 5.00%, 10/15/33	289	282
Government National Mortgage Association, 6.00%, 10/20/33	255	259
Government National Mortgage Association, 6.00%, 04/15/34	120	121
Government National Mortgage Association, 6.00%, 01/15/35	73	74
Government National Mortgage Association, 7.50%, 09/16/35 (g)	37	39
Government National Mortgage Association, 5.00%, 12/15/35	579	563
Government National Mortgage Association, 5.00%, 01/15/36	560	545
Government National Mortgage Association, 5.50%, 02/15/36	31	31
Government National Mortgage Association, 5.00%, 03/15/36	38	37
Government National Mortgage Association, 5.00%, 03/15/36	388	378
Government National Mortgage Association, 5.00%, 05/15/36	485	472
		4,053

Total Government and Agency Obligations (cost $99,997)		99,593

SHORT TERM INVESTMENTS - 13.9%
Mutual Funds - 4.6%
JNL Money Market Fund, 5.18% (a) (d)	20,662	20,662

Securities Lending Collateral - 9.3%
Mellon GSL Delaware Business Trust Collateral Fund, 5.39% (a)	42,159	42,159

Total Short Term Investments (cost $62,821)		62,821

Total Investments - 110.1% (cost $448,763)		497,826
Other Assets and Liabilities, Net - (10.1%)		(45,509)
Total Net Assets - 100%		$452,317

JNL/Select Global Growth Fund
COMMON STOCKS - 100.5%
CONSUMER DISCRETIONARY - 11.5%
Accor SA (l)	12	$1,159
Best Buy Co. Inc.	32	1,566
Carphone Warehouse Group Plc	273	1,484
Comcast Corp. - Class A (b)	93	2,409
KarstadtQuelle AG (b)	32	1,177
Las Vegas Sands Corp. (b) (l)	29	2,503
LG Electronics Inc.	18	1,214
Rakuten Inc. (l)	3	1,544
		13,056
CONSUMER STAPLES - 10.8%
Aeon Co. Ltd. (l)	45	905
Fomento Economico Mexicano SA de CV - ADR	5	563
Japan Tobacco Inc.	-	1,317
Nestle SA	5	1,792
Reckitt Benckiser Plc	40	2,076
Royal Numico NV (l)	39	2,019
Tesco Plc	411	3,590
		12,262
ENERGY - 5.8%
Cameco Corp. (l)	33	1,343
Noble Corp.	12	928
OAO Gazprom - ADR	29	1,203
Schlumberger Ltd.	36	2,515
Suncor Energy Inc.	8	571
		6,560
FINANCIALS - 14.8%
Amvescap Plc	151	1,665
Deutsche Boerse AG	9	2,038
E*Trade Financial Corp. (b)	66	1,407
Erste Bank der Oesterreichischen Sparkassen AG	20	1,558
Goldman Sachs Group Inc.	8	1,736
Julius Baer Holding AG	2	339
KBC Groep NV	8	1,054
Man Group Plc	207	2,259
ORIX Corp.	6	1,485
Sumitomo Mitsui Financial Group Inc.	-	1,380
Sumitomo Realty & Development Co. Ltd.	52	1,973
		16,894
HEALTH CARE - 12.2%
Celgene Corp. (b)	13	666
Eisai Co. Ltd. (l)	29	1,371
Elan Corp. Plc - ADR (b)	118	1,570
Fresenius Medical Care AG & Co. KGaA	8	1,149
Gilead Sciences Inc. (b)	18	1,408
Schering-Plough Corp.	106	2,694
St. Jude Medical Inc. (b)	56	2,087

Wyeth	36	1,801
Zimmer Holdings Inc. (b)	14	1,196
		13,942
INDUSTRIALS - 8.5%
ABB Ltd. (l)	84	1,445
Alstom RGPT (b)	10	1,248
Boeing Co.	24	2,116
Danaher Corp.	21	1,465
General Dynamics Corp.	16	1,245
Ryanair Holdings Plc - ADR (b) (l)	29	1,308
Siemens AG	8	860
		9,687
INFORMATION TECHNOLOGY - 25.3%
Activision Inc. (b)	68	1,288
Adobe Systems Inc. (b)	46	1,910
Akamai Technologies Inc. (b)	17	864
Apple Computer Inc. (b)	17	1,598
ASML Holding NV (b)	58	1,430
Broadcom Corp. - Class A (b)	18	590
Cisco Systems Inc. (b)	83	2,106
Corning Inc. (b)	98	2,238
eBay Inc. (b)	36	1,187
Electronic Arts Inc. (b)	29	1,450
EMC Corp. (b)	110	1,518
Google Inc. - Class A (b)	6	2,886
Hewlett-Packard Co. (l)	28	1,128
HON HAI Precision Industry Co. Ltd.	171	1,147
Network Appliance Inc. (b)	39	1,428
Nintendo Co. Ltd. (l)	8	2,325
Oracle Corp. (b)	93	1,686
Research In Motion Ltd. (b)	15	1,979
		28,758
MATERIALS - 4.4%
Companhia Vale do Rio Doce - ADR	40	1,476
Monsanto Co.	37	2,056
Xstrata Plc	29	1,475
		5,007
TELECOMMUNICATION SERVICES - 5.6%
America Movil SA de CV - Class L - ADR	24	1,161
American Tower Corp. (b)	74	2,863
ILIAD SA	7	702
Millicom International Cellular SA (b)	1	63
SoftBank Corp. (b) (l)	61	1,568
		6,357
UTILITIES - 1.6%
Veolia Environnement (l)	24	1,820

Total Common Stocks (cost $97,215)		114,343

SHORT TERM INVESTMENTS - 15.5%
Mutual Funds - 0.2%
JNL Money Market Fund, 5.18% (a) (d)	201	201

Securities Lending Collateral - 15.3%
Mellon GSL Delaware Business Trust Collateral Fund, 5.39% (a)	17,438	17,438

Total Short Term Investments (cost $17,639)		17,639

Total Investments - 116.0% (cost $114,854)		131,982
Other Assets and Liabilities, Net - (16.0%)		(18,202)
Total Net Assets - 100%		$113,780

JNL/Select Large Cap Growth Fund
COMMON STOCKS - 99.2%
CONSUMER DISCRETIONARY - 8.5%
Apollo Group Inc. - Class A (b) (l)	20	$860
Coach Inc. (b)	26	1,288
Focus Media Holding Ltd. - ADR	16	1,290
International Game Technology	18	741
Kohl's Corp. (b)	4	295
Nike Inc. - Class B (l)	17	1,821
Staples Inc.	81	2,097
Starwood Hotels & Resorts Worldwide Inc.	14	897
Viacom Inc. - Class B (b)	20	838
Walt Disney Co.	65	2,249
		12,376
CONSUMER STAPLES - 2.5%
Japan Tobacco Inc.	-	786
PepsiCo Inc.	21	1,315
Procter & Gamble Co.	23	1,476
		3,577
ENERGY - 3.5%
Cameco Corp.	84	3,419
Halliburton Co.	38	1,201
Sasol Ltd. - ADR	17	553
		5,173
FINANCIALS - 10.8%
Amvescap Plc - ADR	39	868
Chicago Mercantile Exchange Holdings Inc.	2	1,171
Commerce Bancorp Inc. (l)	54	1,804
Franklin Resources Inc.	22	2,697
Goldman Sachs Group Inc.	6	1,145
Nasdaq Stock Market Inc. (b) (l)	66	1,933

State Street Corp.	36	2,304
UBS AG	63	3,723
		15,645
HEALTH CARE - 13.5%
Abbott Laboratories	24	1,364
AstraZeneca Plc - ADR	14	735
Eisai Co. Ltd. (l)	19	931
Elan Corp. Plc - ADR (b) (l)	59	783
Gilead Sciences Inc. (b)	12	922
Medtronic Inc.	83	4,058
Sanofi-Aventis - ADR	44	1,894
Schering-Plough Corp.	190	4,850
Shionogi & Co. Ltd. (l)	43	769
St. Jude Medical Inc. (b)	39	1,477
UnitedHealth Group Inc.	23	1,229
Vertex Pharmaceuticals Inc. (b) (l)	22	626
		19,638
INDUSTRIALS - 20.2%
ABB Ltd. - ADR	43	747
Boeing Co.	42	3,745
Danaher Corp. (l)	48	3,403
Deere & Co.	11	1,248
Equifax Inc.	44	1,612
Fluor Corp.	29	2,601
General Dynamics Corp.	53	4,039
General Electric Corp.	83	2,946
Illinois Tool Works Inc.	23	1,200
Manpower Inc.	13	977
Monster Worldwide Inc. (b)	33	1,551
Parker Hannifin Corp.	14	1,235
Roper Industries Inc.	3	174
United Parcel Service Inc. - Class B	36	2,550
Waste Management Inc.	38	1,304
		29,332
INFORMATION TECHNOLOGY - 31.4%
Accenture Ltd.	71	2,754
Activision Inc. (b) (l)	80	1,524
Adobe Systems Inc. (b)	54	2,254
Akamai Technologies Inc. (b)	18	887
Alliance Data Systems Corp. (b)	19	1,190
Altera Corp. (b) (l)	86	1,713
Apple Computer Inc. (b)	18	1,694
Autodesk Inc. (b)	59	2,224
Automatic Data Processing Inc.	41	1,993
Cisco Systems Inc. (b)	195	4,973
Electronic Arts Inc. (b) (l)	26	1,310
EMC Corp. (b)	128	1,773

Google Inc. - Class A (b)	9	4,252
Hewlett-Packard Co. (l)	44	1,774
International Business Machines Corp.	14	1,357
Linear Technology Corp. (l)	63	1,984
Network Appliance Inc. (b)	105	3,832
Oracle Corp. (b)	274	4,962
Research In Motion Ltd. (b)	6	790
Symantec Corp. (b) (l)	50	867
Western Union Co.	72	1,574
		45,681
MATERIALS - 5.0%
Agrium Inc.	45	1,721
Companhia Vale do Rio Doce - ADR	27	1,015
Freeport-McMoRan Copper & Gold Inc. (l)	18	1,160
Monsanto Co.	22	1,187
Potash Corp.	14	2,194
		7,277
TELECOMMUNICATION SERVICES - 3.8%
America Movil SA de CV - Class L - ADR	18	866
American Tower Corp. (b)	41	1,603
AT&T Inc.	39	1,554
NII Holdings Inc. - Class B (b)	20	1,490
		5,513

Total Common Stocks (cost $134,011)		144,212

SHORT TERM INVESTMENTS - 1.0%
Mutual Funds - 1.0%
JNL Money Market Fund, 5.18% (a) (d)	1,492	1,492

Total Short Term Investments (cost $1,492)		1,492

Total Investments - 100.2% (cost $135,503)		145,704
Other Assets and Liabilities, Net - (0.2%)		(296)
Total Net Assets - 100%		$145,408

JNL/Select Money Market Fund
CORPORATE BONDS AND NOTES - 8.2%
FINANCIALS - 8.2%
AmSouth Bank NA, 5.41%, 06/27/07 (g)	$3,000	$3,001
Bank of America Corp., 5.32%, 02/22/08 (g)	4,000	4,000
Caylon, 5.37%, 02/19/08 (g)	4,000	4,000
Goldman Sachs Group Inc., 5.46%, 05/11/07 (g)	2,750	2,750
Lehman Brothers Holdings Inc., 5.38%, 07/19/07 (g)	4,500	4,501
MetLife Inc., 5.42%, 05/01/07 (g)	3,200	3,200
Morgan Stanley, 5.48%, 07/27/07 (g)	3,000	3,001

Wachovia Corp., 5.44%, 07/20/07 (g)	4,000	4,002

Total Corporate Bonds and Notes (cost $28,455)		28,455

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 3.1%
Holmes Financing Plc, 5.29%, 07/15/07 (e) (g)	925	925
Holmes Master Issuer Plc, 5.30%, 03/15/08 (g)	2,053	2,053
Interstar Millennium Trust, 5.30%, 07/27/07 (e) (g)	1,560	1,560
Mound Financing Plc, 5.29%, 05/08/07 (e) (g)	1,030	1,030
Permanent Master Issuer Plc, 5.30%, 10/17/07 (g)	3,440	3,440
Permanent Master Issuer Plc, 5.31%, 01/15/08 (g)	1,830	1,830

Total Non-U.S. Government Agency Asset-Backed Securities (cost $10,838)		10,838

SHORT TERM INVESTMENTS - 88.1%
Certificates of Deposit - 18.6%
Abbey National Treasury Services Plc, 5.30% 05/09/07	5,000	5,000
American Express Bank, 5.27%, 04/23/07	7,000	7,000
Bank of America Corp., 5.21%, 04/19/07	2,000	2,000
Bank of Ireland, 5.34%, 05/10/07	5,000	5,000
Barclays Bank Plc, 5.51%, 06/18/07	3,500	3,500
BNP Paribas, 5.32%, 04/10/07	5,000	5,000
BNP Paribas, 5.33%, 04/30/07	1,350	1,350
Branch Banking & Trust Co., 5.32%, 05/21/07	4,000	4,000
Citibank, 5.31%, 04/27/07	4,000	4,000
Deutsche Bank NY, 5.35%, 08/06/07	4,000	4,000
Fortis Bank NY, 5.69%, 07/23/07	2,750	2,750
HBOS Treasury Services Plc, 5.28%, 09/28/07	5,500	5,500
Marshall & Ilsley Bank, 5.28%, 06/08/07	4,000	4,000
Societe Generale NY, 5.67%, 07/23/07	2,750	2,750
Toronto-Dominion Bank NY, 5.30%, 06/13/07	5,000	5,000
Washington Mutual Inc., 5.37%, 04/25/07	4,000	4,000
		64,850
Commercial Paper - 38.4%
Apreco LLC, 5.25% 05/18/07	7,000	6,952
CAFCO LLC, 5.25%, 04/17/07	7,000	6,984
Cargill Global Funding, 5.26%, 04/05/07	7,000	6,996
Clipper Receivables Co. 5.25% 04/26/07	6,000	5,978
DnB NOR, 5.18%, 07/10/07	4,000	3,942
Fairway Finance Inc., 5.26% 04/13/07	5,000	4,991
Falcon Asset Securitization Corp., 5.27%, 04/16/07	6,900	6,885
Fortis Banque Receiving LLC, 5.23%, 05/09/07	4,000	3,978
Galaxy Funding Inc., 5.22%, 06/06/07	6,400	6,339
General Electric Capital Corp., 5.22% 05/30/07	7,000	6,940
Greyhawk Funding LLC, 5.26%, 04/20/07	6,000	5,983
Kitty Hawk Funding Corp., 5.25%, 05/25/07	6,300	6,250
Merrill Lynch & Co., 5.21%, 04/26/07	5,000	4,982

MetLife Inc., 5.23%, 04/12/07	4,500	4,493
Northern Rock Receiving LLC, 5.24%, 05/08/07	5,000	4,973
Old Line Funding LLC, 5.26%, 04/05/07	4,540	4,537
Park Avenue Receivables LLC, 5.26%, 05/11/07	7,000	6,959
Procter & Gamble Co., 5.24%, 04/19/07	7,000	6,982
Prudential Funding LLC, 5.22%, 04/23/07	6,000	5,981
Ranger Funding Co. LLC, 5.27%, 04/09/07	6,000	5,993
Southern Co., 5.26%, 04/25/07	6,000	5,979
Windmill Funding Corp., 5.25%, 04/09/07	5,000	4,994
Yorktown Capital LLC, 5.25%, 04/27/07	6,000	5,978
		134,069
Mutual Funds - 0.0%
Dreyfus Cash Management Plus Fund, 5.17% (a)	53	53

Repurchase Agreement - 31.1%
Repurchase Agreement with Bank of New York, 5.37%
(Collateralized by $243,415 Federal National Mortgage Association,
4.00%-8.00%, due 10/01/09-03/01/37, market value $44,305,
$90,492 Federal Home Loan Mortgage Corp., 4.00%-7.50%,
due 05/01/17-08/01/36, market value $13,762) acquired on 03/30/07,
due 04/02/07 at $57,226	57,200	57,200

Repurchase Agreement with UBS Securities LLC, 5.39%
(Collateralized by $43,250 Federal Home Loan Mortgage Corp.,
4.50%-8.00%, due 05/01/19-08/01/32, market value $13,923,
$45,983 Federal National Mortgage Association, 5.50%-6.50%, due 07/01/33-10/01/36,
market value $38,165) acquired on 03/30/07, due 04/02/07 at $51,323	51,300	51,300
		108,500

Total Short Term Investments (cost $307,472)		307,472

Total Investments - 99.4% (cost $346,765)		346,765
Other Assets and Liabilities, Net - 0.6%		2,042
Total Net Assets - 100%		$348,807

JNL/Select Value Fund
COMMON STOCKS - 97.5%
CONSUMER DISCRETIONARY - 4.9%
Comcast Corp. - Class A (b) (l)	163	$4,239
Federated Department Stores Inc. (l)	115	5,176
Gap Inc.	225	3,865
McDonald's Corp.	107	4,829
Time Warner Inc.	247	4,868
		22,977
CONSUMER STAPLES - 14.2%
Altria Group Inc.	103	9,001
Colgate-Palmolive Co.	79	5,243

CVS Corp.	312	10,659
Kellogg Co.	137	7,061
Kimberly-Clark Corp.	61	4,198
Kroger Co.	168	4,740
PepsiCo Inc.	129	8,180
Safeway Inc.	172	6,295
SUPERVALU Inc.	130	5,075
Tyson Foods Inc.	354	6,869
		67,321
ENERGY - 12.8%
Cameco Corp.	134	5,474
Chevron Corp.	68	5,044
ConocoPhillips	47	3,192
Exxon Mobil Corp.	259	19,564
GlobalSantaFe Corp.	65	3,991
National Oilwell Varco Inc. (b)	64	4,940
Newfield Exploration Co. (b)	114	4,763
Occidental Petroleum Corp.	184	9,088
XTO Energy Inc.	88	4,823
		60,879
FINANCIALS - 27.1%
ACE Ltd.	114	6,482
Allstate Corp.	73	4,366
American International Group Inc.	101	6,809
Bank of America Corp.	379	19,311
Bank of New York Co. Inc. (l)	130	5,263
Chubb Corp.	127	6,536
Citigroup Inc.	334	17,168
Goldman Sachs Group Inc.	38	7,935
Host Marriott Corp.	420	11,046
JPMorgan Chase & Co.	142	6,851
PNC Financial Services Group Inc.	65	4,649
State Street Corp.	36	2,331
SunTrust Banks Inc.	45	3,745
U.S. Bancorp	200	6,984
UBS AG	91	5,390
Wachovia Corp.	170	9,364
Wells Fargo & Co.	132	4,532
		128,762
HEALTH CARE - 8.3%
Abbott Laboratories	90	5,039
Aetna Inc.	142	6,218
Baxter International Inc.	146	7,663
Beckman Coulter Inc.	31	1,968
Boston Scientific Corp. (b)	231	3,360
Bristol-Myers Squibb Co.	77	2,146
WellPoint Inc. (b)	56	4,533

Wyeth	172	8,611
		39,538
INDUSTRIALS - 11.0%
American Standard Cos. Inc.	142	7,508
Deere & Co.	61	6,594
General Dynamics Corp.	147	11,254
General Electric Corp.	312	11,025
Goodrich Corp.	94	4,855
Pitney Bowes Inc.	90	4,071
Southwest Airlines Co.	44	643
Teledyne Technologies Inc. (b)	63	2,347
Textron Inc.	45	4,042
		52,339
INFORMATION TECHNOLOGY - 5.3%
Cisco Systems Inc. (b)	196	4,991
Corning Inc. (b)	237	5,398
EMC Corp. (b)	329	4,555
Hewlett-Packard Co. (l)	124	4,977
Sun Microsystems Inc. (b)	874	5,253
		25,174
MATERIALS - 4.2%
Agrium Inc.	109	4,170
Alcoa Inc.	90	3,037
Dow Chemical Co.	114	5,210
EI Du Pont de Nemours & Co.	146	7,217
		19,634
TELECOMMUNICATION SERVICES - 5.9%
AT&T Inc.	476	18,770
Verizon Communications Inc.	244	9,249
		28,019
UTILITIES - 3.8%
Entergy Corp.	24	2,529
Exelon Corp.	100	6,898
FPL Group Inc. (l)	78	4,783
SCANA Corp.	85	3,661
		17,871

Total Common Stocks (cost $399,519)		462,514

SHORT TERM INVESTMENTS - 7.7%
Mutual Funds - 3.1%
JNL Money Market Fund, 5.18% (a) (d)	14,561	14,561

Securities Lending Collateral - 4.6%
Mellon GSL Delaware Business Trust Collateral Fund, 5.39% (a)	22,001	22,001

Total Short Term Investments (cost $36,562)		36,562

Total Investments - 105.2% (cost $436,081)		499,076
Other Assets and Liabilities, Net - (5.2%)		(24,577)
Total Net Assets - 100%		$474,499

JNL/T. Rowe Price Established Growth Fund
COMMON STOCKS - 98.2%
CONSUMER DISCRETIONARY - 12.7%
Amazon.Com Inc. (b) (l)	203	$8,085
Bed Bath & Beyond Inc. (b)	73	2,932
Carnival Corp.	36	1,696
Clear Channel Communications Inc.	108	3,781
Coach Inc. (b)	40	2,022
EchoStar Communications Corp. (b)	20	873
Grupo Televisa SA - ADR	147	4,381
Harman International Industries Inc.	52	4,967
Home Depot Inc.	61	2,247
International Game Technology	100	4,046
Kohl's Corp. (b)	133	10,212
Lennar Corp. (l)	110	4,630
Liberty Media Holding Corp. - Capital (b)	57	6,291
Liberty Media Holding Corp. - Interactive (b)	163	3,884
Lowe's Cos. Inc.	122	3,832
Marriott International Inc. - Class A	87	4,255
MGM Mirage (b)	29	2,016
Nike Inc. - Class B	18	1,923
PetSmart Inc. (l)	161	5,293
Target Corp.	181	10,697
Viacom Inc. - Class B (b)	139	5,703
Wynn Resorts Ltd. (l)	29	2,723
		96,489
CONSUMER STAPLES - 7.1%
CVS Corp.	453	15,453
InBev NV (l)	51	3,677
PepsiCo Inc.	103	6,566
Procter & Gamble Co.	109	6,870
Reckitt Benckiser Plc	68	3,556
SYSCO Corp.	60	2,016
Walgreen Co.	81	3,708
Wal-Mart de Mexico SA de CV - ADR (l)	61	2,589
Wal-Mart Stores Inc.	152	7,132
Whole Foods Market Inc. (l)	50	2,229
		53,796
ENERGY - 6.0%
Baker Hughes Inc.	114	7,526
EOG Resources Inc.	63	4,466
Exxon Mobil Corp.	97	7,350

Murphy Oil Corp. (l)	58	3,119
Schlumberger Ltd.	205	14,186
Total SA (l)	129	9,066
		45,713
FINANCIALS - 18.7%
American Express Co.	179	10,067
American International Group Inc.	192	12,920
Anglo Irish Bank Corp. Plc	296	6,332
Charles Schwab Corp.	315	5,763
Chicago Mercantile Exchange Holdings Inc.	6	3,301
Citigroup Inc.	169	8,689
Countrywide Financial Corp.	165	5,547
E*Trade Financial Corp. (b)	349	7,414
Erste Bank der Oesterreichischen Sparkassen AG	90	7,027
Franklin Resources Inc.	66	7,951
Goldman Sachs Group Inc.	25	5,248
Housing Development Finance Corp.	40	1,388
Legg Mason Inc.	57	5,342
Morgan Stanley	80	6,324
Northern Trust Corp.	88	5,262
Prudential Financial Inc.	87	7,817
SLM Corp.	107	4,360
State Street Corp.	142	9,221
UBS AG	258	15,336
UniCredito Italiano SpA (l)	674	6,414
		141,723
HEALTH CARE - 16.0%
Aetna Inc.	121	5,312
Amgen Inc. (b)	174	9,745
Celgene Corp. (b) (l)	65	3,384
Eli Lilly & Co.	55	2,949
Genentech Inc. (b)	104	8,540
Gilead Sciences Inc. (b)	106	8,124
Humana Inc. (b)	47	2,721
Medco Health Solutions Inc. (b)	133	9,668
Medtronic Inc.	190	9,321
Novartis AG (l)	166	9,507
Roche Holding AG (l)	41	7,234
Sepracor Inc. (b) (l)	61	2,858
St. Jude Medical Inc. (b)	43	1,606
Stryker Corp.	81	5,365
UnitedHealth Group Inc.	269	14,270
WellPoint Inc. (b)	165	13,398
Wyeth	92	4,578
Zimmer Holdings Inc. (b) (l)	31	2,606
		121,186
INDUSTRIALS - 9.6%

Danaher Corp. (l)	164	11,689
Deere & Co.	24	2,553
Expeditors International Washington Inc.	114	4,706
Fastenal Co. (l)	61	2,135
General Dynamics Corp.	42	3,209
General Electric Corp.	852	30,123
Joy Global Inc. (l)	66	2,844
Southwest Airlines Co.	559	8,211
Tyco International Ltd.	224	7,062
		72,532
INFORMATION TECHNOLOGY - 21.9%
Accenture Ltd.	349	13,447
Adobe Systems Inc. (b)	106	4,437
Amdocs Ltd. (b) (l)	199	7,267
Analog Devices Inc.	157	5,415
Apple Computer Inc. (b)	52	4,794
Applied Materials Inc.	162	2,961
ASML Holding NV - ADR (b)	195	4,831
Autodesk Inc. (b)	130	4,880
Automatic Data Processing Inc.	178	8,591
Cisco Systems Inc. (b)	367	9,380
Corning Inc. (b)	214	4,873
Dell Inc. (b)	82	1,913
eBay Inc. (b)	208	6,899
Electronic Arts Inc. (b)	39	1,959
EMC Corp. (b)	288	3,986
Google Inc. - Class A (b)	31	14,386
HON HAI Precision Industry Co. Ltd.	492	3,301
Infosys Technologies Ltd.	111	5,160
Intel Corp.	120	2,299
Intuit Inc. (b)	88	2,405
Juniper Networks Inc. (b) (l)	267	5,262
Marvell Tech Group Ltd. (b) (l)	419	7,042
Maxim Integrated Products Inc.	186	5,474
Microsoft Corp.	507	14,132
QUALCOMM Inc.	116	4,940
Samsung Electronics Co. Ltd.	2	1,238
Telefonaktiebolaget LM Ericsson - Class B (l)	1,568	5,770
Xilinx Inc. (l)	212	5,441
Yahoo! Inc. (b) (l)	127	3,957
		166,440
MATERIALS - 1.3%
BHP Billiton Ltd.	238	5,748
Monsanto Co.	80	4,408
		10,156
TELECOMMUNICATION SERVICES - 4.9%
America Movil SA de CV - Class L - ADR	201	9,606

American Tower Corp. (b)	125	4,853
Bharti Airtel Ltd. (b)	303	5,317
Crown Castle International Corp. (b)	226	7,271
Rogers Communications Inc.	313	10,260
		37,307

Total Common Stocks (cost $625,543)		745,342

SHORT TERM INVESTMENTS - 14.3%
Mutual Funds - 1.7%
JNL Money Market Fund, 5.18% (a) (d)	3,011	3,011
T. Rowe Price Reserves Investment Fund, 5.37% (a) (d)	10,024	10,024
		13,035
Securities Lending Collateral - 12.6%
Mellon GSL Delaware Business Trust Collateral Fund, 5.39% (a)	95,683	95,683

Total Short Term Investments (cost $108,718)		108,718

Total Investments - 112.5% (cost $734,261)		854,060
Other Assets and Liabilities, Net - (12.5%)		(95,010)
Total Net Assets - 100%		$759,050

JNL/T. Rowe Price Mid-Cap Growth Fund
COMMON STOCKS - 96.4%
CONSUMER DISCRETIONARY - 16.7%
Advance Auto Parts	102	$3,913
Amazon.Com Inc. (b) (l)	176	7,003
Apollo Group Inc. - Class A (b)	2	93
Bed Bath & Beyond Inc. (b)	114	4,567
Best Buy Co. Inc.	64	3,118
Boyd Gaming Corp. (l)	1	57
Brunswick Corp. (l)	2	76
Cablevision Systems Corp. - Class A	4	107
Carmax Inc. (b) (l)	148	3,632
Catalina Marketing Corp. (l)	123	3,884
Centex Corp.	2	67
Cheesecake Factory Inc. (b) (l)	96	2,562
Chipotle Mexican Grill Inc. (b)	37	2,124
Choice Hotels International Inc.	3	106
Citadel Broadcasting Corp. (l)	6	56
Clear Channel Outdoor Holdings Inc. (b) (l)	122	3,202
Coach Inc. (b)	6	275
DeVry Inc.	3	97
Dick's Sporting Goods Inc. (b)	1	70
Discovery Holding Co. (b)	208	3,979
DreamWorks Animation SKG Inc. (b) (l)	78	2,385

EchoStar Communications Corp. (b)	38	1,650
EW Scripps Co.	1	54
Family Dollar Stores Inc.	3	86
Focus Media Holding Ltd. - ADR	1	94
Fred's Inc. (l)	5	68
Garmin Ltd. (l)	25	1,348
Gaylord Entertainment Co. (b)	31	1,639
Gentex Corp.	4	65
Getty Images Inc. (b)	1	68
H&R Block Inc.	2	48
Harley-Davidson Inc.	5	276
Harman International Industries Inc.	63	6,015
Harte-Hanks Inc.	2	63
Hilton Hotels Corp.	7	237
International Game Technology	152	6,134
ITT Educational Services Inc. (b)	1	98
KB Home (l)	2	73
Lamar Advertising Co. (l)	137	8,627
Laureate Education Inc. (b)	53	3,125
Lennar Corp.	2	72
Marriott International Inc. - Class A	4	171
McGraw-Hill Cos. Inc.	1	69
Melco PBL Entertainment Macau Ltd. (b)	5	76
Men's Wearhouse Inc.	2	85
Meredith Corp.	1	57
Meritage Corp. (b) (l)	2	67
Omnicom Group Inc.	2	195
O'Reilly Automotive Inc. (b) (l)	128	4,224
Panera Bread Co. - Class A (b) (l)	18	1,069
PetSmart Inc.	196	6,454
PF Chang's China Bistro Inc. (b) (l)	44	1,843
Pinnacle Entertainment Inc. (b)	65	1,875
Pulte Homes Inc. (l)	2	53
Ross Stores Inc.	4	131
Royal Caribbean Cruises Ltd. (l)	1	59
Salem Communications Corp. - Class A	5	63
Shuffle Master Inc. (b) (l)	5	85
Staples Inc.	5	132
Starwood Hotels & Resorts Worldwide Inc.	3	201
Thor Industries Inc. (l)	1	51
Tiffany & Co.	5	223
Tim Hortons Inc. (l)	92	2,808
TJX Cos. Inc.	8	208
Toll Brothers Inc. (b)	2	57
Tractor Supply Co. (b) (l)	1	57
Universal Technical Institute Inc. (b) (l)	3	60
Urban Outfitters Inc. (b) (l)	2	58

Williams-Sonoma Inc. (l)	74	2,638
Winnebago Industries Inc. (l)	2	57
WMS Industries Inc. (b) (l)	1	55
WPP Group Plc - ADR	2	182
Wynn Resorts Ltd. (l)	32	2,988
XM Satellite Radio Holdings Inc. - Class A (b) (l)	293	3,786
Yum! Brands Inc.	5	283
		101,633
CONSUMER STAPLES - 1.1%
Avon Products Inc.	7	257
Clorox Co.	2	102
Cott Corp. (b)	136	1,820
Hershey Co. (l)	3	164
McCormick & Co. Inc.	3	108
Shoppers Drug Mart Corp.	64	2,836
Whole Foods Market Inc. (l)	27	1,211
WM Wrigley Jr. Co.	4	194
		6,692
ENERGY - 9.9%
Bill Barrett Corp. (b) (l)	2	65
BJ Services Co.	230	6,414
Cameron International Corp. (b)	73	4,577
CNX Gas Corp. (b) (l)	99	2,805
Compton Petroleum Corp. (b) (l)	6	61
Consol Energy Inc.	168	6,586
Core Laboratories NV (b)	1	109
Diamond Offshore Drilling Inc.	1	49
EOG Resources Inc.	110	7,847
FMC Technologies Inc. (b) (l)	80	5,581
Foundation Coal Holdings Inc.	56	1,913
Grant Prideco Inc. (b)	6	279
Mariner Energy Inc. (b)	3	61
Murphy Oil Corp. (l)	78	4,144
Nabors Industries Ltd. (b)	2	62
Smith International Inc. (l)	171	8,217
Tetra Technologies Inc. (b)	110	2,713
Ultra Petroleum Corp. (b)	1	74
Weatherford International Ltd. (b)	3	113
Williams Cos. Inc.	6	171
XTO Energy Inc.	147	8,073
		59,914
FINANCIALS - 5.4%
Affiliated Managers Group Inc. (b) (l)	1	87
AMBAC Financial Group Inc.	1	86
Aon Corp.	2	65
Arch Capital Group Ltd. (b)	2	102
Assurant Inc.	74	3,969

Axis Capital Holdings Ltd.	119	4,019
BlackRock Inc. (l)	1	125
Brown & Brown Inc. (l)	2	54
CBOT Holdings Inc. - Class A (b)	1	145
Charles Schwab Corp.	5	90
Chicago Mercantile Exchange Holdings Inc.	1	266
City National Corp. (l)	1	59
E*Trade Financial Corp. (b)	188	3,996
East West Bancorp Inc. (l)	2	55
Eaton Vance Corp. (l)	141	5,036
Federated Investors Inc. - Class B	3	95
First Horizon National Corp. (l)	2	79
IntercontinentalExchange Inc. (b) (l)	26	3,190
International Securities Exchange Inc. - Class A (l)	2	112
Janus Capital Group Inc.	4	92
Lazard Ltd. - Class A	3	166
Legg Mason Inc.	19	1,823
Markel Corp. (b) (l)	-	82
Marsh & McLennan Cos. Inc.	2	56
MBIA Inc. (l)	1	46
Moody's Corp.	1	56
Northern Trust Corp.	5	277
Nuveen Investments Inc. - Class A	86	4,058
NYMEX Holdings Inc. (b) (l)	1	170
OneBeacon Insurance Group Ltd.	2	53
optionsXpress Holdings Inc. (l)	2	56
Principal Financial Group	43	2,574
RenaissanceRe Holdings Ltd.	1	55
SEI Investments Co. (l)	2	108
State Street Corp.	1	78
SVB Financial Group (b)	21	1,035
Synovus Financial Corp. (l)	2	55
TD Ameritrade Holding Corp. (b)	5	67
UCBH Holdings Inc. (l)	3	61
Willis Group Holdings Ltd. (l)	1	55
		32,653
HEALTH CARE - 16.8%
Alkermes Inc. (b) (l)	139	2,145
Allergan Inc.	3	289
American Medical Systems Holdings Inc. (b) (l)	3	72
Amylin Pharmaceuticals Inc. (b) (l)	55	2,051
Arthrocare Corp. (b) (l)	2	61
Barr Laboratories Inc. (b)	103	4,774
Becton Dickinson & Co.	1	62
Cephalon Inc. (b) (l)	112	8,004
Charles River Laboratories International Inc. (b) (l)	1	56
Cigna Corp.	1	128

Celgene Corp. (b) (l)	6	325
Community Health Systems Inc. (b)	103	3,631
Coventry Health Care Inc. (b)	40	2,225
CR Bard Inc. (l)	38	2,982
Dade Behring Holdings Inc.	2	70
DaVita Inc. (b)	36	1,941
deCODE genetics Inc. (b) (l)	14	53
DENTSPLY International Inc.	2	69
Edwards Lifesciences Corp. (b) (l)	111	5,638
Elan Corp. Plc - ADR (b)	281	3,734
Express Scripts Inc. (b)	31	2,486
Gen-Probe Inc. (b)	57	2,660
Genzyme Corp. (b)	1	60
Gilead Sciences Inc. (b)	29	2,219
Health Management Associates Inc. (l)	152	1,653
Health Net Inc. (b)	72	3,896
Healthways Inc. (b) (l)	2	79
Henry Schein Inc. (b)	2	105
Hologic Inc. (b) (l)	2	127
Human Genome Sciences Inc. (b) (l)	119	1,264
Humana Inc. (b)	24	1,404
Illumina Inc. (b) (l)	57	1,664
Integra LifeSciences Holdings Corp. (b)	1	50
Intuitive Surgical Inc. (b)	1	73
Invitrogen Corp. (b) (l)	2	127
Kyphon Inc. (b) (l)	2	95
Laboratory Corp. of America Holdings (b)	2	145
LifePoint Hospitals Inc. (b)	2	88
Lincare Holdings Inc. (b)	3	125
Manor Care Inc. (l)	143	7,784
Martek Biosciences Corp. (b)	3	56
Medarex Inc. (b) (l)	69	886
Medco Health Solutions Inc. (b)	3	239
Medics Pharmaceutical Corp. (l)	56	1,726
MedImmune Inc. (b) (l)	224	8,148
Millennium Pharmaceuticals Inc. (b) (l)	5	57
Millipore Corp. (b) (l)	1	58
Mylan Laboratories Inc.	91	1,924
Nektar Therapeutics (b) (l)	6	82
Neurocrine Biosciences Inc. (b) (l)	5	58
Omnicare Inc. (l)	121	4,792
OSI Pharmaceuticals Inc. (b) (l)	48	1,581
Patterson Cos. Inc. (b)	2	60
PDL BioPharma Inc. (b) (l)	81	1,756
Qiagen NV (b) (l)	56	953
Quest Diagnostics Inc. (l)	2	90
Resmed Inc. (b) (l)	39	1,959

Respironics Inc. (b)	2	67
Sepracor Inc. (b) (l)	74	3,446
St. Jude Medical Inc. (b)	25	955
Techne Corp. (b)	2	103
Theravance Inc. (b)	55	1,634
Thermo Electron Corp. (b)	38	1,781
Valeant Pharmaceutical International (l)	161	2,784
Varian Medical Systems Inc. (b)	2	114
Ventana Medical Systems Inc. (b) (l)	1	59
Vertex Pharmaceuticals Inc. (b) (l)	66	1,837
Waters Corp. (b)	3	145
Zimmer Holdings Inc. (b) (l)	1	93
		101,857
INDUSTRIALS - 16.0%
Alliant Techsystems Inc. (b) (l)	56	4,932
American Reprographics Co. (b) (l)	4	132
American Standard Cos. Inc.	88	4,666
Ametek Inc.	211	7,300
Avery Dennison Corp. (l)	1	77
CH Robinson Worldwide Inc.	4	172
ChoicePoint Inc. (b)	101	3,795
Cintas Corp.	3	108
Corporate Executive Board Co. (l)	2	144
Danaher Corp. (l)	37	2,644
Dun & Bradstreet Corp.	1	119
Empresa Brasileira de Aeronautica SA - ADR	3	115
Equifax Inc.	3	106
Expeditors International Washington Inc. (l)	4	178
Fastenal Co. (l)	91	3,172
First Solar Inc. (b) (l)	45	2,320
Fluor Corp.	2	179
Foster Wheeler Ltd. (b)	1	58
Genlyte Group Inc. (b)	2	113
Graco Inc.	3	114
HNI Corp. (l)	1	64
IDEX Corp. (l)	1	61
IHS Inc. (b) (l)	46	1,891
II-VI Inc. (b)	2	61
ITT Industries Inc.	71	4,283
Joy Global Inc.	2	86
Landstar System Inc.	4	174
LECG Corp. (b)	4	55
Manpower Inc.	103	7,561
Monster Worldwide Inc. (b)	137	6,466
MSC Industrial Direct Co. - Class A	17	794
Oshkosh Truck Corp.	102	5,406
Pall Corp.	1	53

Precision Castparts Corp.	3	312
Quanta Services Inc. (b)	41	1,024
Republic Services Inc. - Class A	5	129
Resources Connection Inc. (b) (l)	31	992
Ritchie Bros. Auctioneers Inc.	4	211
Robert Half International Inc.	72	2,650
Rockwell Collins Inc.	141	9,404
Roper Industries Inc.	193	10,597
SAIC Inc. (b)	64	1,108
SkyWest Inc. (l)	5	131
Southwest Airlines Co.	364	5,352
Stericycle Inc. (b) (l)	2	171
United Rentals Inc. (b) (l)	126	3,465
UTI Worldwide Inc.	152	3,741
WW Grainger Inc.	2	125
		96,811
INFORMATION TECHNOLOGY - 24.1%
Activision Inc. (b) (l)	9	162
Adobe Systems Inc. (b)	53	2,202
ADTRAN Inc. (l)	71	1,729
Altera Corp. (b)	186	3,726
Amdocs Ltd. (b)	155	5,654
Analog Devices Inc.	6	214
aQuantive Inc. (b) (l)	138	3,852
Autodesk Inc. (b)	79	2,978
Avid Technology Inc. (b) (l)	83	2,895
Baidu.com (b)	1	87
Broadcom Corp. - Class A (b)	5	157
CACI International Inc. - Class A (b)	58	2,718
Cadence Design Systems Inc. (b) (l)	3	63
CDW Corp.	1	55
Check Point Software Technologies Ltd. (b)	4	78
CheckFree Corp. (b) (l)	112	4,169
Ciena Corp. (b)	72	2,012
Citrix Systems Inc. (b)	3	93
CNET Networks Inc. (b) (l)	319	2,778
Cogent Inc. (b) (l)	123	1,660
Cognizant Technology Solutions Corp. (b)	3	230
Cognos Inc. (b)	1	55
Comverse Technology Inc. (b)	71	1,516
Cymer Inc. (b) (l)	2	71
Digital River Inc. (b)	2	94
Dolby Laboratories Inc. - Class A (b)	83	2,854
DST Systems Inc. (b) (l)	110	8,264
Electronic Arts Inc. (b) (l)	5	232
F5 Networks Inc. (b)	2	147
Factset Research Systems Inc.	2	126

Fair Isaac Corp.	2	58
Fairchild Semiconductor International Inc. (b) (l)	111	1,854
Fidelity National Information Services Inc.	1	55
Fiserv Inc. (b)	2	96
Flextronics International Ltd. (b)	218	2,385
FLIR Systems Inc. (b) (l)	134	4,783
Global Payments Inc.	108	3,692
Harris Corp.	109	5,554
Integrated Device Technology Inc. (b)	3	52
Intersil Corp.	183	4,850
Intuit Inc. (b) (l)	79	2,172
Iron Mountain Inc. (b) (l)	173	4,513
Jabil Circuit Inc.	139	2,965
Jack Henry & Associates Inc. (l)	119	2,852
Juniper Networks Inc. (b)	323	6,363
KLA-Tencor Corp. (l)	1	64
Lam Research Corp. (b)	1	66
Linear Technology Corp. (l)	9	269
Marvell Tech Group Ltd. (b) (l)	303	5,092
Maxim Integrated Products Inc.	8	229
McAfee Inc. (b)	87	2,533
MEMC Electronic Materials Inc. (b)	1	85
Microchip Technology Inc.	120	4,253
MoneyGram International Inc.	96	2,662
National Instruments Corp. (l)	2	58
National Semiconductor Corp.	8	181
NAVTEQ Corp. (b) (l)	117	4,019
ON Semiconductor Corp. (b) (l)	281	2,507
Paychex Inc.	7	261
Perot Systems Corp. (b)	5	95
PMC - Sierra Inc. (b) (l)	371	2,601
QLogic Corp. (b)	6	107
Red Hat Inc. (b) (l)	156	3,572
Salesforce.com Inc. (b) (l)	31	1,340
Satyam Computer Services Ltd. - ADR	8	184
Seagate Technology	91	2,120
Semtech Corp. (b) (l)	6	78
Silicon Laboratories Inc. (b) (l)	4	111
Sina Corp. (b)	3	91
Spansion Inc. (b) (l)	107	1,304
SunPower Corp. (b) (l)	45	2,048
Symantec Corp. (b)	4	76
Synopsys Inc. (b)	2	60
Teradyne Inc. (b) (l)	292	4,835
THQ Inc. (b)	3	97
VeriSign Inc. (b)	277	6,963
Websense Inc. (b)	3	57

Xilinx Inc. (l)	186	4,786
Zebra Technologies Corp. (b) (l)	1	55
		145,974
MATERIALS - 0.8%
Agnico-Eagle Mines Ltd.	37	1,311
Carpenter Technology Corp.	2	290
Ecolab Inc.	3	138
Newmont Mining Corp.	11	462
Sealed Air Corp.	2	63
Sigma-Aldrich Corp.	2	91
Symyx Technologies Inc. (b)	3	60
Teck Cominco Ltd. - Class B	36	2,506
Valspar Corp.	2	60
		4,981
TELECOMMUNICATION SERVICES - 5.5%
American Tower Corp. (b)	184	7,175
Clearwire Corp.-Class A (l)	9	184
Crown Castle International Corp. (b) (l)	236	7,567
Leap Wireless International Inc. (b)	76	4,995
NeuStar Inc. - Class A (b) (l)	3	88
NII Holdings Inc. - Class B (b) (l)	4	260
Rogers Communications Inc.	230	7,528
SBA Communications Corp. (b) (l)	67	1,965
Time Warner Telecom Inc. - Class A (b) (l)	167	3,476
		33,238
UTILITIES - 0.1%
AES Corp. (b)	11	226
Reliant Energy Inc. (b)	6	116
		342

Total Common Stocks (cost $440,702)		584,095

SHORT TERM INVESTMENTS - 35.4%
Mutual Funds - 3.7%
JNL Money Market Fund, 5.18% (a) (d)	3,840	3,840
T. Rowe Price Reserves Investment Fund, 5.37% (a) (d)	18,639	18,639
		22,479
Securities Lending Collateral - 31.7%
Mellon GSL Delaware Business Trust Collateral Fund, 5.39% (a)	192,472	192,472

Total Short Term Investments (cost $214,951)		214,951

Total Investments - 131.8% (cost $655,653)		799,046
Other Assets and Liabilities, Net - (31.8%)		(192,678)
Total Net Assets - 100%		$606,368

JNL/T. Rowe Price Value Fund
COMMON STOCKS - 96.7%
CONSUMER DISCRETIONARY - 18.3%
Cablevision Systems Corp. - Class A	228	$6,950
CBS Corp. - Class B	102	3,126
Comcast Corp. - Class A (b)	147	3,752
Discovery Holding Co. (b)	282	5,391
Dow Jones & Co. Inc. (l)	81	2,785
EchoStar Communications Corp. (b) (l)	119	5,151
Family Dollar Stores Inc.	112	3,329
Fortune Brands Inc.	33	2,617
General Motors Corp. (l)	113	3,456
H&R Block Inc. (l)	309	6,501
HanesBrands Inc. (b)	37	1,087
Harley-Davidson Inc. (l)	79	4,647
Hasbro Inc.	27	778
Home Depot Inc.	227	8,344
International Game Technology	138	5,556
Kohl's Corp. (b)	87	6,688
Liberty Media Holding Corp. - Capital (b)	69	7,605
Liberty Media Holding Corp. - Interactive (b)	196	4,672
New York Times Co. - Class A (l)	166	3,903
Newell Rubbermaid Inc.	146	4,533
RadioShack Corp. (l)	175	4,736
Sony Corp. - ADR	109	5,524
Time Warner Inc.	364	7,170
TJX Cos. Inc.	215	5,791
Viacom Inc. - Class B (b)	125	5,136
		119,228
CONSUMER STAPLES - 8.2%
Altria Group Inc.	33	2,907
Anheuser-Busch Cos. Inc.	150	7,579
Avon Products Inc.	175	6,521
Campbell Soup Co. (l)	46	1,799
Coca-Cola Co.	200	9,600
Coca-Cola Enterprises Inc.	154	3,125
General Mills Inc.	77	4,489
Heineken NV	83	4,321
Sara Lee Corp.	297	5,017
Wal-Mart Stores Inc.	175	8,206
		53,564
ENERGY - 10.1%
Baker Hughes Inc.	82	5,442
BJ Services Co.	103	2,882
ConocoPhillips	52	3,556
Consol Energy Inc.	88	3,451
Exxon Mobil Corp.	90	6,821
Murphy Oil Corp. (l)	141	7,519
Royal Dutch Shell Plc - ADR	104	6,908

Schlumberger Ltd.	115	7,940
Spectra Energy Corp.	83	2,184
Statoil ASA (l)	282	7,681
Total SA - ADR	157	10,977
		65,361
FINANCIALS - 20.1%
American Express Co.	59	3,339
American International Group Inc.	92	6,198
Ameriprise Financial Inc.	86	4,914
Bank of America Corp.	106	5,408
Berkshire Hathaway Inc. - Class A (b)	-	3,379
Charles Schwab Corp.	140	2,551
Citigroup Inc.	157	8,074
Countrywide Financial Corp.	120	4,044
Fannie Mae	48	2,625
Fifth Third Bancorp	182	7,030
First Horizon National Corp. (l)	186	7,729
Genworth Financial Inc. - Class A	170	5,936
Hartford Financial Services Group Inc.	79	7,570
JPMorgan Chase & Co.	139	6,703
Lincoln National Corp.	85	5,735
Marsh & McLennan Cos. Inc.	264	7,730
Mellon Financial Corp.	81	3,481
Merrill Lynch & Co. Inc.	31	2,556
Morgan Stanley	82	6,419
Nuveen Investments Inc. - Class A (l)	109	5,146
Royal Bank of Scotland Group Plc	153	5,974
SLM Corp.	21	838
State Street Corp.	85	5,478
Travelers Cos. Inc.	40	2,086
U.S. Bancorp	104	3,619
Willis Group Holdings Ltd. (l)	72	2,830
XL Capital Ltd. - Class A	46	3,212
		130,604
HEALTH CARE - 9.4%
Amgen Inc. (b)	103	5,728
Boston Scientific Corp. (b)	258	3,753
Cardinal Health Inc.	54	3,932
Cigna Corp.	34	4,808
Health Management Associates Inc. (l)	316	3,432
Johnson & Johnson	145	8,720
MedImmune Inc. (b) (l)	120	4,367
Medtronic Inc.	128	6,299
Merck & Co. Inc.	119	5,243
Pfizer Inc.	223	5,623
Schering-Plough Corp.	146	3,711
Wyeth	105	5,227

		60,843
INDUSTRIALS - 11.8%
3M Corp.	93	7,116
Caterpillar Inc.	26	1,729
Deere & Co.	18	1,988
Eaton Corp.	20	1,663
General Electric Corp.	509	17,991
Honeywell International Inc.	100	4,620
Illinois Tool Works Inc.	152	7,843
Raytheon Co.	94	4,947
Southwest Airlines Co.	459	6,753
Tyco International Ltd.	333	10,494
Union Pacific Corp.	65	6,580
Waste Management Inc.	148	5,093
		76,817
INFORMATION TECHNOLOGY - 9.2%
Analog Devices Inc.	171	5,901
Dell Inc. (b)	299	6,935
First Data Corp.	122	3,284
Intel Corp.	400	7,646
International Business Machines Corp.	78	7,381
Juniper Networks Inc. (b)	216	4,257
Microsoft Corp.	368	10,256
Nokia Oyj - Class A - ADR (b)	248	5,682
Oracle Corp. (b)	78	1,414
Texas Instruments Inc.	156	4,681
Western Union Co.	104	2,289
		59,726
MATERIALS - 5.0%
Alcoa Inc.	139	4,695
Bowater Inc. (l)	188	4,488
Chemtura Corp. (l)	105	1,148
EI Du Pont de Nemours & Co.	144	7,138
International Paper Co.	268	9,766
MeadWestvaco Corp.	108	3,328
Nucor Corp.	28	1,810
		32,373
TELECOMMUNICATION SERVICES - 1.8%
Alltel Corp.	22	1,389
Qwest Communications International Inc. (b) (l)	338	3,037
Sprint Nextel Corp.	373	7,068
		11,494
UTILITIES - 2.8%
Duke Energy Corp.	72	1,469
Entergy Corp.	67	7,009
NiSource Inc.	233	5,692
Pinnacle West Capital Corp. (l)	78	3,758

		17,928

Total Common Stocks (cost $522,469)		627,938

PREFERRED STOCKS - 0.5%
FINANCIALS - 0.5%
Morgan Stanley, 5.88% - Series JNC (j) (l)	52	2,148
XL Capital Ltd., 7.00% (j)	35	901

Total Preferred Stocks (cost $2,642)		3,049

CORPORATE BONDS AND NOTES - 0.6%
CONSUMER DISCRETIONARY - 0.2%
Ford Motor Co., 4.25%, 12/15/36 (j)	$1,082	1,193

FINANCIALS - 0.4%
Fortis Insurance Ltd., 7.75%, 01/26/08 (e) (j)	900	1,239
U.S. Bancorp, 3.68%, 08/21/35 (e) (g) (j) (l)	1,235	1,248
		2,487

Total Corporate Bonds and Notes (cost $3,202)		3,680

SHORT TERM INVESTMENTS - 11.6%
Mutual Funds - 2.5%
JNL Money Market Fund, 5.18% (a) (d)	2,994	2,994
T. Rowe Price Reserves Investment Fund, 5.37% (a) (d)	13,294	13,294
		16,288
Securities Lending Collateral - 9.1%
Mellon GSL Delaware Business Trust Collateral Fund, 5.39% (a)	59,248	59,248

Total Short Term Investments (cost $75,536)		75,536

Total Investments - 109.4% (cost $603,849)		710,203
Other Assets and Liabilities, Net - (9.4%)		(60,832)
Total Net Assets - 100%		$649,371

JNL/Western Asset High Yield Bond Fund (Formerly JNL/Western High Yield Bond Fund)
COMMON STOCKS - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Home Interior Gift Inc. (b) (f)	429	$4
Mattress Discounters Corp. (b) (f)	1	-
		4
CONSUMER STAPLES - 0.0%
ContinentalAFA Dispensing Co. (b) (f)	4	24
VFB LLC (b) (f)	79	1
		25

INDUSTRIALS - 0.0%
Terex Corp. (b)	1	36

INFORMATION TECHNOLOGY - 0.0%
Axiohm Transaction Solutions Inc. (b) (f)	1	-

MATERIALS - 0.0%
Applied Extrusion Technologies Inc. (b) (f) (l)	3	13

TELECOMMUNICATION SERVICES - 0.0%
Manitoba Telecom Services Inc.	1	21

Total Common Stocks (cost $521)		99

PREFERRED STOCKS - 0.4%
CONSUMER DISCRETIONARY - 0.3%
ION Media Networks Inc. (l)	-	1,053

ENERGY - 0.1%
Chesapeake Energy Corp., 6.25% (j)	2	469

Total Preferred Stocks (cost $1,443)		1,522

WARRANTS - 0.0%
Mattress Discount Warrant (e) (f)	-	-
Pillowtex Corp. (f)	1	-

Total Warrants (cost $0)		-

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Airplanes Pass Through Trust, 10.88%, 03/15/12 (f) (i)	123	-

Total Non-U.S. Government Agency Asset-Backed Securities (cost $124)		-

CORPORATE BONDS AND NOTES - 91.0%
CONSUMER DISCRETIONARY - 29.0%
Affinion Group Inc., 10.13%, 10/15/13	$1,480	1,613
Affinion Group Inc., 11.50%, 10/15/15	890	979
AMC Entertainment Inc., 11.00%, 02/01/16	2,505	2,853
American Achievement Corp., 8.25%, 04/01/12	30	31
American Greetings Corp., 7.38%, 06/01/16 (l)	110	113
Asbury Automotive Group Inc., 7.63%, 03/15/17 (e)	335	336
AutoNation Inc., 7.36%, 04/15/13 (g)	670	677
AutoNation Inc., 7.00%, 04/15/14	275	278
Beazer Homes USA Inc., 8.13%, 06/15/16 (l)	415	390
Blockbuster Inc., 9.00%, 09/01/12 (g) (l) (o)	1,100	1,111

Boyd Gaming Corp., 7.75%, 12/15/12	1,000	1,033
Buffets Inc., 12.50%, 11/01/14	955	993
Cablevision Systems Corp., 8.00%, 04/15/12 (o)	660	670
Caesars Entertainment Inc., 8.88%, 09/15/08	1,100	1,147
Caesars Entertainment Inc., 8.13%, 05/15/11	1,000	1,059
Carrols Corp., 9.00%, 01/15/13	700	714
CCH I Holdings LLC, 11.75%, 05/15/14 (h)	3,575	3,423
CCH I LLC, 11.00%, 10/01/15	2,293	2,379
CCH II LLC, 10.25%, 10/01/13	1,031	1,126
Charter Communications Holdings LLC, 10.25%, 01/15/10	150	151
Charter Communications Holdings II LLC, 10.25%, 09/15/10	1,590	1,677
Charter Communications LLC, 9.92%, 04/01/11 (h)	510	508
Charter Communications LLC, 11.75%, 05/15/11 (h)	495	498
Charter Communications LLC, 12.13%, 01/15/12 (h)	530	535
Choctaw Resort Development Enterprise, 7.25%, 11/15/19 (e)	945	951
CMP Susquehanna Corp., 9.88%, 05/15/14 (e)	1,240	1,271
CSC Holdings Inc., 8.13%, 07/15/09	110	114
CSC Holdings Inc., 8.13%, 08/15/09	145	150
CSC Holdings Inc., 7.63%, 04/01/11	2,330	2,388
CSC Holdings Inc., 7.63%, 07/15/18	175	177
Denny's Corp./Denny's Holdings Inc., 10.00%, 10/01/12 (l)	625	666
Dex Media East LLC/Dex Media East Finance Co., 12.13%, 11/15/12 (l)	1,494	1,634
Dex Media West LLC/Dex Media Finance Co., 9.88%, 08/15/13	1,074	1,172
DI Finance/DynCorp International LLC, 9.50%, 02/15/13	1,605	1,709
EchoStar DBS Corp., 7.00%, 10/01/13	1,455	1,499
EchoStar DBS Corp., 6.63%, 10/01/14	775	780
EchoStar DBS Corp., 7.13%, 02/01/16	2,190	2,261
Education Management LLC, 8.75%, 06/01/14	655	689
Education Management LLC, 10.25%, 06/01/16	1,755	1,904
EPL Finance Corp., 11.75%, 11/15/13	510	561
Ford Motor Co., 8.88%, 01/15/22	335	302
Ford Motor Co., 7.45%, 07/16/31 (l)	3,915	3,029
Ford Motor Co., 8.90%, 01/15/32	895	783
Ford Motor Co., 4.25%, 12/15/36 (j)	320	353
General Motors Corp., 7.20%, 01/15/11	820	779
General Motors Corp., 8.38%, 07/15/33 (l)	5,310	4,766
Herbst Gaming Inc., 8.13%, 06/01/12	1,400	1,414
Hertz Corp., 8.88%, 01/01/14	940	1,013
Hertz Corp., 10.50%, 01/01/16	3,310	3,773
Idearc Inc., 8.00%, 11/15/16 (e)	1,015	1,044
Inn of the Mountain Gods Resort & Casino, 12.00%, 11/15/10	1,780	1,936
Interface Inc., 10.38%, 02/01/10	410	452
ION Media Networks Inc., 11.61%, 01/15/13 (e) (g)	305	318
Isle of Capri Casinos Inc., 7.00%, 03/01/14	1,300	1,274
Jarden Corp., 7.50%, 05/01/17	1,315	1,328
JC Penney Corp. Inc., 7.13%, 11/15/23 (l)	500	548
K Hovnanian Enterprises Inc., 7.50%, 05/15/16	800	746

K Hovnanian Enterprises Inc., 8.63%, 01/15/17 (l)	1,025	989
Kabel Deutschland GmbH, 10.63%, 07/01/14	1,205	1,344
Keystone Automotive Operations Inc., 9.75%, 11/01/13	1,285	1,250
Lamar Media Corp., 7.25%, 01/01/13	930	942
Las Vegas Sands Corp., 6.38%, 02/15/15	1,125	1,074
Levi Strauss & Co., 9.75%, 01/15/15	1,370	1,504
Levi Strauss & Co., 8.88%, 04/01/16	895	958
Linens 'N Things Inc., 10.99%, 01/15/14 (g) (l)	475	442
LodgeNet Entertainment Corp., 9.50%, 06/15/13	1,365	1,492
Mandalay Resort Group, 10.25%, 08/01/07	415	420
MGM Mirage Inc., 9.75%, 06/01/07	415	417
MGM Mirage Inc., 8.50%, 09/15/10	500	534
MGM Mirage Inc., 7.63%, 01/15/17	1,425	1,443
Neiman-Marcus Group Inc., 9.00%, 10/15/15	1,085	1,188
Neiman-Marcus Group Inc., 10.38%, 10/15/15 (l)	1,095	1,221
Norcraft Holdings LP, 9.00%, 11/01/11 (l)	630	649
Norcraft Holdings LP, 13.99%, 09/01/12 (h) (k)	2,235	2,012
NTL Cable Plc, 8.75%, 04/15/14	715	744
NTL Cable Plc, 9.13%, 08/15/16	915	965
Oxford Industries Inc., 8.88%, 06/01/11	550	569
Pinnacle Entertainment Inc., 8.25%, 03/15/12	1,500	1,545
Pinnacle Entertainment Inc., 8.75%, 10/01/13	75	80
Primedia Inc., 8.88%, 05/15/11	945	971
Quebecor Media Inc., 7.75%, 03/15/16	370	380
Radio One Inc., 8.88%, 07/01/11	25	26
Rainbow National Services LLC, 8.75%, 09/01/12 (e)	850	904
Rainbow National Services LLC, 10.38%, 09/01/14 (e)	260	291
RH Donnelley Corp., 6.88%, 01/15/13	325	317
RH Donnelley Corp., 8.88%, 01/15/16	1,200	1,275
RH Donnelley Finance Corp. I, 10.88%, 12/15/12 (e)	1,045	1,129
River Rock Entertainment Authority, 9.75%, 11/01/11	135	144
Sbarro Inc., 10.38%, 02/01/15 (e) (l)	910	946
Sealy Mattress Co., 8.25%, 06/15/14 (l)	1,150	1,210
Service Corp. International, 7.88%, 02/01/13	210	217
Service Corp. International, 7.63%, 10/01/18	400	423
Simmons Co., 10.00%, 12/15/14 (h) (k)	1,350	1,110
Sinclair Broadcast Group Inc., 8.00%, 03/15/12	1,515	1,568
Snoqualmie Entertainment Authority, 9.13%, 02/01/15 (e)	285	294
Station Casinos Inc., 6.00%, 04/01/12	90	87
Station Casinos Inc., 6.50%, 02/01/14 (l)	1,000	920
Station Casinos Inc., 6.88%, 03/01/16	175	160
Station Casinos Inc., 7.75%, 08/15/16	690	708
Station Casinos Inc., 6.63%, 03/15/18	50	45
Turning Stone Casino Resort Enterprise, 9.13%, 12/15/10 (e)	1,250	1,269
Univision Communications Inc., 9.75%, 03/15/15 (e) (l)	1,045	1,041
Videotron Ltee, 6.38%, 12/15/15	700	688
Visteon Corp., 8.25%, 08/01/10 (l)	2,505	2,555

Visteon Corp., 7.00%, 03/10/14 (l)	1,055	923
Warner Music Group Inc., 7.38%, 04/15/14	1,410	1,342
XM Satellite Radio Inc., 9.86%, 05/01/13 (g)	315	311
XM Satellite Radio Inc., 9.75%, 05/01/14	755	761
		109,875
CONSUMER STAPLES - 1.9%
Alliance One International Inc., 8.50%, 05/15/12 (e)	660	665
Alliance One International Inc., 11.00%, 05/15/12	340	374
Allied Security Escrow Corp., 11.38%, 07/15/11	775	791
Aramark Corp., 8.50%, 02/01/15 (e)	900	936
Aramark Corp., 8.86%, 02/01/15 (e) (g) (l)	220	226
Constellation Brand Inc., 7.25%, 09/01/16 (l)	915	926
Delhaize America Inc., 9.00%, 04/15/31	1,195	1,436
Dole Food Co. Inc., 7.25%, 06/15/10	1,290	1,232
Dole Food Co. Inc., 8.88%, 03/15/11 (l)	250	247
Playtex Products Inc., 9.38%, 06/01/11	445	460
		7,293
ENERGY - 11.6%
ANR Pipeline Co., 9.63%, 11/01/21	1,290	1,748
Belden & Blake Corp., 8.75%, 07/15/12	1,800	1,841
Chesapeake Energy Corp., 7.00%, 08/15/14	500	515
Chesapeake Energy Corp., 6.63%, 01/15/16	290	292
Chesapeake Energy Corp., 6.50%, 08/15/17	575	568
Chesapeake Energy Corp., 6.25%, 01/15/18	2,435	2,405
Compagnie Generale de Geophysique SA, 7.50%, 05/15/15	340	350
Complete Production Services Inc., 8.00%, 12/15/16 (e)	1,275	1,307
Dresser-Rand Group Inc., 7.38%, 11/01/14 (o)	1,065	1,086
El Paso Corp., 7.88%, 06/15/12	2,000	2,175
El Paso Corp., 7.80%, 08/01/31	3,460	3,823
El Paso Corp., 7.75%, 01/15/32	430	475
Encore Acquisition Co., 6.00%, 07/15/15	500	445
Enterprise Products Operating LP, 8.38%, 08/01/16 (g) (l)	860	941
Exco Resources Inc., 7.25%, 01/15/11	2,015	2,020
Geokinetics Inc., 11.85%, 12/15/12 (e) (g)	960	989
Gulfmark Offshore Inc., 7.75%, 07/15/14 (o)	520	528
Inergy LP/Inergy Finance Corp., 8.25%, 03/01/16 (l)	700	735
International Coal Group Inc., 10.25%, 07/15/14	1,450	1,457
Mariner Energy Inc., 7.50%, 04/15/13	545	535
OMI Corp., 7.63%, 12/01/13	425	431
OPTI Canada Inc., 8.25%, 12/15/14 (e)	735	764
Peabody Energy Corp., 6.88%, 03/15/13	750	763
Petrohawk Energy Corp., 9.13%, 07/15/13	1,040	1,108
Pioneer Natural Resources Co., 5.88%, 07/15/16	1,000	930
Pogo Producing Co., 7.88%, 05/01/13	120	121
Pogo Producing Co., 6.88%, 10/01/17	910	887
Pride International Inc., 7.38%, 07/15/14	2,000	2,050
SemGroup LP, 8.75%, 11/15/15 (e)	2,360	2,395

SESI LLC, 6.88%, 06/01/14	60	60
Stone Energy Corp., 8.25%, 12/15/11 (l)	1,250	1,245
Teekay Shipping Corp., 8.88%, 07/15/11	1,100	1,185
Transcontinental Gas Pipe Line Corp., 8.88%, 07/15/12	1,500	1,706
Universal Compression Inc., 7.25%, 05/15/10	200	203
Vintage Petroleum Inc., 8.25%, 05/01/12	500	521
Whiting Petroleum Corp., 7.25%, 05/01/12	825	811
Whiting Petroleum Corp., 7.00%, 02/01/14	625	609
Williams Cos. Inc., 7.13%, 09/01/11	1,000	1,048
Williams Cos. Inc., 8.13%, 03/15/12 (o)	500	544
Williams Cos. Inc., 7.63%, 07/15/19	50	55
Williams Cos. Inc., 8.75%, 03/15/32 (o)	1,975	2,277
		43,948
FINANCIALS - 9.8%
Ashtead Holdings Plc, 8.63%, 08/01/15 (e)	360	376
Ashton Woods USA LLC, 9.50%, 10/01/15	865	824
ATF Capital BV, 9.25%, 02/21/14 (e)	350	342
Basell AF SCA, 8.38%, 08/15/15 (e) (l)	1,180	1,230
BCP Crystal US Holdings Corp., 9.63%, 06/15/14	1,170	1,329
CCM Merger Inc., 8.00%, 08/01/13 (e) (l)	1,225	1,231
Contifinancial Corp. Liquidating Trust, 0.00%, 06/15/10 (f)	117	1
Crum & Forster Holdings Corp., 10.38%, 06/15/13	1,955	2,111
E*Trade Financial Corp., 7.38%, 09/15/13	365	381
E*Trade Financial Corp., 7.88%, 12/01/15	625	674
Ford Motor Credit Co., 7.88%, 06/15/10	800	803
Ford Motor Credit Co., 10.60%, 06/15/11 (e) (g)	1,070	1,151
Ford Motor Credit Co., 9.88%, 08/10/11	1,045	1,107
Ford Motor Credit Co., 8.11%, 01/13/12 (g)	1,598	1,562
Ford Motor Credit Co., 9.81%, 04/15/12 (g)	1,005	1,065
Ford Motor Credit Co., 7.00%, 10/01/13 (l)	890	827
Ford Motor Credit Co., 8.00%, 12/15/16	870	837
Forest City Enterprises Inc., 7.63%, 06/01/15	45	46
General Motors Acceptance Corp., 6.88%, 08/28/12	1,915	1,907
General Motors Acceptance Corp., 8.00%, 11/01/31 (l)	6,490	6,958
Host Marriott LP, 7.13%, 11/01/13 (l)	2,075	2,122
Host Marriott LP, 6.38%, 03/15/15 (l)	75	74
Inmarsat Finance Plc, 6.58%, 11/15/12 (h) (k)	1,020	964
JPMorgan Chase & Co., 9.31%, 11/08/07 (e) (f) (k)	1,882	1,785
JSG Funding Plc, 9.63%, 10/01/12	566	601
Kimball Hill Inc., 10.50%, 12/15/12	585	562
PGS Solutions Inc., 9.63%, 02/15/15 (e)	930	938
PNA Intermediate Holding Corp., 12.36%, 02/15/13 (e) (g)	360	369
Smurfit Kappa Funding Plc, 7.75%, 04/01/15	575	587
TuranAlem Finance BV, 8.25%, 01/22/37 (e)	640	643
Vanguard Health Holding Co. II LLC, 9.00%, 10/01/14 (l)	2,375	2,405
Ventas Realty LP, 7.13%, 06/01/15	325	340
Ventas Realty LP, 6.50%, 06/01/16	240	246

Ventas Realty LP, 6.75%, 04/01/17 (l)	895	926
		37,324
HEALTH CARE - 5.6%
AmeriPath Inc., 10.50%, 04/01/13	75	80
AmeriPath Intermediate Holdings Inc., 10.65%, 02/15/14 (e) (g)	540	540
DaVita Inc., 6.63%, 03/15/13	95	95
DaVita Inc., 6.63%, 03/15/13 (e)	310	310
DaVita Inc., 7.25%, 03/15/15 (l)	1,810	1,830
Eye Care Centers of America Inc., 10.75%, 02/15/15	900	997
HCA Inc., 6.25%, 02/15/13	1,700	1,545
HCA Inc., 6.50%, 02/15/16	35	30
HCA Inc., 9.25%, 11/15/16 (e)	1,275	1,375
HCA Inc., 9.63%, 11/15/16 (e)	1,180	1,274
HCA Inc., 7.69%, 06/15/25	1,190	1,026
HCA Inc., 7.50%, 11/15/95	1,090	869
IASIS Healthcare LLC / IASIS Capital Corp., 8.75%, 06/15/14 (l)	2,300	2,381
Leiner Health Products Inc., 11.00%, 06/01/12	1,570	1,562
Psychiatric Solutions Inc., 10.63%, 06/15/13	800	876
Tenet Healthcare Corp., 7.38%, 02/01/13	175	163
Tenet Healthcare Corp., 9.88%, 07/01/14 (l)	4,010	4,050
Triad Hospitals Inc., 7.00%, 11/15/13	1,600	1,670
US Oncology Holdings Inc., 9.80%, 03/15/12 (e) (g)	410	414
		21,087
INDUSTRIALS - 7.9%
Alliant Techsystems Inc., 6.75%, 04/01/16	1,125	1,128
Allied Waste North America Inc., 6.13%, 02/15/14 (l)	800	778
American Railcar Industries Inc., 7.50%, 03/01/14 (e)	490	503
Ashtead Capital Inc., 9.00%, 08/15/16 (e) (l)	777	828
Associated Materials Inc., 9.75%, 04/15/12 (l)	2,205	2,293
Associated Materials Inc., 11.25%, 03/01/14 (h)	1,225	861
Continental Airlines Inc., 6.54%, 03/15/08	4	4
Continental Airlines Inc., 8.38%, 12/01/11	890	872
Corrections Corp. of America, 6.75%, 01/31/14	1,450	1,475
DRS Technologies Inc., 6.63%, 02/01/16	1,495	1,510
DRS Technologies Inc., 7.63%, 02/01/18	500	520
Global Cash Access LLC, 8.75%, 03/15/12	193	202
GrafTech Finance Inc., 10.25%, 02/15/12	352	370
Grupo Transportacion Ferroviaria Mexicana SA DE CV, 9.38%, 05/01/12	1,865	2,005
Grupo Transportacion Ferroviaria Mexicana SA DE CV, 12.50%, 06/15/12	60	64
H&E Equipment Services Inc., 8.38%, 07/15/16	705	749
Holt Group Inc., 9.75%, 01/15/06 (f) (i)	125	-
Kansas City Southern Mexico SA, 7.63%, 12/01/13 (e)	190	192
Kansas City Southern Railway Co., 7.50%, 06/15/09	200	205
L-3 Communications Corp., 7.63%, 06/15/12	480	494
L-3 Communications Corp., 6.13%, 07/15/13	1,000	985
L-3 Communications Corp., 6.38%, 10/15/15	290	287
Milacron Escrow Corp., 11.50%, 05/15/11	1,720	1,668

Mueller Group Inc., 10.00%, 05/01/12	690	745
Mueller Holdings Inc., 7.88%, 04/15/14 (h) (k)	1,670	1,520
Nortek Inc., 8.50%, 09/01/14	890	866
NTK Holdings Inc., 14.39%, 03/01/14 (h) (k) (l)	3,140	2,277
Nutro Products Inc., 9.40%, 10/15/13 (e) (g)	365	376
Nutro Products Inc., 10.75%, 04/15/14 (e) (l)	615	664
Penhall International Corp., 12.00%, 08/01/14 (e)	1,655	1,787
Radnor Holdings Corp., 11.00%, 03/15/10 (i)	100	-
Rental Service Corp., 9.50%, 12/01/14 (e)	1,035	1,102
Safety-Kleen Services, 9.25%, 06/01/08 (i)	125	-
Standard Aero Holdings Inc., 8.25%, 09/01/14	500	536
Stellex Aerostructures Inc., 9.50%, 11/01/07 (f) (i)	125	-
TransDigm Inc., 7.75%, 07/15/14 (e)	770	795
United Air Lines Inc., 6.20%, 09/01/08	572	577
Visant Holding Corp., 8.75%, 12/01/13	595	621
		29,859
INFORMATION TECHNOLOGY - 2.7%
Activant Solutions Inc., 9.50%, 05/01/16 (l)	1,355	1,335
Freescale Semiconductor Inc., 8.88%, 12/15/14 (e)	1,680	1,682
Lucent Technologies Inc., 6.45%, 03/15/29 (l)	1,150	1,038
NXP BV, 7.88%, 10/15/14 (e)	805	831
NXP BV, 9.50%, 10/15/15 (e)	440	454
Snoqualmie Entertainment Authority, 9.15%, 02/01/14 (e) (g)	370	376
Sungard Data Systems Inc., 9.13%, 08/15/13	400	429
Sungard Data Systems Inc., 10.25%, 08/15/15 (l)	2,015	2,199
UGS Capital Corp. II, 10.35%, 06/01/11 (e) (g)	1,098	1,117
UGS Corp., 10.00%, 06/01/12	575	629
		10,090
MATERIALS - 10.1%
Aleris International Inc., 10.00%, 12/15/16 (e)	200	209
Appleton Papers Inc., 8.13%, 06/15/11	1,055	1,084
Appleton Papers Inc., 9.75%, 06/15/14	740	764
Borden Chemicals & Plastics, 9.50%, 05/01/05 (f) (g) (i)	85	1
Chaparral Steel Co., 10.00%, 07/15/13	50	56
Chemtura Corp., 6.88%, 06/01/16	240	232
Equistar Chemicals LP/Equistar Funding Corp., 10.13%, 09/01/08	1,000	1,053
Equistar Chemicals LP/Equistar Funding Corp., 10.63%, 05/01/11	2,075	2,189
Freeport-McMoRan Copper& Gold, 8.38%, 04/01/17	5,720	6,185
Georgia Gulf Corp., 9.50%, 10/15/14 (e) (l)	1,740	1,670
Graham Packaging Co. Inc., 9.88%, 10/15/14 (l)	2,225	2,270
Graphic Packaging International Corp., 9.50%, 08/15/13 (l)	1,845	1,963
Huntsman International LLC, 7.88%, 11/15/14 (e)	520	538
Koppers Inc., 9.88%, 10/15/13	2,000	2,170
Lyondell Chemical Co., 11.13%, 07/15/12	90	96
Lyondell Chemical Co., 8.00%, 09/15/14	455	477
Lyondell Chemical Co., 8.25%, 09/15/16 (l)	375	401
Metals USA Inc., 11.36%, 01/15/12 (e) (g)	1,260	1,235

Metals USA Inc., 11.13%, 12/01/15	2,040	2,264
Montell Finance Co. BV, 8.10%, 03/15/27 (e)	2,630	2,630
NewPage Corp., 10.00%, 05/01/12	110	120
NewPage Corp., 11.61%, 05/01/12 (g)	1,295	1,416
NewPage Corp., 12.00%, 05/01/13	1,230	1,335
Novelis Inc., 7.25%, 02/15/15 (g) (o)	825	872
Owens Brockway Glass Container Inc., 8.88%, 02/15/09	3,277	3,343
Plastipak Holdings Inc., 8.50%, 12/15/15 (e)	535	567
Smurfit-Stone Container Enterprises Inc., 8.38%, 07/01/12	585	586
Tube City LLC, 9.75%, 02/01/15 (e) (l)	905	941
Verso Paper Holdings LLC and Verso Paper Inc., 9.13%, 08/01/14 (e)	80	83
Verso Paper Holdings LLC and Verso Paper Inc., 11.38%, 08/01/16 (e)	1,110	1,163
Westlake Chemical Corp., 6.63%, 01/15/16	425	414
		38,327
TELECOMMUNICATION SERVICES - 8.7%
American Tower Corp., 7.50%, 05/01/12	2,750	2,853
Cincinnati Bell Inc., 7.00%, 02/15/15	750	744
Cincinnati Bell Telephone Co., 6.30%, 12/01/28	300	275
Citizens Communications Co., 7.13%, 03/15/19 (e)	620	614
Citizens Communications Co., 7.88%, 01/15/27 (e)	590	603
Citizens Communications Co., 9.00%, 08/15/31	281	308
FTD Inc., 7.75%, 02/15/14	1,281	1,291
Hawaiian Telcom Communications Inc., 12.50%, 05/01/15 (l)	2,000	2,190
Intelsat Bermuda Ltd., 8.87%, 01/15/15 (e) (g)	650	663
Intelsat Bermuda Ltd., 9.25%, 06/15/16 (e)	1,435	1,589
Intelsat Bermuda Ltd., 11.25%, 06/15/16 (e)	2,390	2,713
Level 3 Financing Inc., 9.25%, 11/01/14 (e)	925	950
Level 3 Financing Inc., 9.15%, 02/15/15 (e) (g)	240	242
Level 3 Financing Inc., 8.75%, 02/15/17 (e)	300	302
Nordic Telephone Co. Holdings ApS, 8.88%, 05/01/16 (e)	945	1,011
Powercor Australia LLC, 9.00%, 06/15/16 (e) (l)	295	325
Qwest Communications International Inc., 7.50%, 02/15/14 (o)	970	999
Qwest Corp., 5.63%, 11/15/08 (l)	1,500	1,500
Qwest Corp., 7.88%, 09/01/11	145	154
Qwest Corp., 6.88%, 09/15/33	2,915	2,813
Rogers Cable Inc., 6.25%, 06/15/13	970	985
Rogers Cable Inc., 6.75%, 03/15/15	1,170	1,211
Rogers Cable Inc., 8.75%, 05/01/32	25	31
Rogers Wireless Inc., 7.25%, 12/15/12	170	182
Rogers Wireless Inc., 8.00%, 12/15/12	235	249
Rural Cellular Corp., 9.88%, 02/01/10	630	665
Rural Cellular Corp., 8.25%, 03/15/12	2,240	2,341
True Move Co. Ltd., 10.75%, 12/16/13 (e)	2,530	2,574
Wind Acquisition Finance SA, 10.75%, 12/01/15 (e)	515	590
Windstream Corp., 8.63%, 08/01/16	1,925	2,104
		33,071
UTILITIES - 3.7%

AES China Generating Co. Ltd., 8.25%, 06/26/10	155	155
AES Corp., 8.75%, 06/15/08	50	52
AES Corp., 9.50%, 06/01/09	1,200	1,278
AES Corp., 9.38%, 09/15/10	50	54
AES Corp., 8.88%, 02/15/11	25	27
AES Corp., 9.00%, 05/15/15 (e)	230	246
Dynegy Holdings Inc., 7.63%, 10/15/26	125	121
Edison Mission Energy, 7.73%, 06/15/09	125	129
Edison Mission Energy, 7.50%, 06/15/13 (l)	170	176
Edison Mission Energy, 7.75%, 06/15/16 (l)	940	980
Ipalco Enterprises Inc., 8.63%, 11/14/11 (n)	80	86
Midwest Generation LLC, 8.56%, 01/02/16	693	758
Mirant Mid-Atlantic LLC, 9.13%, 06/30/17	179	204
Mirant North America LLC, 7.38%, 12/31/13	1,780	1,825
Mission Energy Holding Co., 13.50%, 07/15/08	300	327
NRG Energy Inc., 7.25%, 02/01/14	525	538
NRG Energy Inc., 7.38%, 02/01/16	2,825	2,903
NRG Energy Inc., 7.38%, 01/15/17	835	857
Orion Power Holdings Inc., 12.00%, 05/01/10	810	936
Southern Natural Gas Co., 8.00%, 03/01/32	270	321
Suburban Propane Partners LP, 6.88%, 12/15/13	1,815	1,788
TXU Corp., 6.50%, 11/15/24	350	295
TXU Corp., 6.55%, 11/15/34	90	75
		14,131

Total Corporate Bonds and Notes (cost $335,858)		345,005

GOVERNMENT AND AGENCY OBLIGATIONS - 1.2%
GOVERNMENT SECURITIES - 1.2%
Sovereign - 1.2%
Brazilian Government International Bond, 8.00%, 01/15/18	350	395
Brazilian Government International Bond, 11.00%, 08/17/40 (l)	880	1,187
Russia Government International Bond, 5.00%, 03/31/30 (h)	2,720	3,086

Total Government and Agency Obligations (cost $4,474)		4,668

SHORT TERM INVESTMENTS - 19.9%
Mutual Funds - 0.1%
Dreyfus Cash Management Plus Fund, 5.17% (a)	487	487

Repurchase Agreement - 5.2%
Repurchase Agreement with Merrill Lynch & Co. Inc., 5.25%
(Collateralized by $20,095 Federal National Mortgage Association,
5.25%, due 03/26/10, market value $20,095) acquired on 03/30/07,
due 04/02/07 at $19,709	19,700	19,700

Securities Lending Collateral - 14.6%

Mellon GSL Delaware Business Trust Collateral Fund, 5.39% (a)	55,522	55,522

Total Short Term Investments (cost $75,709)		75,709

Total Investments - 112.5% (cost $418,129)		427,003
Other Assets and Liabilities, Net - (12.5%)		(47,348)
Total Net Assets - 100%		$379,655

JNL/Western Asset Strategic Bond Fund (Formerly JNL/Western Strategic Bond Fund)
COMMON STOCKS - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Home Interior Gift Inc. (b) (f)	491	$5

CONSUMER STAPLES - 0.0%
ContinentalAFA Dispensing Co. (b) (f)	9	47
VFB LLC (b) (f)	79	1
		48
INFORMATION TECHNOLOGY - 0.0%
Axiohm Transaction Solutions Inc. (b) (f)	1	-

MATERIALS - 0.0%
Applied Extrusion Technologies Inc. (b) (f) (l)	2	9

Total Common Stocks (cost $445)		62

OPTIONS - 0.0%
E-mini Russell 2000 Call Option, Expiration September 2007, Strike price $95.00	135	17

Total Options (cost $49)		17

PREFERRED STOCKS - 0.0%
FINANCIALS - 0.0%
TCR Holdings - Class B (f)	-	-
TCR Holdings - Class C (f)	-	-
TCR Holdings - Class D (f)	1	-
TCR Holdings - Class E (f)	1	-

Total Preferred Stocks (cost $0)		-

RIGHTS - 0.0%
Venezuela Government International Bond	4	135

Total Rights (cost $0)		135

WARRANTS - 0.0%
Pillowtex Corp. (f)	-	-

Total Warrants (cost $0)		-

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 23.4%
ACE Securities Corp., 5.49%, 01/25/36 (g)	$2,213	2,213
Amortizing Residential Collateral Trust, 6.52%, 08/25/32 (g)	107	108
Airplanes Pass Through Trust, 10.88%, 03/15/12 (f) (i)	247	-
Asset Backed Securities Corp. Home Equity, 8.17%, 04/15/33 (g)	161	161
Banc of America Funding Corp., 5.86%, 06/01/36 (g)	3,336	3,361
Banc of America Mortgage Securities, 4.80%, 09/25/35 (g)	1,954	1,936
Bank of America Funding Corp., 5.79%, 10/25/36 (g)	3,620	3,614
Bear Stearns Mortgage Funding Trust, 5.48%, 05/25/36 (g)	4,484	4,485
Carrington Mortgage Loan Trust, 5.55%, 12/25/35 (g)	755	755
Citigroup Mortgage Loan Trust Inc., 5.68%, 12/25/35 (g)	2,707	2,745
Commercial Mortgage Asset Trust, 7.35%, 01/17/32	400	445
Countrywide Alternative Loan Trust, 5.56%, 12/25/36 (g)	4,828	4,845
Countrywide Asset-Backed Certificates, 6.57%, 06/25/34 (g)	640	646
Countrywide Home Equity Loan Trust, 5.52%, 05/15/36 (g)	2,767	2,765
Credit Suisse Mortgage Capital Certificates, 5.56%, 02/15/39 (g)	3,060	3,104
Deutsche Bank Alternate Loan Trust, 4.99%, 08/25/35 (g)	1,996	1,980
Downey Savings & Loan Association Mortgage Loan Trust, 5.90%, 03/19/46 (f) (g)	828	828
Downey Savings & Loan Association Mortgage Loan Trust, 5.90%, 03/19/47 (f) (g)	828	828
First Union National Bank Commercial Mortgage - Interest Only, 0.78%, 05/17/32 (g)	11,031	241
Green Tree Financial Corp., 7.07%, 01/15/29	476	492
GSMPS Mortgage Loan Trust, 5.55%, 02/25/35 (e) (g)	364	364
GSR Mortgage Loan Trust, 4.57%, 10/25/35 (g)	1,691	1,679
Harborview Mortgage Loan Trust, 5.66%, 06/20/35 (g)	2,556	2,564
Harborview Mortgage Loan Trust, 5.57%, 01/19/36 (g)	2,502	2,507
Harborview Mortgage Loan Trust, 5.50%, 12/19/36 (g)	4,614	4,616
Harborview Mortgage Loan Trust, 5.53%, 12/31/49 (g)	1,690	1,694
ILFC E-Capital Trust II, 6.25%, 12/21/15 (e) (g)	260	266
Impac CMB Trust, 5.64%, 03/25/35 (g)	1,683	1,684
Indymac Home Equity Loan Asset-Backed Trust, 5.59%, 03/25/35 (g)	18	18
Indymac Index Mortgage Loan Trust, 5.63%, 06/25/34 (g)	3,110	3,115
Indymac Index Mortgage Loan Trust, 5.26%, 03/25/35 (g)	2,390	2,472
Indymac Index Mortgage Loan Trust, 5.44%, 07/25/36 (g)	4,000	3,998
Indymac Index Mortgage Loan Trust, 5.53%, 05/25/46 (g)	2,004	2,006
IXIS Real Estate Capital Trust, 5.38%, 08/25/36 (g)	526	526
JPMorgan Chase Commercial Mortgage Securities Corp., 5.81%, 06/12/43 (g)	3,020	3,116
Lake Country Mortgage Loan Trust, 5.45%, 11/25/33 (e) (f) (g)	3,050	3,050
Lehman XS Trust, 5.58%, 02/25/46 (g)	3,878	3,887
Luminent Mortgage Trust, 5.51%, 05/25/46 (g)	1,244	1,243
MASTR Adjustable Rate Mortgages Trust, 4.47%, 10/25/34 (g)	1,021	1,023
MASTR Adjustable Rate Mortgages Trust, 4.61%, 12/25/34 (g)	468	473
MASTR Adjustable Rate Mortgages Trust, 4.85%, 01/25/36 (g)	1,663	1,653
MASTR Seasoned Securities Trust, 6.19%, 10/25/32 (g)	1,025	1,022
Merit Securities Corp., 6.82%, 09/28/32 (e) (g)	834	731

Merrill Lynch Mortgage Investors Inc., 5.00%, 09/25/35 (e)	6	6
Merrill Lynch Mortgage Trust, 5.66%, 05/12/39 (g)	1,240	1,273
Mid-State Trust, 7.34%, 07/01/35	321	343
Morgan Stanley Mortgage Loan Trust, 4.10%, 08/25/34 (g)	792	800
Morgan Stanley Mortgage Loan Trust, 5.83%, 03/25/36 (g)	2,946	2,984
Morgan Stanley Mortgage Loan Trust, 5.44%, 10/25/36 (g)	835	835
Residential Funding Mortgage Security I, 4.92%, 08/25/35 (g)	1,422	1,433
SACO I Inc., 5.49%, 03/25/36 (g)	1,909	1,909
SACO I Inc., 5.45%, 06/25/36 (g)	2,458	2,457
Sail Net Interest Margin Notes, 7.75%, 04/27/33 (e)	6	3
Sail Net Interest Margin Notes, 5.50%, 03/27/34 (e)	45	13
SLM Student Loan Trust, 5.37%, 10/25/17 (g)	4,400	4,402
Structured Asset Mortgage Investments Inc., 7.31%, 08/25/35 (g)	373	374
Thornburg Mortgage Securities Trust, 5.56%, 07/25/45 (g)	409	409
Truman Capital Mortgage Loan Trust, 5.58%, 03/25/36 (e) (f) (g)	3,413	3,408
UPFC Auto Receivables Trust, 3.27%, 09/15/10	419	415
USAA Auto Owner Trust, 4.79%, 08/15/08	218	218
Washington Mutual Alternative Mortgage Pass-Through Certificates, 5.44%, 10/25/36 (g)	3,147	3,149
Washington Mutual Mortgage Backed Securities Trust, 5.07%, 12/25/35 (g)	3,937	3,903
Washington Mutual Mortgage Pass-Through Certificates, 5.52%, 04/25/37 (f) (g)	2,300	2,307
Washington Mutual Mortgage Pass-Through Certificates, 5.55%, 04/25/45 (g)	380	381
Wells Fargo Mortgage Backed Securities Trust, 4.54%, 02/25/35 (g)	4,116	4,060
Wells Fargo Mortgage Backed Securities Trust, 5.24%, 04/25/36 (g)	1,136	1,130

Total Non-U.S. Government Agency Asset-Backed Securities (cost $115,204)		115,471

CORPORATE BONDS AND NOTES - 23.6%
CONSUMER DISCRETIONARY - 3.4%
Advanstar Communications Inc., 10.75%, 08/15/10	175	189
AMC Entertainment Inc., 11.00%, 02/01/16	55	63
Boyd Gaming Corp., 7.75%, 12/15/12	225	232
Caesars Entertainment Inc., 8.13%, 05/15/11	125	132
Carrols Corp., 9.00%, 01/15/13	140	143
CCH I LLC, 11.00%, 10/01/15	467	485
Charter Communications Operating LLC, 8.38%, 04/30/14 (e)	450	469
Clear Channel Communications Inc., 6.25%, 03/15/11	760	756
Comcast Cable Communications Holdings Inc., 8.38%, 03/15/13	975	1,115
Comcast Cable Communications Holdings Inc., 8.88%, 05/01/17	400	489
Comcast Corp., 6.50%, 01/15/15	530	559
Comcast Corp., 5.88%, 02/15/18	50	50
CSC Holdings Inc., 8.13%, 08/15/09	150	155
CSC Holdings Inc., 7.25%, 04/15/12	250	248
DaimlerChrysler NA Holding Corp., 4.05%, 06/04/08	655	645
DaimlerChrysler NA Holding Corp., 5.88%, 03/15/11	500	510
Dex Media West LLC/Dex Media Finance Co., 9.88%, 08/15/13	196	214
DirecTV Holdings LLC/DirecTV Financing Co., 8.38%, 03/15/13	130	137
EchoStar DBS Corp., 6.63%, 10/01/14	575	579

Ford Motor Co., 6.63%, 10/01/28	100	72
Ford Motor Co., 7.45%, 07/16/31 (l)	950	735
Ford Motor Co., 4.25%, 12/15/36 (j)	200	221
General Motors Corp., 8.25%, 07/15/23 (l)	440	396
General Motors Corp., 8.38%, 07/15/33 (l)	20	18
Herbst Gaming Inc., 8.13%, 06/01/12	175	177
Hertz Corp., 8.88%, 01/01/14	65	70
Idearc Inc., 8.00%, 11/15/16 (e)	90	93
Interep National Radio Sales Inc., 10.00%, 07/01/08	100	86
Interface Inc., 10.38%, 02/01/10	125	138
Interface Inc., 9.50%, 02/01/14 (l)	50	54
Isle of Capri Casinos Inc., 7.00%, 03/01/14	250	245
Las Vegas Sands Corp., 6.38%, 02/15/15 (l)	225	215
Levi Strauss & Co., 9.75%, 01/15/15	75	82
Liberty Media Corp., 7.88%, 07/15/09	1,700	1,783
MGM Mirage Inc., 6.75%, 09/01/12	205	204
MGM Mirage Inc., 7.63%, 01/15/17 (l)	170	172
Mohegan Tribal Gaming Authority, 7.13%, 08/15/14	75	76
Mohegan Tribal Gaming Authority, 6.88%, 02/15/15	100	100
Neiman-Marcus Group Inc., 10.38%, 10/15/15 (l)	100	112
News America Inc., 5.30%, 12/15/14	1,350	1,339
Penn National Gaming Inc., 6.88%, 12/01/11	50	50
Pinnacle Entertainment Inc., 8.75%, 10/01/13	175	186
Rainbow National Services LLC, 10.38%, 09/01/14 (e)	125	140
RH Donnelley Corp., 6.88%, 01/15/13	50	49
RH Donnelley Corp., 8.88%, 01/15/16	350	372
RH Donnelley Finance Corp. I, 10.88%, 12/15/12 (e)	175	189
Sealy Mattress Co., 8.25%, 06/15/14 (l)	175	184
Service Corp. International, 7.63%, 10/01/18	90	95
Service Corp. International, 7.50%, 04/01/27, TBA (c) (e)	195	195
Sinclair Broadcast Group Inc., 8.00%, 03/15/12	35	36
Station Casinos Inc., 6.50%, 02/01/14 (l)	100	92
Station Casinos Inc., 6.88%, 03/01/16	15	14
Station Casinos Inc., 7.75%, 08/15/16	60	62
Time Warner Inc., 7.63%, 04/15/31	1,175	1,319
Turning Stone Casino Resort Enterprise, 9.13%, 12/15/10 (e)	175	177
Videotron Ltee, 6.38%, 12/15/15	125	122
		16,840
CONSUMER STAPLES - 0.3%
Allied Security Escrow Corp., 11.38%, 07/15/11	75	77
Altria Group Inc., 7.00%, 11/04/13	1,200	1,303
Dole Food Co. Inc., 7.25%, 06/15/10	50	48
Dole Food Co. Inc., 8.88%, 03/15/11 (l)	25	25
Dole Food Co. Inc., 8.75%, 07/15/13 (l)	225	216
		1,669
ENERGY - 3.8%
Amerada Hess Corp., 7.88%, 10/01/29	90	104

Anadarko Finance Co., 7.50%, 05/01/31	800	883
Anadarko Petroleum Corp., 5.95%, 09/15/16	60	60
Anadarko Petroleum Corp., 6.45%, 09/15/36	870	861
Chesapeake Energy Corp., 6.63%, 01/15/16	275	277
Chesapeake Energy Corp., 6.50%, 08/15/17	275	272
ChevronTexaco Capital Co., 3.50%, 09/17/07	900	893
Compagnie Generale de Geophysique SA, 7.50%, 05/15/15	80	82
Compagnie Generale de Geophysique SA, 7.75%, 05/15/17	125	130
Complete Production Services Inc., 8.00%, 12/15/16 (e) (l)	220	226
ConocoPhillips Holding Co., 6.95%, 04/15/29	1,280	1,451
Dresser-Rand Group Inc., 7.38%, 11/01/14 (o)	213	217
El Paso Corp., 7.75%, 07/15/11 (e)	1,290	1,372
El Paso Corp., 7.88%, 06/15/12	325	353
El Paso Corp., 7.80%, 08/01/31	33	36
El Paso Corp., 7.75%, 01/15/32	515	569
Exco Resources Inc., 7.25%, 01/15/11	250	251
Gaz Capital for Gazprom, 8.63%, 04/28/34 (l)	550	707
Gaz Capital SA, 6.21%, 11/22/16 (e)	1,240	1,241
Gaz Capital SA, 6.51%, 03/07/22 (e)	620	629
Hess Corp., 7.30%, 08/15/31	690	761
Inergy LP/Inergy Finance Corp., 6.88%, 12/15/14	150	148
Kerr-McGee Corp., 6.95%, 07/01/24	560	590
Kerr-McGee Corp., 7.88%, 09/15/31	1,620	1,884
Kinder Morgan Energy Partners LP, 6.30%, 02/01/09	130	132
Kinder Morgan Energy Partners LP, 6.75%, 03/15/11	570	599
Kinder Morgan Energy Partners LP, 6.00%, 02/01/17	120	121
Morgan Stanley Bank AG for OAO Gazprom, 9.63%, 03/01/13	100	118
OMI Corp., 7.63%, 12/01/13	175	178
OPTI Canada Inc., 8.25%, 12/15/14 (e)	105	109
Peabody Energy Corp., 6.88%, 03/15/13	80	81
Pemex Project Funding Master Trust, 5.75%, 12/15/15	200	200
Pemex Project Funding Master Trust, 6.63%, 06/15/35	100	103
Petrobras International Finance Co., 6.13%, 10/06/16	800	816
Pogo Producing Co., 6.88%, 10/01/17	125	122
SemGroup LP, 8.75%, 11/15/15 (e)	50	51
Southern Natural Gas Co., 5.90%, 04/01/17 (e)	80	80
Stone Energy Corp., 8.25%, 12/15/11 (l)	175	174
Swift Energy Co., 7.63%, 07/15/11	200	205
Swift Energy Co., 9.38%, 05/01/12	50	52
Tennessee Gas Pipeline Co., 7.63%, 04/01/37	120	138
Whiting Petroleum Corp., 7.00%, 02/01/14	150	146
Williams Cos. Inc., 7.13%, 09/01/11	50	52
Williams Cos. Inc., 7.63%, 07/15/19	75	82
Williams Cos. Inc., 7.88%, 09/01/21	100	110
Williams Cos. Inc., 8.75%, 03/15/32 (o)	679	784
XTO Energy Inc., 7.50%, 04/15/12	260	286
		18,736

FINANCIALS - 10.0%
AGFC Capital Trust I, 6.00%, 01/15/17 (e)	510	511
Aiful Corp., 5.00%, 08/10/10 (e)	550	542
Alamosa Delaware Inc., 11.00%, 07/31/10	121	129
American International Group Inc., 6.25%, 03/15/37	470	457
Bank of America Corp., 5.42%, 03/15/17 (e)	1,300	1,287
BCP Crystal US Holdings Corp., 9.63%, 06/15/14	97	110
Bear Stearns Cos. Inc., 5.55%, 01/22/17 (l)	720	706
CCM Merger Inc., 8.00%, 08/01/13 (e)	125	126
Citigroup Inc., 4.13%, 02/22/10	1,840	1,800
Contifinancial Corp. Liquidating Trust, 0.00%, 06/15/10 (f)	234	2
Corp Andina de Fomento, 6.88%, 03/15/12	1,050	1,118
Countrywide Financial Corp., 5.46%, 06/18/08 (g)	380	380
Countrywide Financial Corp., 5.50%, 01/05/09 (g)	300	299
Credit Suisse USA Inc., 5.50%, 08/16/11	330	335
European Investment Bank, 4.63%, 03/21/12	550	545
Ford Motor Credit Co., 5.80%, 01/12/09	2,500	2,452
Ford Motor Credit Co., 7.38%, 10/28/09	2,500	2,495
Ford Motor Credit Co., 7.88%, 06/15/10	1,375	1,380
Ford Motor Credit Co., 10.60%, 06/15/11 (e) (g)	600	645
General Electric Capital Corp., 4.13%, 09/01/09	1,830	1,796
General Motors Acceptance Corp., 6.13%, 08/28/07 (g)	3,120	3,118
General Motors Acceptance Corp., 4.38%, 12/10/07	240	237
General Motors Acceptance Corp., 5.13%, 05/09/08	170	168
General Motors Acceptance Corp., 5.85%, 01/14/09	240	237
General Motors Acceptance Corp., 5.63%, 05/15/09	1,300	1,276
General Motors Acceptance Corp., 7.25%, 03/02/11	25	25
General Motors Acceptance Corp., 6.88%, 09/15/11	1,025	1,026
General Motors Acceptance Corp., 6.75%, 12/01/14 (l)	465	457
General Motors Acceptance Corp., 8.00%, 11/01/31	75	80
Glitnir Banki HF, 6.33%, 07/28/11 (e)	540	560
Glitnir Banki HF, 6.69%, 06/15/16 (e)	870	912
Goldman Sachs Group Inc., 4.50%, 06/15/10	730	718
Host Marriott LP, 7.13%, 11/01/13	50	51
Host Marriott LP, 6.38%, 03/15/15 (l)	195	194
HSBC Finance Capital Trust IX, 5.91%, 11/30/35	2,000	1,985
ICICI Bank Ltd., 6.37%, 04/30/22 (e) (g)	834	826
JPMorgan Chase & Co., 6.63%, 03/15/12	1,168	1,238
JPMorgan Chase & Co., 5.13%, 09/15/14	1,280	1,260
Kaupthing Bank HF, 6.05%, 04/12/11 (e) (g)	1,330	1,342
Kaupthing Bank HF, 5.75%, 10/04/11 (e)	230	232
Kaupthing Bank HF, 7.13%, 05/19/16 (e)	300	325
Landsbanki Islands HF, 6.10%, 08/25/11 (e)	1,350	1,385
Lehman Brothers Holdings Inc., 4.50%, 07/26/10 (l)	400	392
Lehman Brothers Holdings Inc., 5.25%, 02/06/12	500	500
MBNA Corp., 4.63%, 09/15/08	675	670
MetLife Inc., 6.40%, 12/15/36 (l)	800	781

Morgan Stanley, 4.75%, 04/01/14	1,875	1,781
Morgan Stanley, 5.81%, 10/18/16 (g)	330	331
MUFG Capital Finance 1 Ltd., 6.35%, 07/25/16 (o)	360	368
Nebco Evans Holding Co., 12.38%, 07/15/07 (f) (i)	350	-
Residential Capital Corp., 6.00%, 02/22/11	500	493
Resona Preferred Global Securities Cayman Ltd., 7.19%, 07/30/15 (e) (o)	500	528
Santander Issuance, 5.81%, 06/20/16 (e) (g)	770	782
Shinsei Finance Cayman Ltd., 6.42%, 07/20/16 (e) (o)	680	687
SunTrust Capital VIII, 6.10%, 12/15/36 (o)	400	375
TNK-BP Finance SA, 7.50%, 07/18/16 (e)	690	728
TNK-BP Finance SA, 6.63%, 03/20/17 (e)	290	288
Travelers Cos. Inc., 6.25%, 03/15/37 (l)	630	622
TuranAlem Finance BV, 8.25%, 01/22/37 (e)	1,150	1,156
TuranAlem Finance BV, 8.25%, 01/22/37 (l)	250	251
Vanguard Health Holding Co. II LLC, 9.00%, 10/01/14 (l)	400	405
Wachovia Corp., 5.25%, 08/01/14	1,730	1,710
Wells Fargo & Co., 5.30%, 08/26/11	1,250	1,260
Wells Fargo Capital X, 5.95%, 12/15/36	200	192
		49,067
HEALTH CARE - 0.8%
AmeriPath Inc., 10.50%, 04/01/13 (l)	225	241
DaVita Inc., 6.63%, 03/15/13 (e)	260	260
Genesis HealthCare Corp., 8.00%, 10/15/13	225	239
HCA Inc., 6.30%, 10/01/12	29	27
HCA Inc., 6.25%, 02/15/13	340	309
HCA Inc., 5.75%, 03/15/14	469	400
HCA Inc., 9.13%, 11/15/14 (e)	60	64
HCA Inc., 7.19%, 11/15/15	175	154
HCA Inc., 6.50%, 02/15/16 (l)	16	14
HCA Inc., 9.25%, 11/15/16 (e)	460	496
HCA Inc., 9.63%, 11/15/16 (e)	68	73
IASIS Healthcare LLC / IASIS Capital Corp., 8.75%, 06/15/14	250	259
Psychiatric Solutions Inc., 10.63%, 06/15/13	100	110
Tenet Healthcare Corp., 7.38%, 02/01/13 (l)	228	212
Tenet Healthcare Corp., 9.88%, 07/01/14 (l)	1	1
Triad Hospitals Inc., 7.00%, 11/15/13	250	261
Wyeth, 5.95%, 04/01/37	750	739
		3,859
INDUSTRIALS - 0.7%
Allied Waste North America Inc., 9.25%, 09/01/12	100	106
Continental Airlines Inc., 6.54%, 03/15/08	10	10
Corrections Corp. of America, 6.25%, 03/15/13	100	100
DRS Technologies Inc., 7.63%, 02/01/18	50	52
Holt Group Inc., 9.75%, 01/15/06 (f) (i)	200	-
L-3 Communications Corp., 7.63%, 06/15/12	200	206
Mueller Group Inc., 10.00%, 05/01/12	97	105
Mueller Holdings Inc., 7.88%, 04/15/14 (h) (k)	32	29

Radnor Holdings Corp., 11.00%, 03/15/10 (i)	125	-
Safety-Kleen Services, 9.25%, 06/01/08 (i)	375	-
Tyco International Group SA, 6.13%, 11/01/08	1,125	1,140
Tyco International Group SA, 6.00%, 11/15/13	590	620
Waste Management Inc., 6.38%, 11/15/12	850	893
		3,261
INFORMATION TECHNOLOGY - 0.2%
Electronic Data Systems Corp., 7.13%, 10/15/09	840	876
NXP BV, 9.50%, 10/15/15 (e)	130	134
Sungard Data Systems Inc., 9.13%, 08/15/13	75	80
		1,090
MATERIALS - 0.9%
Borden Chemicals & Plastics, 9.50%, 05/01/05 (f) (g) (i)	140	2
Equistar Chemicals LP/Equistar Funding Corp., 10.63%, 05/01/11	175	185
Freeport-McMoRan Copper& Gold, 8.25%, 04/01/15	10	11
Freeport-McMoRan Copper& Gold, 8.38%, 04/01/17 (l)	400	433
Georgia Gulf Corp., 9.50%, 10/15/14 (e) (l)	60	58
Graphic Packaging International Corp., 9.50%, 08/15/13 (l)	190	202
Lyondell Chemical Co., 11.13%, 07/15/12 (l)	225	241
Methanex Corp., 8.75%, 08/15/12	175	194
Millennium America Inc., 9.25%, 06/15/08	250	259
Owens Brockway Glass Container Inc., 8.25%, 05/15/13	375	391
Plastipak Holdings Inc., 8.50%, 12/15/15 (e)	150	159
Smurfit Capital Funding Plc, 7.50%, 11/20/25	225	230
Steel Dynamics Inc., 6.75%, 04/01/15, TBA (c) (e)	200	200
Vale Overseas Ltd., 8.25%, 01/17/34	40	48
Vale Overseas Ltd., 6.88%, 11/21/36	1,075	1,110
Weyerhaeuser Co., 6.75%, 03/15/12	440	461
		4,184
TELECOMMUNICATION SERVICES - 1.9%
American Tower Corp., 7.50%, 05/01/12	125	130
Citizens Communications Co., 7.13%, 03/15/19 (e)	105	104
Deutsche Telekom International Finance BV, 5.75%, 03/23/16	550	550
Embarq Corp., 8.00%, 06/01/36	50	52
FTD Inc., 7.75%, 02/15/14	170	171
Level 3 Financing Inc., 8.75%, 02/15/17 (e)	190	191
Nextel Communications Inc., 6.88%, 10/31/13	780	799
Nextel Communications Inc., 7.38%, 08/01/15	650	672
PanAmSat Corp., 9.00%, 08/15/14 (l)	65	70
Powercor Australia LLC, 9.00%, 06/15/16 (e)	85	94
Qwest Communications International Inc., 7.50%, 02/15/14 (o)	255	263
Qwest Communications International Inc., 7.50%, 02/15/14 (o)	80	82
Qwest Corp., 8.88%, 03/15/12 (o)	125	138
Rogers Cable Inc., 8.75%, 05/01/32	250	309
Royal KPN NV, 8.00%, 10/01/10	660	716
Sprint Capital Corp., 8.38%, 03/15/12	1,150	1,283
Sprint Capital Corp., 8.75%, 03/15/32	420	495

Sprint Nextel Corp., 6.00%, 12/01/16	20	20
Telecom Italia Capital SA, 5.25%, 10/01/15	1,400	1,328
Telefonos de Mexico SA de CV, 8.75%, 01/31/16	MXN 1,000	94
Verizon Florida Inc., 6.13%, 01/15/13	1,620	1,663
Windstream Corp., 8.63%, 08/01/16	180	197
		9,421
UTILITIES - 1.6%
AES Corp., 9.38%, 09/15/10	250	272
AES Corp., 8.88%, 02/15/11	50	54
AES Corp., 7.75%, 03/01/14 (l)	95	100
Dominion Resources Inc., 5.70%, 09/17/12	890	909
Duke Energy Corp., 4.20%, 10/01/08	800	788
Duke Energy Corp., 5.63%, 11/30/12 (l)	270	276
Exelon Corp., 5.63%, 06/15/35	950	869
FirstEnergy Corp., 6.45%, 11/15/11	510	535
FirstEnergy Corp., 7.38%, 11/15/31	1,090	1,238
NRG Energy Inc., 7.25%, 02/01/14	100	103
NRG Energy Inc., 7.38%, 02/01/16	485	498
Pacific Gas & Electric Co., 6.05%, 03/01/34	450	451
Pacific Gas & Electric Co., 5.80%, 03/01/37	300	289
Southern Natural Gas Co., 8.00%, 03/01/32	5	6
TXU Corp., 5.55%, 11/15/14	300	266
TXU Corp., 6.50%, 11/15/24	110	93
TXU Corp., 6.55%, 11/15/34	1,405	1,176
		7,923

Total Corporate Bonds and Notes (cost $116,135)		116,050

GOVERNMENT AND AGENCY OBLIGATIONS - 57.9%
GOVERNMENT SECURITIES - 10.3%
Municipals - 0.3%
Tennessee Valley Authority, 5.98%, 04/01/36	1,250	1,361

Sovereign - 1.5%
Brazilian Government International Bond, 8.00%, 01/15/18	314	355
Brazilian Government International Bond, 8.75%, 02/04/25	1,025	1,317
Colombia Government International Bond, 10.00%, 01/23/12	80	94
Colombia Government International Bond, 10.75%, 01/15/13	275	341
Mexico Government International Bond, 10.38%, 02/17/09	40	44
Mexico Government International Bond, 6.38%, 01/16/13	401	423
Mexico Government International Bond, 5.88%, 01/15/14	875	901
Mexico Government International Bond, 6.75%, 09/27/34	616	672
Province of Quebec, Canada, 4.60%, 05/26/15 (l)	1,475	1,425
Region of Lombardy Italy, 5.80%, 10/25/32	750	769
Russia Government International Bond, 8.25%, 03/31/10	4	4
Russia Government International Bond, 11.00%, 07/24/18	625	902
Russia Government International Bond, 7.50%, 03/31/30	330	374

		7,621
Treasury Inflation Index Securities - 2.5%
U.S. Treasury Inflation Index Note, 0.88%, 04/15/10 (l)	937	909
U.S. Treasury Inflation Index Note, 2.38%, 04/15/11 (l)	1,621	1,643
U.S. Treasury Inflation Index Note, 2.00%, 01/15/16 (l)	4,018	3,956
U.S. Treasury Inflation Index Note, 2.50%, 07/15/16, TBA (c)	421	432
U.S. Treasury Inflation Index Note, 2.00%, 01/15/26 (l)	959	911
U.S. Treasury Inflation Index Note, 2.38%, 01/15/27, TBA (c) (l)	4,366	4,402
		12,253
U.S. Treasury Securities - 6.0%
U.S. Treasury Bond, 8.88%, 08/15/17	130	174
U.S. Treasury Bond, 6.13%, 11/15/27 (l)	100	115
U.S. Treasury Bond, 4.50%, 02/15/36 (l)	315	297
U.S. Treasury Bond, 4.75%, 02/15/37 (l)	1,410	1,388
U.S. Treasury Note, 4.38%, 12/31/07 (l)	8,200	8,162
U.S. Treasury Note, 4.50%, 03/31/09	4,580	4,573
U.S. Treasury Note, 3.50%, 02/15/10 (l)	4,395	4,273
U.S. Treasury Note, 4.50%, 02/28/11 (l)	5,590	5,582
U.S. Treasury Note, 4.63%, 10/31/11 (l)	90	90
U.S. Treasury Note, 4.75%, 01/31/12 (l)	170	171
U.S. Treasury Note, 4.25%, 11/15/14 (l)	40	39
U.S. Treasury Note, 4.50%, 11/15/15 (l)	410	406
U.S. Treasury Note, 5.13%, 05/15/16 (l)	190	196
U.S. Treasury Note, 4.63%, 11/15/16 (l)	30	30
U.S. Treasury Note, 4.63%, 02/15/17 (l)	40	40
U.S.Treasury Strip Principal, 5.23%, 11/15/20 (k) (l)	10,080	4,202
		29,738
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 47.6%
Federal Home Loan Bank - 0.9%
Federal Home Loan Bank, 5.10%, 09/19/08 (l)	500	501
Federal Home Loan Bank, 5.40%, 01/02/09	950	950
Federal Home Loan Bank, 5.00%, 12/21/15 (l)	630	630
Federal Home Loan Bank, 4.75%, 12/16/16 (l)	250	245
Federal Home Loan Bank, 5.50%, 07/15/36 (l)	2,000	2,067
		4,393
Federal Home Loan Mortgage Corp. - 0.9%
Federal Home Loan Mortgage Corp., 1156.50%, 06/15/21	-	-
Federal Home Loan Mortgage Corp., 6.00%, 04/01/35, TBA (c)	2,000	2,016
Federal Home Loan Mortgage Corp., 6.07%, 01/01/37 (g)	2,410	2,440
		4,456
Federal National Mortgage Association - 31.2%
Federal National Mortgage Association, 5.19%, 06/25/07 (k) (q)	1,635	1,616
Federal National Mortgage Association, 4.25%, 09/15/07 (l)	4,200	4,181
Federal National Mortgage Association, 5.40%, 04/13/09	220	220
Federal National Mortgage Association, 6.63%, 09/15/09 (l)	620	645
Federal National Mortgage Association, 5.55%, 02/16/17 (l)	2,290	2,299
Federal National Mortgage Association, 6.00%, 04/16/17, TBA (c)	590	600

Federal National Mortgage Association, 5.50%, 04/21/18, TBA (c)	19,100	19,142
Federal National Mortgage Association, 10.40%, 04/25/19	3	4
Federal National Mortgage Association, 5.00%, 04/01/20, TBA (c)	8,400	8,282
Federal National Mortgage Association, 6.50%, 02/01/26	10	10
Federal National Mortgage Association, 7.50%, 08/01/29	9	10
Federal National Mortgage Association, 8.00%, 08/01/29	2	2
Federal National Mortgage Association, 7.50%, 09/01/29	23	24
Federal National Mortgage Association, 7.50%, 03/01/30	8	8
Federal National Mortgage Association, 8.00%, 04/01/30	7	8
Federal National Mortgage Association, 7.50%, 05/01/30	1	1
Federal National Mortgage Association, 7.50%, 06/01/30	4	4
Federal National Mortgage Association, 7.50%, 06/01/30	7	7
Federal National Mortgage Association, 7.50%, 07/01/30	5	5
Federal National Mortgage Association, 7.50%, 07/01/30	-	-
Federal National Mortgage Association, 8.00%, 07/01/30	18	19
Federal National Mortgage Association, 8.00%, 08/01/30	6	6
Federal National Mortgage Association, 7.50%, 09/01/30	2	2
Federal National Mortgage Association, 8.00%, 10/01/30	92	99
Federal National Mortgage Association, 7.50%, 11/01/30	4	4
Federal National Mortgage Association, 7.50%, 12/01/30	3	3
Federal National Mortgage Association, 7.50%, 01/01/31	4	4
Federal National Mortgage Association, 8.00%, 01/01/31	22	23
Federal National Mortgage Association, 8.00%, 01/01/31	34	36
Federal National Mortgage Association, 7.50%, 02/01/31	13	14
Federal National Mortgage Association, 7.50%, 02/01/31	16	17
Federal National Mortgage Association, 8.00%, 02/01/31	6	6
Federal National Mortgage Association, 7.50%, 03/01/31	4	4
Federal National Mortgage Association, 6.00%, 07/01/32	18	18
Federal National Mortgage Association, 7.00%, 07/01/32	32	33
Federal National Mortgage Association, 7.50%, 09/01/32	20	21
Federal National Mortgage Association, 4.50%, 04/01/34, TBA (c)	7,000	6,578
Federal National Mortgage Association, 5.00%, 06/01/35	446	431
Federal National Mortgage Association, 5.00%, 09/01/35	295	286
Federal National Mortgage Association, 5.00%, 09/01/35	872	844
Federal National Mortgage Association, 5.00%, 09/01/35	47	45
Federal National Mortgage Association, 5.00%, 09/01/35	240	232
Federal National Mortgage Association, 5.00%, 11/01/35	40	39
Federal National Mortgage Association, 5.00%, 11/01/35	43	41
Federal National Mortgage Association, 5.00%, 11/01/35	45	44
Federal National Mortgage Association, 6.92%, 11/01/35 (g)	326	338
Federal National Mortgage Association, 5.00%, 12/01/35	25	24
Federal National Mortgage Association, 5.00%, 01/01/36	464	449
Federal National Mortgage Association, 5.00%, 02/01/36	5,871	5,678
Federal National Mortgage Association, 5.00%, 03/01/36	39	38
Federal National Mortgage Association, 5.00%, 04/01/36	43	41
Federal National Mortgage Association, 6.50%, 04/01/36, TBA (c)	13,700	13,974
Federal National Mortgage Association, 5.00%, 04/12/36, TBA (c)	14,260	13,774

Federal National Mortgage Association, 5.50%, 04/12/36, TBA (c)	16,300	16,127
Federal National Mortgage Association, 5.00%, 05/01/36	15,324	14,804
Federal National Mortgage Association, 5.00%, 05/01/36	68	66
Federal National Mortgage Association, 5.00%, 05/01/36, TBA (c)	9,900	9,563
Federal National Mortgage Association, 5.50%, 05/11/36, TBA (c)	11,400	11,275
Federal National Mortgage Association, 5.00%, 06/01/36	902	872
Federal National Mortgage Association, 5.00%, 06/01/36	160	154
Federal National Mortgage Association, 5.00%, 10/01/36	747	723
Federal National Mortgage Association, 5.00%, 10/01/36	399	385
Federal National Mortgage Association, 5.00%, 11/01/36	277	267
Federal National Mortgage Association, 5.00%, 11/01/36	498	481
Federal National Mortgage Association, 5.00%, 11/01/36	50	48
Federal National Mortgage Association, 5.00%, 11/01/36	50	48
Federal National Mortgage Association, 5.00%, 11/01/36	544	526
Federal National Mortgage Association, 5.00%, 12/01/36	6,930	6,696
Federal National Mortgage Association, 5.00%, 12/01/36	990	957
Federal National Mortgage Association, 5.00%, 12/01/36	4,368	4,220
Federal National Mortgage Association, 5.00%, 12/01/36	1,076	1,040
Federal National Mortgage Association, 5.00%, 12/01/36	615	594
Federal National Mortgage Association, 5.00%, 12/01/36	495	479
Federal National Mortgage Association, 5.00%, 12/01/36	1,339	1,294
Federal National Mortgage Association, 5.00%, 12/01/36	140	135
Federal National Mortgage Association, 5.00%, 12/01/36	1,988	1,921
Federal National Mortgage Association, 5.00%, 12/01/36	732	707
		153,615
Government National Mortgage Association - 14.6%
Government National Mortgage Association, 6.50%, 04/18/32, TBA (c)	2,060	2,113
Government National Mortgage Association, 6.00%, 04/18/35, TBA (c)	40,500	41,019
Government National Mortgage Association, 5.50%, 04/15/36	1,637	1,628
Government National Mortgage Association, 5.50%, 05/15/36	982	976
Government National Mortgage Association, 5.50%, 06/15/36	112	111
Government National Mortgage Association, 5.50%, 08/15/36	244	242
Government National Mortgage Association, 6.00%, 08/15/36	12,502	12,665
Government National Mortgage Association, 5.50%, 11/15/36	823	819
Government National Mortgage Association, 5.50%, 11/15/36	396	394
Government National Mortgage Association, 5.50%, 12/15/36	238	237
Government National Mortgage Association, 5.50%, 12/15/36	113	113
Government National Mortgage Association, 5.50%, 12/15/36	902	897
Government National Mortgage Association, 5.50%, 12/15/36	993	988
Government National Mortgage Association, 5.50%, 12/15/36	481	478
Government National Mortgage Association, 5.50%, 12/15/36	118	117
Government National Mortgage Association, 5.50%, 01/15/37	67	67
Government National Mortgage Association, 5.50%, 01/15/37	59	59
Government National Mortgage Association, 5.50%, 01/15/37	351	349
Government National Mortgage Association, 6.00%, 01/15/37	8,532	8,643
		71,915

Total Government and Agency Obligations (cost $284,789)		285,352

SHORT TERM INVESTMENTS - 36.2%
Mutual Funds - 0.1%
Dreyfus Cash Management Plus Fund, 5.17% (a)	231	231

Repurchase Agreement - 24.9%
Repurchase Agreement with Merrill Lynch & Co. Inc., 5.25%
(Collateralized by $123,050 Federal National Mortgage Association,
5.38%, due 08/15/09, market value $125,357) acquired on 03/30/07,
due 04/02/07 at $122,954.	122,900	122,900

Securities Lending Collateral - 11.2%
Mellon GSL Delaware Business Trust Collateral Fund, 5.39% (a)	55,173	55,173

Total Short Term Investments (cost $178,304)		178,304

Total Investments - 141.1% (cost $694,877)		695,391
Other Assets and Liabilities, Net - (41.1%)		(202,461)
Total Net Assets - 100%		$492,930

JNL/Western Asset U.S. Government & Quality Bond Fund (Formerly JNL/Western U.S. Government & Quality Bond Fund)
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 11.4%
ACE Securities Corp., 5.45%, 02/25/31 (g)	$1,510	$1,509
Banc of America Commercial Mortgage Inc., 6.41%, 03/11/32 (e) (g)	2,233	2,382
Commercial Mortgage Pass Through Certificates, 5.45%, 07/16/34 (e)	4,858	4,896
CompuCredit Acquired Portfolio Voltage Master Trust, 5.49%, 09/15/18 (e) (g)	1,265	1,268
Countrywide Alternative Loan Trust, 5.53%, 07/20/46 (g)	1,770	1,774
Countrywide Alternative Loan Trust, 5.51%, 12/25/46 (g)	1,982	1,981
Countrywide Home Equity Loan Trust, 5.61%, 02/15/34 (g)	1,344	1,347
Countrywide Home Equity Loan Trust, 5.58%, 05/15/34 (e) (g)	1,530	1,530
Green Tree Financial Corp., 7.07%, 01/15/29	446	461
LB-UBS Commercial Mortgage Trust, 5.35%, 11/15/38 (g)	2,520	2,514
MASTR Adjustable Rate Mortgages Trust, 4.37%, 02/25/34 (g)	1,632	1,614
Morgan Stanley Mortgage Loan Trust, 5.36%, 10/25/34 (g)	1,056	1,061
Provident Funding Mortgage Loan Trust, 4.38%, 10/25/35 (g)	1,532	1,531
SACO I Inc., 5.45%, 06/25/36 (g)	1,395	1,394
Structured Asset Securities Corp., 5.53%, 08/25/36 (g)	2,232	2,236
Waverly Community School, 5.45%, 06/25/36 (g)	1,465	1,466

Total Non-U.S. Government Agency Asset-Backed Securities (cost $29,049)		28,964

CORPORATE BONDS AND NOTES - 0.7%
FINANCIALS - 0.7%
Superior Wholesale Inventory Financing Trust, 5.42%, 01/15/12 (g)	1,800	1,801

Total Corporate Bonds and Notes (cost $1,800)		1,801

GOVERNMENT AND AGENCY OBLIGATIONS - 90.4%
GOVERNMENT SECURITIES - 22.5%
Treasury Inflation Index Securities - 5.0%
U.S. Treasury Inflation Index Note, 2.38%, 04/15/11 (l)	3,222	3,264
U.S. Treasury Inflation Index Note, 2.50%, 07/15/16, TBA (c) (l)	2,285	2,345
U.S. Treasury Inflation Index Note, 2.00%, 01/15/26 (l)	5,277	5,021
U.S. Treasury Inflation Index Note, 2.38%, 01/15/27, TBA (c) (l)	2,018	2,034
		12,664
U.S. Treasury Securities - 17.5%
U.S. Treasury Bond, 5.38%, 02/15/31	1,300	1,386
U.S. Treasury Bond, 4.50%, 02/15/36 (l)	7,610	7,175
U.S. Treasury Bond, 4.75%, 02/15/37 (l)	13,380	13,171
U.S. Treasury Note, 3.38%, 10/15/09 (l)	13,000	12,633
U.S. Treasury Note, 4.00%, 04/15/10 (l)	5,600	5,514
U.S. Treasury Note, 4.25%, 08/15/15 (l)	1,170	1,139
U.S. Treasury Note, 4.50%, 11/15/15 (l)	2,500	2,475
U.S. Treasury Note, 4.63%, 11/15/16 (l)	900	897
		44,390
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 67.9%
Federal Home Loan Bank - 1.8%
Federal Home Loan Bank, 5.25%, 12/11/20	4,500	4,519

Federal Home Loan Mortgage Corp. - 6.5%
Federal Home Loan Mortgage Corp., 7.00%, 07/01/11	2	3
Federal Home Loan Mortgage Corp., 6.50%, 08/01/13	20	21
Federal Home Loan Mortgage Corp., 8.25%, 04/01/17	-	-
Federal Home Loan Mortgage Corp., 4.50%, 05/01/20, TBA (c)	1,000	968
Federal Home Loan Mortgage Corp., 8.00%, 07/01/20	43	45
Federal Home Loan Mortgage Corp. - Interest Only, 5.50%, 01/15/23	1,352	32
Federal Home Loan Mortgage Corp., 6.00%, 11/01/28	458	465
Federal Home Loan Mortgage Corp., 7.00%, 04/01/29	107	111
Federal Home Loan Mortgage Corp., 7.00%, 10/01/31	5	5
Federal Home Loan Mortgage Corp., 7.00%, 11/01/31	4	4
Federal Home Loan Mortgage Corp., 7.00%, 02/01/32	120	124
Federal Home Loan Mortgage Corp., 7.00%, 03/01/32	116	120
Federal Home Loan Mortgage Corp., 7.00%, 04/01/32	80	83
Federal Home Loan Mortgage Corp., 7.00%, 04/01/32	12	12
Federal Home Loan Mortgage Corp., 4.50%, 04/15/32	183	169
Federal Home Loan Mortgage Corp., 7.00%, 06/01/32	14	14
Federal Home Loan Mortgage Corp., 7.00%, 06/01/32	6	6
Federal Home Loan Mortgage Corp., 7.00%, 08/01/32	9	9
Federal Home Loan Mortgage Corp., 5.00%, 08/01/33	1,683	1,631
Federal Home Loan Mortgage Corp., 5.00%, 04/01/35, TBA (c)	9,200	8,891
Federal Home Loan Mortgage Corp., 5.90%, 01/01/37 (g)	3,600	3,642
		16,355

Federal National Mortgage Association - 52.8%
Federal National Mortgage Association, 5.19%, 06/25/07 (k) (q)	125	124
Federal National Mortgage Association, 5.21%, 06/27/07 (k) (q)	60	59
Federal National Mortgage Association, 4.88%, 01/11/08	2,500	2,495
Federal National Mortgage Association, 3.68%, 02/17/09 (g)	2,000	1,966
Federal National Mortgage Association, 12.50%, 09/20/15	1	1
Federal National Mortgage Association, 12.00%, 01/01/16	53	58
Federal National Mortgage Association, 12.00%, 01/15/16	1	1
Federal National Mortgage Association, 12.50%, 01/15/16	29	32
Federal National Mortgage Association, 6.00%, 04/16/17, TBA (c)	300	305
Federal National Mortgage Association, 5.50%, 04/21/18, TBA (c)	13,800	13,830
Federal National Mortgage Association, 5.00%, 02/01/19	925	913
Federal National Mortgage Association, 11.50%, 09/01/19	-	-
Federal National Mortgage Association, 5.00%, 04/01/20, TBA (c)	4,900	4,831
Federal National Mortgage Association, 10.50%, 08/01/20	7	8
Federal National Mortgage Association, 6.50%, 03/01/26	6	7
Federal National Mortgage Association, 7.00%, 05/01/26	9	9
Federal National Mortgage Association, 7.00%, 11/01/28	17	18
Federal National Mortgage Association, 7.00%, 12/01/28	6	6
Federal National Mortgage Association, 7.00%, 12/01/28	4	4
Federal National Mortgage Association, 7.00%, 03/01/29	42	44
Federal National Mortgage Association, 7.00%, 03/01/29	6	7
Federal National Mortgage Association, 8.00%, 07/01/29	1	1
Federal National Mortgage Association, 8.00%, 11/01/29	18	20
Federal National Mortgage Association, 8.00%, 12/01/29	28	30
Federal National Mortgage Association, 7.00%, 01/01/30	34	35
Federal National Mortgage Association, 8.00%, 01/01/30	39	41
Federal National Mortgage Association, 8.00%, 02/01/30	6	7
Federal National Mortgage Association, 8.00%, 05/01/30	3	3
Federal National Mortgage Association, 6.53%, 05/25/30	548	549
Federal National Mortgage Association, 8.00%, 09/01/30	-	-
Federal National Mortgage Association, 8.00%, 10/01/30	39	42
Federal National Mortgage Association, 8.00%, 01/01/31	96	101
Federal National Mortgage Association, 8.00%, 01/01/31	5	5
Federal National Mortgage Association, 6.00%, 02/01/31	354	359
Federal National Mortgage Association, 7.50%, 02/01/31	48	50
Federal National Mortgage Association, 8.00%, 02/01/31	20	21
Federal National Mortgage Association, 8.00%, 02/01/31	25	27
Federal National Mortgage Association, 8.00%, 03/01/31	4	4
Federal National Mortgage Association, 8.00%, 03/01/31	9	10
Federal National Mortgage Association, 8.00%, 03/01/31	6	7
Federal National Mortgage Association, 8.00%, 04/01/31	2	3
Federal National Mortgage Association, 6.00%, 01/01/33	1,382	1,399
Federal National Mortgage Association, 6.00%, 04/15/34, TBA (c)	6,600	6,647
Federal National Mortgage Association, 6.00%, 06/01/35	177	178
Federal National Mortgage Association, 5.00%, 09/01/35	179	173
Federal National Mortgage Association, 5.00%, 09/01/35	194	188

Federal National Mortgage Association, 6.00%, 10/01/35	884	891
Federal National Mortgage Association, 6.00%, 10/01/35	527	531
Federal National Mortgage Association, 6.00%, 10/01/35	62	62
Federal National Mortgage Association, 6.00%, 11/01/35	659	665
Federal National Mortgage Association, 6.00%, 11/01/35	158	159
Federal National Mortgage Association, 6.00%, 11/01/35	891	898
Federal National Mortgage Association, 5.00%, 12/01/35	625	605
Federal National Mortgage Association, 6.00%, 02/01/36	525	529
Federal National Mortgage Association, 6.50%, 02/01/36	1,631	1,664
Federal National Mortgage Association, 6.50%, 02/01/36	672	686
Federal National Mortgage Association, 6.50%, 02/01/36	656	670
Federal National Mortgage Association, 5.00%, 03/01/36	15,397	14,875
Federal National Mortgage Association, 6.00%, 03/01/36	197	199
Federal National Mortgage Association, 6.00%, 03/01/36	446	450
Federal National Mortgage Association, 6.00%, 03/01/36	793	799
Federal National Mortgage Association, 6.50%, 03/01/36	3,290	3,356
Federal National Mortgage Association, 5.50%, 04/01/36	662	655
Federal National Mortgage Association, 5.50%, 04/01/36	39	39
Federal National Mortgage Association, 5.50%, 04/01/36	231	228
Federal National Mortgage Association, 5.50%, 04/01/36	295	292
Federal National Mortgage Association, 5.50%, 04/01/36	70	69
Federal National Mortgage Association, 5.50%, 04/01/36	239	236
Federal National Mortgage Association, 5.50%, 04/01/36	176	174
Federal National Mortgage Association, 5.50%, 04/01/36	316	313
Federal National Mortgage Association, 5.50%, 04/01/36	33	33
Federal National Mortgage Association, 5.50%, 04/01/36	932	922
Federal National Mortgage Association, 6.00%, 04/01/36	439	442
Federal National Mortgage Association, 6.00%, 04/01/36	893	899
Federal National Mortgage Association, 6.00%, 04/01/36	197	198
Federal National Mortgage Association, 5.00%, 04/12/36, TBA (c)	28,150	27,191
Federal National Mortgage Association, 5.50%, 04/12/36, TBA (c)	8,400	8,311
Federal National Mortgage Association, 5.00%, 05/01/36, TBA (c)	1,000	966
Federal National Mortgage Association, 5.50%, 05/01/36	280	277
Federal National Mortgage Association, 5.50%, 05/01/36	83	82
Federal National Mortgage Association, 5.50%, 05/01/36	976	966
Federal National Mortgage Association, 5.50%, 05/01/36	567	561
Federal National Mortgage Association, 5.50%, 05/01/36	158	156
Federal National Mortgage Association, 5.50%, 05/01/36	41	41
Federal National Mortgage Association, 5.50%, 05/01/36	96	95
Federal National Mortgage Association, 5.50%, 05/01/36	610	604
Federal National Mortgage Association, 5.50%, 05/01/36	32	32
Federal National Mortgage Association, 5.50%, 05/01/36	213	211
Federal National Mortgage Association, 5.50%, 05/01/36	318	314
Federal National Mortgage Association, 5.50%, 05/01/36	663	656
Federal National Mortgage Association, 5.50%, 05/01/36	370	366
Federal National Mortgage Association, 5.50%, 05/01/36	297	294
Federal National Mortgage Association, 5.50%, 05/01/36	280	277

Federal National Mortgage Association, 5.50%, 05/01/36	297	294
Federal National Mortgage Association, 6.00%, 05/01/36	186	187
Federal National Mortgage Association, 5.50%, 06/01/36	950	940
Federal National Mortgage Association, 5.50%, 06/01/36	665	658
Federal National Mortgage Association, 5.50%, 06/01/36	481	476
Federal National Mortgage Association, 5.50%, 06/01/36	25	25
Federal National Mortgage Association, 5.50%, 06/01/36	307	304
Federal National Mortgage Association, 5.50%, 06/01/36	110	108
Federal National Mortgage Association, 5.50%, 06/01/36	161	159
Federal National Mortgage Association, 5.50%, 06/01/36	351	348
Federal National Mortgage Association, 5.50%, 06/01/36	35	35
Federal National Mortgage Association, 5.50%, 06/01/36	162	161
Federal National Mortgage Association, 5.50%, 06/01/36	935	926
Federal National Mortgage Association, 6.00%, 06/01/36	925	932
Federal National Mortgage Association, 6.00%, 06/01/36	428	432
Federal National Mortgage Association, 6.00%, 06/01/36	372	375
Federal National Mortgage Association, 6.00%, 06/01/36	356	358
Federal National Mortgage Association, 6.00%, 06/01/36	389	392
Federal National Mortgage Association, 6.00%, 06/01/36	495	499
Federal National Mortgage Association, 5.50%, 07/01/36	728	720
Federal National Mortgage Association, 5.50%, 07/01/36	172	170
Federal National Mortgage Association, 5.50%, 07/01/36	182	180
Federal National Mortgage Association, 5.50%, 07/01/36	645	638
Federal National Mortgage Association, 5.50%, 07/01/36	557	551
Federal National Mortgage Association, 6.00%, 07/01/36	485	489
Federal National Mortgage Association, 6.00%, 07/01/36	458	462
Federal National Mortgage Association, 6.00%, 07/01/36	386	389
Federal National Mortgage Association, 5.50%, 08/01/36	26	26
Federal National Mortgage Association, 5.50%, 08/01/36	737	730
Federal National Mortgage Association, 6.00%, 08/01/36	391	393
Federal National Mortgage Association, 6.00%, 08/01/36	519	523
Federal National Mortgage Association, 6.00%, 08/01/36	316	318
Federal National Mortgage Association, 6.00%, 08/01/36	345	347
Federal National Mortgage Association, 6.00%, 09/01/36	430	433
Federal National Mortgage Association, 6.00%, 09/01/36	265	267
Federal National Mortgage Association, 5.00%, 12/01/36	553	534
Federal National Mortgage Association, 5.00%, 12/01/36	551	532
Federal National Mortgage Association, 5.00%, 12/01/36	279	270
Federal National Mortgage Association, 5.00%, 12/01/36	359	347
Federal National Mortgage Association, 6.00%, 12/01/36	498	502
Federal National Mortgage Association, 4.68%, 06/25/43 (g)	10,000	9,673
		133,660
Government National Mortgage Association - 6.8%
Government National Mortgage Association, 13.50%, 07/15/10	30	33
Government National Mortgage Association, 6.00%, 04/15/29	5	5
Government National Mortgage Association, 6.00%, 05/15/32	5	5
Government National Mortgage Association, 6.00%, 07/15/32	4	4
Government National Mortgage Association, 6.00%, 01/15/34	41	41
Government National Mortgage Association, 6.00%, 01/15/34	29	30
Government National Mortgage Association, 6.00%, 06/15/34	11	11
Government National Mortgage Association, 6.00%, 09/01/34	961	975
Government National Mortgage Association, 6.00%, 09/01/34	86	87
Government National Mortgage Association, 6.00%, 09/15/34	314	319
Government National Mortgage Association, 5.00%, 04/01/35, TBA (c)	1,150	1,119
Government National Mortgage Association, 6.00%, 04/15/35	878	889
Government National Mortgage Association, 6.00%, 04/15/35	280	283
Government National Mortgage Association, 6.00%, 04/18/35, TBA (c)	6,100	6,178
Government National Mortgage Association, 5.50%, 04/23/35, TBA (c)	1,700	1,690
Government National Mortgage Association, 6.00%, 05/15/35	951	963
Government National Mortgage Association, 6.00%, 05/15/35	35	36
Government National Mortgage Association, 6.00%, 06/15/35	43	44
Government National Mortgage Association, 6.00%, 07/15/35	927	940
Government National Mortgage Association, 6.00%, 07/15/35	990	1,003
Government National Mortgage Association, 6.00%, 01/15/36	2,609	2,647
		17,302

Total Government and Agency Obligations (cost $229,191)		228,890

SHORT TERM INVESTMENTS - 50.8%
Mutual Funds - 0.1%
Dreyfus Cash Management Plus Fund, 5.17% (a)	261	261

Repurchase Agreement - 23.5%
Repurchase Agreement with Merrill Lynch & Co. Inc., 5.25%
(Collateralized by $60,240 Federal Home Loan Bank, 5.33%,
due 03/06/12, market value $60,692) acquired on 03/30/07,
due 04/02/07 at $59,526	59,500	59,500

Securities Lending Collateral - 21.7%
Mellon GSL Delaware Business Trust Collateral Fund, 5.39% (a)	54,971	54,971

U.S. Treasury Securities - 5.5%
U.S. Treasury Bill, 5.11%, 04/19/07 (k) (q)	13,950	13,914

Total Short Term Investments (cost $128,646)		128,646

Total Investments - 153.3% (cost $388,686)		388,301
Other Assets and Liabilities, Net - (53.3%)		(135,039)
Total Net Assets - 100%		$253,262

JNL Series Trust (Unaudited)
Notes to the Schedules of Investments (dollar amounts in thousands)
March 31, 2007

(a)	Dividend yield changes daily to reflect current market conditions. Rate is the quoted yield as of March 31, 2007.
(b)	Non-income producing security.
(c)	Investment purchased on a when-issued basis. As of March 31, 2007, the total cost of investments purchased on a when-issued basis for the JNL/Goldman Sachs Short Duration Bond Fund, JNL/Mellon Capital Management Bond Index Fund, JNL/Mellon Capital Management
International Index Fund, JNL/PIMCO Real Return Fund, JNL/PIMCO Total Return Bond Fund, JNL/Select Balanced Fund, JNL/Western Asset Strategic Bond Fund,
and JNL/Western Asset U.S. Government & Quality Bond Fund are: $203; $7,155; $45; $287,686; $66,890; $4,277; $149,975 and $85,508, respectively.
(d)	Investment in affiliate.
(e)	Rule 144A provides an exemption from the registration requirements of the Securities Act of 1933, as amended, for resale of this security to an institutional investor. The Fund has deemed this security to be liquid based on procedures approved by the Board of Trustees. As of
March 31, 2007 the value of 144A securities, in JNL/FMR Balanced Fund, JNL/Franklin Templeton Global Growth Fund, JNL/Franklin
Templeton Income Fund, JNL/Goldman Sachs Short Duration Bond Fund, JNL/JPMorgan International Equity Fund, JNL/Lazard Emerging Markets Fund,
JNL/Mellon Capital Management Bond Index Fund, JNL/PIMCO Total Return Bond Fund, JNL/Select Balanced Fund, JNL/Select Money Market Fund,
JNL/T. Rowe Price Value Fund, JNL/Western Asset High Yield Bond Fund, JNL/Western Asset Strategic Bond Fund, and JNL/Western Asset U.S. Government &
Quality Bond Fund are: $69; $989; $13,386; $13,507; $2,024; $1,995; $251; $56,401; $4,339; $3,515; $2,486; $61,219; $27,507 and $10,076, respectively.
(f)	Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. As of March 31, 2007 the percentage of net assets invested in fair valued securites are as follows: JNL/Credit Suisse Global Natural Resources Fund - 1.28%; JNL/FMR Balanced Fund - 0.04%;
JNL/Franklin Templeton Income Fund - 1.46%; JNL/Lazard Emerging Markets Fund - 1.23%; JNL/Mellon Capital Management International Index Fund - 0.03%;
JNL/Oppenheimer Global Growth Fund - 0.84%; JNL/PIMCO Real Return Fund - 0.49%; JNL/PIMCO Total Return Bond Fund - 1.89%;
JNL/Select Balanced Fund - 0.06%; JNL/Western Asset High Yield Bond Fund - 0.48%; and JNL/Western Asset Strategic Bond Fund - 2.13%.
(g)	Variable rate security. Rate stated is in effect as of March 31, 2007.
(h)	Security is a "step-up" bond where the coupon increases or steps up at a predetermined date. Rated stated is the coupon as of March 31, 2007.
(i)	Issuer is in Chapter 11 bankruptcy and is in default relating to principal and/or interest.
(j)	Convertible security.
(k)	Zero coupon security. Rate stated is the effective yield as of March 31, 2007.
(l)	All or portion of the security has been loaned.
(m)	All or a portion of the security has been segregated as collateral for securities held short. Total value of segregated securities at March 31, 2007 was $20,176.
(n)	Security in which the interest rate is inversely affected by upgrades or downgrades to the credit rating.
(o)	Perpetual maturity security. Date listed is the first call date, security is subject to call at 100 thereafter. Interest rate is fixed until the first call date and variable thereafter.
(p)	Par amounts are listed in United States Dollars unless otherwise noted.
(q)	All or a portion of the security pledged as collateral for open futures contracts. As of March 31, 2007 the value of collateral in JNL/Mellon Capital Management
Enhanced S&P 500 Stock Index Fund, JNL/Mellon Capital Management International Index Fund, JNL/Mellon Capital Management S&P 400 MidCap Index Fund,
JNL/Mellon Capital Management S&P 500 Index Fund, JNL/Mellon Capital Management Small Cap Index Fund, JNL/PIMCO Real Return Fund, JNL/PIMCO Total
Return Bond Fund, JNL/Putnam Equity Fund, JNL/Western Asset Strategic Bond Fund and JNL/Western Asset U.S. Government & Quality Bond Fund are: $169;
$996; $653; $767; $490; $896; $5,267; $131; $1,616 and $382, respectively.
(r)	Included within (Other Assets and Liabilities, Net) is $805 of cash held by brokers as collateral for open futures contracts.

Abbreviations:
ADR - American Depository Receipt	JPY - Japanese Yen
AUD - Australian Dollar	KRW - Korean Won
BRL - Brazilian Real	MXN - Mexican Peso
CAD - Canadian Dollar	NOK - Norwegian Krone
CHF - Swiss Franc	NZD - New Zealand Dollar
CLP - Chilean Peso	PLN - Polish Zloty
CNY - Chinese Yuan	RUB - Russian Ruble
DKK - Danish Krone	SEK - Swedish Krona
EUR - European Currency Unit (Euro)	SGD - Singapore Dollar
GBP - British Pound	TBA - To Be Announced
GDR - Global Depository Receipt	TWD - New Taiwan Dollar
HKD - Hong Kong Dollar	USD - United States Dollar
HUF - Hungarian Forint	virt-x - a crossboarder Recognised Investment Exchange (RIE)
ILS - Israeli Shekel	YEN - Euroyen, Japanese Yen traded in Eurocurrency markets
INR - Indian Rupee	ZAR - South African Rand
INS RECP - Institutional Receipt	"-" Amount rounds to less than one thousand.

Security Valuation - The net asset value shall be determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the New York Stock Exchange
("NYSE") is open for trading. Bonds are valued on the basis of prices furnished by approved pricing services or based on quotations provided by reputable broker-
dealers. Stocks and investment funds traded on an exchange are valued at the last quoted sale price on the exchange which the security is principally traded or final bid price in the absence of a sale. Investments in mutual funds and the securities lending collateral investment are valued at the net asset value per share determined as of the close of the NYSE on the valuation date. Other short-term securities maturing within 60 days and all securities in the JNL/Select Money Fund are valued at amortized cost, which approximates market value. Stocks not listed on a national or foreign stock exchange are valued at the closing bid price on the over-the-counter market. Exchange traded options are valued by approved pricing sources at the last sale price as of the close of business on the local exchange. Futures contracts are valued at the settlement price. In the event that the settlement price is unavailable, the closing price will be used for valuation. Forward currency contracts are marked-
to-market daily based on the forward currency exchange rates determined as of the close of the NYSE. Swaps are marked-to-market daily based upon information provided from market makers or pricing vendors. Pursuant to procedures adopted by the Trust's Board of Trustees ("Board"), the Funds may utilize international Fair
Value Pricing ("FVP). FVP determinations are made in good faith in accordance with these procedures. If a development or event is so significant that there is a reasonably high degree of certainty that the effect of the development or event has caused the closing price to no longer reflect the actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE. Significant events include material movements in the U.S. securities markets prior to the opening of foreign markets on the following day, as well as company specific or geography specific developments. FVP results in an estimated price that reasonably reflects the current market conditions in order to value the fund holdings, such that shareholder transactions receive a fair net asset value. A security for which no quotations are readily available or a quotation is not reflective of the value of such security shall be "fair valued" pursuant to the Board approved procedures. In general, the "fair value" of a security shall be the amount the owner of such security might reasonably expect to receive upon its current sale. Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures approved by the Board.

Securities Loaned - The Trust has entered into a securities lending arrangement with the custodian. Under the terms of the agreement, the Funds receive a fee equal to a percentage of the net income generated by the collateral held during each lending transaction. The custodian is authorized to loan securities on behalf of the Funds to approved borrowers and is required to maintain collateral at least equal in value to the value of the securities loaned. Cash collateral is invested by the custodian in the Mellon GSL Delaware Business Trust Collateral Fund (a pooled investment fund approved by the Adviser). In the event of bankruptcy or other default of the borrower, the Fund could experience delays in liquidating the loan collateral or recovering the loaned securities and incur expenses related to enforcing its rights. In addition, there could be a decline in the value of the collateral or in the fair value of the securities loaned while the Fund seeks to enforce its rights thereto and the Fund could experience subnormal levels of income or lack of access to income during that period. The Funds bear the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

Investments in affiliates - During the period ended March 31, 2007, certain Funds invested in money market funds for temporary purposes, which are managed by an affiliate. The JNL Money Market Fund is offered as a cash management tool to the Funds and their affiliates and is not available for direct purchase by members of the public. Certain Funds participating in securities lending receive cash collateral, which is invested by the custodian in the Mellon GSL Delaware Business Trust Collateral Fund (a pooled fund approved by JNAM) which may be considered affiliated with the Funds.

The following Funds invested soley in other affiliated Funds of the Trust and JNL Variable Funds: JNL/Franklin Templeton Founding Strategy Fund,
JNL/S&P Disciplined Growth Fund, JNL/S&P Disciplined Moderate Fund, JNL/S&P Disciplined Moderate Growth Fund, JNL/S&P Managed Aggressive
Growth Fund, JNL/S&P Managed Conservative Fund, JNL/S&P Managed Growth Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed
Moderate Growth Fund, JNL/S&P Retirement 2015 Fund, JNL/S&P Retirement 2020 Fund, JNL/S&P Retirement 2025 Fund, and JNL/S&P Retirement
Income Fund.

The JNL/Mellon Capital Management International Index Fund invested in Prudential Plc, the parent company of Jackson National Life Insurance Co.
The JNL/Mellon Capital Management S&P 500 Stock Index Fund invested in Mellon Financial Corp., the parent company of its subadvisor. Transactions for the period ended March 31, 2007 are shown below (in thousands):

	Value
	Beginning		Sales	Dividend	Value End
Affiliate	of Period	Purchases	Proceeds	Income	of Period
Mellon Financial Corp.	$760	$39	$-	$4	$817
Prudential Plc	1,283	-	-	-	1,323

Federal Income Tax Matters - As of March 31, 2007, the cost of investments and net unrealized appreciation/depreciation for income tax purposes are as follows (in thousands):
	Tax	Gross	Gross	Net Unrealized
	Cost of	Unrealized	Unrealized	Appreciation/
	Investments	Appreciation	Depreciation	(Depreciation)
JNL/AIM Large Cap Growth Fund	$ 308,818	$ 52,482	$ (2,503)	$ 49,979
JNL/AIM Real Estate Fund	341,802	42,977	(4,086)	38,891
JNL/AIM Small Cap Growth Fund	71,989	11,495	(1,608)	9,887
JNL/Alger Growth Fund	212,111	18,009	(7,383)	10,626
JNL/Credit Suisse Global Natural Resources Fund	36,111	3,000	(363)	2,637
JNL/Credit Suisse Long/Short Fund	54,586	1,869	(1,600)	269
JNL/Eagle Core Equity Fund	135,001	9,685	(2,868)	6,817
JNL/Eagle SmallCap Equity Fund	216,927	46,545	(3,766)	42,779
JNL/FMR Balanced Fund	212,505	16,960	(3,064)	13,896
JNL/FMR Mid-Cap Equity Fund	243,771	25,140	(9,116)	16,024
JNL/Franklin Templeton Founding Strategy Fund	144,345	1,221	(325)	896
JNL/Franklin Templeton Global Growth Fund	73,446	1,076	(1,156)	(80)
JNL/Franklin Templeton Income Fund	177,386	4,971	(1,197)	3,774
JNL/Franklin Templeton Mutual Shares Fund	91,172	2,241	(1,500)	741
JNL/Franklin Templeton Small Cap Value Fund	159,863	22,105	(5,483)	16,622
JNL/Goldman Sachs Mid Cap Value Fund	203,223	22,577	(2,884)	19,693
JNL/Goldman Sachs Short Duration Bond Fund	287,523	2,346	(184)	2,162
JNL/JPMorgan International Equity Fund	426,145	72,384	(6,098)	66,286
JNL/JPMorgan International Value Fund	718,708	76,297	(8,385)	67,912
JNL/Lazard Emerging Markets Fund	140,121	13,719	(4,172)	9,547
JNL/Lazard Mid Cap Value Fund	268,995	21,982	(5,701)	16,281
JNL/Lazard Small Cap Value Fund	211,618	13,822	(7,253)	6,569
JNL/Mellon Capital Management Bond Index Fund	373,699	1,347	(1,979)	(632)
JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund	74,249	11,436	(1,383)	10,053
JNL/Mellon Capital Management International Index Fund	578,356	143,813	(6,653)	137,160
JNL/Mellon Capital Management S&P 400 MidCap Index Fund	498,362	86,420	(16,383)	70,037
JNL/Mellon Capital Management S&P 500 Index Fund	529,069	119,842	(18,558)	101,284
JNL/Mellon Capital Management Small Cap Index Fund	425,459	77,531	(23,726)	53,805
JNL/Oppenheimer Global Growth Fund	349,815	75,545	(7,251)	68,294
JNL/Oppenheimer Growth Fund	32,648	3,450	(808)	2,642
JNL/PIMCO Real Return Fund	553,086	60	(2,257)	(2,197)
JNL/PIMCO Total Return Bond Fund	912,532	3,397	(4,285)	(888)
JNL/PPM America Value Equity Fund	238,251	8,581	(7,542)	1,039
JNL/Putnam Equity Fund	102,662	11,555	(2,769)	8,786
JNL/Putnam Midcap Growth Fund	42,714	3,530	(1,298)	2,232
JNL/S&P Disciplined Growth Fund	1,906	21	(13)	8
JNL/S&P Disciplined Moderate Fund	2,657	30	(9)	21
JNL/S&P Disciplined Moderate Growth Fund	5,237	46	(35)	11
JNL/S&P Growth Retirement Strategy Fund	3,427	55	(11)	44
JNL/S&P Managed Aggressive Growth Fund	646,309	118,883	(86,297)	32,586
JNL/S&P Managed Conservative Fund	158,296	5,695	(987)	4,708
JNL/S&P Managed Growth Fund	1,140,353	186,287	(47,188)	139,099
JNL/S&P Managed Moderate Fund	345,731	18,099	(1,222)	16,877
JNL/S&P Managed Moderate Growth Fund	1,084,475	120,315	(13,499)	106,816
JNL/S&P Moderate Growth Retirement Strategy Fund	3,425	46	(5)	41
JNL/S&P Moderate Retirement Strategy Fund	2,905	32	(5)	27
JNL/S&P Retirement 2015 Fund	6,792	310	(22)	288
JNL/S&P Retirement 2020 Fund	3,199	142	(9)	133
JNL/S&P Retirement 2025 Fund	1,795	61	(9)	52
JNL/S&P Retirement Income Fund	13,513	335	(49)	286
JNL/Select Balanced Fund	449,416	53,358	(4,949)	48,409
JNL/Select Global Growth Fund	116,853	17,284	(2,155)	15,129
JNL/Select Large Cap Growth Fund	136,434	13,300	(4,030)	9,270
JNL/Select Money Market Fund	346,765	-	-	-
JNL/Select Value Fund	436,288	65,534	(2,746)	62,788
JNL/T. Rowe Price Established Growth Fund	735,424	135,576	(16,940)	118,636

JNL/T. Rowe Price Mid-Cap Growth Fund	657,819	161,173	(19,946)	141,227
JNL/T. Rowe Price Value Fund	607,402	122,716	(19,916)	102,800
JNL/Western Asset High Yield Bond Fund	418,353	12,013	(3,362)	8,651
JNL/Western Asset Strategic Bond Fund	695,065	4,011	(3,685)	326
JNL/Western Asset U.S. Government & Quality Bond Fund	388,687	1,127	(1,513)	(386)

Readers should review the annual or semi-annual report filed with the Securities & Exchange Commission which contains additional information.

Schedule of Written Options (in thousands except contracts):
	Expiration Date	Exercise Price	Contracts	Value (000’s)
JNL/Oppenheimer Growth Fund
Apple Inc. Call Option	1/19/2008	95.00	26	$ (8)
				$ (8)

JNL/PIMCO Total Return Bond Fund
Call Swaption, 3 month LIBOR versus 5.34% fixed	6/7/2007	N/A	130	$ (216)
Call Swaption, 3 month LIBOR versus 5.33% fixed	6/7/2007	N/A	30	(48)
Call Swaption, 3 month LIBOR versus 4.95% fixed	7/2/2007	N/A	78	(47)
Call Swaption, 3 month LIBOR versus 5.60% fixed	6/29/2007	N/A	130	(355)
Call Swaption, 3 month LIBOR versus 5.50% fixed	7/2/2007	N/A	215	(569)
Call Swaption, 3 month LIBOR versus 5.37% fixed	7/2/2007	N/A	370	(679)
Call Swaption, 3 month LIBOR versus 5.01% fixed	10/25/2007	N/A	110	(118)
Call Swaption, 3 month LIBOR versus 4.9% fixed	8/8/2007	N/A	110	(68)
Call Swaption, 3 month LIBOR versus 4.9% fixed	8/8/2007	N/A	60	(36)
Call Swaption, 3 month LIBOR versus 4.9% fixed	2/1/2008	N/A	50	(51)
Call Swaption, 3 month LIBOR versus 4.9% fixed	3/31/2008	N/A	234	(257)
Call Swaption, 3 month LIBOR versus 5.1% fixed	2/1/2008	N/A	230	(330)
Call Swaption, 3 month LIBOR versus 4.9% fixed	3/31/2008	N/A	170	(186)
Call Swaption, 6 month EURIBOR versus 4.10% fixed	7/2/2007	N/A	80	(20)
Call Swaption, 6 month EURIBOR versus 4.10% fixed	7/2/2007	N/A	50	(12)
Call Swaption, 6 month EURIBOR versus 4.23% fixed	7/2/2007	N/A	60	(33)
Call Swaption, 6 month EURIBOR versus 4.10% fixed	7/2/2007	N/A	20	(5)
Call Swaption, British Pound Sterling versus 4.85% fixed	6/15/2007	N/A	5	-
Call Swaption, British Pound Sterling versus 4.85% fixed	6/15/2007	N/A	8	-
Euro-Bund Future Call Option	5/24/2007	116.00	57	(17)
Euro-Bund Future Call Option	5/24/2007	117.00	109	(10)
Euro-Bund Future Call Option	5/24/2007	118.00	73	(2)
Euro-Bund Future Put Option	5/24/2007	114.00	239	(80)
U.S. 10-Year Treasury Note Future Call Option	5/25/2007	108.00	98	(78)
U.S. 10-Year Treasury Note Future Call Option	5/25/2007	109.00	58	(23)
U.S. 10-Year Treasury Note Future Call Option	5/25/2007	110.00	29	(5)
U.S. 10-Year Treasury Note Future Put Option	5/25/2007	104.00	41	(1)
U.S. 10-Year Treasury Note Future Put Option	5/25/2007	105.00	170	(5)
U.S. 10-Year Treasury Note Future Put Option	5/25/2007	107.00	29	(9)
				$ (3,260)

JNL/PIMCO Real Return Fund
U.S. 10-Year Treasury Note Future Call Option	5/25/2007	108.00	66	$ (53)
U.S. 10-Year Treasury Note Future Put Option	5/25/2007	105.00	66	(2)
Euro-Bund Future Put Option	5/24/2007	113.50	64	(12)
Euro-Bund Future Call Option	5/24/2007	116.50	64	(11)
				$ (78)

JNL/Putnam Equity Fund
Accredited Home Lenders Corp. Put Option	4/21/2007	50.00	3,218	$ (12)
MGIC Investment Corp. Put Option	4/21/2007	12.50	1,742	(1)
				$ (13)

JNL/Western Asset Strategic Bond Fund
U.S. 20-Year Treasury Note Future Call Option	5/25/2007	116.00	164	$ (15)
U.S. 20-Year Treasury Note Future Put Option	5/25/2007	108.00	164	(31)
				$ (46)

Summary of Written Options (in thousands except contracts):
	Number of Contracts	Premiums

JNL/Oppenheimer Growth Fund
Options outstanding at December 31, 2006	-	$ -
Options written during the period	26	8
Options closed during the period	-	-
Options exercised during the period	-	-
Options expired during the period	-	-
Options outstanding at March 31, 2007	26	$ 8

JNL/PIMCO Total Return Bond Fund
Options outstanding at December 31, 2006	2,360	$ 2,210
Options written during the period	1,639	1,188
Options closed during the period	(1,434)	(826)
Options exercised during the period	-	-
Options expired during the period	-	-
Options outstanding at March 31, 2007*	2,565	$ 2,572

JNL/PIMCO Real Return Fund
Options outstanding at December 31, 2006	-	$ -
Options written during the period	132	44
Options closed during the period	-	-
Options exercised during the period	-	-
Options expired during the period	-	-
Options outstanding at March 31, 2007*	132	$ 44

JNL/Putnam Equity Fund
Options outstanding at December 31, 2006	-	$ -
Options written during the period	4,960	7
Options closed during the period	-	-
Options exercised during the period	-	-
Options expired during the period	-	-
Options outstanding at March 31, 2007	4,960	$ 7

JNL/Western Asset Strategic Bond Fund
Options outstanding at December 31, 2006	351	$ 102
Options written during the period	328	65
Options closed during the period	(347)	(101)
Options exercised during the period	(4)	(1)
Options expired during the period	-	-
Options outstanding at March 31, 2007	328	$ 65

*	Rollforward excludes options that act as futures, which comprise 478 and 128 contracts for PIMCO Total Return Bond Fund and PIMCO Real Return Fund respectively.

Schedule of Futures Contracts (in thousands except contracts):
	Contracts		Unrealized
	Long/		Appreciation/
	(Short)		(Depreciation)

JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund
S&P 500 E-Mini Future
Expiration June 2007	47	USD	$ 19

JNL/Putnam Equity Fund
S&P 500 Future
Expiration June 2007	2	USD	$ (8)

JNL/Mellon Capital Management International Index Fund
Dow Jones Euro Stoxx Future
Expiration June 2007	102	USD	$ 76
FTSE 100 Index Future
Expiration June 2007	38	USD	17
Topix Index Future
Expiration June 2007	31	USD	254
			$ 347

JNL/Mellon Capital Management S&P 400 MidCap Index Fund
S&P MidCap 400 E-Mini Future
Expiration June 2007	91	USD	$ (11)

JNL/Mellon Capital Management S&P 500 Index Fund
S&P 500 E-Mini Future
Expiration June 2007	110	USD	$ 79

JNL/Mellon Capital Management Small Cap Index Fund
Russell 2000 Mini Index Future
Expiration June 2007	162	USD	$ 283

	Notional
	Amount
JNL/Western Asset Strategic Bond Fund
British Pound Sterling Future
Expiration September 2007	183,000	GBP	$ (110)
Euro Bund Future, 10-Year, 6.00%
Expiration June 2007	17,000	EUR	(201)
Eurodollar Future
Expiration September 2007	110,000	USD	(3)
U.S. Treasury Bond Future, 20-Year, 6.00%
Expiration June 2007	4,200	USD	(49)
U.S. Treasury Note, 2-Year, 6.00%
Expiration June 2007	36,000	USD	114
U.S. Treasury Note, 5-Year, 6.00%
Expiration June 2007	50,900	USD	158
U.S. Treasury Note Future, 10-Year, 6.00%
Expiration June 2007	(33,700)	USD	(166)
			$ (257)

JNL/Western Asset U.S. Government & Quality Bond Fund
Eurodollar Future
Expiration September 2007	213,000	USD	82
U. S. Treasury Bond Future, 20-Year, 6.00%
Expiration June 2007	2,000	USD	$ (40)
U. S. Treasury Note Future, 5-Year, 6.00%
Expiration June 2007	28,000	USD	(37)
U. S. Treasury Note Future, 2-Year, 6.00%
Expiration June 2007	35,200	USD	112
U. S. Treasury Note Future, 10-Year, 6.00%
Expiration June 2007	(12,500)	USD	46
			$ 163

			Unrealized
	Notional		Appreciation/
	Amount		(Depreciation)

JNL/PIMCO Total Return Bond Fund
British Pound Sterling Future
Expiration March 2008	50,000	GBP	$ (22)
British Pound Sterling Future
Expiration June 2008	42,000	GBP	(9)
British Pound Sterling Future
Expiration September 2007	28,500	GBP	(38)
British Pound Sterling Future
Expiration September 2008	13,000	GBP	(13)
British Pound Sterling Future
Expiration December 2007	48,500	GBP	(54)
British Pound Sterling Future
Expiration December 2008	4,500	GBP	-
Euro Bund Future, 10-Year, 6.00%
Expiration June 2007	7,700	EUR	(49)
Eurodollar Future
Expiration March 2008	1,980,000	USD	398
Eurodollar Future
Expiration June 2008	880,000	USD	228
Eurodollar Future
Expiration September 2007	569,000	USD	(205)
Eurodollar Future
Expiration September 2008	313,000	USD	263
Eurodollar Future
Expiration December 2007	2,201,000	USD	33
Eurodollar Future
Expiration December 2008	394,000	USD	305
Euro Euribor Future
Expiration March 2008	149,000	EUR	(64)
Euro Euribor Future
Expiration June 2008	276,000	EUR	(66)
Euro Euribor Future
Expiration September 2008	64,000	EUR	(12)
Euro Euribor Future
Expiration December 2007	117,000	EUR	(27)
Euro Euribor Future
Expiration December 2008	65,000	EUR	(10)
Euroyen Future
Expiration September 2007	15,100,000	YEN	3,846
Euroyen Future
Expiration December 2007	20,600,000	YEN	5,006
U.S. Treasury Bond Future, 20-Year, 6.00%
Expiration June 2007	(14,300)	USD	168
U.S. Treasury Note, 10-Year, 6.00%
Expiration June 2007	8,400	USD	35
			$ 9,713

Schedule of Futures Contracts: (continued)
			Unrealized
	Notional		Appreciation/
	Amount		(Depreciation)

JNL/PIMCO Real Return Fund
Eurodollar Future
Expiration March 2008	(11,000)	USD	$ 1
Japanese Bond Future, 10-Year, 6.00%
Expiration June 2007	1,000,000	JPY	(950)
British Pound Sterling Future
Expiration March 2008	52,500	GBP	(27)
British Pound Sterling Future
Expiration June 2008	26,500	GBP	(13)
U. S. Treasury Note Future, 10-Year, 6.00%
Expiration June 2007	32,300	USD	68
U. S. Treasury Bond Future, 20-Year, 6.00%
Expiration June 2007	(54,000)	USD	920
			$ (1)

JNL/Goldman Sachs Short Duration Bond Fund
Eurodollar Future
Expiration June 2007	63,000	USD	$ (1)
Eurodollar Future
Expiration September 2007	69,000	USD	(17)
Eurodollar Future
Expiration December 2007	(122,000)	USD	12
Eurodollar Future
Expiration March 2008	72,000	USD	27
Eurodollar Future
Expiration June 2008	48,000	USD	24
Eurodollar Future
Expiration September 2008	12,000	USD	(1)
U.S. Treasury Note, 2-Year, 6.00%
Expiration June 2007	56,200	USD	75
U.S. Treasury Note, 5-Year, 6.00%
Expiration June 2007	54,700	USD	(88)
U.S. Treasury Note, 10-Year, 6.00%
Expiration June 2007	2,800	USD	4
U.S. Treasury Bond Future, 20-Year, 6.00%
Expiration June 2007	(11,800)	USD	190
			$ 225

Summary of Open Forward Foreign Currency Contracts:

Currency	Settlement	Notional	Currency	Unrealized
Purchased/Sold	Date	Amount	Value	Gain/(Loss)

JNL/AIM Real Estate Fund
JPY/USD	4/2/2007	2,183 JPY	$ 19	$ -
			$ 19	$ -

JNL/Credit Suisse Global Natural Resources Fund
NOK/USD	4/3/2007	4,543 NOK	$ 747	$ -
USD/AUD	4/3/2007	(369) AUD	(298)	(1)
ZAR/USD	4/3/2007	1,504 ZAR	207	(1)
			$ 656	$ (2)

JNL/FMR Balanced Fund
CAD/USD	4/3/2007	3 CAD	$ 3	$ -
CHF/USD	4/2/2007	2 CHF	1	-
CHF/USD	4/3/2007	1 CHF	-	-
NOK/USD	4/2/2007	14 NOK	2	-
NOK/USD	4/3/2007	14 NOK	2	-
USD/AUD	4/2/2007	(4) AUD	(3)	-
			$ 5	$ -

JNL/Franklin Templeton Mutual Shares Fund
CAD/USD	4/2/2007	27 CAD	$ 23	$ -
CHF/USD	4/2/2007	102 CHF	84	-
DKK/USD	4/2/2007	703 DKK	126	-
DKK/USD	4/23/2007	1,100 DKK	197	6
EUR/USD	4/2/2007	329 EUR	439	-
GBP/USD	4/2/2007	138 GBP	271	-
JPY/USD	4/2/2007	16,468 JPY	140	-
NOK/USD	6/7/2007	982 NOK	162	5
SEK/USD	4/2/2007	747 SEK	107	-
SGD/USD	4/2/2007	35 SGD	23	-
USD/AUD	5/14/2007	(132) AUD	(107)	(3)
USD/AUD	5/14/2007	(26) AUD	(21)	-
USD/CAD	6/26/2007	(430) CAD	(373)	(1)
USD/CHF	5/7/2007	(107) CHF	(89)	-
USD/CHF	5/7/2007	(554) CHF	(457)	(2)
USD/DKK	4/23/2007	(3,944) DKK	(708)	(16)
USD/EUR	6/19/2007	(7,349) EUR	(9,846)	(70)
USD/GBP	5/8/2007	(1,058) GBP	(2,081)	(16)
USD/GBP	5/8/2007	(142) GBP	(279)	-
USD/JPY	6/19/2007	(16,468) JPY	(141)	-
USD/JPY	6/19/2007	(163,682) JPY	(1,403)	4
USD/NOK	6/7/2007	(10,047) NOK	(1,657)	(25)
USD/SEK	8/15/2007	(9,788) SEK	(1,412)	(7)
USD/SGD	7/24/2007	(219) SGD	(146)	(1)
USD/TWD	6/6/2007	(6,500) TWD	(197)	-
			$ (17,345)	$ (126)

JNL/Select Global Growth Fund
CAD/USD	4/2/2007	667 CAD	$ 578	$ 2
CHF/USD	4/2/2007	291 CHF	239	-
CHF/USD	4/3/2007	113 CHF	93	-
EUR/USD	4/4/2007	168 EUR	224	5
USD/GBP	4/3/2007	(81) GBP	(160)	-
			$ 974	$ 7

Currency	Settlement	Notional	Currency	Unrealized
Purchased/Sold	Date	Amount	Value	Gain/(Loss)

JNL/Lazard Emerging Markets Fund
HUF/USD	4/2/2007	35,977 HUF	$ 194	$ -
ZAR/USD	4/2/2007	959 ZAR	132	(1)
			$ 326	$ (1)

JNL/PIMCO Total Return Bond Fund
AUD/USD	4/19/2007	747 AUD	$ 604	$ 7
BRL/USD	5/3/2007	6,696 BRL	3,240	184
BRL/USD	6/4/2007	3,292 BRL	1,586	106
BRL/USD	10/2/2007	1,152 BRL	545	(1)
BRL/USD	3/4/2008	6,696 BRL	3,170	79
CAD/USD	4/5/2007	161 CAD	139	2
CLP/USD	5/8/2007	111,000 CLP	206	(5)
CLP/USD	6/19/2007	36,980 CLP	69	(2)
CNY/USD	9/25/2007	768 CNY	102	2
CNY/USD	11/7/2007	63,403 CNY	8,453	(20)
CNY/USD	11/7/2007	7,655 CNY	1,021	7
CNY/USD	11/21/2007	3,755 CNY	501	1
CNY/USD	1/10/2008	4,802 CNY	640	(11)
EUR/USD	4/26/2007	798 EUR	1,067	-
GBP/USD	4/5/2007	80 GBP	157	1
INR/USD	5/29/2007	1,924 INR	44	1
INR/USD	6/20/2007	6,465 INR	147	2
KRW/USD	4/30/2007	89,870 KRW	96	-
KRW/USD	5/25/2007	1,236,890 KRW	1,317	(4)
KRW/USD	6/26/2007	162,600 KRW	173	1
KRW/USD	9/21/2007	52,945 KRW	57	-
MXN/USD	4/18/2007	11,975 MXN	1,084	(16)
MXN/USD	4/18/2007	2,795 MXN	253	1
MXN/USD	3/13/2008	14,770 MXN	1,325	13
NZD/USD	4/19/2007	395 NZD	282	5
PLN/USD	4/18/2007	608 PLN	210	6
PLN/USD	9/28/2007	608 PLN	211	1
RUB/USD	9/19/2007	1,536 RUB	59	-
RUB/USD	11/2/2007	18,542 RUB	714	9
RUB/USD	12/7/2007	51,867 RUB	1,998	21
RUB/USD	12/10/2007	3,058 RUB	118	1
SGD/USD	4/18/2007	156 SGD	103	1
SGD/USD	4/30/2007	629 SGD	416	4
SGD/USD	9/21/2007	172 SGD	115	1
TWD/USD	5/2/2007	5,211 TWD	158	-
TWD/USD	5/2/2007	2,504 TWD	76	-
USD/BRL	5/3/2007	(6,696) BRL	(3,240)	(13)
USD/CNY	11/7/2007	(1,862) CNY	(248)	2
USD/EUR	4/26/2007	(6,713) EUR	(8,975)	(2)
USD/GBP	4/5/2007	(2,013) GBP	(3,961)	(24)
USD/JPY	5/15/2007	(330,424) JPY	(2,821)	(75)
USD/JPY	5/15/2007	(214,513) JPY	(1,831)	6
USD/KRW	4/30/2007	(255,068) KRW	(271)	1
USD/KRW	5/25/2007	(994,203) KRW	(1,059)	(1)
USD/KRW	9/21/2007	(52,945) KRW	(57)	-
USD/MXN	4/18/2007	(14,770) MXN	(1,337)	2
USD/PLN	4/18/2007	(608) PLN	(210)	(1)
USD/SGD	4/30/2007	(400) SGD	(264)	(1)
USD/TWD	5/2/2007	(9,130) TWD	(276)	-
ZAR/USD	5/16/2007	111 ZAR	15	1
ZAR/USD	6/13/2007	164 ZAR	22	-
			$ 5,943	$ 292

Summary of Open Forward Foreign Currency Contracts (continued):

Currency	Settlement	Notional	Currency	Unrealized
Purchased/Sold	Date	Amount	Value	Gain/(Loss)

JNL/Mellon Capital Management International Index Fund
EUR/USD	6/14/2007	687 EUR	$ 920	$ -
EUR/USD	6/14/2007	4,035 EUR	5,406	54
GBP/USD	6/14/2007	252 GBP	495	-
GBP/USD	6/14/2007	2,434 GBP	4,788	51
JPY/USD	6/14/2007	337,097 JPY	2,888	1
JPY/USD	6/14/2007	377,075 JPY	3,231	(16)
USD/EUR	6/14/2007	(1,547) EUR	(2,072)	(23)
USD/GBP	6/14/2007	(867) GBP	(1,705)	(35)
USD/JPY	6/14/2007	(206,400) JPY	(1,769)	25
			$ 12,182	$ 57

JNL/Western Asset U.S. Government & Quality Bond Fund
EUR/USD	5/9/2007	1,780 EUR	$ 2,381	$ 60
JPY/USD	5/9/2007	270,049 JPY	2,304	53
			$ 4,685	$ 113

JNL/Western Asset Strategic Bond Fund
EUR/USD	5/9/2007	3,460 EUR	$ 4,628	$ 116
JPY/USD	5/9/2007	503,940 JPY	4,299	96
			$ 8,927	$ 212

JNL/PIMCO Real Return Fund
CHF/USD	6/7/2007	3,503 CHF	$ 2,900	$ 10
CNY/USD	3/7/2008	32,517 CNY	4,335	(99)
USD/CHF	6/7/2007	(639) CHF	(529)	(2)
USD/EUR	4/26/2007	(7,754) EUR	(10,367)	(3)
USD/GBP	4/5/2007	(298) GBP	(586)	(2)
USD/JPY	5/15/2007	(8,991) JPY	(77)	-
USD/JPY	5/15/2007	(30,000) JPY	(256)	(7)
			$ (4,580)	$ (103)

JNL/JPMorgan International Value Fund
AUD/USD	5/25/2007	25,033 AUD	$ 20,217	$ 741
CAD/USD	5/25/2007	667 CAD	578	2
CHF/USD	5/25/2007	291 CHF	239	-
CHF/USD	5/25/2007	37,506 CHF	31,016	487
EUR/CHF	5/25/2007	291 EUR	239	47
EUR/USD	5/25/2007	6,309 EUR	8,444	125
GBP/CAD	5/25/2007	667 GBP	578	133
GBP/USD	5/25/2007	7,843 GBP	15,428	109
HKD/USD	5/25/2007	104,102 HKD	13,348	(13)
JPY/USD	5/25/2007	1,189,405 JPY	10,166	149
JPY/USD	5/25/2007	853,860 JPY	7,298	(33)
SEK/USD	5/25/2007	53,027 SEK	7,619	27
SGD/USD	5/25/2007	10,362 SGD	6,856	69
USD/AUD	5/25/2007	(2,777) AUD	(2,243)	(88)
USD/EUR	5/25/2007	(69,636) EUR	(93,209)	(1,401)
USD/GBP	5/25/2007	(4,800) GBP	(9,442)	(162)
USD/HKD	5/25/2007	(46,564) HKD	(5,970)	5
USD/JPY	5/25/2007	(983,379) JPY	(8,405)	36
USD/NOK	5/25/2007	(37,157) NOK	(6,125)	(50)
USD/SGD	5/25/2007	(1,842) SGD	(1,219)	(15)
			$ (4,587)	$ 168

Summary of Interest Rate and Total Return Swap Agreements :
			Unrealized
	Notional Amount		Appreciation/(Depreciation)
JNL/PIMCO Total Return Bond Fund
Barclay's Capital
Receive fixed rate equal to 5.00% and pay floating rate
based on 3 month LIBOR, 06/20/2009	20,100	USD	$ (30)
Receive fixed rate equal to 1.00% and pay floating rate
based on 6 month LIBOR, 03/18/2009	310,000	JPY	(1)
Receive fixed rate equal to 5.00% and pay floating rate
based on 6 month LIBOR, 06/15/2009	5,000	GBP	13
Receive fixed rate equal to 6.00% and pay floating rate
based on 6 month LIBOR, 12/20/2008	5,800	GBP	4
Receive fixed rate equal to 6.00% and pay floating rate
based on 6 month LIBOR, 03/20/2009	3,300	GBP	(8)
Receive fixed rate equal to 2.10% and pay floating rate
based on French CPI Excluding Tobacco, 10/15/2010	2,700	EUR	63
Receive floating rate based on 6 month LIBOR and
pay fixed rate equal to 4.00%, 12/15/2036	800	GBP	91
Citibank
Receive fixed rate equal to 5.00% and pay floating rate
based on 3 month LIBOR, 06/20/2037	2,300	USD	(18)
Receive fixed rate equal to 8.17% and pay floating rate
based on 28 day TIIE, 11/04/2016	2,800	MXN	4
Credit Suisse
Receive fixed rate equal to 5.00% and pay floating rate
based on 3 month LIBOR, 06/20/2009	14,900	USD	35
Receive fixed rate equal to 5.00% and pay floating rate
based on 3 month LIBOR, 06/20/2037	2,300	USD	(30)
Receive fixed rate equal to 5.00% and pay floating rate
based on 6 month LIBOR 06/15/2009	700	GBP	(2)
Deutsche Bank
Receive fixed rate equal to 5.00% and pay floating rate
based on 3 month LIBOR, 12/19/2008	55,100	USD	119
Receive fixed rate equal to 5.00% and pay floating rate
based on 3 month LIBOR, 06/20/2009	69,100	USD	286
Receive fixed rate equal to 5.00% and pay floating rate
based on 3 month LIBOR, 06/20/2037	400	USD	(15)
Receive fixed rate equal to 1.00% and pay floating rate
based on 6 month LIBOR, 09/18/2018	2,230,000	JPY	14
Receive fixed rate equal to 1.00% and pay floating rate
based on 6 month LIBOR, 03/18/2019	500,000	JPY	3
Receive fixed rate equal to 1.50% and pay floating rate
based on 6 month LIBOR, 06/20/2012	1,070,000	JPY	30
Receive fixed rate equal to 2.00% and pay floating rate
based on 6 month LIBOR, 12/20/2016	810,000	JPY	10
Receive fixed rate equal to 2.50% and pay floating rate
based on 6 month LIBOR, 12/20/2026	310,000	JPY	(12)
Receive fixed rate equal to 6.00% and pay floating rate
based on 6 month LIBOR, 12/20/2008	3,500	GBP	1
Receive fixed rate equal to 6.00% and pay floating rate
based on 6 month BBSW, 06/20/2009	2,200	AUD	(9)
Goldman Sachs Capital Markets, L.P.
Receive fixed rate equal to 5.00% and pay floating rate
based on 3 month LIBOR, 06/20/2037	7,800	USD	51
Receive fixed rate equal to 1.50% and pay floating rate
based on 6 month LIBOR, 06/20/2012	350,000	JPY	24
Receive fixed rate equal to 2.00% and pay floating rate
based on 6 month LIBOR, 12/20/2016	376,000	JPY	25
Receive fixed rate equal to 4.00% and pay floating rate
based on 6 month EURIBOR, 03/20/2009	2,300	EUR	-
Receive fixed rate equal to 1.96% and pay floating rate

based on French CPI Excluding Tobacco, 03/30/2012	600	EUR	-
Receive fixed rate equal to 2.00% and pay floating rate
based on French CPI Excluding Tobacco, 03/15/2012	9,800	EUR	(7)
HSBC Holdings
Receive fixed rate equal to 4.50% and pay floating rate
based on 6 month LIBOR, 12/20/2007	10,300	GBP	(168)
Receive floating rate based on 6 month LIBOR and
pay fixed rate equal to 4.00%, 12/15/2036	1,300	GBP	107
Lehman Special Financing, Inc.
Receive fixed rate equal to 5.00% and pay floating rate
based on 3 month LIBOR, 06/20/2037	1,500	USD	12
Receive fixed rate equal to 1.50% and pay floating rate
based on 6 month LIBOR, 06/20/2012	780,000	JPY	27
Receive fixed rate equal to 4.50% and pay floating rate
based on 6 month LIBOR, 09/20/2009	3,800	GBP	(163)
Receive fixed rate equal to 1.00% and pay floating rate
based on 1 month TBOR, 03/18/2008	5,200,000	JPY	20
Merrill Lynch Capital Services, Inc.
Receive fixed rate equal to 5.00% and pay floating rate
based on 6 month LIBOR, 06/15/2009	6,900	GBP	(29)

Receive fixed rate equal to 4.50% and pay floating rate
based on 3 month CBK, 06/15/2027	500	CAD	(13)
Receive fixed rate equal to 12.95% and pay floating rate
based on CDI, 01/04/2010	1,400	BRL	15
Receive floating rate based on 6 month LIBOR and
pay fixed rate equal to 4.00%, 12/15/2035	100	GBP	4
Morgan Stanley Capital Services, Inc.
Receive fixed rate equal to 1.50% and pay floating rate
based on 6 month LIBOR, 06/20/2012	170,000	JPY	8
Receive fixed rate equal to 2.00% and pay floating rate
based on 6 month LIBOR, 12/20/2016	140,000	JPY	1
Receive fixed rate equal to 2.50% and pay floating rate
based on 6 month LIBOR, 12/20/2026	120,000	JPY	7
Receive fixed rate equal to 6.00% and pay floating rate
based on 6 month EURIBOR, 06/18/2034	3,300	EUR	45
Receive fixed rate equal to 12.78% and pay floating rate
based on French CDI, 01/04/2010	3,300	BRL	29
Royal Bank of Scotland
Receive fixed rate equal to 5.00% and pay floating rate
based on 3 month LIBOR, 12/19/2008	55,100	USD	111
Receive fixed rate equal to 5.00% and pay floating rate
based on 3 month LIBOR, 06/20/2009	42,400	USD	(45)
Receive fixed rate equal to 5.00% and pay floating rate
based on 3 month LIBOR, 06/20/2037	17,400	USD	(603)
Receive fixed rate equal to 6.00% and pay floating rate
based on 6 month LIBOR, 03/20/2009	3,100	GBP	(9)
Receive fixed rate equal to 2.00% and pay floating rate
based on 6 month LIBOR, 12/20/2016	300,000	JPY	21
Receive fixed rate equal to 4.50% and pay floating rate
based on 3 month CBK, 06/15/2027	800	CAD	(17)
Receive floating rate based on 6 month LIBOR and
pay fixed rate equal to 4.00%, 12/15/2036	2,300	GBP	208
UBS AG
Receive fixed rate equal to 5.00% and pay floating rate
based on 3 month LIBOR, 06/20/2009	14,800	USD	(21)
Receive fixed rate equal to 1.00% and pay floating rate
based on 6 month LIBOR, 09/18/2008	280,000	JPY	2
Receive fixed rate equal to 1.00% and pay floating rate
based on 6 month LIBOR, 03/18/2009	6,080,000	JPY	24
Receive fixed rate equal to 2.00% and pay floating rate
based on 6 month LIBOR, 12/20/2016	200,000	JPY	11
			$ 225
JNL/PIMCO Real Return Fund
Barclay's Capital
Receive fixed rate equal to 1.95% and pay floating rate
based on French CPI Excluding Tobacco, 03/15/2012	300	EUR	$ -
Receive fixed rate equal to 8.33% and pay floating rate
based on 28 day TIIE Index, 02/14/2017	2,500	MXN	6
Receive floating rate based on 6 month LIBOR and
pay fixed rate equal to 4.00%, 12/15/2035	1,300	GBP	33
Citibank
Receive fixed rate equal to 8.17% and pay floating rate
based on 28 day TIIE, 11/04/2016	2,700	MXN	6
Credit Suisse
Receive fixed rate equal to 5.00% and pay floating rate

based on 6 month LIBOR, 09/15/2010	3400	GBP	(36)
Receive floating rate based on 6 month LIBOR and
pay fixed rate equal to 4.00%, 12/15/2035	1,400	GBP	33
Goldman Sachs Capital Markets, L.P.
Receive fixed rate equal to 5.00% and pay floating rate
based on 3 month LIBOR, 06/20/2037	6,300	USD	93
Receive fixed rate equal to 2.00% and pay floating rate
based on French CPI Excluding Tobacco, 03/15/2012	10,700	EUR	31
Receive floating rate based on 6 month LIBOR and
pay fixed rate equal to 5.00%, 09/15/2015	1,000	GBP	17
JPMorgan Chase
Receive fixed rate equal to 1.95% and pay floating rate
based on French CPI Excluding Tobacco, 03/15/2012	700	EUR	1
Royal Bank of Scotland
Receive fixed rate equal to 5.00% and pay floating rate
based on 3 month LIBOR, 06/20/2037	2,500	USD	12
Receive fixed rate equal to 5.00% and pay floating rate
based on 6 month LIBOR, 09/15/2010	2,500	GBP	(23)
Receive fixed rate equal to 1.95% and pay floating rate
based on French CPI Excluding Tobacco, 03/30/2012	300	EUR	-
Receive fixed rate equal to 1.96% and pay floating rate
based on French CPI Excluding Tobacco, 03/28/2012	100	EUR	-
Receive floating rate based on the volatility between USD/CHF
and pay fixed rate equal to 7.08%, 09/26/2007	1,300	USD	3
			$ 176
JNL/Goldman Sachs Short Duration Bond Fund
Bank of America, N.A.
Receive the resulting amount if positive or pay the resulting amount if negative of the change in the Banc of America Securities CMBS AAA
10yr Index plus .05% divided by 10,000	15,000	USD	$ (14)
Receive floating rate based on 3 month LIBOR and
pay fixed rate equal to 5.00%, 06/20/2012	13,800	USD	(92)
Deutsche Bank
Receive floating rate based on 3 month LIBOR and
pay fixed rate equal to 5.00%, 06/20/2012	48,800	USD	290
			$ 184

Summary of Credit Default Swaps :
			Unrealized
	Notional Amount		Appreciation/(Depreciation)
JNL/PIMCO Total Return Bond Fund
The Fund will pay the notional amount of the swap upon a default event involving Softbank Corp. issues. Deutsche Bank
agrees to pay 2.30% times the notional amount, 9/20/2007.	(55,000)	JPY	$ (4)
The Fund will pay the notional amount of the swap upon a default event involving Anadarko Petroleum Corp. issues. Goldman Sachs
International agrees to pay 0.15% times the notional amount, 3/20/2008.	(600)	USD	-
The Fund will pay the notional amount of the swap upon a default event involving United Mexican States issues. JPMorgan Chase
Bank, N.A. agrees to pay 0.92% times the notional amount, 3/20/2016.	(500)	USD	(10)
The Fund will pay the notional amount of the swap upon a default event involving Republic of Panama issues. JPMorgan Chase
Bank, N.A. agrees to pay 1.25% times the notional amount, 1/20/2017	(200)	USD	-
The Fund will pay the notional amount of the swap upon a default event involving Republic of Panama issues. JPMorgan Chase
Bank, N.A. agrees to pay 1.25% times the notional amount, 1/20/2017	(200)	USD	-
The Fund will pay the notional amount of the swap upon a default event involving American International Group Inc. issues. JPMorgan
Chase Bank, N.A. agrees to pay 0.05% times the notional
amount, 12/20/2007.	(4,000)	USD	-
The Fund will pay the notional amount of the swap upon a default event involving Republic of Indonesia issues. Lehman Brothers
Special Financing Inc. agrees to pay 0.40% times the notional
amount, 12/20/2008.	(500)	USD	-
The Fund will pay the notional amount of the swap upon a default event involving Federative Republic of Brazil issues. Merrill Lynch
International agrees to pay 1.95% times the notional amount, 4/20/2016.	(100)	USD	(4)
The Fund will pay the notional amount of the swap upon a default event involving Russian Federation issues. Morgan Stanley Capital Services
Inc. agrees to pay 0.46% times the notional amount, 6/20/2007.	(300)	USD	-
The Fund will pay the notional amount of the swap upon a default event involving Republic of Indonesia issues. Royal Bank of Scotland Plc
agrees to pay 0.39% times the notional amount, 12/20/2008.	(2,000)	USD	2
The Fund will pay the notional amount of the swap upon a default event involving Republic of Indonesia issues. Royal Bank of Scotland Plc
agrees to pay 0.40% times the notional amount, 12/20/2008.	(3,000)	USD	2
Goldman Sachs International will pay the notional amount of the swap upon a default event involving Dow Jones CDX Index issues. The Fund
agrees to pay 0.65% times the notional amount, 12/20/2016.	5,000	USD	30
Goldman Sachs International will pay the notional amount of the swap upon a default event involving Dow Jones CDX Index issues. The Fund
agrees to pay 0.65% times the notional amount, 12/20/2016.	6,000	USD	26
Goldman Sachs International will pay the notional amount of the swap upon a default event involving Dow Jones CDX Index issues. The Fund
agrees to pay 0.65% times the notional amount, 12/20/2016.	5,000	USD	30
Goldman Sachs International will pay the notional amount of the swap upon a default event involving Dow Jones CDX Index issues. The Fund
agrees to pay 0.65% times the notional amount, 12/20/2016.	5,000	USD	30
			$ 102

ITEM 2. Controls and Procedures

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant's filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant's management, including the registrant's principal executive officer and the registrant's principal financial officer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures. Based on such evaluation, the registrant's principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the registrant’s internal controls over financial reporting during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to affect, the registrant’s internal controls over financial reporting. There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the 1940 Act, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JNL Series Trust

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	May 24, 2007

By:	/s/ Daniel W. Koors
Daniel W. Koors
Principal Financial Officer

Date:	May 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	May 24, 2007

By:	/s/ Daniel W. Koors
Daniel W. Koors
Principal Financial Officer

Date:	May 24, 2007

Exhibit List

Exhibit 3(a):	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Act.

Exhibit 3(b):	Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Act.